ANNUAL REPORT
                                                                        GE FUNDS

SEPTEMBER 30, 2001


[LOGO OMITTED]


WE BRING GOOD THINGS TO LIFE.

                                                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT ..................................................   2
GE FUNDS' BRIGHTEST STARS ..................................................   4
FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund ..................................................   5
      GE Value Equity Fund .................................................  10
      GE Mid-Cap Growth Fund ...............................................  14
      GE Mid-Cap Value Equity Fund .........................................  18
      GE Small-Cap Value Equity Fund .......................................  22
      GE S&P 500 Index Fund ................................................  26
      GE Global Equity Fund ................................................  34
      GE International Equity Fund .........................................  39
      GE Europe Equity Fund ................................................  44
      GE Emerging Markets Fund .............................................  48
      GE Premier Growth Equity Fund ........................................  54
      GE Premier Research Equity Fund ......................................  57
      GE Premier International Equity Fund .................................  61
      GE Premier Value Equity Fund .........................................  65
      GE Fixed Income Fund .................................................  68
      GE Government Securities Fund ........................................  76
      GE Short-Term Government Fund ........................................  80
      GE Tax-Exempt Fund ...................................................  84
      GE High Yield Fund ...................................................  89
      GE Strategic Investment Fund .........................................  96
      GE Money Market Fund ................................................. 107
NOTES TO PERFORMANCE ....................................................... 109
NOTES TO SCHEDULES OF INVESTMENTS .......................................... 111
FINANCIAL STATEMENTS
      Financial Highlights ................................................. 112
      Notes to Financial Highlights ........................................ 129
      Statements of Assets and Liabilities ................................. 130
      Statements of Operations ............................................. 134
      Statements of Changes in Net Assets .................................. 138
      Notes to Financial Statements ........................................ 146
REPORT OF INDEPENDENT ACCOUNTANTS .......................................... 159
TAX INFORMATION ............................................................ 160
INVESTMENT TEAM ............................................................ 161
SHAREHOLDER INQUIRIES ...................................................... 164

--------------------------------------------------------------------------------
 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                       LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER

Attached is the Annual Report for the GE Funds, for the fiscal year ended September 30, 2001. I invite you to read this letter to understand more about the past year in the investment markets and the outlook going forward, as well as some perspective to consider in these trying times. To find out specific information about a particular fund's performance, please take a few minutes to review the portfolio manager commentary and the fund specific data included in this report.


MARKET OVERVIEW
It is safe to say that the past year was like no other we've experienced. Certainly, the most notable and tragic event occurred on September 11th, a day that America will never forget. While the memory of thousands of victims and their families remain with us, so do a number of questions about what the terrorist attacks will mean for our country, our economy and specific to the concerns of this report, your investments.

The attacks came at the end of what had already been a challenging year for the U.S. economy. The rate of economic growth began to show signs of slowing as 2000 came to an end. The growth rate continued to slow through the first half of 2001. The Federal Reserve (the "Fed"), to its credit, took aggressive action in an effort to stimulate economic growth, by reducing short-term interest rates regularly, beginning in January. There were signs that by the end of summer, the Fed's actions might succeed in thwarting or minimizing the depth of a recession and boosting the rate of economic growth by year's end. That was until September 11, when the tragedy that befell the country also was felt by the economy. A number of industries, most notably in the airline, lodging and insurance areas, felt a direct impact.

While stocks had been moving in a generally negative direction throughout the year, the markets made one last significant drop in the aftermath of the attacks. In fact, the final three months of the fiscal year resulted in the fourth worst decline in the stock market since 1928. But that just capped what had already been a very difficult year for equity investors. Over the 12 months ended September 30, 2001, the Standard & Poor's 500 Index declined by 26.7%, while the Dow Jones Industrial Average lost almost 17%. The technology-heavy NASDAQ Composite Index fared even worse, losing nearly 60% of its value over the same time period. Although the markets came to life briefly in January and again in April, ongoing concerns about weakening corporate profits, a result of the nation's struggling economy, took a toll on most stocks.
At one time or another, nearly every industry represented in the market faced difficult times.

With the economy continuing to slow throughout the year, interest in bonds was on the rise. Anticipating the Fed's rate-cutting actions, the bond market rallied late in 2000, and continued on that path for most of 2001. Even in July and August, when there was some expectation that an economic turnaround was at hand, interest rates on bonds continued to decline, boosting bond values. Throughout the year, the biggest rate reductions took place in shorter-term securities. The yield on 3-month U.S. Treasury bills fell 3.5% over the 12-month period, while yields on 30-year Treasury bonds declined less than 0.50%. The economic slowdown was felt not just in U.S. markets. Recession fears also affected other countries. Europe's economies showed signs of weakness, but unlike the Fed, the European Central Bank generally hesitated to trim interest rates until late in the summer. Japan's economy continued to slump as a new government promised much-needed reforms, but doubts grew as to how quickly those would take place. Other Asian markets also were in decline, and most emerging markets suffered as investors showed less appetite for risk.


MARKET OUTLOOK
In the months ahead, the markets will be trying to get a grip on the full extent of the economic fallout stemming from the September 11th attacks and subsequent events. It is difficult to say at this point what the magnitude of the economic slowdown is, or when the economy can be expected to recover. Many companies have been assessing the impact of the terrorist attacks in conjunction with the slowing economy, and expectations are for lower profits across a number of industries. This process could lead to the discovery of a true bottom for the stock market, though the rebound may be marked by significant volatility. The focus of domestic equity portfolios will be primarily on high-quality companies with sustainable franchises, which should withstand the expected volatility in the markets over the coming months. Foreign equity markets are likely to face similar conditions given the amount of uncertainty confronting investors. Bond portfolios are positioned to take a neutral stance on the markets until clearer patterns develop in the interest-rate environment. In general, patience and a deliberate approach are likely to be the best policies for investors.

FUND HIGHLIGHTS
Although the investment markets have presented significant challenges in recent weeks, we are proud to recognize the outstanding performance generated by a number of our GE Funds.

Among the most notable accomplishments are the long-term records of consistency turned in by the GE U.S. Equity Fund and the GE Value Equity Fund. For the five-year period ended September 30, 2001, both funds rank in the top 20% of their respective competitive categories, according to the independent mutual fund rating organization Morningstar. In addition, the GE U.S. Equity Fund also holds that distinction for the past three-year period.

The GE Small-Cap Value Equity Fund and the GE Premier Growth Equity Fund both turned in strong performances on a relative basis. These Funds rank in the top 20% of their competitive groups for both one-year and three-year periods ended September 30, 2001 (neither Fund has yet to reach its five-year anniversary date). The GE Small-Cap Value Equity Fund Class A and B shares were rated 5 stars by Morningstar among 4,633 Domestic Equity Funds for the three-year period. Please see GE Funds' Brightest Stars on page 4.


A TIME FOR DISCIPLINE
There's little doubt that the world we live in today feels far different than it did before September 11th. As an investor, it is easy to be distracted by fast-moving events and concerned about what may lie ahead. This is a time when it's important to remember the importance of staying true to your ultimate investment objectives. Successful investors know that they must not let day-to-day events drive long-term investment decisions. For most investors, the past year has been a test of their resolve to stick with a strategy that fits their goals and their comfort level. Now may be a good time for you to closely review where you stand and whether you believe the types of investments you've chosen are still appropriate for your situation. Chances are, if your circumstances haven't dramatically changed, your portfolio shouldn't change significantly either. Markets have always struggled in certain periods of time, but history tells us that ultimately, they recover. If you still believe in your goals and dreams and in the future of America, now, more than ever, is a time to stay true to your objectives as an investor.

All of us at GE Funds wish to extend a special thanks to you for continuing to place your trust in our investment professionals. While these can be difficult and distracting times, it is more important than ever for you to make the most of your investment portfolio. To find other services that can help you, please check out our website at www.gefn.com/mutual funds. We look forward to continuing to be your partner as you pursue your financial goals.


Sincerely,

/s/signature

Michael J. Cosgrove
Chairman, GE Funds
October 19, 2001


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER - GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

                                                       GE FUNDS' BRIGHTEST STARS

                                                                        AVERAGE ANNUAL RETURNS*
                                                                  ---------------------------------

                                              INCEPTION       ONE         THREE       FIVE        SINCE        MORNINGSTARTM**
AS OF 9/30/01                                 DATE+           YEAR        YEARS       YEARS       INCEPTION    OVERALL RATING

DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund Class A         9/30/98         4.70%      17.83%      N/A         17.82%       [5 STARS]
GE Small-Cap Value Equity Fund Class B         9/30/98         3.93%      16.94%      N/A         16.92%       [5 STARS]
GE U.S. Equity Fund Class A                    2/22/93       (17.71%)      5.64%      11.72%      13.24%       [4 STARS]
GE U.S. Equity Fund Class B                   12/22/93       (18.33%)      4.86%      10.89%      12.60%       [4 STARS]
GE Value Equity Fund Class A                    9/8/93       (15.95%)      6.02%      12.02%      12.61%       [4 STARS]
GE Value Equity Fund Class B                    9/8/93       (16.54%)      5.30%      11.29%      11.87%       [4 STARS]
GE Strategic Investment Fund Class A           2/22/93        (9.31%)      5.96%      9.05%       10.01%       [4 STARS]
GE Strategic Investment Fund Class B           2/22/93       (10.00%)      5.17%      8.21%        9.33%       [4 STARS]

INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund Class A                   2/2/93       (26.69%)      4.73%      4.00%        7.74%       [4 STARS]
GE Global Equity Fund Class B                 12/22/93       (27.24%)      3.93%      3.23%        5.19%       [4 STARS]

TAXABLE BOND FUNDS
-------------------------------------------------------------------------------------------------------------------------------
GE Short-Term Government Fund Class A           3/2/94        10.10%       6.05%      6.42%        5.96%       [4 STARS]
GE Short-Term Government Fund Class B           3/2/94         9.55%       5.42%      5.79%        5.46%       [4 STARS]

+  COMMENCEMENT OF OPERATIONS

 * MORE COMPLETE INFORMATION ON THE TOTAL RETURNS IS INCLUDED ON THE FOLLOWING PAGES.

** GE SMALL-CAP VALUE EQUITY FUND, GE U.S. EQUITY FUND, GE VALUE EQUITY FUND AND GE STRATEGIC INVESTMENT FUND
   WERE RATED AMONG 4633 AND 2904 DOMESTIC EQUITY FUNDS; GE GLOBAL EQUITY FUND WAS RATED AMONG 1305 AND 845
   INTERNATIONAL EQUITY FUNDS; AND GE SHORT-TERM GOVERNMENT FUND WAS RATED AMONG 1824 AND 1345 TAXABLE BOND
   FUNDS, FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

   MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 9/30/01. PAST PERFORMANCE
   IS NO GUARANTEE OF FUTURE RESULTS. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM THE FUNDS'
   THREE, FIVE, AND TEN-YEAR AVERAGE ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY TREASURY BILL RETURNS
   WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW THE 90-DAY T-BILL
   RETURNS. THE GE SMALL-CAP VALUE EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED FIVE STARS FOR THE
   THREE-YEAR PERIOD. THE GE U.S. EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED THREE STARS FOR THE
   THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE VALUE EQUITY FUND CLASS A AND CLASS B
   SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE
   STRATEGIC INVESTMENT FUND CLASS A SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR
   THE FIVE-YEAR PERIOD. THE GE STRATEGIC INVESTMENT FUND CLASS B SHARES RECEIVED FOUR STARS FOR THE
   THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE GLOBAL EQUITY FUND CLASS A AND CLASS B
   SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE
   SHORT-TERM GOVERNMENT FUND CLASS A AND CLASS B SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND
   FOUR STARS FOR THE FIVE-YEAR PERIOD. RATINGS FOR OTHER GE FUNDS OR OTHER CLASSES OF SHARES MAY BE
   DIFFERENT. NONE OF THE GE FUNDS SHOWN HAVE BEEN OFFERED LONG ENOUGH TO RECEIVE TEN YEAR RATINGS. THE TOP
   10% OF THE FUNDS IN A CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, AND THE NEXT 35%
   RECEIVE THREE STARS.

                                                             GE U.S. EQUITY FUND


Q&A


Q.  HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK AND LIPPER PEER GROUP DURING
    THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE U.S. Equity Fund declined 17.71% for Class A shares, 18.33% for Class B shares, 18.30% for Class C shares and 17.50% for Class Y shares for the one-year period ended September 30, 2001. The Fund finished far ahead of both its broad-based benchmark index, the Standard & Poor's 500 Composite Price Index, which declined 26.66%, and our Lipper peer group of 667 Large Cap Core funds, which lost an average of 27.41%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE ONE-YEAR PERIOD?

A. The Fund's success relative to its benchmark is due in large part to our underweight in technology. Over the twelve month period, the Fund's technology position was 18%, while that sector represents 22% of the S&P 500 benchmark. While the sector declined more than 62% for the S&P 500 benchmark, our holdings declined by only 36%. We were able to avoid stocks such as Hewlett Packard (-66%), as well as JDS Uniphase (-93%), Corning (-91%), and Lucent Technologies (-80%). On the other hand, our holdings, such as First Data, returned more than 50%, and Equifax gained more than 38% over this time frame. Other holdings such as Microsoft and IBM were down modestly compared to the rest of the sector.

Q.  WHICH STOCKS/SECTORS HAVE NOT PERFORMED WELL? WHICH HAVE PERFORMED WELL?

A. The overall environment for the past twelve months has been difficult, as the S&P 500 return of negative 26.66% suggests. Only two sectors for the S&P 500 posted positive returns over this period, including basic materials with a 12% advance, and consumer stable stocks, with a positive return of 2%. Most of the sectors posted double-digit losses over the period, with technology (-62%), capital goods (-23%), and utilities (-22%) the biggest detractors from performance. Consumer cyclicals (-14%), financials (-13%), and energy (-13%) were not far behind.

    Our healthcare holdings did well in this environment, as investors looked for defensive, safe haven companies to weather the storm. Issues such as Cardinal Health, Lincare, and Johnson & Johnson helped performance. In the consumer cyclicals sector, Target and Lowes did well over the period with returns of 39% and 24%, respectively.

Q.  HOW WILL THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001 IMPACT THE FUND?

A. September of 2001 will never be dismissed as just another market correction. It is the month in which the geopolitical and economic landscape was repainted. The devastation of September 11, 2001 caused the markets to close for almost a week and the S&P 500 to fall more than 8% in September. Despite the enormous amount of fear, the markets have begun to digest the information without irrational panic.

    The major question facing investors today is the magnitude and duration of the U.S. economic slowdown/ recession. Consumer confidence has been negatively affected since the crisis events of September and it remains to be seen how fast it will bounce back. As an offset to the weakening economic outlook, the Federal Reserve has continued its easing posture during the last month, with an eighth drop in the Fed Funds rate to 3.0% from 6.5% at the beginning of the year. At the current moment, many companies are assessing the impact of the terrorist attacks in conjunction with the slowing economy and the results are lower earnings estimates across most industries.

    Due to a broadly diversified portfolio, the Fund held up relatively well during the correction. We had very little exposure to airlines and modest exposure to the insurance industry. While the airlines industry will have operating difficulties for some time to come, we remain positive on the insurance industry due to positive long-term pricing trends. The biggest impact to the Fund from the attacks of September will be the magnitude of an economic slowdown because that will depress many companies' earnings in the near term.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. The aftermath of the attacks may have helped to shape a bottom in the market over the near term. It is too soon to tell when the recovery will take place as many investment professionals believe the slowdown will take a few quarters to work its way through the economy. We believe the Fund is well positioned because of its diversification across sectors. Focusing on high-quality companies with sustainable franchises is the best way, in our view, to navigate through the expected volatility in the market over the next several quarters.

                                                             GE U.S. EQUITY FUND


------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
------------------------------------------
  Citigroup Inc.                    4.41%
------------------------------------------
  ExxonMobil Corp.                  3.38%
------------------------------------------
  Merck & Co. Inc.                  3.14%
------------------------------------------
  Microsoft Corp.                   3.08%
------------------------------------------
  Johnson & Johnson                 3.00%
------------------------------------------
  Pfizer Inc.                       2.76%
------------------------------------------
  Fannie Mae                        2.65%
------------------------------------------
  Cardinal Health Inc.              2.49%
------------------------------------------
  First Data Corp.                  2.43%
------------------------------------------
  American International Group Inc. 1.93%
------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 U.S. companies.


LIPPER PERFORMANCE
COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 9/30/01

                      ONE        FIVE
                     YEAR        YEAR
                   ---------   ---------
Number of
Funds in
peer group:          667         300
------------------------------------------
Peer group
average annual
total return:    -27.41%       7.55%
------------------------------------------
Lipper categories
in peer group:  Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE U.S. Equity Fund    GE U.S. Equity Fund w/load      S&P 500
2/22/93                10,000.00                 9,425.00              10,000.00
9/93                   11,032.38                10,400.76              10,531.82
9/94                   11,129.16                10,491.98              10,920.02
9/95                   14,118.31                13,310.00              14,166.68
9/96                   16,758.61                15,799.16              17,047.17
9/97                   23,422.39                22,081.43              23,948.59
9/98                   24,739.00                23,323.11              26,131.98
9/99                   31,615.33                29,805.30              33,398.05
9/00                   35,439.60                33,410.62              37,820.44
9/01                   29,163.95                27,494.96              27,738.41


AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                         -------    ------    ---------
GE U.S. Equity           -17.71%    11.72%     13.24%
GE U.S. Equity W/LOAD    -22.44%    10.41%     12.47%
  MAXIMUM LOAD OF 5.75%
S&P 500                  -26.66%    10.23%     12.58%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE U.S. Equity Fund      GE U.S. Equity Fund w/load      S&P 500
12/22/93          10,000.00                  10,000.00              10,000.00
9/94               9,990.57                   9,990.57              10,133.30
9/95              12,579.81                  12,579.81              13,146.06
9/96              14,816.93                  14,816.93              15,819.02
9/97              20,558.50                  20,558.50              22,223.24
9/98              21,545.00                  21,545.00              24,249.33
9/99              27,326.98                  27,326.98              30,991.92
9/00              31,530.04                  31,530.04              35,095.70
9/01              25,165.41                  25,165.41              25,740.02


AVERAGE ANNUAL
TOTAL RETURN
                             ONE       FIVE      SINCE
                            YEAR       YEAR    INCEPTION
                           -------   -------- ----------
GE U.S. Equity              -18.33%    10.89%    12.60%
GE U.S. Equity W/LOAD       -21.39%    10.89%    12.60%
  MAXIMUM LOAD                4.00%     0.00%     0.00%
S&P 500                     -26.66%    10.23%    12.93%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE U.S. Equity Fund    GE U.S. Equity Fund w/load     S&P 500
10/1/99           10,000.00                10,000.00             10,000.00
12/99             11,171.89                11,171.89             11,491.09
03/00             11,372.41                11,372.14             11,772.83
06/00             11,150.41                11,150.41             11,438.93
09/00             11,125.34                11,125.34             11,324.15
12/00             11,037.75                11,037.75             10,437.65
03/01             10,109.34                10,109.34              9,200.25
06/01             10,403.53                10,403.53              9,738.16
09/01              9,089.24                 9,089.24              8,305.40


AVERAGE ANNUAL
TOTAL RETURN

                           ONE        SINCE
                           YEAR     INCEPTION
                          -------   ----------
GE U.S. Equity            -18.30%    -4.66%
GE U.S. Equity W/LOAD     -19.07%    -4.66%
  MAXIMUM LOAD              1.00%     0.00%
S&P 500                   -26.66%    -8.85%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE U.S Equity Fund                         S&P 500
11/29/93               10,000.00                           10,000.00
9/94                   10,096.06                           10,258.34
9/95                   12,835.67                           13,308.28
9/96                   15,270.71                           16,014.23
9/97                   21,403.88                           22,497.47
9/98                   22,658.00                           24,548.57
9/99                   29,033.73                           31,374.36
9/00                   32,627.07                           35,528.78
9/01                   26,917.53                           26,057.65


AVERAGE ANNUAL
TOTAL RETURN

                     ONE        FIVE      SINCE
                     YEAR       YEAR    INCEPTION
                   --------    ------   -----------
GE U.S. Equity      -17.50%    12.00%     13.47%
S&P 500             -26.66%    10.23%     12.99%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                             GE U.S. EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE U.S. EQUITY FUND

MARKET VALUE OF $613,603 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Consumer-Stable         23.5%
Financial               21.2%
Technology              13.7%
Consumer-Cyclical       10.3%
Utilities                9.1%
Energy                   9.1%
Capital Goods            7.7%
Basic Materials          2.3%
Short Term               2.1%
Transportation           1.0%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 97.8%


BASIC MATERIALS -- 2.3%

Alcoa Inc. .......................    34,233   $  1,061,565
Barrick Gold Corp. ...............   132,516      2,299,153
Bowater Inc. .....................    30,920      1,361,098
International Paper Co. ..........    39,755      1,383,474
Rohm & Haas Co. ..................    57,424      1,881,210
The Dow Chemical Co. .............    45,276      1,483,242
Weyerhaeuser Co. .................    93,866      4,572,213
                                                 14,041,955

CAPITAL GOODS -- 7.7%

Deere & Co. ......................    14,356        539,929
Dover Corp. ......................   213,682      6,433,965(h)
Eaton Corp. ......................    22,086      1,307,712
Emerson Electric Co. .............   115,830      5,450,960
General Dynamics Corp. ...........    55,215      4,876,589
Honeywell International Inc. .....    24,294        641,362
Martin Marietta Materials Inc. ...    37,546      1,468,424
Minnesota Mining &
   Manufacturing Co. .............    61,588      6,060,259
Molex Inc. (Class A) .............   229,117      5,567,543
Parker-Hannifin Corp. ............    22,085        757,515
Tyco International Ltd. ..........   124,836      5,680,038
United Technologies Corp. ........   128,750      5,986,875
Waste Management Inc. ............   101,043      2,701,890
                                                 47,473,061

CONSUMER - CYCLICAL -- 10.4%

Adelphia Communications
   Corp. (Class A) ...............     9,387        208,391(a)
Carnival Corp. ...................   103,803      2,285,742
Catalina Marketing Corp. .........   118,160      3,308,480(a)

                                       NUMBER
                                    OF SHARES         VALUE

Charter Communications Inc.
   (Class A) .....................     8,835   $    109,377(a)
Comcast Corp. (Class A) ..........   227,485      8,159,887(a)
CVS Corp. ........................   156,811      5,206,125
Federated Department Stores Inc. .    33,682        949,832(a)
Gannett Co. Inc. .................    37,546      2,256,890
Gemstar-TV Guide
   International Inc. ............    12,147        239,417(a)
Harley-Davidson Inc. .............    19,325        782,663
Home Depot Inc. ..................   120,921      4,639,739
Liberty Media Corp. (Class A) ....   665,894      8,456,854(a)
Lowes Cos. Inc. ..................   110,430      3,495,110
NTL Inc. .........................   171,167        530,618(a)
Safeway Inc. .....................    71,228      2,829,176(a)
Target Corp. .....................   195,461      6,205,887
The Interpublic Group
   of Cos. Inc. ..................    73,436      1,498,095
The Walt Disney Co. ..............   136,381      2,539,414(h)
Tribune Co. ......................    36,994      1,161,612
UnitedGlobalCom Inc. (Class A) ...     6,626         15,372(a)
Viacom Inc. (Class B) ............    58,108      2,004,726(a)
Wal-Mart Stores Inc. .............   133,620      6,614,190
                                                 63,497,597

CONSUMER - STABLE -- 23.4%

Abbott Laboratories ..............    78,406      4,065,351
American Home Products Corp. .....    39,203      2,283,575(h)
Anheuser-Busch Cos. Inc. .........    66,259      2,774,927(h)
Apogent Technologies Inc. ........    89,448      2,137,807(a)
Avon Products Inc. ...............    44,172      2,042,955
Baxter International Inc. ........    58,197      3,203,745
Bristol-Myers Squibb Co. .........   106,581      5,921,640
Cardinal Health Inc. .............   206,616     15,279,253(h)
Colgate-Palmolive Co. ............    37,325      2,174,181
DENTSPLY International Inc. ......    30,920      1,420,465
Eli Lilly & Co. ..................    81,718      6,594,643
Energizer Holdings Inc. ..........    16,565        275,310(a)
General Mills Inc. ...............    98,504      4,481,932
IMS Health Inc. ..................    30,920        774,546
Johnson & Johnson ................   332,394     18,414,628
Kimberly-Clark Corp. .............    94,970      5,888,140
Lincare Holdings Inc. ............   129,203      3,432,924(a)
Medtronic Inc. ...................    34,814      1,514,409
Merck & Co. Inc. .................   289,327     19,269,178(h)
PepsiCo Inc. .....................   149,634      7,257,249
Pfizer Inc. ......................   422,394     16,938,000
Pharmacia Corp. ..................    64,049      2,597,828
Philip Morris Cos. Inc. ..........    44,393      2,143,738
Procter & Gamble Co. .............    36,994      2,692,793
Ralston Purina Group .............   104,909      3,441,015
Sybron Dental Specialties Inc. ...    25,951        482,689(a)
The Coca-Cola Co. ................    41,964      1,966,013
The Gillette Co. .................    49,694      1,480,881
UnitedHealth Group Inc. ..........    34,454      2,291,191
Watson Pharmaceuticals Inc. ......     7,509        410,817(a)
                                                143,651,823


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 9.0%

Anadarko Petroleum Corp. .........    39,755  $   1,911,420
Baker Hughes Inc. ................   157,915      4,571,639
BP p.l.c. ADR ....................    55,215      2,714,922
Burlington Resources Inc. ........    76,197      2,606,699
Chevron Corp. ....................    56,169      4,760,323
Conoco Inc. (Class B) ............   132,516      3,357,955
ExxonMobil Corp. .................   526,199     20,732,241(h)
Nabors Industries Inc. ...........   146,871      3,079,885(a)
PanCanadian Energy Corp. .........    22,088        530,112(a)
Royal Dutch Petroleum Co. ADR ....    49,694      2,497,123
Schlumberger Ltd. ................    71,780      3,280,346
Texaco Inc. ......................    53,062      3,449,030
Transocean Sedco Forex Inc. ......       563         14,863
Unocal Corp. .....................    60,737      1,973,953
                                                 55,480,511

FINANCIAL -- 21.2%

AFLAC INC. .......................    26,503        715,581
American Express Co. .............   166,440      4,836,746
American International
   Group Inc. ....................   151,742     11,835,876
Bank of America Corp. ............    73,989      4,320,958
Bank One Corp. ...................    43,068      1,355,350
Berkshire Hathaway Inc. (Class B).       994      2,316,020(a)
Chubb Corp. ......................    27,607      1,971,416
Citigroup Inc. ...................   667,660     27,040,230
Fannie Mae .......................   202,893     16,243,614
Fidelity National Financial Inc. .    41,413      1,113,596
FleetBoston Financial Corp. ......   127,547      4,687,352
Freddie Mac ......................    53,448      3,474,120
Goldman Sachs Group Inc. .........    22,307      1,591,604
Hartford Financial Services
   Group Inc. ....................    96,074      5,643,387
J.P. Morgan Chase & Co. ..........   141,681      4,838,406
Lehman Brothers Holdings Inc. ....    67,105      3,814,919
Lincoln National Corp. ...........    29,816      1,390,320
Loews Corp. ......................    33,129      1,533,210
Marsh & McLennan Cos. Inc. .......    62,724      6,065,411
MGIC Investment Corp. ............    17,574      1,148,285
Morgan Stanley, Dean Witter & Co.     68,467      3,173,445
PNC Financial Services Group .....    86,908      4,975,483
State Street Corp. ...............    46,381      2,110,336(e)
The Allstate Corp. ...............   125,890      4,701,992
The Bank of New York Co. Inc. ....    23,190        811,650
U.S. Bancorp .....................    77,301      1,714,536
Washington Mutual Inc. ...........    56,863      2,188,088
Wells Fargo & Co. ................    99,387      4,417,752
                                                130,029,683

TECHNOLOGY -- 13.7%

Analog Devices Inc. ..............    72,332      2,365,256(a)
Applied Materials Inc. ...........    95,521      2,716,617(a)

                                       NUMBER
                                    OF SHARES         VALUE

Automatic Data Processing Inc. ...   113,190  $   5,324,458
Certegy Inc. .....................    80,062      2,078,409(a)
Cisco Systems Inc. ...............   191,044      2,326,916(a)
Compaq Computer Corp. ............    58,528        486,368
Convergys Corp. ..................    58,528      1,624,152(a)
Dell Computer Corp. ..............   221,964      4,112,993(a)
Electronic Data Systems Corp. ....    18,774      1,081,007
EMC Corp. ........................    49,141        577,407(a)
Equifax Inc. .....................   153,498      3,361,606
First Data Corp. .................   256,197     14,926,037
Intel Corp. ......................   451,961      9,238,083
International Business
   Machines Corp. ................    73,988      6,829,092
Intuit Inc. ......................    70,123      2,510,403(a)
Microsoft Corp. ..................   369,388     18,901,584(a)
Oracle Corp. .....................    66,258        833,526(a)
PeopleSoft Inc. ..................     5,525         99,671(a)
PerkinElmer Inc. .................    69,245      1,816,989
Pitney Bowes Inc. ................    41,963      1,602,987
Sabre Holdings Corp. .............     4,417        118,111(a)
Sun Microsystems Inc. ............    82,823        684,946(a)
Unisys Corp. .....................    58,970        510,680(a)
                                                 84,127,298

TRANSPORTATION -- 1.0%

Burlington Northern
   Santa Fe Corp. ................   131,500      3,517,625
Canadian Pacific Ltd. ............    88,338      2,834,766
                                                  6,352,391

UTILITIES -- 9.1%

AT&T Corp. .......................   227,960      4,399,628
Calpine Corp. ....................    50,798      1,158,702(a)
Dominion Resources Inc. ..........    71,779      4,260,084
Duke Energy Corp. ................   132,516      5,015,731
El Paso Corp. ....................    77,301      3,211,856
Entergy Corp. ....................     1,227         43,632
Exelon Corp. .....................    79,510      3,546,146
Nextel Communications Inc.
   (Class A) .....................    77,673        671,095(a)
SBC Communications Inc. ..........   198,774      9,366,231
Sprint Corp. (FON Group) .........    99,387      2,386,282
Sprint Corp. (PCS Group) .........   149,081      3,919,339(a)
Verizon Communications ...........   188,835     10,217,862
Vodafone Group PLC ADR ...........   168,957      3,710,296
WorldCom Inc. - WorldCom Group ...    31,473        473,354(a)
Xcel Energy Inc. .................   123,776      3,484,294
                                                 55,864,532

TOTAL INVESTMENTS IN SECURITIES
   (COST $619,953,224) ...........              600,518,851


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 2.1%
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund ............... 12,599,281    $12,599,281

                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
State Street Cayman Islands
   3.25%    10/01/01 .............  $485,000        485,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $13,084,281) ............               13,084,281


OTHER ASSETS AND LIABILITIES,
   NET 0.1% ......................                  771,200
                                               ------------
NET ASSETS-- 100% ................             $614,374,332
                                               ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GE U.S. Equity Fund had the following short futures contracts open at September 30, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500    December 2001       3       $(782,775)    $(3,900)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

Q&A


Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Value Equity Fund declined 15.95% for Class A shares, 16.54% for Class B shares, 16.70% for Class C shares and 15.69% for Class Y shares for the one-year period ended September 30, 2001. The Fund narrowly outperformed its broad-based index, the Standard & Poor's 500/BARRA Value Composite Price Index, which declined 16.92%. However, the Fund's return trailed that of our Lipper peer group of 281 Large Cap Value funds, which lost an average of 12.32%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE YEAR ENDED
    SEPTEMBER 30, 2001?

A. Our relative outperformance resulted from solid returns in the consumer cyclical, technology and utilities sectors. We also benefited by emphasizing the consumer stable, capital goods and transportation sectors.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Significant positions in Lowes and Target, while avoiding weaker performers, helped our return in consumer cyclicals. In technology, First Data enjoyed a strong year. Our utilities holdings were helped by the performance of Southwest Bell. Within the consumer stable area, being underweight Tenet Healthcare hurt our performance. Our performance in energy was hurt by our positions in ExxonMobil, Nabors and TransOcean.

Q.  HOW HAS THE VOLATILITY IN THE MARKET AFFECTED THE FUND?

A. Despite interest rate cuts by the Federal Reserve, the market has continued to be volatile, as U.S. economic growth slowed and corporate earnings deteriorated. In terms of the Fund, we continue to own those companies that have solid earnings growth. We look at the swings in the market as opportunities to buy or sell those stocks that become, respectively, undervalued or overvalued relative to the market, to their peers and/or to their earnings growth rates.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We continue to expect the stock market to be volatile amid an economic slowdown. We maintain our focus on fundamental research and stock selection and plan to maintain the valuation discipline that has rewarded us over the years. We remain focused on finding under-appreciated stocks that offer solid potential over the next three to four years. We believe the Fund is positioned for solid relative performance in this environment.

                                                            GE VALUE EQUITY FUND

-------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-------------------------------------------
  ExxonMobil Corp.                 3.83%
-------------------------------------------
  Citigroup Inc.                   3.55%
-------------------------------------------
  Merck & Co. Inc.                 3.09%
-------------------------------------------
  Microsoft Corp.                  3.04%
-------------------------------------------
  Johnson & Johnson                2.81%
-------------------------------------------
  Verizon Communications           2.68%
-------------------------------------------
  SBC Communications Inc.          2.29%
-------------------------------------------
  Pfizer Inc.                      2.22%
-------------------------------------------
  Fannie Mae                       1.92%
-------------------------------------------
  Cardinal Health Inc.             1.80%
-------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income by investing primarily
 in equity securities of large
 U.S. companies that the
 portfolio manager believes are
 undervalued by the market but
 have solid growth prospects.


LIPPER PERFORMANCE COMPARISON

Large Cap Value Peer Group

Based on average annual total returns for the periods ended 9/30/01

                      ONE        FIVE
                      YEAR       YEAR
                    ---------  ---------
Number of
Funds in
peer group:            281        141
-----------------------------------------
Peer group
average annual
total return:      -12.32%      8.21%
-----------------------------------------
Lipper categories
in peer group:  Large Cap Value


CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES++
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

           GE Value Equity Fund             GE Value Equity Fund w/load          S&P 500/BARRA Value         Russell 1000  Value
9/8/93           10,000.00                            9,425.00                          10,000.00                 10,000.00
9/94              9,925.18                            9,354.48                          10,050.64                  9,946.33
9/95             12,288.84                           11,582.23                          12,833.89                 12,698.33
9/96             14,770.05                           13,920.77                          15,226.76                 14,977.25
9/97             20,647.82                           19,460.57                          21,195.22                 21,313.61
9/98             21,858.00                           20,601.48                          21,156.28                 22,081.64
9/99             27,834.55                           26,226.02                          25,700.02                 26,215.41
9/00             30,993.92                           29,202.81                          29,235.94                 28,552.28
9/01             26,049.42                           24,544.05                          24,280.91                 26,004.99


AVERAGE ANNUAL
TOTAL RETURN

                              ONE       FIVE        SINCE
                              YEAR      YEAR      INCEPTION
                             -------    ------    ---------
GE Value Equity              -15.95%    12.02%     12.61%
GE Value Equity W/LOAD       -20.79%    10.71%     11.78%
   MAXIMUM LOAD OF 5.75%
S&P 500/Barra Value          -16.92%     9.77%     11.63%
Russell 1000 Value            -8.95%    11.64%      12.58


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

           GE Value Equity Fund             GE Value Equity Fund w/load          S&P 500/BARRA Value      Russell 1000  Value
9/8/93           10,000.00                           10,000.00                          10,000.00              10,000.00
9/94              9,873.06                            9,873.06                          10,050.64               9,946.33
9/95             12,139.56                           12,139.56                          12,833.89              12,698.33
9/96             14,461.66                           14,461.66                          15,226.76              14,977.25
9/97             23,007.23                           23,007.23                          21,195.22              21,313.61
9/98             21,146.00                           21,146.00                          21,156.28              22,081.64
9/99             26,785.19                           26,785.19                          25,700.02              26,215.41
9/00             29,581.81                           29,581.81                          29,235.94              28,552.28
9/01             24,701.47                           24,701.47                          24,280.41              26,004.99


AVERAGE ANNUAL
TOTAL RETURN

                              ONE       FIVE       SINCE
                              YEAR      YEAR     INCEPTION
                             -------    ------   ----------
GE Value Equity              -16.54%    11.29%     11.87%
GE Value Equity W/LOAD       -19.67%    11.29%     11.87%
   MAXIMUM LOAD                4.00%     0.00%      0.00%
S&P 500/Barra Value          -16.92%     9.77%     11.63%
Russell 1000 Value            -8.95%    11.64%     12.58%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


           GE Value Equity Fund             GE Value Equity Fund w/load          S&P 500/BARRA Value       Russell 1000  Value
9/30/99          10,000.00                           10,000.00                          10,000.00              10,000.00
12/99            11,115.40                           11,115.40                          10,897.17              10,543.58
3/00             11,275.85                           11,275.85                          10,922.59              10,593.81
6/00             11,053.00                           11,053.00                          10,453.48              10,096.91
9/00             11,053.00                           11,053.00                          11,375.84              10,891.41
12/00            11,033.24                           11,033.24                          11,561.05              11,282.99
3/01             10,167.70                           10,167.70                          10,806.48              10,622.32
6/01             10,443.53                           10,443.53                          11,264.46              11,123.87
9/01              9,207.05                            9,207.05                           9,444.33               9,906.71


AVERAGE ANNUAL
TOTAL RETURN

                         ONE       SINCE
                         YEAR    INCEPTION
                        -------  ---------
GE Value Equity         -16.70%   -4.04%
GE Value Equity W/LOAD  -17.48%   -4.04%
   MAXIMUM LOAD           1.00%    0.00%
S&P 500/Barra Value     -16.92%   -2.81%
Russell 1000 Value       -8.95%   -0.47%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

           GE Value Equity Fund             S&P 500/BARRA Value                  Russell 1000  Value
1/5/98           10,000.00                           10,000.00                          10,000.00
3/98             11,240.00                           11,157.57                          11,166.36
9/98             10,380.19                            9,770.72                            9,915.97
3/99             12,999.61                           11,788.97                          11,726.11
9/99             13,270.43                           11,850.90                          11,774.18
3/00             15,036.66                           12,962.49                          12,471.55
9/00             14,804.82                           13,471.60                          12,811.61
3/01             13,688.45                           12,792.11                          12,493.98
9/01             12,481.33                           11,192.39                          11,664.34


AVERAGE ANNUAL
TOTAL RETURN

                        ONE       SINCE
                        YEAR    INCEPTION
                       -------- ---------
GE Value Equity        -15.69%   6.11%
S&P 500/Barra Value    -16.92%   3.05%
Russell 1000 Value      -8.95%   4.19%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE VALUE EQUITY FUND

Market Value of $80,852 (in thousands)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Consumer - Stable   21.5%
Financial           21.4%
Utilities           11.8%
Technology          11.7%
Energy              10.4%
Consumer - Cyclical  8.1%
Capital Goods        7.8%
Basic Materials      3.4%
Short Term           2.5%
Transportation       1.4%

                                       NUMBER
                                    OF SHARES         VALUE


COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 3.4%

Alcoa Inc. .......................     6,764    $   209,752
Barrick Gold Corp. ...............    26,184        454,292
Bowater Inc. .....................     6,109        268,918
International Paper Co. ..........     7,856        273,389
Praxair Inc. .....................     2,182         91,644
Rayonier Inc. ....................     4,584        185,514
Rohm & Haas Co. ..................     5,454        178,673
The Dow Chemical Co. .............     8,946        293,071
Westvaco Corp. ...................     3,491         89,719
Weyerhaeuser Co. .................    14,838        722,759
                                                  2,767,731

CAPITAL GOODS -- 7.8%

Deere & Co. ......................     2,837        106,700
Dover Corp. ......................     9,819        295,650(h)
Eaton Corp. ......................     4,365        258,452
Emerson Electric Co. .............    16,983        799,220(h)
General Dynamics Corp. ...........    10,910        963,571
Honeywell International Inc. .....     4,801        126,746
Lockheed Martin Corp. ............     2,182         95,463
Martin Marietta Materials Inc. ...     7,419        290,157
Minnesota Mining &
   Manufacturing Co. .............     9,829        967,174
Molex Inc. (Class A) .............    15,051        365,739
Parker-Hannifin Corp. ............     4,365        149,719
Thermo Electron Corp. ............     3,818         68,915(a)
Tyco International Ltd. ..........    21,508        978,614
United Technologies Corp. ........    17,440        810,960
                                                  6,277,080

CONSUMER - CYCLICAL -- 8.1%

Albertson's Inc. .................     2,182         69,562
Comcast Corp. (Class A) ..........    13,746        493,069(a)
CVS Corp. ........................    15,274        507,097

                                       NUMBER
                                    OF SHARES         VALUE

Delphi Automotive Systems Corp. ..     2,182   $     25,638
Federated Department Stores Inc. .     6,545        184,569(a)
Gannett Co. Inc. .................     7,419        445,956
H&R Block Inc. ...................     2,182         84,138
Home Depot Inc. ..................     9,170        351,853
Liberty Media Corp. (Class A) ....    32,730        415,671(a,h)
Lowes Cos. Inc. ..................    21,878        692,439
Safeway Inc. .....................     7,855        312,000(a)
Target Corp. .....................    29,457        935,260(h)
The Walt Disney Co. ..............    18,548        345,364
Tribune Co. ......................     4,364        137,030
Viacom Inc. (Class B) ............     7,600        262,200(a)
Wal-Mart Stores Inc. .............    26,431      1,308,334(h)
                                                  6,570,180

CONSUMER - STABLE -- 21.5%

Anheuser-Busch Cos. Inc. .........    13,092        548,293(h)
Avon Products Inc. ...............     8,728        403,670
Baxter International Inc. ........     9,272        510,424
Bristol-Myers Squibb Co. .........     9,600        533,376
Cardinal Health Inc. .............    19,639      1,452,304
Colgate-Palmolive Co. ............     4,582        266,902
Eli Lilly & Co. ..................    12,655      1,021,258
General Mills Inc. ...............     9,164        416,962
Guidant Corp. ....................     7,746        298,221(a)
Heinz (H.J.) Co. .................     5,237        220,740
Hershey Foods Corp. ..............     3,273        213,956
IMS Health Inc. ..................     7,637        191,307
Johnson & Johnson ................    41,020      2,272,508
Kimberly-Clark Corp. .............    13,527        838,674
Medtronic Inc. ...................     4,700        204,450
Merck & Co. Inc. .................    37,529      2,499,431
PepsiCo Inc. .....................    22,909      1,111,086(h)
Pfizer Inc. ......................    44,839      1,798,044
Pharmacia Corp. ..................    12,657        513,368
Philip Morris Cos. Inc. ..........     4,364        210,738
Procter & Gamble Co. .............     7,311        532,168
Ralston Purina Group .............    20,729        679,911
Sysco Corp. ......................     9,819        250,777
Tenet Healthcare Corp. ...........     2,182        130,156(a)
UnitedHealth Group Inc. ..........     4,364        290,206
                                                 17,408,930

ENERGY -- 10.4%

Baker Hughes Inc. ................    29,060        841,287
BP p.l.c. ADR ....................    10,910        536,445
Burlington Resources Inc. ........    12,001        410,554
Chevron Corp. ....................    11,212        950,217
Conoco Inc. (Class B) ............    26,184        663,502
EOG Resources Inc. ...............     2,617         75,710
ExxonMobil Corp. .................    78,552      3,094,949
Noble Drilling Corp. .............     5,453        130,872(a)
PanCanadian Energy Corp. .........     4,364        104,736(a)
Royal Dutch Petroleum Co. ADR ....     9,819        493,405
Texaco Inc. ......................    10,630        690,950
Unocal Corp. .....................    12,001        390,032
                                                  8,382,659


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 21.4%

American Express Co. .............    22,027   $    640,105
American International
   Group Inc. ....................    13,943      1,087,554
Bank of America Corp. ............    14,619        853,750
BlackRock Inc. (Class A) .........     7,310        323,248(a)
Chubb Corp. ......................     5,456        389,613
Citigroup Inc. ...................    70,815      2,868,007
Fannie Mae .......................    19,402      1,553,324
Fifth Third Bancorp ..............     2,180        134,026
FleetBoston Financial Corp. ......    18,547        681,602
Franklin Resources Inc. ..........     2,837         98,359
Freddie Mac ......................    10,560        686,400
Golden State Bancorp Inc. ........     3,273         99,499
Goldman Sachs Group Inc. .........     3,813        272,058
Hartford Financial Services
   Group Inc. ....................    18,983      1,115,061
J.P. Morgan Chase & Co. ..........    20,729        707,895
Lehman Brothers Holdings Inc. ....    13,259        753,774
Lincoln National Corp. ...........     5,891        274,697
Marsh & McLennan Cos. Inc. .......     6,544        632,805
MetLife Inc. .....................     4,365        129,641
MGIC Investment Corp. ............     3,490        228,037
Morgan Stanley, Dean Witter & Co.     13,530        627,116
PNC Financial Services Group .....    13,900        795,775
The Allstate Corp. ...............    18,547        692,730
U.S. Bancorp .....................    15,274        338,777
Waddell & Reed Financial Inc.
   (Class A) .....................     5,237        136,162
Washington Mutual Inc. ...........     7,637        293,872
Wells Fargo & Co. ................    19,637        872,865
                                                 17,286,752

TECHNOLOGY -- 11.7%

Analog Devices Inc. ..............    10,909        356,724(a,h)
Applied Materials Inc. ...........    11,345        322,652(a)
Automatic Data Processing Inc. ...     7,419        348,990
Axcelis Technologies Inc. ........    17,674        167,019(a)
Certegy Inc. .....................     7,201        186,938(a)
Convergys Corp. ..................     4,362        121,045(a)
Dell Computer Corp. ..............    19,639        363,911(a)
Electronic Data Systems Corp. ....     3,708        213,507
Equifax Inc. .....................    14,619        320,156
First Data Corp. .................    19,637      1,144,052
Intel Corp. ......................    54,940      1,122,974
International Business
   Machines Corp. ................    14,621      1,349,518
Intuit Inc. ......................     3,927        140,587(a)
Microsoft Corp. ..................    48,004      2,456,365(a)
PerkinElmer Inc. .................    10,473        274,811
Pitney Bowes Inc. ................     8,292        316,754
Sun Microsystems Inc. ............    16,365        135,338(a)
Unisys Corp. .....................    13,074        113,221(a)
                                                  9,454,562

                                       NUMBER
                                    OF SHARES         VALUE

TRANSPORTATION -- 1.4%

Burlington Northern
   Santa Fe Corp. ................    21,820   $    583,685
Canadian Pacific Ltd. ............    17,456        560,163
                                                  1,143,848

UTILITIES -- 11.8%

AT&T Corp. .......................    35,214        679,630
Dominion Resources Inc. ..........    14,184        841,820
Duke Energy Corp. ................    26,183        991,027
El Paso Corp. ....................     8,728        362,648
Entergy Corp. ....................       242          8,606
Exelon Corp. .....................    15,710        700,666
FPL Group Inc. ...................     9,163        490,679
NiSource Inc. ....................     5,454        127,133
SBC Communications Inc. ..........    39,276      1,850,685
Sprint Corp. (FON Group) .........     2,400         57,624
Sprint Corp. (PCS Group) .........    15,600        410,124(a)
Verizon Communications ...........    39,963      2,162,398(h)
Williams Cos. Inc. ...............     4,363        119,110
Xcel Energy Inc. .................    24,814        698,514
                                                  9,500,664

TOTAL INVESTMENTS IN SECURITIES
   (COST $77,272,295) ............               78,792,406

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $2,059,285) ............. 2,059,285      2,059,285

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET 0.0% ......................                   (7,693)
                                                -----------

NET ASSETS-- 100% ................              $80,843,998
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GE Value Equity Fund had the following short futures contracts open at September 30, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500    December 2001       1       $(260,925)    $(1,300)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND


Q&A


Q. HOW DID THE GE MID-CAP GROWTH FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2001?

A. The GE Mid-Cap Growth Fund declined 20.89% for Class A shares, 21.45% for Class B shares, 21.44% for Class C shares and 18.87% for Class Y shares for the one-year period ended September 30, 2001. The Fund trailed its broad-based benchmark index, the Standard & Poor's MidCap 400 Index, which declined 18.96%. The Fund easily outperformed its Lipper peer group of 335 MultiCap Core funds, which lost an average of 26.52%.

Q.  WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE DURING THE PERIOD?

A. The Fund underperformed the S&P MidCap 400 Index due to a lower-than-average position in the financial sector, and an emphasis on what proved to be weaker-performing industries within the consumer cyclical and utilities sectors. The financial sector registered an absolute positive return during the past twelve months as these companies, which include regional banks and savings and loans, generally benefited from cuts in short-term interest rates implemented in an aggressive fashion by the Federal Reserve. We maintained a cautious approach to the financial sector due to concerns about a weakening economy and potential credit issues for many institutions. Consumer cyclical stocks such as Interpublic Group and NTL Corp. hurt the Fund's performance as the media and advertising markets softened in response to weaker economic conditions. Finally, in the utility sector, our holding in Dynegy, an unregulated electric utility, was negatively affected by regulatory concerns and falling commodity prices, while Qwest, a telecommunications firm, declined primarily due to company-specific accounting issues.

    While sector rotation governed stock market activity during the past twelve months, investors increasingly focused on defensive industries given the weakening economic environment. The Fund, with its heavy weighting in consumer stable stocks and, in particular, healthcare services companies, benefited in this environment, with several issues, such as Tenet Healthcare and HCR Manor Care performing well. In addition, the Fund's limited weighting in technology stocks and emphasis on the more defensive computer services companies contributed positively to performance. The team continues to seek out those companies that offer a combination of above-average growth and reasonable valuations.

Q.  EXPLAIN YOUR BROAD INVESTMENT STRATEGY FOR THE FUND.

A. The focus of the Fund continues to be on investing in companies with solid earnings growth prospects, strong visibility, and superior fundamentals for the long term. Each new company being added to the Fund must be priced reasonably based on earnings growth in comparison to the market as a whole, as well as in comparison to its respective peer group. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term. We do not, and will not, invest in or speculate on companies with operating losses and no material track record in managing their business.

Q.  WHAT SPECIFIC HOLDINGS STOOD OUT IN THE PAST YEAR?

A. Defensive stocks increasingly became the main focus with investors over the past twelve months and even more so during the quarter ended September 30, 2001. The Fund's performance certainly benefited from this trend, with enviable returns in several healthcare companies, including Henry Schein (medical products & supplies) up 94%, Manor Care (services) up 79%, Tenet Healthcare (services) up 64%, and Cardinal Health (drug distribution) up 27%. In the capital goods area, ITT Industries, up 40%, performed well. Praxair, an industrial gas company benefiting from higher selling prices, returned 14% during this period.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past twelve months, we have repositioned the Fund in several areas. We reduced our holdings in the consumer cyclical sector, taking profits as these interest rate-sensitive stocks rallied in reaction to the Federal Reserve's easing of monetary policy. Within the consumer stable sector, we continue to emphasize defensive healthcare companies and are adding selectively to non-cyclical personal care and tobacco stocks. While we have maintained an underweight position in financial stocks, we have been adding high quality, regional bank issues. Within the technology sector, we are selectively investing in companies where valuations have become more attractive due to near term earnings concerns, but which have strong long-term fundamentals. The Fund owns a large holding in energy, a position which we plan to maintain, as we believe these companies will benefit from the longer-term energy supply/demand imbalance. These shifts have benefited the Fund over the past year and, in particular, over the last three months of the fiscal year, with total returns during the quarter outpacing the S&P MidCap 400 Index by 2%. The Fund's cash position is higher than our historical average and we are looking to deploy this cash as attractive opportunities arise. We continue to emphasize those companies with higher-than-average earnings growth rates and reasonable valuations.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We believe the Fund is well positioned to take advantage of a continued movement by investors into more defensive stocks. Consumer cyclical stocks benefited from the recent interest rate cuts, but additional Federal Reserve easing may not be enough to bolster consumer confidence and support near-term earnings growth for these companies. Despite the recent correction in technology stocks, it may be early to take an overweight position, as we believe more downside potential still exists. The Fund retains a heavy position in the downtrodden energy sector, as we believe the weaker economic outlook is already reflected in these companies' stock prices. As we stay focused on quality companies, we believe the Fund can generate solid results.

                                                          GE MID-CAP GROWTH FUND


------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
------------------------------------------
  Phillips Petroleum Co.            3.44%
------------------------------------------
  Tenet Healthcare Corp.            3.03%
------------------------------------------
  AmerisourceBergen Corp.           2.83%
------------------------------------------
  Molex Inc. (Class A)              2.54%
------------------------------------------
  Mettler-Toledo International Inc. 2.46%
------------------------------------------
  American International Group Inc.  2.22%
------------------------------------------
  Viad Corp.                         2.18%
------------------------------------------
  Nationwide Financial
     Services Inc. (Class A)        2.12%
------------------------------------------
  Zions Bancorporation              2.04%
------------------------------------------
  Caremark Rx Inc.                  1.88%
------------------------------------------




 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 mid-cap companies that the
 portfolio manager believes have
 above-average growth potential.


LIPPER PERFORMANCE COMPARISON

MultiCap Core Peer Group

Based on average annual total returns for the periods ended 9/30/01

                       ONE        FIVE
                       YEAR       YEAR
                    ---------    ------
Number of
Funds in
peer group:             335         119
----------------------------------------
Peer group
average annual
total return:       -26.52%       8.03%
----------------------------------------
Lipper categories
in peer group:  MultiCap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS):

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                S&P MidCap 400
9/8/93                 10,000.00                           9,425.00                                10,000.00
9/94                   10,251.10                           9,661.66                                10,262.83
9/95                   13,743.36                          12,953.12                                12,919.75
9/96                   15,715.18                          14,811.56                                14,730.65
9/97                   20,917.94                          19,715.16                                20,490.44
9/98                   17,548.00                          16,536.00                                19,213.60
9/99                   19,987.85                          18,835.55                                24,048.16
9/00                   26,671.68                          25,134.07                                34,444.96
9/01                   21,100.72                          19,884.27                                27,342.39


AVERAGE ANNUAL
TOTAL RETURN

                       ONE        FIVE        SINCE
                       YEAR       YEAR      INCEPTION
                      -------     -----     ---------
GE Mid-Cap Growth     -20.89%      6.07%      9.70%
GE Mid-Cap
    Growth  W/LOAD    -25.45%      4.82%      8.90%
    MAXIMUM LOAD
    OF 5.75%
S&P MidCap 400        -18.96%     13.26%     13.57%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                S&P MidCap 400
9/8/93                  10000.00                           10000.00                                 10000.00
9/94                    10180.31                           10180.31                                 10262.83
9/95                    13542.06                           13542.06                                 12919.75
9/96                    15383.31                           15383.31                                 14730.65
9/97                    20336.85                           20336.85                                 20490.44
9/98                    16958.00                           16958.00                                 19213.60
9/99                    19218.82                           19218.82                                 24048.16
9/00                    25458.42                           25458.42                                 34444.96
9/1/2001                20012.51                           20012.51                                 27342.39


AVERAGE ANNUAL
TOTAL RETURN

                       ONE       FIVE       SINCE
                       YEAR      YEAR     INCEPTION
                     -------     ------   ----------
GE Mid-Cap Growth    -21.45%      5.39%      8.99%
GE Mid-Cap
    Growth  W/LOAD   -24.23%      5.39%      8.99%
    MAXIMUM LOAD       4.00%      0.00%      0.00%
S&P MidCap 400       -18.96%     13.26%     13.57%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS):

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                S&P MidCap 400
9/30/99                10,000.00                          10,000.00                                10,000.00
12/99                  12,262.44                          12,262.44                                11,719.40
3/00                   13,325.79                          13,325.79                                13,207.71
6/00                   12,658.37                          12,658.37                                12,774.55
9/00                   13,246.61                          13,246.61                                14,323.32
12/00                  12,784.10                          12,784.10                                13,775.95
3/01                   11,671.88                          11,671.88                                12,291.74
6/01                   12,311.09                          12,311.09                                13,627.94
9/01                   10,406.26                          10,406.26                                11,369.84


AVERAGE ANNUAL
TOTAL RETURN

                             ONE      SINCE
                             YEAR    INCEPTION
                            -------  ---------
GE Mid-Cap Growth           -21.44%   2.01%
GE Mid-Cap Growth  W/LOAD   -22.14%   2.01%
   MAXIMUM LOAD               1.00%   0.00%
S&P MidCap 400              -18.96%   7.73%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS):

                 GE Mid-Cap Growth Fund           S&P MidCap 400
1/5/98                 10,000.00                    10,000.00
3/98                   10,219.61                    11,104.28
9/98                    8,073.92                     9,300.25
3/99                   10,380.00                    11,133.40
9/99                    9,980.00                    11,640.40
3/00                   13,370.00                    15,374.30
9/00                   13,350.00                    16,672.92
3/01                   11,820.49                    14,308.08
9/01                   10,830.81                    13,512.13

AVERAGE ANNUAL
TOTAL RETURN

                        ONE       SINCE
                        YEAR    INCEPTION
                       ------   ---------
GE Mid-Cap Growth      -18.87%   2.16%
S&P MidCap 400         -18.96%   8.39%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          GE MID-CAP GROWTH FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE MID-CAP GROWTH FUND

Market Value of $32,408 (in thousands)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS]:

Consumer-Stable     23.5%
Technology          16.9%
Financial           14.2%
Capital Goods       12.2%
Consumer-Cyclical   10.4%
Short Term           8.1%
Energy               7.8%
Utilities            3.9%
Basic Materials      3.0%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 92.4%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 3.0%

Praxair Inc. .....................    12,301    $   516,642
Rohm & Haas Co. ..................     3,492        114,398
Sealed Air Corp. .................     9,221        336,474(a)
                                                    967,514

CAPITAL GOODS -- 12.3%

Dover Corp. ......................    11,071        333,348
ITT Industries Inc. ..............     8,611        385,773
Martin Marietta Materials Inc. ...     6,766        264,618
Mettler-Toledo International Inc.     18,944        798,300(a)
Molex Inc. (Class A) .............    33,829        822,045
Textron Inc. .....................     7,996        268,745
Thermo Electron Corp. ............    26,817        484,047(a)
Tyco International Ltd. ..........    13,066        594,503
                                                  3,951,379

CONSUMER - CYCLICAL -- 10.5%

Bed Bath & Beyond Inc. ...........     7,996        203,578(a)
BJ's Wholesale Club Inc. .........     4,305        204,961(a)
Charter Communications Inc.
   (Class A) .....................    32,598        403,563(a)
Federated Department Stores Inc. .    15,992        450,975(a)
Jones Apparel Group Inc. .........     6,151        156,789(a)
NTL Inc. .........................    20,912         64,827(a)
The Interpublic Group
   of Cos. Inc. ..................    16,617        338,987
The Kroger Co. ...................    19,928        491,026(a)
Viad Corp. .......................    36,904        707,819(h)
Westwood One Inc. ................     4,305         95,786(a)
Zale Corp. .......................    10,210        270,361(a,h)
                                                  3,388,672

                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STABLE -- 23.6%

AmerisourceBergen Corp. ..........    12,916    $   916,390(a)
Apogent Technologies Inc. ........    18,452        441,003(a)
Cardinal Health Inc. .............     8,242        609,496
Caremark Rx Inc. .................    36,542        609,520(a)
DENTSPLY International Inc. ......     9,840        452,050
Energizer Holdings Inc. ..........    12,301        204,443(a)
Genentech Inc. ...................     5,309        233,596(a)
Genzyme Corp. ....................    10,456        474,911(a)
Henry Schein Inc. ................     7,966        307,488(a)
IDEC Pharmaceuticals Corp. .......     9,226        457,333(a)
IVAX Corp. .......................    10,935        242,429(a)
Manor Care Inc. ..................    21,527        604,909(a)
R.J. Reynolds Tobacco Holdings
  Inc. ...........................     4,305        245,988
Tenet Healthcare Corp. ...........    16,484        983,270(a)
The Estee Lauder Cos. Inc.
  (Class A) ......................     7,996        265,067
Watson Pharmaceuticals Inc. ......    10,456        572,048(a)
                                                  7,619,941

ENERGY -- 7.9%

BJ Services Co. ..................    13,531        240,716(a)
Devon Energy Corp. ...............    10,457        359,721
Global Marine Inc. ...............    20,810        291,340(a)
Nabors Industries Inc. ...........     8,488        177,993(a)
National-Oilwell Inc. ............     7,345        106,503(a)
Ocean Energy Inc. ................     7,381        120,310
Phillips Petroleum Co. ...........    20,666      1,114,724
Weatherford International Inc. ...     4,921        125,535(a)
                                                  2,536,842

FINANCIAL -- 14.2%

American International Group Inc.      9,226        719,628(h)
Everest Re Group Ltd. ............     7,380        477,486
Hartford Financial Services
   Group Inc. ....................     7,627        448,010
M&T Bank Corp. ...................     2,800        207,200
MGIC Investment Corp. ............     3,823        249,795
Nationwide Financial Services Inc.
   (Class A) .....................    18,452        686,045
SEI Investments Co. ..............     9,226        295,232
The Bank of New York Co. Inc. ....    14,884        520,940(h)
Waddell & Reed Financial Inc.
   (Class A) .....................    12,379        321,854
Zions Bancorporation .............    12,301        660,072
                                                  4,586,262

TECHNOLOGY -- 17.0%

Analog Devices Inc. ..............    15,377        502,828(a)
Atmel Corp. ......................    18,452        123,259(a)
Cadence Design Systems Inc. ......    18,452        307,226(a)
Computer Sciences Corp. ..........     3,855        127,870(a)
Concord EFS Inc. .................     9,841        481,717(a)
Convergys Corp. ..................    15,376        426,684(a)
Cypress Semiconductor Corp. ......     4,609         68,490(a)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

DST Systems Inc. .................     7,381   $    319,228(a)
Fiserv Inc. ......................     8,304        283,997(a)
Integrated Device
   Technology Inc. ...............     1,230         24,748(a)
Intuit Inc. ......................    15,029        538,038(a)
LSI Logic Corp. ..................     6,915         81,251(a)
NVIDIA Corp. .....................     6,150        168,940(a)
Rational Software Corp. ..........     7,380         63,911(a)
RF Micro Devices Inc. ............     7,995        132,717(a)
Sabre Holdings Corp. .............     6,766        180,923(a)
SCI Systems Inc. .................    29,154        524,772(a)
SunGard Data Systems Inc. ........    22,142        517,458(a)
Waters Corp. .....................    16,606        593,997(a)
                                                  5,468,054

UTILITIES -- 3.9%

Dynegy Inc. (Class A) ............    12,301        426,230
El Paso Corp. ....................    11,687        485,595
Telephone & Data Systems Inc. ....     3,690        347,967
                                                  1,259,792

TOTAL INVESTMENTS IN SECURITIES
   (COST $31,700,501) ............               29,778,456

                                   PRINCIPAL
                                     AMOUNT         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.2%
--------------------------------------------------------------------------------
Student Loan Marketing Assoc.
   2.36%      10/01/01
   (COST $2,630,000)              $2,630,000      2,630,000(d,h)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.6)% ....................                 (202,285)
                                                -----------

NET ASSETS-- 100% ................              $32,206,171
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GE Mid-Cap Growth Fund had the following short futures contracts open at September 30, 2001:

                                  NUMBER        CURRENT
                  EXPIRATION        OF          NOTIONAL        UNREALIZED
DESCRIPTION          DATE        CONTRACTS       VALUE         APPRECIATION
--------------------------------------------------------------------------------
S&P
MidCap 400      December 2001        3        $(650,175)         $7,500


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

Q&A


Q. HOW DID THE GE MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Mid-Cap Value Equity Fund declined 5.42% for Class A shares, 6.14% for Class B shares, 6.08% for Class C shares and 5.15% for Class Y shares for the one-year period ended September 30, 2001. While the Fund's performance lagged that of its broad-based comparative index, the Standard & Poor's 400/BARRA Value Index, which gained 2.27%, it fared well in comparison to our Lipper peer group of 492 MultiCap Value funds, which lost 7.84% on average.

Q.  WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PAST YEAR?

A. During the year, the Fund absorbed costs involved in restructuring, after the assets were moved from a former manager. Also contributing to the underperformance was disappointing stock selection in the financial, consumer cyclical, and energy sectors. Consumer cyclical stocks, such as Interpublic Group and NTL, hurt the Fund's performance, as the broadcasting and advertising markets softened in response to weaker economic conditions. The market lifted financial stocks, as investors shifted funds to industries able to benefit from short-term interest rate cuts implemented by the Federal Reserve throughout the year. However, concerns about excessive stock valuations, and our concerns of potential credit deterioration, led us to maintain a more modest position in that sector. In addition, the weakening economy took its toll on energy stocks like Nabors Industries and Weatherford International, as the demand for natural gas receded.

    The market was also focused on value stocks and defensive industries given the weak economic environment. As a result, the Fund benefited from its heavier-than-average position and strong stock picks in the basic materials and capital goods sectors. Consumer stable stocks also generated solid returns for the Fund despite a reduced position in the sector, primarily due to solid stock selection.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in attractively-valued companies with solid earnings prospects, good visibility, strong market share, and superior long-term fundamentals. New companies being purchased in the Fund must be priced reasonably based on their earnings outlook, in comparison to the market, as well as to their relevant peer group. We believe companies with high quality management teams, superior returns, and a focus on shareholder value will produce sustainable gains over the long term.

Q.  WHICH INVESTMENTS STAND OUT?

A. Defensive and interest rate sensitive names were the primary focus of investors over the past twelve months. The Fund's performance benefited from this trend. The basic materials sector had strong returns from several chemicals companies, including Cabot Corp., which was up 102%, and Sealed Air, up 37%. Holdings in capital goods issues such as Jacobs Engineering, up 54%, and ITT Industries, up 39%, stand out as well. The consumer stable sector featured strong performance in several healthcare service concerns, including Manor Care, up 76%, and Tenet Healthcare, up 64%. Finally, in the financial sector, insurer Torchmark stands out, up over 41%.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past twelve months, we have repositioned the Fund in several areas. In the basic materials and consumer cyclical sectors we continued to take profits as these cyclical stocks rallied in reaction to the Federal Reserve's easing of monetary policy and expectations of a robust recovery. Both the financial and technology sectors have been underweight, and the Fund has been selectively adding stocks in these areas as valuations become more attractive. Finally, our cautious outlook has caused us to add to our positions in consumer stable stocks, especially healthcare, and electric utility stocks. These shifts have benefited the portfolio over the past twelve months. The cash position is higher than our historical average and we are looking to deploy this cash as good opportunities materialize.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We continue to have concerns about the resilience of the economy and the consumer, specifically over the next twelve months, particularly in light of the events of September 11th and their aftermath. As a result, we have positioned the Fund quite defensively. Despite the correction in technology stocks, we find it still too early to take an overweight position, as we believe more downside still exists. Financial stocks benefited from the recent interest rate cuts, but that may not be enough to save these stocks and the housing market from the slowdown in the U.S. economy. The first signs of credit deterioration are only now appearing in the banks. We have built a significant position in the downtrodden capital goods, basic materials and energy sectors, believing the softer outlook is adequately reflected in the stocks within these sectors. As we stay focused on quality companies, we believe the Fund can generate solid results.

                                                    GE MID-CAP VALUE EQUITY FUND


---------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
---------------------------------------------------
  Hartford Financial Services Group Inc.    3.03%
---------------------------------------------------
  Tenet Healthcare Corp.                    2.96%
---------------------------------------------------
  Phillips Petroleum Co.                    2.71%
---------------------------------------------------
  Torchmark Corp.                           2.58%
---------------------------------------------------
  ITT Industries Inc.                       2.50%
---------------------------------------------------
  Rohm & Haas Co.                           2.23%
---------------------------------------------------
  The Kroger Co.                            2.21%
---------------------------------------------------
  Molex Inc. (Class A)                      2.21%
---------------------------------------------------
  OGE Energy Corp.                          2.17%
---------------------------------------------------
  Federated Department Stores Inc.          2.16%
---------------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 mid-cap companies that the
 portfolio manager believes are
 undervalued by the market and
 have above average growth
 potential.


LIPPER PERFORMANCE
COMPARISON

MultiCap Value Peer Group

Based on average annual total returns for the periods ended 9/30/01

                          ONE
                         YEAR
                       ---------
Number of
Funds in
peer group:               492
----------------------------------
Peer group
average annual
total return:          -7.84%
----------------------------------
Lipper categories
in peer group:   MultiCap Value


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                S&P MidCap 400
9/8/93                 10,000.00                           9,425.00                                10,000.00
9/94                   10,251.10                           9,661.66                                10,262.83
9/95                   13,743.36                          12,953.12                                12,919.75
9/96                   15,715.18                          14,811.56                                14,730.65
9/97                   20,917.94                          19,715.16                                20,490.44
9/98                   17,548.00                          16,536.00                                19,213.60
9/99                   19,987.85                          18,835.55                                24,048.16
9/00                   26,671.68                          25,134.07                                34,444.96
9/01                   21,100.72                          19,884.27                                27,342.39


AVERAGE ANNUAL
TOTAL RETURN

                              ONE       SINCE
                              YEAR    INCEPTION
                             ------   ---------
GE Mid-Cap Value Equity      -5.42%    0.33%
GE Mid-Cap Value Equity
    W/LOAD                  -10.88%   -1.80%
    MAXIMUM LOAD OF 5.75%
S&P 400/BARRA Value           2.27%    7.62%
S&P MidCap 400              -18.96%    4.77%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                 S&P MidCap 400
9/8/93                  10000.00                           10000.00                                 10000.00
9/94                    10180.31                           10180.31                                 10262.83
9/95                    13542.06                           13542.06                                 12919.75
9/96                    15383.31                           15383.31                                 14730.65
9/97                    20336.85                           20336.85                                 20490.44
9/98                    16958.00                           16958.00                                 19213.60
9/99                    19218.82                           19218.82                                 24048.16
9/00                    25458.42                           25458.42                                 34444.96
9/1/2001                20012.51                           20012.51                                 27342.39


AVERAGE ANNUAL
TOTAL RETURN

                           ONE      SINCE
                           YEAR   INCEPTION
                          ------  ---------
GE Mid-Cap Value Equity   -6.14%   -0.46%
GE Mid-Cap Value Equity
    W/LOAD                -9.88%   -1.18%
    MAXIMUM LOAD           4.00%    2.00%
S&P 400/BARRA Value        2.27%    7.62%
S&P MidCap 400           -18.96%    4.77%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Mid-Cap Growth Fund           GE Mid-Cap Growth Fund w/load                S&P MidCap 400
9/30/99                10,000.00                          10,000.00                                10,000.00
12/99                  12,262.44                          12,262.44                                11,719.40
3/00                   13,325.79                          13,325.79                                13,207.71
6/00                   12,658.37                          12,658.37                                12,774.55
9/00                   13,246.61                          13,246.61                                14,323.32
12/00                  12,784.10                          12,784.10                                13,775.95
3/01                   11,671.88                          11,671.88                                12,291.74
6/01                   12,311.09                          12,311.09                                13,627.94
9/01                   10,406.26                          10,406.26                                11,369.84


AVERAGE ANNUAL
TOTAL RETURN

                           ONE      SINCE
                           YEAR   INCEPTION
                         -------  ---------
GE Mid-Cap Value Equity   -6.08%    0.57%
GE Mid-Cap Value Equity
    W/LOAD                -7.01%    0.57%
    MAXIMUM LOAD           1.00%    0.00%
S&P 400/BARRA Value        2.27%   13.25%
S&P MidCap 400           -18.96%    7.73%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

          S&P MidCap 400/BARRA V   S&P MidCap 400   GE Mid-Cap Value Equity Fund
12/31/98       10,000.00              10,000.00             10,000.00
 3/99           9,194.80               9,366.52             10,100.00
 6/99          10,567.69              10,690.42             11,510.00
 9/99           9,538.37               9,793.06              9,840.00
 12/99         10,232.46              11,476.78             10,808.50
 3/00          10,874.26              12,934.27             10,758.09
 6/00          10,585.30              12,510.08             10,082.56
9/00           11,966.39              14,026.73             10,697.59
 12/00         13,081.95              13,489.86             11,325.30
 3/01          12,630.27              12,037.70             11,040.89
 6/01          14,071.01              13,625.42             11,538.60
 9/01          12,237.98              11,367.75             10,147.06

AVERAGE ANNUAL
TOTAL RETURN

                          ONE         SINCE
                          YEAR      INCEPTION
                         -------    ---------
GE Mid-Cap Value Equity   -5.15%      0.53%
S&P 400/BARRA Value        2.27%      7.62%
S&P MidCap 400           -18.96%      4.77%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE MID-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE MID-CAP VALUE EQUITY FUND

Market Value of $14,278 (in thousands)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

FINANCIAL                22%
CAPITAL GOODS          14.6%
SHORT TERM             13.6%
CONSUMER-STABLE        12.4%
CONSUMER-CYCLICAL       9.4%
BASIC MATERIALS         8.2%
UTILITIES               6.3%
TECHNOLOGY              5.9%
ENERGY                  5.8%
TRANSPORTATION          1.8%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 89.3%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 8.4%

Bowater Inc. .....................     6,225   $    274,025
Cabot Corp. ......................     5,659        225,794
Praxair Inc. .....................     5,151        216,342
Rohm & Haas Co. ..................     9,715        318,263
Sealed Air Corp. .................     3,631        132,495(a)
                                                  1,166,919

CAPITAL GOODS -- 15.1%

ITT Industries Inc. ..............     7,975        357,280
Jacobs Engineering Group Inc. ....     3,584        223,642(a)
Kadant Inc. ......................       628          8,101(a)
Martin Marietta Materials Inc. ...     3,773        147,562
Mettler-Toledo International Inc.      5,659        238,470(a)
Molex Inc. (Class A) .............    12,961        314,952
Precision Castparts Corp. ........       943         20,935
Sherwin-Williams Co. .............    13,677        303,903(h)
Textron Inc. .....................     6,225        209,222
Thermo Electron Corp. ............    14,509        261,888(a)
                                                  2,085,955

CONSUMER - CYCLICAL -- 9.8%

Federated Department Stores Inc. .    10,941        308,536(a,h)
Jones Apparel Group Inc. .........     1,431         36,476(a)
Liberty Media Corp. (Class A) ....    19,241        244,361(a)
The Interpublic Group
   of Cos. Inc. ..................     8,395        171,258
The Kroger Co. ...................    12,828        316,082(a,h)
Viad Corp. .......................    14,148        271,359
                                                  1,348,072

                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STABLE -- 12.8%

AmerisourceBergen Corp. ..........     2,455    $   174,182(a)
Caremark Rx Inc. .................    17,356        289,498(a)
Energizer Holdings Inc. ..........     5,780         96,064(a)
Manor Care Inc. ..................     6,602        185,516(a)
R.J. Reynolds Tobacco Holdings Inc.    4,245        242,560
Tenet Healthcare Corp. ...........     7,074        421,964(a)
Tyson Foods Inc. (Class A) .......    22,447        224,919
Watson Pharmaceuticals Inc. ......     2,358        129,006(a)
                                                  1,763,709

ENERGY -- 6.0%

Devon Energy Corp. ...............     4,622        158,997
ENSCO International Inc. .........     5,659         82,735
Nabors Industries Inc. ...........     5,282        110,763(a)
Phillips Petroleum Co. ...........     7,168        386,642
Weatherford International Inc. ...     3,301         84,208(a)
                                                    823,345

FINANCIAL -- 22.8%

Banknorth Group Inc. .............    12,732        284,178
Everest Re Group Ltd. ............     2,357        152,498
GATX Corp. .......................       943         31,723
Golden State Bancorp Inc. ........     6,886        209,334
Hartford Financial Services
   Group Inc. ....................     7,357        432,150
J.P. Morgan Chase & Co. ..........     5,942        202,919
M&T Bank Corp. ...................     3,296        243,904
Nationwide Financial Services Inc.
   (Class A) .....................     7,451        277,028
Old Republic International Corp. .     9,431        247,187
The Bank of New York Co. Inc. ....     4,999        174,965
Torchmark Corp. ..................     9,432        367,848
Waddell & Reed Financial Inc.
   (Class A) .....................     8,488        220,688
Zions Bancorporation .............     5,659        303,662
                                                  3,148,084

TECHNOLOGY -- 6.0%

3Com Corp. .......................    11,318         42,442
Atmel Corp. ......................    14,148         94,509(a)
Cadence Design Systems Inc. ......     4,716         78,521(a)
Computer Sciences Corp. ..........     3,947        130,922(a)
Cypress Semiconductor Corp. ......     2,358         35,040(a)
SCI Systems Inc. .................    10,375        186,750(a)
TriQuint Semiconductor Inc. ......     4,244         67,862(a)
Unisys Corp.                          23,055        199,656(a)
                                                    835,702

TRANSPORTATION -- 1.8%

Burlington Northern Santa Fe
  Corp. ..........................     9,432        252,306


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 6.6%

Aquila Inc. ......................     1,179  $      25,702(a)
El Paso Corp. ....................     4,527        188,097
OGE Energy Corp. .................    14,148        309,417(h)
TECO Energy Inc. .................     7,545        204,469
Telephone & Data Systems Inc. ....     1,886        177,850
                                                    905,535

TOTAL INVESTMENTS IN SECURITIES
   (COST $12,890,472) ............               12,329,627

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.1%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,948,478) ............. 1,948,478      1,948,478

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.4)% ....................                 (474,390)
                                                -----------

NET ASSETS-- 100% ................              $13,803,715
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GE Mid-Cap Value Equity Fund had the following long futures contracts open at September 30, 2001:

                               NUMBER     CURRENT
                  EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE     CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------
S&P
MidCap 400       December 2001    1      $216,725     $(2,550)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND


Q&A


Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Small-Cap Value Equity Fund gained 4.70% for Class A shares, 4.00% for Class B shares, 4.00% for Class C shares and 5.06% for Class Y shares for the one-year period ended September 30, 2001. The Fund significantly outperformed the Russell 2000 Index, which declined 21.15% and our Lipper peer group of 249 Small Cap Value funds, which lost an average of 12.45%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund's strong performance relative to its benchmark is primarily attributable to strong stock selection in the consumer staples, financial services, healthcare and utilities sectors. In addition, the combined effect of low relative allocations, and strong stock selection in the technology sector, also helped bolster returns. Technology stocks were by far the hardest-hit in the market. The Fund was comprised of securities which, we believe, reflected our focus on companies with attractive valuation parameters that are more insulated from the current economic weakness.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. Everything nationally and globally changed on September 11, 2001. As noted in previous quarters, our economy continued to deteriorate. We believe a recession appears inevitable. The events of September clearly shattered consumer confidence. The Fund has been structured since the second quarter with an impending recession in mind. We remain keenly attuned to incremental changes in the economy that will change our posture. It will obviously take time for our country to heal from the shock and move on with renewed confidence and economic strength. It is important to react calmly and remain focused on longer-term fundamentals.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND HAD AN IMPACT ON PERFORMANCE?

A. For the twelve-month period ended September 30, 2001, we emphasized investments in more defensive, demand-insensitive companies with earnings visibility and the ability to produce free cash flow. Our sector allocations are driven by stock selection.

Q.  WHICH SECTORS HAVE WORKED WELL?

A. We have invested in more defensive names and continue to emphasize themes and companies with catalysts. We continue to favor food stocks, select financial services stocks, and healthcare companies.

Q.  WHICH INVESTMENTS STOOD OUT IN THE PAST YEAR?

A. Financial services stocks Astoria Financial and Golden State Bancorp were among the top five contributors during the trailing 12-months. A favorable interest-rate environment helped boost investor interest in strong regional banks and thrifts. Nova Corp, a payment-processing company, announced it was being acquired by U.S. Bancorp. We sold our position on the news and realized a 63.8% gain. The share price of Smithfield Foods, a core holding, rose significantly during the period, and was our next highest contributor to return. Smithfield Foods is one of the world's largest pork processors. We believe the outlook for Smithfield is still quite promising and look for continued strong performance. DRS Technologies, a leading supplier of defense electronic systems, appreciated by more than 50% from when it was purchased in the Fund in April 2001.

Q. WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE PORTFOLIO GOING FORWARD?

A. We continue to emphasize defensive companies that are not sensitive to consumer demand and are priced at reasonable levels. We continue to focus on earnings visibility and a company's ability to fund its growth from continuing operations.

                                                  GE SMALL-CAP VALUE EQUITY FUND


-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  Beckman Coulter Inc.             4.39%
-----------------------------------------
  Smithfield Foods Inc.            4.13%
-----------------------------------------
  The Cooper Cos. Inc.             4.10%
-----------------------------------------
  Iron Mountain Inc.               3.36%
-----------------------------------------
  The Lubrizol Corp.               2.77%
-----------------------------------------
  Genesee & Wyoming Inc. (Class A) 2.69%
-----------------------------------------
  School Specialty Inc.            2.69%
-----------------------------------------
  PartnerRe Ltd.                   2.47%
-----------------------------------------
  Getty Realty Corp.               2.44%
-----------------------------------------
  Thoratec Corp.                   2.43%
-----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 small-cap companies that the
 portfolio managers believe are
 undervalued by the market but
 have solid growth prospects.

LIPPER PERFORMANCE COMPARISON

Small Cap Value Equity Peer Group

Based on average annual total returns for the periods ended 9/30/01

                      ONE
                     YEAR
                   ---------
Number of
Funds in
peer group:           249
-----------------------------
Peer group
average annual
total return:      -12.45%
-----------------------------
Lipper categories
in peer group:   Small Cap Value

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

        GE Small-Cap Value Equity Fund        GE Small-Cap Value Equity w/load                Russell 2000
9/30/98            10,000.00                              9,425.00                              10,000.00
6/99               12,800.98                             12,065.02                              12,698.25
9/99               12,227.80                             11,524.79                              11,898.08
6/00               15,224.38                             14,349.08                              14,526.83
9/00               15,626.53                             14,728.12                              14,699.33
6/01               18,040.02                             17,002.85                              14,628.10
9/01               16,361.05                             15,420.41                              11,591.04

AVERAGE ANNUAL
TOTAL RETURN

                            ONE     SINCE
                            YEAR   INCEPTION
                          -------  ---------
GE Small-Cap Value          4.70%   17.82%
GE Small-Cap Value
   W/LOAD                  -1.32%   15.52%
   MAXIMUM LOAD OF 5.75%
Russell 2000              -21.15%    5.04%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

        GE Small-Cap Value Equity Fund        GE Small-Cap Value Equity w/load                Russell 2000
9/30/98            10,000.00                             10,000.00                              10,000.00
6/99               12,729.04                             12,729.04                              12,698.25
9/99               12,136.76                             12,136.76                              11,898.08
6/00               15,018.07                             15,018.07                              14,526.83
9/00               15,385.48                             15,385.48                              14,699.33
6/01               17,680.08                             17,480.08                              14,628.10
9/01               15,989.46                             15,889.46                              11,591.04

AVERAGE ANNUAL
TOTAL RETURN

                         ONE        SINCE
                         YEAR     INCEPTION
                        -------   ---------
GE Small-Cap Value        4.00%   16.95%
GE Small-Cap Value
   W/LOAD                 0.00%   16.70%
   MAXIMUM LOAD           4.00%    2.00%
Russell 2000            -21.15%    5.04%

CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

        GE Small-Cap Value Equity Fund        GE Small-Cap Value Equity w/load                Russell 2000
9/30/99            10,000.00                             10,000.00                              10,000.00
12/99              11,882.10                             11,882.10                              11,845.23
3/00               12,979.49                             12,979.49                              12,683.52
6/00               12,374.04                             12,374.04                              12,209.39
9/00               12,676.77                             12,676.77                              12,354.36
12/00              13,576.61                             13,576.61                              11,505.00
3/01               12,791.83                             12,791.83                              10,755.54
6/01               14,567.39                             14,567.39                              12,294.50
9/01               13,174.41                             13,174.41                               9,741.94

AVERAGE ANNUAL
TOTAL RETURN

                       ONE       SINCE
                       YEAR    INCEPTION
                      ------   ---------
GE Small-Cap Value      4.00%   14.80%
GE Small-Cap Value
   W/LOAD               3.00%   14.80%
   MAXIMUM LOAD         1.00%    0.00%
Russell 2000          -21.15%   -1.30%

CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

         GE Small-Cap Value Equity Fund                Russell 2000
9/30/98            10,000.00                             10,000.00
6/99               12,816.31                             12,698.25
9/99               12,252.95                             11,898.08
6/00               15,283.22                             14,526.83
9/00               15,696.90                             14,699.33
6/01               18,169.24                             14,628.10
9/01               16,478.52                             11,591.04

AVERAGE ANNUAL
TOTAL RETURN

                       ONE        SINCE
                       YEAR     INCEPTION
                      -------   ----------
GE Small-Cap Value       5.06%    18.13%
Russell 2000           -21.15%     5.04%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


GE SMALL-CAP VALUE EQUITY FUND

Market Value of $52,779 (in thousands)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Consumer-Discretionary         26.2%
Healthcare                     15.4%
Financial Services             14.9%
Consumer-Stable                 7.8%
Auto & Transportation           7.1%
Technology                      7.0%
Real Estate Investment Trust    6.5%
Materials & Processing          5.7%
Short Term                      5.0%
Energy                          2.7%
Broadcast/Cable                 1.0%
Utilities                       0.7%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 93.3%
--------------------------------------------------------------------------------

AUTO & TRANSPORTATION -- 7.2%

Genesee & Wyoming Inc.
   (Class A) .....................    63,150    $ 1,420,875(a)
Kansas City Southern
   Industries Inc. ...............    74,900        898,800(a)
Navistar International Corp. .....    20,700        584,775(a)
Oshkosh Truck Corp. ..............    23,700        858,414
                                                  3,762,864

BROADCAST/CABLE -- 1.0%

Regent Communications Inc. .......    90,100        542,402(a)

CONSUMER - DISCRETIONARY -- 26.3%

Daisytek International Corp. .....    49,400        560,196
Dollar Tree Stores Inc. ..........    26,800        506,252(a)
Encompass Services Corp. .........    86,300        326,214(a)
Extended Stay America Inc. .......    28,800        416,736(a)
F.Y.I. Inc. ......................    14,600        547,792(a)
FTI Consulting Inc. ..............    10,100        296,940(a)
InterTAN Inc. ....................   145,450      1,141,782(a)
Iron Mountain Inc. ...............    42,800      1,774,060(a)
Jack in the Box Inc. .............    18,100        506,800(a)
Journal Register Co. .............    66,700      1,100,550(a)
R.H. Donnelley Corp. .............    22,200        579,864(a)
School Specialty Inc. ............    46,400      1,417,984(a)
Station Casinos Inc. .............    67,900        570,360(a)
Steiner Leisure Ltd. .............    24,200        387,200(a)
Strayer Education Inc. ...........    13,000        579,800

                                       NUMBER
                                    OF SHARES         VALUE

Valassis Communications Inc. .....    33,800    $ 1,078,558(a)
Venator Group Inc. ...............    41,800        637,450(a)
Volt Information Sciences Inc. ...    48,700        583,426(a)
Wilsons The Leather Experts Inc. .    30,500        275,720(a)
WMS Industries Inc. ..............    31,900        557,931(a)
                                                 13,845,615

CONSUMER - STABLE -- 7.8%

Smithfield Foods Inc. ............   103,600      2,180,780(a)
Suiza Foods Corp. ................    11,900        751,366(a)
SUPERVALU INC. ...................    58,200      1,177,386
                                                  4,109,532

ENERGY -- 2.7%

Key Energy Services Inc. .........    72,000        457,920(a)
Noble Affiliates Inc. ............    31,400        973,086
                                                  1,431,006

FINANCIAL SERVICES -- 15.0%

Astoria Financial Corp. ..........    19,700      1,167,422
Everest Re Group Ltd. ............    18,600      1,203,420
Golden State Bancorp Inc. ........    29,400        893,760
Investment Technology Group Inc. .    15,000        832,350(a)
Kronos Inc. ......................    21,600        886,680(a)
National Data Corp. ..............    31,600      1,137,600
PartnerRe Ltd. ...................    27,700      1,304,670
W.P. Stewart & Co. Ltd. ..........    22,400        434,336
                                                  7,860,238

HEALTHCARE -- 13.3%

Allscripts Healthcare Solutions
  Inc. ...........................    18,500         77,700(a)
Beckman Coulter Inc. .............    52,400      2,318,700
Kensey Nash Corp. ................    60,800      1,163,104(a)
The Cooper Cos. Inc. .............    46,100      2,162,090
Thoratec Corp. ...................    77,500      1,281,850(a)
                                                  7,003,444

MATERIALS & PROCESSING -- 5.8%

Grant Prideco Inc. ...............    99,000        602,910(a)
Joy Global Inc. ..................    64,700        960,795(a)
The Lubrizol Corp. ...............    46,300      1,463,080
                                                  3,026,785

REAL ESTATE INVESTMENT TRUST -- 6.5%

Colonial Properties Trust ........    18,100        534,855
First Industrial Realty Trust Inc.    17,900        537,000
Getty Realty Corp. ...............    71,600      1,288,800
Great Lakes REIT Inc. ............    41,300        673,190
Mid-Atlantic Realty Trust ........    29,000        406,000
                                                  3,439,845


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

TECHNOLOGY -- 7.0%

ANADIGICS Inc. ...................    32,000  $     390,400(a)
Apogent Technologies Inc. ........    30,300        724,170(a)
Borland Software Corp. ...........    40,800        330,480(a)
CommScope Inc. ...................    23,800        425,306(a)
DRS Technologies Inc. ............    20,400        708,900(a)
EDO Corp. ........................    15,700        451,375
The Titan Corp. ..................    32,800        642,880(a)
                                                  3,673,511

UTILITIES -- 0.7%

Vectren Corp. ....................    16,100        360,479

TOTAL COMMON STOCK
   (COST $49,405,266) ............               49,055,721

--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.1%
--------------------------------------------------------------------------------

HEALTHCARE -- 2.1%

Owens & Minor Trust I
   (Series A) 5.38%
   (COST $ 1,085,842) ............    21,100      1,113,025

TOTAL INVESTMENTS IN SECURITIES
   (COST $50,491,108) ............               50,168,746

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $2,610,503) ............. 2,610,503      2,610,503

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.4)% ....................                 (194,027)
                                                -----------

NET ASSETS-- 100% ................              $52,585,222
                                                ===========


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND


Q&A

Q. HOW DID THE GE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE S&P 500 Index Fund declined 26.95% for the one-year period ended September 30, 2001. During the same period, the S&P 500 Index declined 26.66%, and our Lipper peer group of 155 S&P 500 Index funds lost an average of 26.98%. The Fund underperformed its benchmark index slightly due to the investment of Fund cash flows and Fund fees and expenses.

Q.  HOW DID MARKET CONDITIONS IMPACT FUND PERFORMANCE?

A. The S&P 500 Index has posted large negative returns in three out of the last four quarters. While not solely to blame, the downfall in the technology sector has weighed heavily on the Index. Over the last twelve months, the technology sector is down approximately 58%. From a peak position in the Index of nearly 30% a year ago, technology now represents just 14% of the Index and is no longer the largest sector. That distinction now falls to the financial and healthcare sectors at 18% and 16%, respectively. Well-known names such as Cisco Systems, EMC, and Nortel Networks have led the decline. Other sectors contributed to the negative return of the Index as well, as financials and industrials were down 13% and 21%, respectively. One of the very few bright spots this past year has been the healthcare sector, which was up, but only marginally.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES WERE USED IN THE FUND THIS YEAR?

A. We utilize a full replication strategy to manage the Fund. With this strategy, all 500 stocks in the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is held to less than 5% of the total portfolio value, and is invested in S&P 500 Index futures contracts. This methodology has allowed the Fund to consistently track with the Index.

Q.  WHAT CHANGES OF NOTE OCCURRED IN THE PORTFOLIO DURING THE PAST YEAR?

A. For the third quarter of 2001, there were nine index changes announced by Standard & Poors that affected the Fund. Additions to the S&P 500 included AT&T Wireless Group (July 6), PMC-Sierra Inc. (August 2), Family Dollar Stores (August 3), Zimmer Holdings (August 6), AmerisourceBergen (August
    29), Ciena Corp. (August 29), International Game Technology (August 31), XL Capital (August 31), and Immunex (September 20). Deletions for the quarter included Potlatch Corp. (July 6), Quaker Oats (August 2), Cabletron Systems (August 3), Timken Co. (August 6), ONEOK Inc. (August 29), American General (August 29), BroadVision Inc. (August 31), Wachovia Corp. (August 31), and Tosco Corp. (September 17). Not all stocks deleted from the Index were sold from the Fund, however, as a number of the changes from the index were a result of mergers or acquisitions.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. Due to the passive investment style of the Fund, it will remain fully invested to closely track the performance of the S&P 500 Index.

                                                          GE S&P 500 INDEX FUND

-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  General Electric Co.             3.74%
-----------------------------------------
  Microsoft Corp.                  2.78%
-----------------------------------------
  ExxonMobil Corp.                 2.76%
-----------------------------------------
  Pfizer Inc.                      2.57%
-----------------------------------------
  Wal-Mart Stores Inc.             2.24%
-----------------------------------------
  Citigroup Inc.                   2.07%
-----------------------------------------
  American International
  Group Inc.                       2.07%
-----------------------------------------
  Johnson & Johnson                1.71%
-----------------------------------------
  International Business
  Machines Corp.                   1.63%
-----------------------------------------
  SBC Communications Inc.          1.60%
-----------------------------------------

LIPPER PERFORMANCE COMPARISON
S&P 500 Peer Group

Based on average annual total returns for the periods ended 9/30/01


                             ONE
                            YEAR
                          ---------
Number of
Funds in
peer group:                 155
-----------------------------------
Peer group
average annual
total return:             -26.98%
-----------------------------------
Lipper categories
in peer group: S&P 500 Index


INVESTMENT PROFILE
A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in the Index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                GE S&P 500 Index Fund           S&P 500
4/28/00            10,000.00                   10,000.00
6/00               10,040.00                   10,035.00
9/00                9,940.00                    9,934.29
12/00               9,154.68                    9,156.60
3/01                8,056.92                    8,071.08
6/01                8,520.19                    8,542.97
9/01                7,261.30                    7,286.05

AGGREGATE
TOTAL RETURN

                      ONE             SINCE
                      YEAR          INCEPTION
                     -----          ---------
GE S&P 500 Index    -26.95%          -20.08%
S&P 500             -26.66%          -19.93%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE S&P 500 INDEX FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE S&P 500 INDEX FUND

MARKET VALUE OF $24,680 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


CONSUMER- STABLE          22.8%
FINANCIAL                 17.5%
TECHNOLOGY                14.6%
CONSUMER- CYCLICAL          13%
UTILITIES                  9.9%
CAPITAL GOODS ENERGY       8.2%
ENERGY                     6.5%
SHORT TERM                 4.4%
BASIC MATERIALS            2.4%
TRANSPORTATION             0.7%




                                       NUMBER
                                    OF SHARES         VALUE


COMMON STOCK -- 95.5%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 2.4%

Air Products & Chemicals Inc. ......     583   $     22,492
Alcan Aluminum Ltd. ................     763         22,890
Alcoa Inc. .........................   2,129         66,020
Allegheny Technologies Inc. ........     171          2,279
Avery Dennison Corp. ...............     336         15,896
Barrick Gold Corp. .................     937         16,257
Boise Cascade Corp. ................     104          3,068
Du Pont de Nemours (E.I.) & Co. ....   2,577         96,689
Eastman Chemical Co. ...............     189          6,861
Ecolab Inc. ........................     282         10,245
Engelhard Corp. ....................     330          7,623
FMC Corp. ..........................      55          2,694(a)
Freeport McMoran Copper &
   Gold Inc. (Class B) .............     299          3,286(a)
Georgia Pacific Corp. ..............     531         15,287
Great Lakes Chemical Corp. .........     105          2,321
Hercules Inc. ......................     294          2,426
Homestake Mining Co. ...............     576          5,357
Inco Ltd. ..........................     451          5,597(a)
International Paper Co. ............   1,182         41,134
Louisiana-Pacific Corp. ............     194          1,261
Mead Corp. .........................     287          7,944
Millipore Corp. ....................      82          4,341
Newmont Mining Corp. ...............     506         11,942
Nucor Corp. ........................     159          6,312
Pall Corp. .........................     326          6,341
Phelps Dodge Corp. .................     188          5,170
Placer Dome Inc. ...................     798         10,206
PPG Industries Inc. ................     466         21,319
Praxair Inc. .......................     389         16,338
Rohm & Haas Co. ....................     556         18,215
Sealed Air Corp. ...................     188          6,860(a)
Sigma-Aldrich Corp. ................     184          8,317



                                       NUMBER
                                    OF SHARES         VALUE

The Dow Chemical Co. ..............    2,247   $     73,612
USX-U.S. Steel Group Inc. .........      161          2,251
Westvaco Corp. ....................      283          7,273
Weyerhaeuser Co. ..................      592         28,836
Willamette Industries Inc. ........      256         11,517
Worthington Industries Inc. .......      163          1,834
                                                    598,311

CAPITAL GOODS -- 8.2%

Allied Waste Industries Inc. ......      498          6,350(a)
American Power Conversion Corp. ...      485          5,665(a)
Caterpillar Inc. ..................      846         37,901
Centex Corp. ......................      108          3,643
Cooper Industries Inc. ............      226          9,372
Crane Co. .........................      120          2,630
Cummins Engine Co. Inc. ...........       75          2,475
Danaher Corp. .....................      400         18,872
Deere & Co. .......................      597         22,453
Dover Corp. .......................      530         15,958
Eaton Corp. .......................      162          9,592
Emerson Electric Co. ..............    1,046         49,225
Fluor Corp. .......................      239          9,202
General Dynamics Corp. ............      530         46,810
General Electric Co. ..............   24,807        922,820(h)
Goodrich (B.F.) Co. ...............      301          5,863
Grainger (W.W.) Inc. ..............      226          8,780
Honeywell International Inc. ......    1,984         52,378
Illinois Tool Works Inc. ..........      776         41,989
Ingersoll-Rand Co. ................      432         14,602
ITT Industries Inc. ...............      219          9,811
KB Home ...........................       87          2,472
Lockheed Martin Corp.                  1,144         50,050
Masco Corp. .......................    1,157         23,649
McDermott International Inc. ......      108            891
Minnesota Mining &
   Manufacturing Co. .............       981         96,530
Molex Inc. (Class A) .............       515         14,477
National Service Industries Inc. .        74          1,528
Navistar International Corp. Inc.        115          3,249(a)
Northrop Grumman Corp. ...........       251         25,351
PACCAR Inc. ......................       186          9,127
Parker-Hannifin Corp. ............       337         11,559
Power-One Inc. ...................       200          1,230(a)
Pulte Corp. ......................       179          5,486
Raytheon Co. .....................       871         30,267
Rockwell Collins .................       447          6,347
Rockwell International Corp. .....       447          6,562
Sherwin-Williams Co. .............       403          8,955
Textron Inc. .....................       329         11,058
The Boeing Co. ...................     2,209         74,002
Thermo Electron Corp. ............       389          7,021(a)
Thomas & Betts Corp. .............       105          1,835
Tyco International Ltd. ..........     4,807        218,718
United Technologies Corp. ........     1,145         53,243
Vulcan Materials Co. .............       225          9,720
Waste Management Inc. ............     1,601         42,811
                                                   2,012,529


---------------
See Notes to Schedules of Investments and Notes to Financial Statements

                                                           GE S&P 500 INDEX FUND

                                    SCHEDULE OF INVESTMENTS  September 30, 2001




                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - CYCLICAL -- 13.0%

Albertson's Inc. ..................    1,020  $      32,518
American Greetings Corp.
  (Class A) .......................      118          1,562
AOL Time Warner Inc. ..............   11,053        365,854(a)
Autozone Inc. .....................      252         13,069(a)
Bed Bath & Beyond Inc. ............      712         18,128(a)
Best Buy Co. Inc. .................      495         22,498(a)
Big Lots Inc. .....................      202          1,675(a)
Black & Decker Corp. ..............      158          4,930
Block (H & R) Inc. ................      458         17,660
Brunswick Corp. ...................      168          2,767
Carnival Corp. ....................    1,491         32,832
Cendant Corp. .....................    2,059         26,355(a)
Circuit City Stores Inc. ..........      435          5,220
Clear Channel Communications Inc. .    1,496         59,466(a)
Comcast Corp. (Class A) ...........    2,416         86,662(a)
Cooper Tire & Rubber Co. ..........      138          1,965
Costco Wholesale Corp. ............    1,107         39,365(a)
CVS Corp. .........................      958         31,806
Dana Corp. ........................      301          4,696
Darden Restaurants Inc. ...........      334          8,768
Delphi Automotive Systems Corp. ...    1,297         15,240
Deluxe Corp. ......................      134          4,628
Dillards Inc. (Class A) ...........      191          2,515
Dollar General Corp. ..............      803          9,395
Donnelley (R.R.) & Sons Co. .......      331          8,954
Dow Jones & Co. Inc. ..............      191          8,677
Eastman Kodak Co. .................      695         22,608
Family Dollar Stores Inc. .........      400         11,008
Federated Department Stores Inc. ..      460         12,972(a)
Ford Motor Co. ....................    4,493         77,954
Fortune Brands Inc. ...............      400         13,400
Gannett Co. Inc. ..................      695         41,776
Gap Inc. ..........................    2,102         25,119
General Motors Corp. ..............    1,386         59,459
Genuine Parts Co. .................      425         13,540
Goodyear Tire & Rubber Co. ........      331          6,100
Harley-Davidson Inc. ..............      783         31,711
Harrah's Entertainment Inc. .......      335          9,048(a)
Hasbro Inc. .......................      421          5,894
Hilton Hotels Corp. ...............      780          6,123
Home Depot Inc. ...................    5,813        223,045
International Game Technology .....      200          8,500(a)
J.C. Penney Co. Inc. ..............      654         14,323
Johnson Controls Inc. .............      187         12,200
K Mart Corp. ......................    1,190          8,318(a)
Knight-Ridder Inc. ................      153          8,545
Kohl's Corp. ......................      837         40,176(a)
Leggett & Platt Inc. ..............      459          8,950
Limited Inc. ......................      978          9,291
Liz Claiborne Inc. ................      108          4,072
Lowes Cos. Inc. ...................    1,974         62,477
Marriott International Inc.
  (Class A) .......................      655         21,877
Mattel Inc. .......................    1,069         16,741
May Department Stores Co. .........      705         20,459
Maytag Corp. ......................      154          3,795
McDonald's Corp. ..................    3,209         87,092
McGraw Hill Cos. Inc. .............      539         31,370





                                       NUMBER
                                    OF SHARES         VALUE

Meredith Corp. ....................       94  $       3,020
Moody's Corp. .....................      394         14,578
New York Times Co. (Class A) ......      413         16,119
Newell Rubbermaid Inc. ............      665         15,102
Nike Inc. (Class B) ...............      686         32,112
Nordstrom Inc. ....................      346          5,000
Office Depot Inc. .................      702          9,547(a)
Omnicom Group Inc. ................      501         32,515
RadioShack Corp. ..................      493         11,955
Reebok International Ltd. .........      102          2,111(a)
Robert Half International Inc. ....      400          8,004(a)
Safeway Inc. ......................    1,315         52,232(a)
Sears Roebuck & Co. ...............      832         28,820
Snap-on Inc. ......................      107          2,389
Staples Inc. ......................    1,053         14,058(a)
Starbucks Corp. ...................      992         14,820(a)
Starwood Hotels & Resorts
   Worldwide Inc. .................      500         11,000
Target Corp. ......................    2,231         70,834
The Interpublic Group
   of Cos. Inc. ...................      902         18,401
The Kroger Co. ....................    2,005         49,403(a)
The Stanley Works .................      263          9,613
The Walt Disney Co. ...............    5,232         97,420
Tiffany & Co. .....................      330          7,145
TJX Cos. Inc. .....................      719         23,655
TMP Worldwide Inc. ................      300          8,517(a)
Toys 'R Us Inc. ...................      439          7,564(a)
Tribune Co. .......................      796         24,994
Tricon Global Restaurants Inc. ....      376         14,747(a)
TRW Inc. ..........................      349         10,407
Tupperware Corp. ..................      105          2,094
Univision Communications Inc.
   (Class A) ......................      500         11,475(a)
VF Corp. ..........................      316          9,249
Viacom Inc. (Class B) .............    4,426        152,697(a)
Visteon Corp. .....................      316          4,029
Wal-Mart Stores Inc. ..............   11,167        552,766(h)
Walgreen Co. ......................    2,512         86,488
Wendy's International Inc. ........      318          8,475
Whirlpool Corp. ...................      136          7,528
Winn Dixie Stores Inc. ............      367          4,202
                                                  3,200,233

CONSUMER - STABLE -- 22.8%

Abbott Laboratories ...............   3,850        199,622
Adolph Coors Co. (Class B) ........       67          3,015
Aetna Inc. ........................      325          9,389(a)
Alberto-Culver Co. (Class B) ......      201          7,817
Allergan Inc. .....................      292         19,360
American Home Products Corp. ......    3,246        189,079
AmerisourceBergen Corp. ...........      311         22,065(a)
Amgen Inc. ........................    2,614        153,625(a)
Anheuser-Busch Cos. Inc. ..........    2,209         92,513
Applera Corp. - Applied
   Biosystems Group ...............      564         13,762
Archer-Daniels Midland Co. ........    1,549         19,502
Avon Products Inc. ................      639         29,554


---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001



                                       NUMBER
                                    OF SHARES         VALUE

Ball Corp. ......................         55   $      3,295
Bard (C.R.) Inc. ................         93          4,781
Bausch & Lomb Inc. ..............        105          2,972
Baxter International Inc. .......      1,498         82,465
Becton Dickinson & Co. ..........        635         23,495
Bemis Co. Inc. ..................        195          7,771
Biogen Inc. .....................        353         19,620(a)
Biomet Inc. .....................        732         21,411
Boston Scientific Corp. .........        953         19,537(a)
Bristol-Myers Squibb Co. ........      4,917        273,189
Brown-Forman Corp. (Class B) ....        145          9,161
Campbell Soup Co. ...............      1,008         28,224
Cardinal Health Inc. ............      1,128         83,416
Chiron Corp. ....................        461         20,455(a)
CIGNA Corp. .....................        347         28,784
Cintas Corp. ....................        400         16,120
Clorox Co. ......................        633         23,421
Coca-Cola Enterprises Inc. ......      1,178         18,071
Colgate-Palmolive Co. ...........      1,381         80,443
Conagra Inc. ....................      1,306         29,320
Eli Lilly & Co. .................      2,831        228,462
Forest Laboratories Inc. ........        400         28,856(a)
General Mills Inc. ..............        730         33,215
Guidant Corp. ...................        790         30,415(a)
HCA-The Healthcare Corp. ........      1,345         59,597
Healthsouth Corp. ...............        906         14,732(a)
Heinz (H.J.) Co. ................        888         37,429
Hershey Foods Corp. .............        313         20,461
Humana Inc. .....................        406          4,896(a)
Immunex Corp. ...................      1,300         24,284(a)
IMS Health Inc. .................        729         18,261
International Flavors &
   Fragrances ...................        192          5,316
Johnson & Johnson ...............      7,614        421,816
Kellogg Co. .....................        974         29,220
Kimberly-Clark Corp. ............      1,300         80,600
King Pharmaceuticals Inc. .......        633         26,554(a)
Manor Care Inc. .................        288          8,093(a)
McKesson HBOC Inc. ..............        715         27,020
MedImmune Inc. ..................        575         20,487(a)
Medtronic Inc. ..................      3,083        134,110
Merck & Co. Inc. ................      5,701        379,687
Pactiv Corp. ....................        313          4,535(a)
PepsiCo Inc. ....................      4,434        215,049
Pfizer Inc. .....................     15,815        634,181
Pharmacia Corp. .................      3,224        130,765
Philip Morris Cos. Inc. .........      5,511        266,126
Procter & Gamble Co. ............      3,227        234,893
Quintiles Transnational Corp. ...        310          4,526(a)
Ralston Purina Group ............        753         24,698
Sara Lee Corp. ..................      1,935         41,215
Schering Plough Corp. ...........      3,685        136,713
St. Jude Medical Inc. ...........        178         12,184(a)
Stryker Corp. ...................        456         24,122
Supervalu Inc. ..................        355          7,182
Sysco Corp. .....................      1,680         42,907
Temple-Inland Inc. ..............        102          4,844
Tenet Healthcare Corp. ..........        813         48,495(a)
The Coca-Cola Co. ...............      6,260        293,281



                                       NUMBER
                                    OF SHARES         VALUE

The Gillette Co. ................      2,650   $     78,970
The Pepsi Bottling Group Inc. ...        400         18,428
Unilever N.V. ...................      1,475         79,679
UnitedHealth Group Inc. .........        812         53,998
UST Inc. ........................        413         13,712
Watson Pharmaceuticals Inc. .....        317         17,343(a)
Wellpoint Health Networks Inc.
   (Class A) ....................        138         15,063(a)
Wrigley (W.M.) Junior Co. .......        622         31,909
Zimmer Holdings Inc. ............        461         12,793(a)
                                                  5,636,376

ENERGY -- 6.5%

Amerada Hess Corp. ..............        186         11,811
Anadarko Petroleum Corp. ........        651         31,300
Apache Corp. ....................        360         15,480
Ashland Oil Inc. ................        229          8,828
Baker Hughes Inc. ...............        849         24,579
Burlington Resources Inc. .......        499         17,071
Chevron Corp. ...................      1,644        139,329
Conoco Inc. (Class B) ...........      1,510         38,263
Devon Energy Corp. ..............        370         12,728
EOG Resources Inc. ..............        300          8,679
ExxonMobil Corp. ................     17,264        680,202(h)
Halliburton Co. .................      1,040         23,452
Kerr-McGee Corp. ................        304         15,781
Nabors Industries Inc. ..........        339          7,109(a)
Noble Drilling Corp. ............        320          7,680(a)
Occidental Petroleum Corp. ......        886         21,565
Phillips Petroleum Co. ..........        914         49,301
Rowan Cos. Inc. .................        200          2,476(a)
Royal Dutch Petroleum Co. ADR ...      5,410        271,852
Schlumberger Ltd. ...............      1,404         64,163
Sunoco Inc. .....................        265          9,434
Texaco Inc. .....................      1,366         88,790
Transocean Sedco Forex Inc. .....        767         20,249
Unocal Corp. ....................        617         20,052
USX-Marathon Group ..............        764         20,437
                                                  1,610,611

FINANCIAL -- 17.5%

AFLAC INC. ......................      1,286         34,722
Ambac Financial Group Inc. ......        250         13,678
American Express Co. ............      3,266         94,910
American International Group Inc.      6,546        510,588
AmSouth Bancorp. ................        934         16,877
Aon Corp. .......................        643         27,006
Bank of America Corp. ...........      3,985        232,724
Bank One Corp. ..................      2,936         92,396
BB&T Corp. ......................      1,101         40,131
Bear Stearns Cos. Inc. ..........        238         11,902
Capital One Financial Corp. .....        553         25,455
Charles Schwab Corp. ............      3,438         39,537
Charter One Financial Inc. ......        546         15,408
Chubb Corp. .....................        489         34,920
Cincinnati Financial Corp. ......        446         18,563
Citigroup Inc. ..................     12,626        511,353

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

Comerica Inc. .....................      475   $     26,315
Conseco Inc. ......................      798          5,793
Countrywide Credit Industries Inc.       342         15,024
Fannie Mae ........................    2,464        197,268
Fifth Third Bancorp ...............    1,444         88,777
FleetBoston Financial Corp. .......    2,694         99,005
Franklin Resources Inc. ...........      654         22,674
Freddie Mac .......................    1,748        113,620
Golden West Financial Corp. .......      361         20,974
Hartford Financial Services
   Group Inc. .....................      603         35,420
Household International Inc. ......    1,150         64,837
Huntington Bancshares Inc. ........      632         10,940
J.P. Morgan Chase & Co. ...........    5,003        170,852
Jefferson-Pilot Corp. .............      355         15,790
John Hancock Financial Services Inc.     800         31,960
KeyCorp. ..........................    1,018         24,575
Lehman Brothers Holdings Inc. .....      653         37,123
Lincoln National Corp. ............      526         24,527
Loews Corp. .......................      518         23,973
Marsh & McLennan Cos. Inc. ........      723         69,914
MBIA Inc. .........................      361         18,050
MBNA Corp. ........................    2,092         63,367
Mellon Financial Corp. ............    1,227         39,669
Merrill Lynch & Co. Inc. ..........    2,105         85,463
MetLife Inc. ......................    1,900         56,430
MGIC Investment Corp. .............      245         16,008
Morgan Stanley, Dean Witter & Co. .    2,817        130,568
National City Corp. ...............    1,514         45,344
Northern Trust Corp. ..............      596         31,278
PNC Financial Services Group ......      746         42,709
Progressive Corp. .................      169         22,629
Providian Financial Corp. .........      746         15,032
Regions Financial Corp. ...........      600         17,316
SAFECO Corp. ......................      307          9,311
SouthTrust Corp. ..................      814         20,733
St. Paul Cos. Inc. ................      596         24,567
State Street Corp. ................      820         37,310(e)
Stilwell Financial Inc. ...........      572         11,154
Suntrust Banks Inc. ...............      756         50,350
Synovus Financial Corp. ...........      712         19,651
T. Rowe Price Group Inc. ..........      347         10,167
The Allstate Corp. ................    1,848         69,023
The Bank of New York Co. Inc. .....    1,872         65,520
Torchmark Corp. ...................      340         13,260
U.S. Bancorp ......................    4,783        106,087
Union Planters Corp. ..............      316         13,556
UnumProvident Corp. ...............      639         16,135
USA Education Inc. ................      381         31,589
Wachovia Corp. ....................    3,487        108,097
Washington Mutual Inc. ............    2,211         85,079
Wells Fargo & Co. .................    4,344        193,091
XL Capital Ltd. (Class A) .........      300         23,700
Zions Bancorporation ..............      200         10,732
                                                  4,322,506


                                       NUMBER
                                    OF SHARES         VALUE

TECHNOLOGY -- 14.5%

ADC Telecommunications Inc. .......    1,795  $       6,265(a)
Adobe Systems Inc. ................      635         15,227
Advanced Micro Devices Inc. .......      801          6,528(a)
Agilent Technologies Inc. .........    1,110         21,700(a)
Altera Corp. ......................      910         14,906(a)
Analog Devices Inc. ...............      888         29,038(a)
Andrew Corp. ......................      147          2,672(a)
Apple Computer ....................      788         12,222(a)
Applied Materials Inc. ............    2,001         56,908(a)
Applied Micro Circuits Corp. ......      659          4,606(a)
Autodesk Inc. .....................      112          3,591
Automatic Data Processing Inc. ....    1,542         72,536
Avaya Inc. ........................      598          5,920(a)
BMC Software Inc. .................      582          7,391(a)
Broadcom Corp. (Class A) ..........      632         12,830(a)
CIENA Corp. .......................      800          8,232(a)
Cisco Systems Inc. ................   18,215        221,859(a,h)
Citrix Systems Inc. ...............      454          8,989(a)
Compaq Computer Corp. .............    4,084         33,938
Computer Associates
   International Inc. .............    1,453         37,400
Computer Sciences Corp. ...........      383         12,704(a)
Compuware Corp. ...................      773          6,439(a)
Comverse Technology Inc.                 475          9,728(a)
Concord EFS Inc. ..................      600         29,370(a)
Conexant Systems Inc.                    572          4,748(a)
Convergys Corp. ...................      426         11,821(a)
Corning Inc. ......................    2,361         20,824
Dell Computer Corp. ...............    6,467        119,834(a)
Electronic Data Systems Corp. .....    1,160         66,793
EMC Corp. .........................    5,437         63,885(a)
Equifax Inc. ......................      299          6,548
First Data Corp. ..................    1,006         58,610
Fiserv Inc. .......................      450         15,390(a)
Gateway Inc. ......................      729          3,973(a)
Hewlett-Packard Co. ...............    4,785         77,038
Intel Corp. .......................   16,870        344,823(h)
International Business
   Machines Corp. .................    4,357        402,151
Intuit Inc. .......................      500         17,900(a)
Jabil Circuit Inc. ................      400          7,160(a)
JDS Uniphase Corp. ................    3,079         19,459(a)
KLA-Tencor Corp. ..................      494         15,601(a)
Lexmark International Inc. (Class A)     370         16,543(a)
Linear Technology Corp. ...........      796         26,109
LSI Logic Corp. ...................      848          9,964(a)
Lucent Technologies Inc. ..........    8,277         47,427
Maxim Integrated Products Inc. ....      834         29,140(a)
Mercury Interactive Corp. .........      169          3,218(a)
Micron Technology Inc. ............    1,496         28,170(a)
Microsoft Corp. ...................   13,410        686,190(a,h)
Motorola Inc. .....................    5,497         85,753
National Semiconductor Corp. ......      377          8,313(a)
NCR Corp. .........................      203          6,019(a)
Network Appliance Inc. ............      788          5,358(a)
Nortel Networks Corp. .............    7,950         44,599

---------------
See Notes to Schedules of Investments and Notes to Financial Statements

                                                           GE S&P 500 INDEX FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

Novell Inc. ......................       797   $      2,917(a)
Novellus Systems Inc. ............       332          9,482(a)
Oracle Corp. .....................    13,930        175,239(a,h)
Palm Inc. ........................     1,295          1,891(a)
Parametric Technology Corp. ......       703          3,649(a)
Paychex Inc. .....................       932         29,367
PeopleSoft Inc. ..................       737         13,295(a)
PerkinElmer Inc. .................       222          5,825
Pitney Bowes Inc. ................       624         23,837
PMC-Sierra Inc. ..................       400          4,108(a)
QLogic Corp. .....................       200          3,800(a)
QUALCOMM Inc. ....................     1,883         89,518(a)
Sabre Holdings Corp. .............       373          9,974(a)
Sanmina Corp. ....................       784         10,647(a)
Sapient Corp. ....................       232            893(a)
Scientific-Atlanta Inc. ..........       355          6,230
Siebel Systems Inc. ..............     1,071         13,934(a)
Solectron Corp. ..................     1,533         17,859(a)
Sun Microsystems Inc. ............     8,246         68,194(a)
Symbol Technologies Inc. .........       550          5,770
Tektronix Inc. ...................       204          3,568(a)
Tellabs Inc. .....................     1,016         10,038(a)
Teradyne Inc. ....................       427          8,327(a)
Texas Instruments Inc. ...........     4,359        108,888
Unisys Corp. .....................       757          6,556(a)
VERITAS Software Corp. ...........       989         18,237(a)
Vitesse Semiconductor Corp. ......       400          3,100(a)
Xerox Corp. ......................     1,582         12,260
Xilinx Inc. ......................       835         19,648(a)
Yahoo! Inc. ......................     1,290         11,365(a)
                                                  3,592,776

TRANSPORTATION -- 0.7%

AMR Corp. ........................       370          7,082(a)
Burlington Northern
  Santa Fe Corp. .................     1,000         26,750
CSX Corp. ........................       499         15,718
Delta Air Lines Inc. .............       359          9,460
FedEx Corp. ......................       823         30,245(a)
Norfolk Southern Corp. ...........       899         14,492
Ryder System Inc. ................       108          2,159
Southwest Airlines Co. ...........     1,999         29,665
U.S. Airways Group Inc. ..........       130            604(a)
Union Pacific Corp. ..............       634         29,735
                                                    165,910

UTILITIES -- 9.9%

Allegheny Energy Inc. ............       300         11,010
Alltel Corp. .....................       805         46,650
Ameren Corp. .....................       397         15,245
American Electric Power Inc. .....       826         35,708
AT&T Corp. .......................     8,596        165,903
AT&T Wireless Services Inc. ......     6,405         95,691(a)


                                       NUMBER
                                    OF SHARES         VALUE

Bellsouth Corp. ..................     4,734     $  196,698
Calpine Corp. ....................       767         17,495(a)
CenturyTel Inc. ..................       398         13,333
CINergy Corp. ....................       390         12,039
Citizens Communications Co. ......       600          5,640(a)
CMS Energy Corp. .................       311          6,220
Consolidated Edison Inc. .........       564         22,966
Constellation Energy Group .......       423         10,237
Dominion Resources Inc. ..........       648         38,459
DTE Energy Co. ...................       417         17,952
Duke Energy Corp. ................     1,926         72,899
Dynegy Inc. (Class A) ............       800         27,720
Edison International .............       727          9,567
El Paso Corp. ....................     1,318         54,763
Enron Corp. ......................     1,881         51,220
Entergy Corp. ....................       551         19,594
Exelon Corp. .....................       826         36,840
FirstEnergy Corp. ................       526         18,910
FPL Group Inc. ...................       403         21,581
Global Crossing Ltd. .............     1,972          3,550(a)
GPU Inc. .........................       257         10,372
KeySpan Corp. ....................       392         13,030
Kinder Morgan Inc. ...............       300         14,763
Mirant Corp. .....................       816         17,870(a)
Nextel Communications Inc.
   (Class A) .....................     1,811         15,647(a)
Niagara Mohawk Holdings Inc. .....       324          5,498(a)
Nicor Inc. .......................        86          3,332
NiSource Inc. ....................       507         11,818
Peoples Energy Corp. .............        65          2,584
PG&E Corp. .......................       949         14,425
Pinnacle West Capital Corp. ......       179          7,106
PPL Corp. ........................       424         13,822
Progress Energy Inc. .............       565         24,289
Public Service Enterprise Group ..       555         23,615
Qwest Communications
   International Inc. ............     4,154         69,372
Reliant Energy Inc. ..............       728         19,161
SBC Communications Inc. ..........     8,387        395,195
Sempra Energy ....................       532         13,167
Southern Co. .....................     1,751         41,989
Sprint Corp. (FON Group) .........     2,173         52,174
Sprint Corp. (PCS Group) .........     2,366         62,202(a)
The AES Corp. ....................     1,316         16,871(a)
TXU Corp. ........................       705         32,656
Verizon Communications ...........     6,795        367,677
Williams Cos. Inc. ...............     1,237         33,770
WorldCom Inc. - WorldCom Group ...     7,215        108,514(a)
Xcel Energy Inc. .................       865         24,350
                                                  2,443,159

TOTAL INVESTMENTS IN SECURITIES
   (COST $32,184,131)                            23,582,411

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                    SCHEDULE OF INVESTMENTS  September 30, 2001


SHORT-TERM INVESTMENTS -- 4.4%
-------------------------------------------------------------

GEI Short-Term Investment Fund ....  810,573       $810,573
Short-Term Investment Co. .........  187,115        187,115


                                     PRINCIPAL
                                       AMOUNT         VALUE
-------------------------------------------------------------

U.S. GOVERNMENT -- 0.4%

United States Treasury Bills
   2.57%    12/13/01 ..............  $100,000        99,525(d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,097,213) ..............               1,097,213


OTHER ASSETS AND LIABILITIES,
   NET 0.1% .......................                  15,063
                                                ------------

NET ASSETS -- 100%                               $24,694,687
                                               =============
-------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------

The GE S&P 500 Index Fund had the following long futures contracts open at September 30, 2001:

                            NUMBER       CURRENT
             EXPIRATION       OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    APPRECIATION
----------------------------------------------------------------
S&P 500   December  2001       4       $1,043,700     $4,450


---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND


Q&A

Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Global Equity Fund declined 26.69% for Class A shares, 27.24% for Class B shares, 27.27% for Class C shares and 26.50% for Class Y shares for the one-year period ended September 30, 2001. During the same period, the Fund outpaced its broad-based comparative index, the MSCI World Index, which declined 28.20%, and our Lipper peer group of 311 Global funds, which lost an average of 30.17%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The deterioration in market conditions seen early in 2001 has accelerated over the last six months. The economic slowdown in the United States has spread across the globe, despite the aggressive action of central banks to reduce interest rates and provide liquidity. The terrorist attacks on the United States in September have clearly delayed the eventual recovery.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND AFFECTED PERFORMANCE?

A. Our investment strategy focuses on undervalued growth opportunities and, while valuations have fallen sharply over the last twelve months, growth levels have also fallen. The profit picture remained particularly poor in the technology and telecommunications sectors, where we have maintained a reduced emphasis. However, the impending changes in Europe's tax and pension regulations have led us to maintain a heavier-than-average weighting in the financial sector. We continue to see opportunities in long-cycle capital goods and defensive consumer companies, where the nature of these businesses have the potential to ride out short-term periods of economic upheaval.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The Fund continued to focus on companies in the more defensive sectors over the last year. Positive contributors to performance included: G.F. Banamex (Mexico - banking); Quaker Oats (USA - food products); Johnson & Johnson (USA - pharmaceutical); Colgate-Palmolive Co. (USA - consumer products); and PepsiCo (USA - beverages). Stocks that detracted most from performance were concentrated in the technology and media sectors and included: Cisco (USA - communications equipment); Disney (USA - media); Intel (USA - semiconductors); and Morgan Stanley, Dean Witter (USA - financial services). Geographically, the Fund maintains an overweight position within Continental Europe and a reduced position within the U.S. market.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE PORTFOLIO GOING FORWARD?

A. The magnitude and duration of the U.S. economic slowdown, or even recession, is now the new debate. Consumer confidence has been negatively affected since the crisis events of September. Typically, consumer confidence falls sharply after a crisis event and then recovers, and it remains to be seen if that will happen in this case. As an offset to the weakening economic outlook, the Federal Reserve has continued to reduce interest rates during the last month, with its eighth drop in the Fed Funds rate - to 3.0% from 6.5% at the end of the fiscal year. At the current moment, many companies are assessing the impact of the terrorist attacks, in conjunction with the slowing economy, and the results are lower earnings estimates across most industries. Perhaps this process will lead to a bottom in the market over the near term. It is too soon to tell when the recovery will take place, as many investment professionals believe the slowdown will take a few quarters to work its way through the economy. Focusing on high-quality companies with sustainable franchises is the best way, in our view, to navigate through the expected volatility in the market over the next several quarters.

                                                           GE GLOBAL EQUITY FUND


-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  SPDR Trust                       2.12%
-----------------------------------------
  Citigroup Inc.                   2.04%
-----------------------------------------
  Pfizer Inc.                      2.00%
-----------------------------------------
  Johnson & Johnson                1.96%
-----------------------------------------
  General Mills Inc.               1.93%
-----------------------------------------
  Fannie Mae                       1.90%
-----------------------------------------
  SBC Communications Inc.          1.89%
-----------------------------------------
  Merck & Co. Inc.                 1.85%
-----------------------------------------
  Colgate-Palmolive Co.            1.80%
-----------------------------------------
  PepsiCo Inc.                     1.77%
-----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital by investing
primarily in equity securities of
companies in developed and
developing countries, including
the United States.

LIPPER PERFORMANCE
COMPARISON
Global Funds Peer Group

Based on average annual total returns for the periods ended 9/30/01

                     ONE          FIVE
                    YEAR          YEAR
                   ---------    ---------
Number of
Funds in
peer group:          311          152
-----------------------------------------
Peer group
average annual
total return:     -30.17%        3.82%
-----------------------------------------
Lipper categories
in peer group:  Global Funds

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Global Equity Fund       GE Global Equity Fund w/load      MSCI World
2/22/93            10,000.00                       9,425.00                 10,000.00
9/93               11,409.58                      10,751.88                 11,744.20
9/94               13,038.67                      12,287.06                 12,631.91
9/95               14,012.70                      13,204.94                 14,450.99
9/96               15,615.16                      14,715.02                 16,426.49
9/97               18,553.20                      17,483.68                 20,387.13
9/98               16,539.00                      15,585.56                 20,414.83
9/99               22,640.97                      21,335.85                 26,431.84
9/00               25,912.28                      24,418.59                 28,586.36
9/01               18,996.95                      17,901.89                 20,523.62


AVERAGE ANNUAL
TOTAL RETURN

                          ONE          FIVE      SINCE
                          YEAR         YEAR    INCEPTION
                         -------      ------   ---------
GE Global Equity         -26.69%       4.00%      7.74%
GE Global Equity W/LOAD  -30.91%       2.78%      7.00%
   MAXIMUM LOAD OF 5.75%

MSCI World               -28.20%       4.55%      8.71%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Global Equity Fund        GE Global Equity Fund w/load        MSCI World
12/22/93           10,000.00                       10,000.00                   10,000.00
9/94               10,569.61                       10,569.61                   10,584.95
9/95               11,269.36                       11,269.36                   12,109.26
9/96               12,464.76                       12,464.76                   13,764.63
9/97               14,698.12                       14,698.12                   17,083.46
9/98               13,017.00                       13,017.00                   17,106.68
9/99               17,683.36                       17,683.36                   22,148.64
9/00               21,074.47                       21,074.47                   23,954.03
9/01               14,815.82                       14,815.72                   17,197.83

AVERAGE ANNUAL
TOTAL RETURN
                          ONE          FIVE      SINCE
                          YEAR         YEAR    INCEPTION
                         -------      ------   ---------
GE Global Equity         -27.24%      3.23%      5.19%
GE Global Equity W/LOAD  -29.64%      3.23%      5.19%
   MAXIMUM LOAD            4.00%      0.00%      0.00%

MSCI World               -28.20%      4.55%      7.22%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Global Equity Fund       GE Global Equity Fund w/load        MSCI World
9/30/99            10,000.00                      10,000.00                   10,000.00
12/99              12,106.23                      12,106.23                   11,686.82
3/00               12,562.24                      12,562.24                   11,806.42
6/00               12,364.93                      12,364.93                   11,387.31
9/00               11,356.44                      11,356.44                   10,815.12
12/00              10,996.25                      10,996.25                   10,145.85
3/01                9,606.41                       9,606.41                    8,841.82
6/01                9,633.03                       9,633.03                    9,064.33
9/01                8,259.17                       8,259.17                    7,764.74

AVERAGE ANNUAL
TOTAL RETURN
                          ONE          FIVE
                          YEAR         YEAR
                         -------      ------
GE Global Equity         -27.27%    -9.11%
GE Global Equity W/LOAD  -27.87%    -9.11%
   MAXIMUM LOAD            1.00%     0.00%

MSCI World               -28.20%   -11.87%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Global Equity Fund       MSCI World
11/29/93           10,000.00             10,000.00
9/94               11,242.92             11,100.33
9/95               12,115.44             12,698.86
9/96               13,534.42             14,434.83
9/97               16,124.78             17,915.25
9/98               14,417.00             17,939.60
9/99               19,779.03             23,227.06
9/00               22,696.02             25,120.35
9/01               16,680.96             18,035.20

AVERAGE ANNUAL
TOTAL RETURN
                          ONE        FIVE      SINCE
                          YEAR       YEAR    INCEPTION
                         -------    ------   ---------
GE Global Equity         -26.50%     4.27%     6.75%
MSCI World               -28.20%     4.55%     7.81%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE GLOBAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE GLOBAL EQUITY FUND

Market Value of $53,731 (in thousands)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

United States      45.9%
Europe             30.4%
Short Term         12.8%
Japan               4.8%
Pacific Rim         3.3%
Other Regions       2.8%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 81.7%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.7%

Brambles Industries Ltd. ..........   81,533   $    413,789

BRAZIL -- 0.6%

Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........    6,625         84,469
Petroleo Brasileiro S.A. ADR ......    1,821         34,963
Petroleo Brasileiro S.A. -
   Petrobras ADR ..................    6,194        122,331
Uniao de Bancos Brasileiros
   S.A. GDR .......................    6,093         88,349
                                                    330,112
CANADA -- 1.6%

Biovail Corp. .....................    3,258        151,171(a)
Bombardier Inc. (Class B) .........   13,132         96,461
CGI Group Inc. (Class A) ..........   15,455         88,569(a)
Manulife Financial Corp. ..........    8,496        222,461
Petro-Canada ......................   15,500        382,494
                                                    941,156

CHINA -- 0.3%

China Petroleum & Chemical Corp.
   (Series H) .................... 1,060,000        148,138

FINLAND -- 1.0%

Sampo Insurance Co. Ltd.
  (Series A) ......................   42,197        322,187
Stora Enso Oyj ....................   21,450        239,127
TietoEnator Oyj ...................      716         13,521
                                                    574,835

                                       NUMBER
                                    OF SHARES         VALUE
FRANCE -- 7.0%

Alcatel S.A. ......................    2,586  $      29,723
Alstom ............................   11,810        180,346
Aventis S.A. (Class A) ............    5,316        402,991
Axa ...............................   15,252        300,781
BNP Paribas S.A. ..................    4,332        354,022
Carrefour S.A. ....................    9,606        462,449
Coflexip S.A. ADR .................    1,002         81,683
Lagardere S.C.A. ..................   11,254        354,363
Michelin CGDE (Regd.) (Class B) ...    6,979        183,868
Publicis Groupe ...................    2,031         34,194
Schneider Electric S.A. ...........    4,657        169,524
Suez S.A. .........................    8,748        290,581
TotalFinaElf (Class B) ............    4,894        656,933
Vivendi Universal S.A. ............   10,524        487,009
                                                  3,988,467
GERMANY -- 3.0%

Allianz AG ........................      141         31,823
Bayerische Hypo- und
   Vereinsbank AG .................    2,378         68,797
Bayerische Motoren Werke
   (BMW) AG .......................    7,848        200,192
Deutsche Bank AG ..................    4,615        252,833
E.On AG ...........................    3,811        197,306
Fresenius Medical Care AG .........    3,195        242,843
Merck KGaA ........................    4,479        169,159
Metallgesellschaft AG .............   20,663        116,023
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........    1,691        434,737
                                                  1,713,713
HONG KONG -- 0.8%

Cheung Kong (Holdings) Ltd. ........  28,918        224,314
Giordano International Ltd. ........ 248,000        112,879
Johnson Electric Holdings Ltd. ..... 118,000        105,904
                                                    443,097
IRELAND -- 1.5%

Bank of Ireland ....................  33,186        262,748
CRH PLC ............................  22,505        333,835
Elan Corp. PLC ADR .................   2,649        128,344(a)
Jefferson Smurfit Group PLC ........  64,305        112,424
                                                    837,351
ISRAEL -- 0.2%

Teva Pharmaceutical Industries
   Ltd. ADR ........................   2,216        133,957

ITALY -- 1.2%

Banca Intesa S.p.A. ................ 102,120        252,317
Riunione Adriatica di
  Sicurta S.p.A (RAS) ..............  27,205        326,804
Saipem S.p.A. ......................  28,897        130,174
                                                    709,295

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

JAPAN -- 4.5%

Canon Inc. ........................    8,000  $     219,445
DAITO TRUST CONSTRUCTION
   CO. LTD. .......................    1,800         29,066
Fujitsu Ltd. ......................   11,000         92,182
HONDA MOTOR CO. LTD. ..............    3,500        113,623
ITOCHU Corp. ......................   31,271         78,433
Kao Corp. .........................   13,144        323,611
KOMATSU Ltd. ......................   46,000        165,926
Mazda Motor Corp. .................   93,000        124,822(a)
Minebea Co. Ltd. ..................   38,000        196,040
Mizuho Holdings Inc. ..............       20         77,175
Nippon Telegraph and Telephone
   Corp. (NTT) ....................       14         65,296
NTT DoCoMo Inc. ...................        7         94,539
Sharp Corp. .......................   17,000        152,588
Shin-Etsu Chemical Co. ............    6,800        191,091
Sony Corp. ........................    7,600        279,876
The Tokyo Electric Power Co. Inc. .    2,000         49,828
Toshiba Corp. .....................   81,000        309,840
                                                  2,563,381
LUXEMBOURG -- 0.0%*

Transcom WorldWide S.A.
   (Series A) .....................      549            432(a)
Transcom WorldWide S.A.
   (Series B) .....................    1,019            906(a)
                                                      1,338
MEXICO -- 0.2%

Desc S.A. de C.V. (Series B) ......    3,375          1,100
Grupo Televisa S.A. ADR ...........    3,726        106,936(a)
                                                    108,036
NETHERLANDS -- 3.1%

Aegon N.V. ........................    1,633         42,681
ASM Lithography Holding N.V. ......    8,239         91,624(a)
IHC Caland N.V. ...................    5,222        225,496
ING Groep N.V. ....................   22,182        594,095
Ispat International N.V.
   (Regd.) (Class A) ..............    8,799         17,598
Koninklijke (Royal) Philips
   Electronics N.V. ...............   15,487        300,201
Koninklijke Ahold N.V. ............   16,946        470,362
                                                  1,742,057
NORWAY -- 0.1%

Statoil ASA .......................   12,823         85,253(a)

POLAND -- 0.1%

Telekomunikacja Polska S.A. ADR
   (Series A) .....................   22,591         62,803(a,b)

PORTUGAL -- 0.4%

Banco Comercial Portugues S.A.
   (BCP) ..........................   54,656        209,404


                                       NUMBER
                                    OF SHARES         VALUE

SINGAPORE -- 0.2%

Datacraft Asia Ltd. ...............   29,160   $     95,645

SOUTH KOREA -- 0.7%

Korea Telecom Corp. ...............    1,282         43,651
Korea Telecom Corp. ADR ...........    3,993         73,032
Pohang Iron & Steel Co. Ltd.
   (POSCO) ........................    2,120        131,200
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ....................      579          9,090
Samsung Electronics Co. Ltd. ......    1,090        117,024
                                                    373,997
SPAIN -- 0.9%

Acciona S.A. ......................    1,705         57,814
Repsol YPF S.A. ...................    2,167         31,159
Telefonica S.A. ...................   36,292        400,954(a)
Telefonica S.A. ADR ...............      545         18,503(a)
                                                    508,430
SWEDEN -- 0.7%

Autoliv Inc. SDR ..................   13,453        205,366
Industriforvaltnings AB
   Kinnevik (Series B) ............    1,568         19,825
Invik & Co. AB ....................      807         30,231
Nordea AB (NDA) FDR ...............   18,443         90,634
Svenska Handelsbanken
   AB (Series A) ..................    5,330         69,135
                                                    415,191

SWITZERLAND -- 0.5%

Credit Suisse Group ...............    5,972        208,489(a)
Syngenta AG ADR ...................    1,222         61,689(a)
                                                    270,178

TAIWAN -- 0.5%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .........  218,000        295,004(a)

UNITED KINGDOM -- 8.5%

BAE Systems PLC ...................  150,018        730,017
BHP Billiton PLC ..................   84,889        349,127
BP p.l.c. ADR .....................   17,916        880,930
Cable & Wireless PLC ..............   39,367        162,196
CGNU PLC ..........................   42,886        529,295
Friends Provident PLC .............   50,278        142,658(a)
International Power PLC ...........   37,349        115,857(a)
Invensys PLC ......................  158,647         81,632
National Grid Group PLC               23,322        147,433
Nycomed Amersham PLC ..............   18,036        153,658
Prudential PLC ....................   18,705        192,494
Reed International PLC ............   25,319        209,005
Royal & Sun Alliance Insurance
   Group PLC ......................   62,859        314,663

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

Safeway PLC ......................    25,074  $     117,960
Scottish Power PLC ...............    11,385         68,457
Vodafone Group PLC ...............   279,529        616,424
                                                  4,811,806
UNITED STATES -- 43.4%

American Express Co. .............    18,671        542,579
American International
   Group Inc. ....................     8,839        689,442
Cisco Systems Inc. ...............    32,302        393,438(a)
Citigroup Inc. ...................    27,092      1,097,226
Colgate-Palmolive Co. ............    16,564        964,853
Comcast Corp. (Class A) ..........    21,302        764,103(a)
CVS Corp. ........................    18,190        603,908
Dell Computer Corp. ..............    35,096        650,329(a)
Dover Corp. ......................    19,816        596,660
Duke Energy Corp. ................    18,655        706,092
El Paso Corp. ....................    11,147        463,158
Eli Lilly & Co. ..................    10,527        849,529
Emerson Electric Co. .............    15,172        713,994
Fannie Mae .......................    12,772      1,022,526
First Data Corp.                      15,404        897,437
FleetBoston Financial Corp. ......    23,531        864,764
General Mills Inc. ...............    22,841      1,039,266
Home Depot Inc. ..................    19,893        763,294
Honeywell International Inc. .....    23,220        613,008
Intel Corp. ......................    29,414        601,222
J.P. Morgan Chase & Co. ..........    14,707        502,244
Johnson & Johnson ................    19,042      1,054,927
Marsh & McLennan Cos. Inc. .......     6,192        598,766
Merck & Co. Inc. .................    14,940        995,004
Microsoft Corp. ..................    16,874        863,443(a)
PepsiCo Inc. .....................    19,584        949,824
Pfizer Inc. ......................    26,782      1,073,958
SBC Communications Inc. ..........    21,565      1,016,143
Schlumberger Ltd. ................    13,159        601,366
SPDR Trust .......................    10,892      1,137,561
Tenet Healthcare Corp. ...........     8,669        517,106(a)
The Walt Disney Co. ..............    28,919        538,472
                                                 24,685,642

TOTAL COMMON STOCK
   (COST $57,054,623)                            46,462,075

---------------------------------------------------------------
PREFERRED STOCK -- 0.7%
---------------------------------------------------------------
GERMANY -- 0.7%

Fresenius AG ......................      125         12,172
Fresenius Medical Care AG .........    2,107        114,090
Henkel KGaA .......................    4,187        242,530
                                                    368,792

TOTAL PREFERRED STOCK
   (COST $348,332) ................                 368,792


                                       NUMBER
                                    OF SHARES         VALUE


WARRANTS -- 0.0%*
---------------------------------------------------------------
FRANCE -- 0.0%*

Publicis SA-CVG, 03/07/02 .........    3,102   $     11,518(a)

GERMANY -- 0.0%*

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 .......................       46          2,553(a)

TOTAL WARRANTS
   (COST $0) ......................                  14,071


TOTAL INVESTMENTS IN SECURITIES
   (COST $57,402,955) .............              46,844,938

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.1%
---------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $6,885,683) ............. 6,885,683      6,885,683

OTHER ASSETS AND LIABILITIES,
   NET 5.5% ......................                3,143,101
                                                ------------

NET ASSETS-- 100% ................              $56,873,722
                                                ============

---------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
---------------------------------------------------------------


The GE Global Equity Fund was invested in the following sectors at September 30, 2201

                                              PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
---------------------------------------------------------------
Financial                                             20.40%
Short Term                                            12.83%
Industrials                                           12.24%
Healthcare                                            11.16%
Consumer - Discretionary                               9.20%
Consumer - Staple                                      9.18%
Information Technology                                 7.19%
Energy                                                 5.87%
Telecommuncation Services                              4.75%
Utilities                                              3.79%
Materials                                              3.39%
                                                    ---------
                                                     100.00%
                                                    =========

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

Q&A

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE International Equity Fund declined 31.34% for Class A shares, 31.92% for Class B shares, 31.86% for Class C shares and 31.22% for Class Y shares for the one-year period ended September 30, 2001. The Fund trailed its broad-based comparative index, the MSCI EAFE Index, which declined 28.69%. The Fund performed in line with our Lipper peer group of 798 International funds, which lost 31.61% on average.

Q.  WHAT CIRCUMSTANCES CREATED SUCH A NEGATIVE ENVIRONMENT IN THE MARKET?

A. The deterioration in market conditions seen at the end of the first quarter of 2001 has accelerated over the last six months. The economic slowdown in the United States has spread across the globe, despite the aggressive action of central banks to reduce interest rates and provide more liquidity to spur economic growth. The terrorist attacks on the United States in September have only served to delay the eventual recovery.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND AFFECTED PERFORMANCE?

A. Our investment strategy focuses on identifying undervalued growth opportunities and, while valuations have fallen sharply over the last twelve months, profit growth has fallen too. The visibility of earnings has remained poor in the technology and telecommunications sectors, which represented only a limited position in the Fund. However, the impending changes in Europe's tax and pension regulations have kept us more heavily positioned in segments of the financial sector. We continue to see opportunities in long-cycle capital goods where the nature of those businesses has the potential to ride out short-term periods of economic upheaval.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The Fund continued to focus on companies in the more defensive sectors of world equity markets over the last year. Positive contributors to performance included: G.F. Banamex (Mexico - banking); Sampo (Finland - insurance); Biovail (Canada - pharmaceuticals); Stora Enso (Finland - paper); and Coflexip (France - oil service). Stocks that contributed most significantly to the Fund's negative performance were: Sony (Japan - electronics); Cable & Wireless (UK - telecom equipment); Invensys (UK - industrials) and Fujitsu (Japan - technology). In September, the Fund's exposure to insurance and aviation-related stocks was costly in the aftermath of the September 11th attacks.

Q. WHAT IS YOUR OUTLOOK FOR GLOBAL MARKETS AND HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. Whereas the flight from technology was the hallmark of the first six months of the fiscal year, it was the wholesale drop in markets that marked the second six months. In addition to a severe global slowdown, the uncertainties surrounding the war on terrorism make the next few months particularly challenging. However, we will continue to concentrate on highly focused, bottom-up investing, looking for those undervalued growth opportunities that will best serve the Fund in the months and years to come. The Fund remains well positioned to take advantage of those opportunities.

                                                    GE INTERNATIONAL EQUITY FUND

-------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-------------------------------------------
  BAE Systems PLC                  3.00%
------------------------------------------
  TotalFinaElf (Class B)           2.70%
------------------------------------------
  Vodafone Group PLC               2.53%
------------------------------------------
  ING Groep N.V.                   2.44%
------------------------------------------
  CGNU PLC                         2.18%
------------------------------------------
  Vivendi Universal S.A.           1.98%
------------------------------------------
  Koninklijke Ahold N.V.           1.94%
------------------------------------------
  Carrefour S.A.                   1.86%
------------------------------------------
  Muenchener Rueckversicherungs-
     Gesellschaft AG (Regd.)       1.80%
------------------------------------------
  Brambles Industries Ltd.         1.71%
------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital by investing
primarily in equity securities of
companies in developed and
developing countries other than
the United States.

LIPPER PERFORMANCE COMPARISON
International Funds Peer Group

Based on average annual total returns for the periods ended 9/30/01

                       ONE       FIVE
                       YEAR      YEAR
                    ---------  ---------
Number of
Funds in
peer group:            798       359
------------------------------------------
Peer group
average annual
total return:       -31.61%      1.34%
------------------------------------------
Lipper categories
in peer group: International, Canadian,
International Small Cap

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Int'l Equity Fund      GE Int'l Equity Fund w/load        MSCI EAFE
3/2/94             10,000.00                     9,425.00                10,000.00
9/94               10,126.66                     9,541.46                10,067.77
9/95               10,649.18                    10,033.80                10,650.87
9/96               11,877.76                    11,191.38                11,568.08
9/97               14,109.82                    13,294.46                12,976.21
9/98               12,882.00                    12,137.17                11,894.60
9/99               16,163.52                    15,229.45                15,576.45
9/00               17,861.17                    16,828.99                16,072.38
9/01               12,262.74                    11,554.09                11,461.11

AVERAGE ANNUAL
TOTAL RETURN
                            ONE      FIVE      SINCE
                            YEAR     YEAR    INCEPTION
                         ------------------------------
GE International
   Equity                 -31.34%    0.64%     2.73%
GE International
   Equity  W/LOAD         -35.28%   -0.55%     1.92%
   MAXIMUM LOAD OF 5.75%
MSCI EAFE                 -28.69%   -0.19%     1.81%

CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Int'l Equity Fund       GE Int'l Equity Fund w/load          MSCI EAFE
3/2/94             10,000.00                     10,000.00                 10,000.00
9/94               10,086.65                     10,086.65                 10,067.77
9/95               10,523.58                     10,523.58                 10,650.87
9/96               11,658.03                     11,658.03                 11,568.08
9/97               13,740.18                     13,740.18                 12,976.21
9/98               12,450.00                     12,450.00                 11,894.60
9/99               15,508.21                     15,508.21                 15,576.45
9/00               17,009.17                     17,009.17                 16,072.38
9/01               11,729.42                     11,729.42                 11,461.11



AVERAGE ANNUAL
TOTAL RETURN
                            ONE      FIVE      SINCE
                            YEAR     YEAR    INCEPTION
                         ------------------------------
GE International
   Equity                  -31.92%  -0.13%     2.13%
GE International
   Equity  W/LOAD          -34.35%  -0.13%     2.13%
   MAXIMUM LOAD              4.00%   0.00%     0.00%
MSCI EAFE                  -28.69%  -0.19%     1.81%

CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

            GE Int'l Equity Fund   GE Int'l Equity Fund w/load     MSCI EAFE
9/30/99            10,000.00                 10,000.00             10,000.00
12/99              12,131.76                 12,131.76             11,698.48
3/00               12,561.63                 12,561.63             11,686.67
6/00               12,364.60                 12,364.60             11,223.68
9/00               10,967.54                 10,967.54             10,318.39
12/00              10,465.59                 10,465.59             10,041.49
3/01                9,063.06                  9,063.06              8,662.53
6/01                9,029.66                  9,029.66              8,548.41
9/01                7,473.52                  7,473.52              7,357.98

AVERAGE ANNUAL
TOTAL RETURN

                                 ONE      SINCE
                                 YEAR   INCEPTION
                               ------   ---------
GE International Equity        -31.86%    -13.53%
GE International Equity
   W/LOAD                      -32.47%    -13.53%
   MAXIMUM LOAD                  1.00%      0.00%
MSCI EAFE                      -28.69%    -14.20%

CLASS Y SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Int'l Equity Fund          MSCI EAFE
3/2/94             10,000.00               10,000.00
9/94               10,146.67               10,067.77
9/95               10,699.89               10,650.87
9/96               11,980.87               11,568.08
9/97               14,276.37               12,976.21
9/98               13,085.00               11,894.60
9/99               16,450.89               15,576.45
9/00               18,223.23               16,072.38
9/01               12,534.12               11,461.11

AVERAGE ANNUAL
TOTAL RETURN
                            ONE      FIVE      SINCE
                            YEAR     YEAR    INCEPTION
                         --------   ------   ----------
GE International
   Equity                 -31.22%    0.91%      3.02%
MSCI EAFE                 -28.69%   -0.19%      1.81%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE INTERNATIONAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE INTERNATIONAL EQUITY FUND

Market Value of $61,709 (in thousands)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

Europe         62.8%
Japan          10.2%
Short Term     13.3%
Other Regions   8.0%
Pacific Rim     5.7%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 79.1%
-------------------------------------------------------------
AUSTRALIA -- 1.6%

Brambles Industries Ltd. ..........  208,074  $   1,055,998

BRAZIL -- 1.3%

Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........   16,938        215,959
Petroleo Brasileiro S.A. -
   Petrobras ADR ..................    4,663         89,530
Petroleo Brasileiro S.A. -
   Petrobras ADR ..................   16,661        329,055
Uniao de Bancos Brasileiros
   S.A. GDR .......................   16,590        240,555
                                                    875,099
CANADA -- 3.7%

Biovail Corp. .....................    8,935        414,584(a)
Bombardier Inc. (Class B) .........   34,423        252,854
CGI Group Inc. (Class A) ..........   43,984        252,061(a)
Manulife Financial Corp. ..........   22,154        580,084
Petro-Canada ......................   38,260        944,144
                                                  2,443,727
CHINA -- 0.5%

China Petroleum & Chemical Corp.
   (Series H) .................... 2,492,000        348,263

FINLAND -- 2.2%

Sampo Insurance Co. Ltd.
  (Series A) .....................   109,638        837,121
Stora Enso Oyj ...................    49,948        556,826
TietoEnator Oyj ..................     1,947         36,766
                                                  1,430,713

                                       NUMBER
                                    OF SHARES         VALUE

FRANCE -- 15.0%

Alcatel S.A. .....................     7,135 $       82,009
Alstom ...........................    31,250        477,207
Aventis S.A. (Class A) ...........    13,790      1,045,381
Axa ..............................    38,825        765,659
BNP Paribas S.A. .................    11,241        918,642
Carrefour S.A. ...................    23,878      1,149,526
Coflexip S.A. ADR ................     1,920        156,518
Lagardere S.C.A. .................    28,422        894,944
Michelin CGDE (Regd.) (Class B) ..    17,913        471,935
Publicis Groupe ..................     4,701         79,146
Schneider Electric S.A. ..........    10,974        399,476
Suez S.A. ........................    20,461        679,649
TotalFinaElf (Class B) ...........    12,400      1,664,481
Vivendi Universal S.A. ...........    26,454      1,224,186
                                                 10,008,759
GERMANY -- 6.5%

Allianz AG .......................      373         84,183
Bayerische Hypo- und
   Vereinsbank AG ................     6,536        189,090
Bayerische Motoren Werke
   (BMW) AG ......................    20,489        522,648
Deutsche Bank AG .................    11,969        655,721
E.On AG ..........................     9,890        512,032
Fresenius Medical Care AG ........     7,436        565,191
Merck KGaA .......................    10,639        401,804
Metallgesellschaft AG ............    53,135        298,353
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) .......     4,310      1,108,054
                                                  4,337,076
HONG KONG -- 1.7%

Cheung Kong (Holdings) Ltd. ......    76,277        591,674
Giordano International Ltd. ......   648,000        294,942
Johnson Electric Holdings Ltd. ...   275,600        247,349
                                                  1,133,965
IRELAND -- 3.2%

Bank of Ireland ..................    84,884        672,063
CRH PLC ..........................    57,402        851,491
Elan Corp. PLC ADR ...............     6,772        328,103(a)
Jefferson Smurfit Group PLC ......   142,323        248,824
                                                  2,100,481
ISRAEL -- 0.5%

Teva Pharmaceutical Industries
   Ltd. ADR ......................     5,862        354,358

ITALY -- 2.8%

Banca Intesa S.p.A. ..............   263,566        651,215
Riunione Adriatica di Sicurta
  S.p.A (RAS) ....................    70,639        848,562
Saipem S.p.A. ....................    74,914        337,469
                                                  1,837,246

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                       NUMBER
                                    OF SHARES         VALUE

JAPAN -- 9.5%

Canon Inc. .......................    19,000  $     521,181
DAITO TRUST CONSTRUCTION
   CO. LTD. ......................     2,100         33,911
Fujitsu Ltd. .....................    31,000        259,785
HONDA MOTOR CO. LTD. .............     9,000        292,173
ITOCHU Corp. .....................    66,226        166,107
Kao Corp.                             33,737        830,619
KOMATSU Ltd. .....................   120,000        432,850
Mazda Motor Corp. ................   214,000        287,224(a)
Minebea Co. Ltd. .................    99,000        510,737
Mizuho Holdings Inc. .............        43        165,926
Nippon Telegraph and Telephone
   Corp. (NTT) ...................        39        181,897
NTT DoCoMo Inc. ..................        17        229,595
Sharp Corp. ......................    40,000        359,030
Shin-Etsu Chemical Co. ...........    16,300        458,057
Sony Corp. .......................    19,200        707,055
The Tokyo Electric Power Co. Inc.      3,900         97,165
Toshiba Corp. ....................   206,000        787,988
 .................................                6,321,300

LUXEMBOURG -- 0.0%*

Transcom WorldWide S.A.
   (Series A) ....................     1,183            930(a)
Transcom WorldWide S.A.
   (Series B) ....................     2,197          1,955(a)
                                                      2,885
MEXICO -- 0.4%

Grupo Televisa S.A. ADR ..........    10,090        289,583(a)

NETHERLANDS -- 6.7%

Aegon N.V. .......................     4,180        109,251
ASM Lithography Holding N.V. .....    21,182        235,561(a)
IHC Caland N.V. ..................    13,414        579,241
ING Groep N.V. ...................    56,199      1,505,165
Ispat International N.V.
   (Regd.) (Class A) .............    18,579         37,158
Koninklijke (Royal) Philips
   Electronics N.V. ..............    39,894        773,308
Koninklijke Ahold N.V. ...........    43,062      1,195,251
                                                  4,434,935

NORWAY -- 0.3%

Statoil ASA ......................    33,921        225,521(a)

POLAND -- 0.2%

Telekomunikacja Polska S.A. ADR
   (Series A) ....................    53,481        148,677(a,b)


                                       NUMBER
                                    OF SHARES         VALUE

PORTUGAL -- 0.8%

Banco Comercial Portugues S.A.
   (BCP) .........................   133,502  $     511,488

SINGAPORE -- 0.3%

Datacraft Asia Ltd. ..............    68,280        223,958

SOUTH KOREA -- 1.4%

Korea Telecom Corp. ..............     3,510        119,512
Korea Telecom Corp. ADR ..........     8,855        161,958
Pohang Iron & Steel Co. Ltd.
   (POSCO) .......................     5,500        340,376
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ...................        85          1,335
Samsung Electronics Co. Ltd. .....     2,600        279,141
                                                    902,322

SPAIN -- 1.9%

Acciona S.A. .....................     3,812        129,259
Repsol YPF S.A. ..................     6,426         92,398
Telefonica S.A. ..................    92,037      1,016,825(a)
Telefonica S.A. ADR ..............     1,127         38,262(a)
                                                  1,276,744
SWEDEN -- 1.5%

Autoliv Inc. SDR .................    34,558        527,544
Industriforvaltnings AB
   Kinnevik (Series B) ...........     3,380         42,734
Invik & Co. AB ...................     1,729         64,770
Nordea AB (NDA) FDR ..............    39,397        193,607
Svenska Handelsbanken
   AB (Series A) .................    11,647        151,073
                                                    979,728
SWITZERLAND -- 1.0%

Credit Suisse Group ..............    15,560        543,215(a)
Syngenta AG ADR ..................     2,861        144,429(a)
                                                    687,644
TAIWAN -- 1.2%

Taiwan Semiconductor
   Manufacturing Co. Ltd. ........   565,712        765,539(a)

UNITED KINGDOM -- 14.9%

BAE Systems PLC ..................   379,985      1,849,081
BHP Billiton PLC .................   203,735        837,909
Cable & Wireless PLC .............   100,667        414,757
CGNU PLC .........................   108,980      1,345,021
Friends Provident PLC ............   124,724        353,890(a)

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                       NUMBER
                                    OF SHARES         VALUE

International Power PLC ...........   85,154  $     264,149(a)
Invensys PLC ......................  410,641        211,296
National Grid Group PLC ...........   53,324        337,095
Nycomed Amersham PLC ..............   49,047        417,857
Prudential PLC ....................   49,400        508,378
Reed International PLC                65,303        539,069
Royal & Sun Alliance Insurance
   Group PLC ......................  160,220        802,039
Safeway PLC .......................   63,014        296,448
Scottish Power PLC ................   24,623        148,056
Vodafone Group PLC ................  706,783      1,558,615
                                                  9,883,660
TOTAL COMMON STOCK
   (COST $71,258,670)                            52,579,669

------------------------------------------------------------
PREFERRED STOCK -- 1.4%
------------------------------------------------------------

GERMANY -- 1.4%

Fresenius AG ......................      330         32,134
Fresenius Medical Care AG .........    4,703        254,658
Henkel KGaA .......................   10,945        633,985

TOTAL PREFERRED STOCK
   (COST $871,316) ................                 920,777

--------------------------------------------------------------
WARRANTS -- 0.0%*
--------------------------------------------------------------

FRANCE -- 0.0%*

Publicis SA-CVG, 03/07/02 .........    4,701         17,455(a)

GERMANY -- 0.0%*

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 .......................       57          3,164(a)

TOTAL WARRANTS
   (COST $0) ......................                  20,619

TOTAL INVESTMENTS IN SECURITIES
   (COST $72,129,986) .............              53,521,065


                                       NUMBER
                                    OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 12.3%
--------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $8,188,313) ............. 8,188,313   $  8,188,313

OTHER ASSETS AND LIABILITIES,
   NET 7.2% ......................                4,812,281
                                                ------------

NET ASSETS-- 100% ................              $66,521,659
                                                ============
--------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------
The GE International Equity Fund was invested in the following sectors at September 30, 2001:

                                   PERCENTAGE (BASED
SECTOR                              ON MARKET VALUE)
-----------------------------------------------------
Financial                                23.33%
Short Term                               13.27%
Consumer - Discretionary                 11.80%
Industrials                              10.63%
Materials                                 7.21%
Energy                                    6.79%
Telecommunication Services                6.27%
Healthcare                                6.18%
Consumer - Staples                        5.63%
Information Technology                    5.59%
Utilities                                 3.30%
                                       ---------
                                        100.00%
                                       =========

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

Q&A

Q. HOW DID THE GE EUROPE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Europe Equity Fund declined 31.35% for Class A shares, 31.81% for Class B shares, 32.12% for Class C shares, and 31.14% for Class Y shares for the one-year period ended September 30, 2001. The Fund trailed its broad-based comparative index, the MSCI Europe Index, which declined 26.02%, and our Lipper peer group of 172 Europe funds, which lost an average of 29.91%.

Q.  WHAT IS THE CURRENT INDUSTRY MIX USED IN THE PORTFOLIO?

A. The Fund currently has a particular emphasis in consumer-discretionary, industrial and material sectors, as we believe these areas offer many attractive growth opportunities. We hold lower-than-average positions in the traditional defensive sectors, such as energy, healthcare and consumer staples. The valuations of these sectors have been at a premium for most of the year given the high level of global economic uncertainty.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The strongest contributors to performance varied by sector and geography throughout Europe. Bank of Ireland (Ireland - financial services), Inditex (Spain - retail) and Reed International (UK - publishing) were among the leaders. These companies all distinguished themselves with exceptional ability to manage their businesses during this economic downturn and were rewarded by the market.

    Disappointment centered among companies that were exposed to collapsing orders in the capital goods sector, such as our holding in Invensys (UK - engineering), or companies exposed to the mobile telecommunications or aerospace sectors, as were Vodafone (UK - telecommunications) and Lagadere (France - media/aerospace).

Q. WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE PORTFOLIO GOING FORWARD?

A. We are generally positive on the outlook for European equity markets. As we approached the end of September 2001, European equity valuations appeared attractive. Consensus earnings and economic growth expectations have been adjusted downward to reflect the new reality for the next year. We believe European markets will experience significant monetary and fiscal stimulus over the coming months, as inflation continues to fall across the European economy, the Euro strengthens, and fiscal stimulus packages are pursued to encourage economic growth ahead of elections in France and Germany during 2002.

                                                           GE EUROPE EQUITY FUND

-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  Aventis S.A. (Class A)           3.81%
-----------------------------------------
  Vodafone Group PLC               3.49%
-----------------------------------------
  Koninklijke Ahold N.V.           3.28%
-----------------------------------------
  Muenchener Rueckversicherungs-
     Gesellschaft AG (Regd.)       3.27%
-----------------------------------------
  BAE Systems PLC                  3.12%
-----------------------------------------
  TotalFinaElf (Class B)           3.07%
-----------------------------------------
  ING Groep N.V.                   2.88%
-----------------------------------------
  Vivendi Universal S.A.           2.80%
-----------------------------------------
  Fox Kids Europe N.V.             2.60%
-----------------------------------------
  Carrefour S.A.                   2.47%
-----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital by investing
primarily in equity securities of
issuers located in developed
European countries.

LIPPER PERFORMANCE COMPARISON
Europe Equity Peer Group

Based on average annual total returns for the period ended 9/30/01


                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         172
------------------------------------------
Peer group
average annual
total return:                   -29.91%
------------------------------------------
Lipper categories
in peer group: Europe

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Europe Equity Fund   GE Europe Equity Fund w/load    MSCI Europe
1/29/99              10,000.00                     9,425.00            10,000.00
3/99                  9,620.00                     9,066.85             9,852.43
6/99                  9,670.00                     9,113.97             9,821.76
9/99                  9,930.00                     9,359.10             9,936.52
12/99                12,756.07                    12,022.68            11,664.48
3/00                 14,476.33                    13,644.04            11,674.24
6/00                 13,993.45                    13,188.92            11,305.62
9/00                 12,705.77                    11,975.28            10,479.17
12/00                13,026.02                    12,277.11            10,686.16
3/01                 10,961.91                    10,331.68             9,026.46
6/01                 10,600.40                     9,990.95             8,812.01
9/01                  8,722.88                     8,221.38             7,752.06

AVERAGE ANNUAL
TOTAL RETURN

                              ONE         SINCE
                              YEAR      INCEPTION
                             ------    ----------
GE Europe Equity             -31.35%      -4.99%
GE Europe Equity W/LOAD      -35.29%      -7.07%
   MAXIMUM LOAD OF 5.75%
MSCI Europe                  -26.02%      -9.09%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Europe Equity Fund     GE Europe Equity Fund w/load       MSCI Europe
1/29/99              10,000.00                      10,000.00               10,000.00
3/99                  9,610.00                       9,610.00                9,852.43
6/99                  9,640.00                       9,640.00                9,821.76
9/99                  9,880.00                       9,880.00                9,936.52
12/99                12,668.68                      12,668.68               11,664.48
3/00                 14,351.16                      14,351.16               11,674.24
6/00                 13,850.43                      13,850.43               11,305.62
9/00                 12,548.51                      12,548.51               10,479.17
12/00                12,846.63                      12,846.63               10,686.16
3/01                 10,788.84                      10,603.24                9,026.46
6/01                 10,416.81                      10,237.61                8,812.01
9/01                  8,556.67                       8,754.10                7,752.06



AVERAGE ANNUAL
TOTAL RETURN

                              ONE        SINCE
                              YEAR     INCEPTION
                             ------    ---------
GE Europe Equity             -31.81%     -5.67%
GE Europe Equity W/LOAD      -34.16%     -6.28%
   MAXIMUM LOAD                4.00%      2.00%
MSCI Europe                  -26.02%     -9.09%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Europe Equity Fund     GE Europe Equity Fund w/load     MSCI Europe
9/30/99              10,000.00                      10,000.00             10,000.00
12/99                12,816.29                      12,816.29             11,739.01
3/00                 14,526.48                      14,526.48             11,748.83
6/00                 14,017.50                      14,017.50             11,377.85
9/00                 12,704.31                      12,704.31             10,546.12
12/00                12,977.51                      12,977.51             10,754.43
3/01                 10,895.43                      10,895.43              9,084.13
6/01                 10,516.87                      10,516.87              8,868.31
9/01                  8,624.07                       8,624.07              7,801.59


AVERAGE ANNUAL
TOTAL RETURN
                              ONE        SINCE
                              YEAR     INCEPTION
                             ------    ---------
GE Europe Equity             -32.12%     -7.12%
GE Europe Equity W/LOAD      -32.70%     -7.12%
   MAXIMUM LOAD                1.00%      0.00%
MSCI Europe                  -26.02%    -11.66%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Europe Equity Fund                   MSCI Europe
1/29/99              10,000.00                         10,000.00
3/99                  9,630.00                          9,852.43
6/99                  9,680.00                          9,821.76
9/99                  9,940.00                          9,936.52
12/99                12,781.85                         11,664.48
3/00                 14,514.30                         11,674.24
6/00                 14,040.90                         11,305.62
9/00                 12,761.70                         10,479.17
12/00                13,093.67                         10,686.16
3/01                 11,028.09                          9,026.46
6/01                 10,666.32                          8,812.01
9/01                  8,787.46                          7,752.06

AVERAGE ANNUAL
TOTAL RETURN

                              ONE        SINCE
                              YEAR     INCEPTION
                             ------    ---------
GE Europe Equity             -31.14%    -4.72%
MSCI Europe                  -26.02%    -9.09%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE EUROPE EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE EUROPE EQUITY FUND

MARKET VALUE OF $10,998 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS;]

DEVELOPED EUROPE    95.3%
SHORT TERM           4.2%
EMERGING EUROPE      0.5%




                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 92.9%
--------------------------------------------------------------
DENMARK -- 0.6%

Novozymes A/S (Series B) ..........    3,120  $      69,101

FINLAND -- 2.1%

Sampo Insurance Co. Ltd.
  (Series A)   22,861 .............  174,551
TietoEnator Oyj ...................    3,354         63,335
                                                    237,886
FRANCE -- 22.8%

Alcatel S.A. ......................    1,663         19,114
Alstom ............................    5,522         84,325
Aventis S.A. (Class A) ............    5,522        418,607
Axa ...............................    6,468        127,554
BNP Paribas S.A. ..................    2,030        165,897
Carrefour S.A. ....................    5,643        271,663
Gemplus International S.A. ........   50,105        111,715(a)
Imerys ............................    2,487        218,634
Lagardere S.C.A. ..................    6,521        205,332
Michelin CGDE (Regd.) (Class B) ...    3,037         80,013
Pinguely-Haulotte .................    6,517         67,670
Riber S.A. ........................    2,233          6,096(a)
Schneider Electric S.A. ...........    2,859        104,073
Thomson Multimedia ................    3,124         61,124(a)
TotalFinaElf (Class B) ............    2,518        337,997
Vivendi Universal S.A. ............    6,650        307,736
                                                  2,587,550
GERMANY -- 10.8%

Bayerische Motoren Werke
   (BMW) AG .......................    3,149         80,327
Deutsche Bank AG ..................    2,083        114,117
Deutsche Boerse AG ................      432         15,222
E.On AG ...........................    1,484         76,831

                                       NUMBER
                                    OF SHARES         VALUE

Epcos AG ..........................    2,075  $      66,753
Fresenius Medical Care AG .........    2,105        159,996
Infineon Technologies AG ADR ......      935         11,487
Merck KGaA ........................    1,921         72,551
Metallgesellschaft AG .............   15,026         84,371
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........    1,397        359,153
Techem AG .........................   10,475        190,655(a)
                                                  1,231,463

GREECE -- 0.5%

Antenna TV S.A. ADR ...............   13,212         52,848(a)

IRELAND -- 5.2%

Bank of Ireland ...................   14,967        118,500
CRH PLC ...........................   14,028        208,089
Elan Corp. PLC ADR ................    3,001        145,398(a)
Jefferson Smurfit Group PLC .......   41,511         72,574
Riverdeep Group PLC ...............    2,947         43,115(a)
                                                    587,676
ITALY -- 3.7%

Banca Intesa S.p.A. ...............   74,306        183,594
Banca Popolare di Lodi ............    9,281         71,286
Bayerische Vita S.p.A. ............    2,505         19,833
Riunione Adriatica di Sicurta
  S.p.A (RAS) .....................    9,912        119,069
Saipem S.p.A. .....................    5,061         22,799
                                                    416,581
NETHERLANDS -- 13.8%

Aegon N.V. ........................      659         17,224
ASM Lithography Holding N.V. ......   10,273        114,244(a)
Fox Kids Europe N.V. ..............   24,159        285,817(a)
IHC Caland N.V. ...................    4,536        195,873
ING Groep N.V. ....................   11,823        316,653
Ispat International N.V.
   (Regd.) (Class A) ..............    3,969          7,938
Koninklijke (Royal) Philips
   Electronics N.V. ...............   13,640        264,398
Koninklijke Ahold N.V. ............   12,979        360,252
                                                  1,562,399
NORWAY -- 1.4%

DnB Holding ASA ...................   15,921         59,204
Statoil ASA .......................   14,639         97,326(a)
                                                    156,530

PORTUGAL -- 1.5%

Banco Comercial Portugues S.A.
   (BCP) ..........................   20,724         79,400
Telecel-Comunicacoes Pessoais S.A.    16,062         93,696(a)
                                                    173,096

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

SPAIN -- 5.9%

Corporacion Mapfre, Compania
   Internacional de Reaseguros,
   S.A. ...........................    4,152     $   24,523(a)
Cortefiel S.A. ....................    1,416          7,281(a)
Grupo Auxiliar Metalurgico S.A. ...      702          9,583(a)
Grupo Ferrovial S.A. ..............    8,127        142,742
Industria de Diseno Textil S.A.
   (Inditex) ......................    8,520        143,442(a)
Recoletos Compania Editorial S.A. .   35,650        130,746
Telefonica S.A. ...................   18,847        208,222(a)
                                                    666,539
SWEDEN -- 1.4%

Autoliv Inc. SDR ..................    5,373         82,021
Nordea AB (NDA) FDR                   13,455         66,122
Svenska Handelsbanken
   AB (Series A) ..................      901         11,652
                                                    159,795

SWITZERLAND -- 2.8%

Credit Suisse Group ...............   3,032        105,850(a)
Kuoni Reisen Holding AG (Regd.)
   (Series B) .....................      52          9,318
Leica Geosystems AG ...............     666        113,167(a)
Sulzer AG (Regd.) .................     295         44,112(a)
Unaxis Holding AG (Regd.) .........     591         43,091
                                                   315,538

UNITED KINGDOM -- 20.4%

BAE Systems PLC ...................   70,542        343,271
BHP Billiton PLC ..................   26,347        108,358
Cable & Wireless PLC ..............   27,749        114,329
CGNU PLC ..........................   19,716        243,333
Corus Group PLC ...................   21,644         13,921(a)
Friends Provident PLC .............   27,715         78,638(a)
Galen Holdings PLC ................   13,826        129,336
HIT Entertainment PLC .............   14,077         50,952
International Power PLC ...........   10,235         31,749(a)
Invensys PLC ......................  102,712         52,851
Nycomed Amersham PLC ..............    9,199         78,371
Prudential PLC ....................   13,419        138,096
Reed International PLC ............   26,778        221,049
Royal & Sun Alliance Insurance
   Group PLC ......................   50,739        253,992
Safeway PLC .......................   11,164         52,521
The Mayflower Corp. PLC ...........   10,925         19,595
Vodafone Group PLC ................  174,033        383,782
                                                  2,314,144

TOTAL INVESTMENTS IN SECURITIES
   (COST $13,851,503) .............              10,531,146



                                       NUMBER
                                    OF SHARES         VALUE


SHORT-TERM INVESTMENTS -- 4.1%
-------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $466,410)                   466,410     $  466,410

OTHER ASSETS AND LIABILITIES,
   NET 3.0%                                         341,592
                                                -------------
NET ASSETS-- 100%                               $11,339,148
                                               ==============
-------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
-------------------------------------------------------------

The GE Europe Equity Fund was invested in the following sectors at September 30, 2001

                                 PERCENTAGE (BASED
SECTOR                            ON MARKET VALUE)
--------------------------------------------------
Financial                              26.04%
Consumer - Discretionary               18.20%
Industrials                            11.23%
Healthcare                              9.13%
Telecommunication Services              7.27%
Materials                               7.12%
Consumer - Staples                      6.22%
Information Technology                  5.38%
Short Term                              4.24%
Energy                                  4.17%
Utilities                               1.00%
                                     ---------
                                      100.00%
                                     =========

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

Q&A

Q. HOW DID THE GE EMERGING MARKETS FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Emerging Markets Fund declined 40.42% for Class A shares, 40.78% for Class B shares, 40.92% for Class C shares and 40.24% for Class Y shares for the one-year period ended September 30, 2001. The Fund trailed its broad-based comparative index, the MSCI EMF Index, which declined 33.26%, and our Lipper peer group of 184 Emerging Markets funds, which lost an average of 32.16%.

Q.  WHAT CIRCUMSTANCES CREATED SUCH A NEGATIVE ENVIRONMENT IN THE MARKET?

A. Emerging markets typically underperform developed markets when global growth is slowing, and this year was no exception. The primary drivers that explain this relationship include a reliance on exports and external financing, and an increase in risk aversion amongst investors. Like the Asian and Latin crises experienced in 1998 and 1994, respectively, emerging countries with tenuous economic fundamentals are vulnerable to shocks when these downturns hit. This time around, Turkey devalued its currency and is struggling economically, while Argentina is likely to default on its debt, devalue its currency, or both. While these crises have been painful, they succeeded in building a better base for emerging countries from which to grow. Fully 85% of the MSCI Emerging Index currencies now float, making them less vulnerable to one-time shocks going forward, while debt levels and budget discipline have improved dramatically. This should lead to a more dramatic and sustainable recovery when global growth resumes.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND AFFECTED PERFORMANCE?

A. Underweights in Turkey, Argentina, and Taiwan all helped the Fund, as did an overweight in Mexico, while overweights in Israel, India, Brazil, and Poland were particularly damaging. Underweights in South Africa and Russia, also hurt as these markets proved to be defensive in light of their basic industry composition. On a sector basis, overweights in healthcare and energy were positive contributors, while telecom and technology exposure negatively impacted the Fund. In particular, Indian software companies have performed poorly despite very strong earnings growth, Israeli telecom equipment companies dropped dramatically in sympathy with their global peers, and Brazilian telecoms have been dragged down by slowing growth, increasing bad debts, and the Brazilian Real's slide. Stock selection in financials continues to be a standout for the Fund, highlighted by our large position in Bannacci, which was acquired by Citigroup at a substantial premium.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the last year, we took the opportunity to rotate into high quality names whose share prices had dropped with the general market downturn. We actively decreased our exposure to the technology sector, although we are still overweight, and increased our allocation to defensive sectors. We have also been running with a higher than average cash position, which we are now selectively putting back into the market. Major areas of new investment include South African and Polish financials, both of which should benefit from decreasing rates and pent up consumer demand, and Russian cellular, where the market is growing dramatically. We also successfully anticipated the difficulties in Turkey and Argentina, and had largely exited these countries. Finally, we continue to add privately owned companies in China, as economic growth is strong, valuations are cheap, and our research capabilities are strong here.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE PORTFOLIO GOING FORWARD?

A. We expect markets to remain volatile given economic uncertainty and event risk related to the U.S. retaliation to the terrorist attacks. At this time, we have never felt stronger about the value that emerging markets represent. When combined with the level of restructuring many emerging countries have undergone, we are optimistic about the potential for large returns going forward. Additionally, as the impact of monetary and fiscal stimuli take effect, the resumption of global growth will be a very important driver of emerging stocks. We are strongly positioned in globally competitive companies, including many that benefit from the trend toward outsourcing, when growth does resume. In the meantime, we will continue to opportunistically add to high quality names that drop on general market downturns.

                                                        GE EMERGING MARKETS FUND

-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  Taiwan Semiconductor
     Manufacturing Co. Ltd.        2.78%
-----------------------------------------
  Telefonos de Mexico S.A.
     de C.V. ADR                   2.39%
-----------------------------------------
  Petroleo Brasileiro S.A. -
     Petrobras ADR                 2.30%
-----------------------------------------
  Korea Electric Power
      (KEPCO) Corp.                2.02%
-----------------------------------------
  Kookmin Bank                     2.00%
-----------------------------------------
  Dr. Reddy's Laboratories Ltd. ADR 1.97%
-----------------------------------------
  Mobile Telesystems ADR           1.87%
-----------------------------------------
  America Movil S.A.
     de C.V. ADR (Series L)        1.72%
-----------------------------------------
  S1 Corp.                         1.72%
-----------------------------------------
  Cipla Ltd.                       1.63%
-----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital by investing
primarily in equity securities
of issuers located in emerging
markets.

LIPPER PERFORMANCE COMPARISON
Emerging Markets Peer Group

Based on average annual total returns for the period ended 9/30/01

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         184
-------------------------------------------
Peer group
average annual
total return:                   -32.16%
-------------------------------------------
Lipper categories
in peer group:   Emerging Markets

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS]

               GE Emerging Markets Fund    GE Emerging Markets Fund w/load       MSCI EMF
1/29/99                10,000.00                    9,425.00                     10,000.00
3/99                   11,180.00                   10,537.15                     11,428.02
6/99                   13,170.00                   12,412.72                     14,216.10
9/99                   13,470.00                   12,695.57                     13,483.44
12/99                  19,732.64                   18,598.16                     16,913.53
3/00                   21,562.51                   20,322.82                     17,323.91
6/00                   17,742.26                   16,722.20                     15,562.67
9/00                   15,527.15                   14,634.45                     13,539.55
12/00                  12,592.87                   11,868.87                     11,736.64
3/01                   11,224.61                   10,579.27                     11,095.51
6/01                   11,712.75                   11,519.75                     11,528.14
9/01                    9,275.14                    8,741.88                      9,036.17

AVERAGE ANNUAL
TOTAL RETURN
                                    ONE        SINCE
                                    YEAR     INCEPTION
                                   ------    ---------
GE Emerging Markets                -40.42%     -2.87%
GE Emerging Markets W/LOAD         -43.86%     -5.00%
   MAXIMUM LOAD OF 5.75%
MSCI EMF                           -33.26%     -3.72%

CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS]

               GE Emerging Markets Fund      GE Emerging Markets Fund w/load      MSCI EMF
1/29/99                10,000.00                       10,000.00                  10,000.00
3/99                   11,160.00                       11,160.00                  11,428.02
6/99                   13,140.00                       13,140.00                  14,216.10
9/99                   13,400.00                       13,400.00                  13,483.44
12/99                  19,591.15                       19,591.15                  16,913.53
3/00                   21,378.98                       21,378.98                  17,323.91
6/00                   17,557.10                       17,557.10                  15,562.67
9/00                   15,330.35                       15,330.35                  13,539.55
12/00                  12,416.73                       12,416.73                  11,736.64
3/01                   11,045.19                       10,863.19                  11,095.51
6/01                   11,926.90                       11,241.19                  11,528.14
9/01                    9,091.04                        8,941.24                   9,036.17

AVERAGE ANNUAL
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                   ------      ---------
GE Emerging Markets                -40.78%       -3.55%
GE Emerging Markets W/LOAD         -42.87%       -4.15%
   MAXIMUM LOAD                      4.00%        2.00%
MSCI EMF                           -33.26%       -3.72%

CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS]

               GE Emerging Markets Fund     GE Emerging Markets Fund w/load         MSCI EMF
9/30/99                10,000.00                      10,000.00                     10,000.00
12/99                  14,511.97                      14,511.97                     12,543.92
3/00                   15,828.35                      15,828.35                     12,848.28
6/00                   13,005.26                      13,005.26                     11,542.06
9/00                   11,355.81                      11,355.81                     10,041.62
12/00                   9,172.65                       9,172.65                      8,704.48
3/01                    8,165.46                       8,165.46                      8,228.99
6/01                    8,651.07                       8,651.07                      8,549.85
9/01                    6,717.62                       6,717.62                      6,701.68

AVERAGE ANNUAL
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                   ------      ---------
GE Emerging Markets                -40.92%      -18.07%
GE Emerging Markets W/LOAD         -41.44%      -18.07%
   MAXIMUM LOAD                      1.00%        0.00%
MSCI EMF                           -33.26%      -18.11%

CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS]

               GE Emerging Markets Fund      MSCI EMF
1/29/99                10,000.00            10,000.00
3/99                   11,180.00            11,428.02
6/99                   13,190.00            14,216.10
9/99                   13,490.00            13,483.44
12/99                  19,772.11            16,913.53
3/00                   21,623.08            17,323.91
6/00                   17,814.16            15,562.67
9/00                   15,588.73            13,539.55
12/00                  12,655.25            11,736.64
3/01                   11,288.10            11,095.51
6/01                   12,001.92            11,528.14
9/01                    9,340.20             9,036.17


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                        GE EMERGING MARKETS FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE EMERGING MARKETS FUND

MARKET VALUE OF $15,815 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

PACIFIC RIM         44.1%
OTHER REGIONS       37.3%
EUROPE              12.0%
SHORT TERM           6.6%


                                       NUMBER
                                    OF SHARES         VALUE


COMMON STOCK -- 86.9%
------------------------------------------------------------

ARGENTINA -- 0.4%

Perez Companc S.A. (Series B) .....   59,654  $      60,262

BRAZIL -- 6.7%

Aracruz Celulose S.A. ADR .........    1,567         23,270
Brasil Telecom Participacoes S.A.
   ADR ............................    3,741        101,755
Companhia Paranaense de
   Energia-Copel ADR ..............   12,529         73,295
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........    2,309         29,440
Petroleo Brasileiro S.A. -
   Petrobras ADR ..................   18,639        363,115
Tele Centro Oeste Celular
   Participacoes S.A. ADR .........   19,019         94,144
Telemig Celular Participacoes S.A.
   ADR ............................    4,220         95,794
Ultrapar Participacoes S.A. ADR ...    8,809         46,688
Uniao de Bancos Brasileiros
   S.A. GDR .......................    8,720        126,440
Votorantim Celulose e Papel S.A.
   ADR ............................    9,252        120,738
                                                  1,074,679
CHILE -- 0.6%

Empresa Nacional de
   Electricidad S.A. ADR ...........  10,701         92,671

CHINA -- 7.1%

Beijing Datang Power
   Generation Co. Ltd. (Class H) ... 210,000         75,390
Brilliance China Automotive
   Holdings Ltd. ...................   9,238        139,586


                                       NUMBER
                                    OF SHARES         VALUE

Brilliance China Automotive
   Holdings Ltd. ADR ..............  306,000  $      44,726
China Mobile (Hong Kong) Ltd.
   ADR ............................    9,542        153,149(a)
China Petroleum & Chemical Corp.
   (Series H)                      1,137,770        159,006
China Unicom Ltd. .................   68,000         73,236(a)
Denway Motors Ltd. ................  732,800        194,956(a)
Huaneng Power International Inc.
   (Class H) ......................  208,000        117,341
Huaneng Power International Inc.
   ADR ............................    5,850        134,725
TCL International Holdings Ltd. ...  338,000         33,802
                                                  1,125,917

CROATIA -- 1.2%

Pliva d.d. GDR (Regd.) ............   16,655        144,066
Zagrebacka Banka d.d. GDR .........    2,301         44,294(b)
                                                    188,360
DOMINICAN REPUBLIC -- 0.1%

TRICOM S.A. ADR ...................    3,793         21,544(a)

EGYPT -- 1.1%

Al-Ahram Beverage Co. S.A.E.
   GDR ............................    6,983         49,580(a)
Egyptian Company for
   Mobile Services ................    7,933         77,892
Orascom Telecommunications
   GDR ............................   26,763         48,976(a,b)
                                                    176,448

GHANA -- 0.0%*

Home Finance Co. ..................   30,523          4,098

GREECE -- 0.3%

A.G. Petzetakis S.A. ..............    8,714         42,823

HONG KONG -- 2.1%

China Rare Earth Holdings Ltd. ....  590,000        132,380
Euro-Asia Agricultural
   (Holdings) Co. Ltd. ............  300,195         52,345(a)
Greencool Technology
   Holdings Ltd. ..................  264,000         88,006
Wah Sang Gas Holdings Ltd. ........  872,000         68,199(a)
                                                    340,930

HUNGARY -- 3.0%

EGIS Rt. ..........................    3,639        150,953
Gedeon Richter Rt. ................      548         30,494
Gedeon Richter Rt. GDR ............    1,458         80,919
MOL Magyar Olaj-es Gazipari Rt. ...    5,141         76,281
OTP Bank Rt. ......................    2,728        131,492
                                                    470,139

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                       NUMBER
                                    OF SHARES         VALUE

INDIA -- 10.5%

Aptech Ltd. .......................   15,265   $     11,325
Cipla Ltd. ........................   11,001        258,334
Dr. Reddy's Laboratories Ltd. .....    2,301         85,851
Dr. Reddy's Laboratories Ltd. ADR .   13,979        311,033(a)
Global Tele-Systems Ltd. ..........      961          1,150
Himachal Futuristic
   Communications Ltd. ............    3,286          2,218(a)
Hindalco Industries Ltd. GDR ......    6,856         71,988(b)
Infosys Technologies Ltd. .........    4,049        201,253
Mastek Ltd. .......................   12,568         15,497
NIIT Ltd. .........................    5,217         11,775
Pentamedia Graphics Ltd. ..........   13,043          7,174
Reliance Industries Ltd. ..........   35,354        196,423
Satyam Computer Services Ltd. .....   32,482         86,924
Satyam Computer Services Ltd. ADR .   32,762        191,658
Sriven Multi-Tech Ltd. ............   13,341            488(a)
Sun Pharmaceutical
   Industries Ltd. ................   13,689        152,424
UTI India IT Fund .................    8,241         61,807(a)
                                                  1,667,322
INDONESIA -- 0.2%

PT Gudang Garam ...................   31,500         32,449

ISRAEL -- 6.1%

AudioCodes Ltd. ...................    5,175         10,867(a)
Camtek Ltd. .......................   15,085         29,265(a)
Check Point Software
   Technologies Ltd. ..............    3,339         73,525(a)
Comverse Technology Inc. ..........      963         19,722(a)
DSP Group Inc. ....................    4,038         80,558(a)
e-SIM Ltd. ........................    5,271          2,952(a)
ECtel Ltd. ........................    9,732        117,271(a)
Fundtech Ltd. .....................   21,087        101,428(a)
Lumenis Ltd. ......................    9,858        197,949(a)
MIND C.T.I. Ltd. ..................    4,912          7,417(a)
Radview Software Ltd. .............   28,398         12,779(a)
Sapiens International Corp. N.V. ..   30,113         19,875(a)
Teva Pharmaceutical Industries
   Ltd. ADR .......................    2,710        163,819
TTI Team Telecom International Ltd.   10,674        128,622(a)
                                                    966,049
MEXICO -- 10.9%

America Movil S.A. de C.V.
   ADR (Series L) .................   18,365        272,353
Coca-Cola Femsa S.A. de C.V.
   ADR ............................    4,306         85,043
Consorcio Ara S.A. de C.V. ........  125,153        156,556(a)
Corporacion GEO S.A. de C.V.
   (Series B) .....................  127,304         84,307(a)
Corporacion Interamericana de
   Entretenimiento S.A. de C.V.
   (CIE) (Series B) ...............   13,335         26,634(a)


                                       NUMBER
                                    OF SHARES         VALUE

Desc S.A. de C.V. (Series B) ......   40,166   $     13,089
Grupo Aeroportuario del Sureste
S.A. de C.V. ADR (Series B)            9,624         90,466(a)
Grupo Carso S.A. de C.V. ADR ......    9,815         44,364(a)
Grupo Financiero Bancomer S.A.
   ADR (Series C) .................    8,037        112,364(a,b)
Grupo Financiero Banorte
   S.A. de C.V. ...................   41,988         61,351(a)
Grupo Modelo S.A. (Series B) ......   16,298         35,464
Grupo Televisa S.A. ADR ...........    3,350         96,145(a)
Telefonos de Mexico S.A. de
   C.V. ADR .......................   11,717        378,342
Tubos de Acero de Mexico S.A. ADR .   14,663        131,967
Wal-Mart de Mexico S.A. de C.V. ...   66,782        139,629
                                                  1,728,074

NETHERLANDS -- 0.8%

Indigo N.V. .......................  21,096        130,373(a)

PANAMA -- 0.4%

Panamerican Beverages Inc.
 (Class A) ........................   4,051         68,259

PHILIPPINES -- 2.3%

Benpres Holdings Corp. ............1,140,700         21,770(a)
Metropolitan Bank & Trust Co. .....   14,820         55,701(a)
Philippine Long Distance
   Telephone Co. ..................   26,770        250,236
Philippine Long Distance
   Telephone Co. ADR ..............    4,404         41,618
                                                    369,325

POLAND -- 2.3%

Bank Polska Kasa Opieki S.A. ......    4,842         75,278(a)
Bank Polska Kasa Opieki S.A. GDR ..    2,680         42,076(a,b)
Bank Zachodni WBK S.A. ............    5,953         49,097(a)
Powszechny Bank Kredytowy S.A. ....    3,102         65,429
Prokom Software S.A. GDR ..........    4,803         42,747(a,b)
Telekomunikacja Polska S.A.
   ADR (Series A) .................   34,870         96,938(a,b)
                                                    371,565

RUSSIA -- 3.7%

AO VimpelCom ADR ..................    9,532        156,516(a)
Mobile Telesystems ADR ............   12,060        295,952(a)
OAO Lukoil Holding ADR ............    2,232         82,249
OAO Lukoil Holding ADR ............    1,430         52,696(b)
                                                    587,413

SINGAPORE -- 0.5%

Datacraft Asia Ltd. ...............   26,319         86,326

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                       NUMBER
                                    OF SHARES         VALUE

SOUTH AFRICA -- 4.4%

ABSA Group Ltd. ...................   22,987  $      94,920
African Bank Investments Ltd. .....   83,042         71,711
Comparex Holdings Ltd. ............   35,447         44,206(a)
Johnnic Holdings Ltd. .............   15,112         76,557
Nedcor Ltd. .......................    3,714         54,345
Sanlam Ltd. .......................   63,990         65,331
Sappi Ltd. ........................   11,959        102,874
Sasol Ltd. ........................   10,778         87,935
Softline Ltd. .....................  197,625         19,717(a)
Standard Bank Investment
   Corp. Ltd. .....................   24,947         85,452(a)
                                                    703,048
SOUTH KOREA -- 14.9%

Dae Duck Electronics Co. ..........   20,236        130,355
Kookmin Bank ......................   25,594        315,999
Korea Electric Power
   (KEPCO) Corp. ..................   19,802        318,897
Korea Telecom Corp. ...............    6,997        238,241
Korea Telecom Corp. ADR ...........   11,873        217,157
Medison Co. Ltd. ..................   30,120         53,126(a)
Pacific Corp. .....................    1,170         86,135
Pohang Iron & Steel Co. Ltd.
   (POSCO) ........................    3,060        189,373
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ....................   14,760        231,732
S1 Corp. ..........................   22,618        272,318
Samsung Electronics Co. Ltd. ......    2,141        229,862
Youngone Corp. ....................  106,060         85,401
                                                  2,368,596

TAIWAN -- 6.1%

Compal Electronics Inc. ...........   66,576         49,773
Compeq Manufacturing Co. Ltd. .....   36,640         35,886(a)
Far Eastern Textile Ltd. ..........  299,379         91,089
Hon Hai Precision Industry ........   25,904         81,818
Premier Camera Taiwan Ltd. ........   89,162        116,265(a)
Procomp Informatics Co. Ltd. ......   39,096         41,350
Realtek Semiconductor Corp. .......   25,500         69,458
Taiwan Semiconductor
   Manufacturing Co. Ltd. .........  324,427        439,025(a)
Yageo Corp. .......................   76,918         41,234(a)
                                                    965,898

THAILAND -- 0.2%

Hana Microelectronics
   Public Co. Ltd. ................   34,799         35,589


                                       NUMBER
                                    OF SHARES         VALUE

TURKEY -- 0.2%

Enka Holding Yatirim A.S. ........   478,359  $      24,228
Vestel Electronik Sanayi ve
   Ticaret A.S. ..................13,525,000         14,711(a)
                                                     38,939

UNITED KINGDOM -- 0.5%

Anglo American PLC ...............     6,308         75,101

UNITED STATES -- 0.3%

Bio-Technology General Corp. .....     5,511         41,222(a)

TOTAL COMMON STOCK
   (COST $21,546,472) ............               13,833,419

--------------------------------------------------------------
PREFERRED STOCK -- 5.9%
--------------------------------------------------------------
BRAZIL -- 5.9%

Celular CRT Participacesos S.A. ..   223,859         28,977(a)
Companhia de Bebidas das
   Americas (AmBev) ADR ..........     3,095         49,551
Companhia Energetica de
   Minas Gerais .................. 4,183,052         40,219(a)
Companhia Vale do Rio Doce .......     5,728        113,146(a)
Eletropaulo Metropolitana S.A. ... 2,739,517         59,956
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ..........    15,681         49,278
Embratel Participacoes S.A. ADR ..     2,790          7,784
Itausa - Investimentos Itau S.A. .    98,227         65,779
Petroleo Brasileiro S.A. .........    11,002        211,149
Tele Leste Celular Participacoes S.A.
   ADR ...........................       992         12,201(a)
Tele Norte Leste Participacoes S.A.
   ADR ...........................    17,744        160,583
Telecomunicacoes Brasileiras
   S.A. ADR ......................     4,378        110,807
Ultrapar Participacoes S.A. ...... 4,100,000         22,241

TOTAL PREFERRED STOCK
   (COST $1,460,093) .............                  931,671

TOTAL INVESTMENTS IN SECURITIES
   (COST $23,006,565) ............               14,765,090

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                       NUMBER
                                    OF SHARES         VALUE


SHORT-TERM INVESTMENTS -- 6.6%
------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,050,330)               1,050,330   $  1,050,330

OTHER ASSETS AND LIABILITIES,
   NET 0.6%                                          97,093
                                               -------------
NET ASSETS-- 100%                               $15,912,513
                                               =============

------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
------------------------------------------------------------

The GE Emerging Markets Fund was invested in the following sectors at September 30, 2001:

                                          PERCENTAGE (BASED
SECTOR                                     ON MARKET VALUE)
------------------------------------------------------------
Information Technology                               20.91%
Telecommunication Services                           19.05%
Financial                                            14.93%
Consumer - Discretionary                              7.90%
Short Term                                            7.28%
Materials                                             6.06%
Energy                                                5.88%
Healthcare                                            5.32%
Utilities                                             4.78%
Industrials                                           4.54%
Consumer - Staples                                    3.35%
                                                   ---------
                                                    100.00%
                                                   =========

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE PREMIER GROWTH EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Premier Growth Equity Fund declined 23.94% for Class A shares, 24.48% for Class B shares, 24.48% for Class C shares and 23.75% for Class Y shares for the one-year period ended September 30, 2001. Although it was down for the period, the Fund still outperformed its broad-based index, the Standard & Poor's 500 Composite Price Index, which declined 26.66%, and our Lipper peer group of 428 MultiCap Growth funds, which lost an average of 50.15%.

Q.  WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE YEAR?

A. With only 36 holdings in the portfolio, stock selection was the key driver to performance. With the bear market now in its second year, technology stocks continue to be the poorest performing sector. The technology stocks in the S&P 500 fell 62% in the period, while the tech holdings in the Fund declined by only 32%. Former bull market favorites, such as Cisco and EMC, fell 78% and 88%, respectively. Semiconductor holdings in Intel and Applied Materials, and PC manufacturer Dell Computer, were all down sharply. Our technology holdings did better than the market's, due primarily to positions in First Data and Equifax, which were up 49% and 39%, respectively. So, despite having a technology position representing nearly 30% of the portfolio during the year, favorable stock selection in the sector helped minimize the damage.

    Several of our healthcare holdings were solid performers for the year. Lincare, a home respiratory service provider was up 85%. Dentsply, a dental equipment supplier, gained 32% and Cardinal Health, a pharmaceutical distributor, rose 26%.

Q.  HOW MUCH LONGER DO YOU THINK THIS BEAR MARKET WILL GO ON?

A. The honest answer is no one knows. We do see signs that point to better markets in the coming months. Specifically, aggressive monetary and fiscal stimulus in a period of low inflation should lead to stronger economic growth, and stocks have historically been leading indicators of better economic times. However, we don't select stocks based on a view of the overall direction of the market, but rather the relative attractiveness of individual stocks. In recent months we have been adding to our technology holdings, as valuations are much more attractive now than they have been in some time.


Q. WHAT OTHER CHANGES HAVE YOU MADE IN THE FUND, AND HOW ARE YOU POSITIONED GOING FORWARD?

A. Presently, technology is the largest sector weighting in the Fund, making up close to one-third of the portfolio. By comparison, the S&P 500 technology weighting is now about 15%. Healthcare is our second largest sector weighting, representing a position in the Fund of approximately 20% (compared to about 15% in the S&P 500). We've trimmed some of the Fund's healthcare holdings, as they have performed well and reached our valuation targets. We've added to our holdings in the media and financial services industries.

    The investment process is unchanged. We seek quality companies that can grow their profits at a mid-teens or better annual rate and are available at attractive valuation levels. We continue to believe that the superior growth rate of these companies will lead to superior price performance over the long term.

                                                   GE PREMIER GROWTH EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
----------------------------------------
  First Data Corp.                 4.83%
----------------------------------------
  Pfizer Inc.                      4.10%
----------------------------------------
  Cardinal Health Inc.             4.08%
----------------------------------------
  Comcast Corp. (Class A)          4.06%
----------------------------------------
  Citigroup Inc.                   4.03%
----------------------------------------
  Liberty Media Corp. (Class A)    3.82%
----------------------------------------
  Home Depot Inc.                  3.81%
----------------------------------------
  Vodafone Group PLC ADR           3.76%
----------------------------------------
  AFLAC INC.                       3.73%
----------------------------------------
  Microsoft Corp.                  3.53%
----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital and future
income rather than current
income by investing primarily
in a limited number of equity
securities of large-
and medium-sized companies that
the portfolio manager believes
have above-average growth
histories and/or growth
potential.

LIPPER PERFORMANCE
COMPARISON
MultiCap Growth Peer Group

Based on average annual total returns
for the period ended 9/30/01

                                 ONE
                                 YEAR
                               ---------
Number of
Funds in
peer group:                        428
----------------------------------------
Peer group
average annual
total return:                  -50.15%
---------------------------------------
Lipper categories
in peer group:  MultiCap Growth

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier Growth Fund        GE Premier Growth Fund w/load         S&P 500             S&P 500/BARRA Growth
12/31/96           10,000.00                          9,425.00                   10,000.00                10,000.00
3/97                9,533.32                          8,982.41                   10,260.73                10,357.18
9/97               12,233.32                         11,526.38                   12,959.85                13,189.26
3/98               14,294.04                         13,468.02                   15,189.87                15,872.87
9/98               13,866.65                         13,065.32                   14,141.40                15,585.60
3/99               18,630.40                         17,553.77                   18,006.46                20,744.44
9/99               19,210.41                         18,100.26                   18,073.45                20,787.14
3/00               24,084.59                         22,692.77                   21,277.57                25,914.74
9/00               22,784.88                         21,468.16                   20,466.64                23,291.10
3/01               19,933.46                         18,781.53                   16,628.03                16,018.44
9/01               17,329.78                         16,328.31                   15,010.72                15,308.56


AVERAGE ANNUAL
TOTAL RETURN
                                    ONE        SINCE
                                    YEAR     INCEPTION
                                   ------  ------------
GE Premier Growth Equity           -23.94%     12.27%
GE Premier Growth
   Equity W/LOAD                   -28.31%     10.87%
   MAXIMUM LOAD OF 5.75%
S&P 500                            -26.66%      8.93%
S&P 500/BARRA Growth               -35.72%      8.86%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier Growth Fund      GE Premier Growth Fund w/load          S&P 500             S&P 500/BARRA Growth

12/31/96           10,000.00                       10,000.00                    10,000.00                10,000.00
3/97                9,513.33                        9,513.33                    10,260.73                10,357.18
9/97               12,166.67                       12,166.67                    12,959.85                13,189.26
3/98               14,157.49                       14,157.49                    15,189.87                15,872.87
9/98               13,683.31                       13,683.31                    14,141.40                15,585.60
3/99               18,316.48                       18,316.48                    18,006.46                20,744.44
9/99               18,818.50                       18,818.50                    18,073.45                20,787.14
3/00               23,498.11                       23,498.11                    21,277.57                25,914.74
9/00               22,149.56                       22,149.56                    20,466.64                23,291.10
3/01               19,307.30                       19,307.30                    16,628.03                16,018.44
9/01               16,726.36                       16,726.36                    15,010.72                15,308.56

AVERAGE ANNUAL
TOTOTAL RETURN
                                    ONE        SINCE
                                    YEAR     INCEPTION
                                   ------  ------------
GE Premier Growth Equity           -24.48%     11.44%
GE Premier Growth
   Equity W/LOAD                   -27.34%     11.44%
   MAXIMUM LOAD                      4.00%      0.00%
S&P 500                            -26.66%      8.93%
S&P 500/BARRA Growth               -35.72%      8.86%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier Growth Fund       GE Premier Growth Fund w/load         S&P 500              S&P 500/BARRA Growth

9/30/99            10,000.00                        10,000.00                   10,000.00                 10,000.00
12/99              12,070.00                        12,070.00                   11,491.09                 11,974.23
3/00               12,482.09                        12,482.09                   11,772.83                 12,466.72
6/00               11,946.76                        11,946.76                   11,438.93                 12,283.72
9/00               11,765.74                        11,765.74                   11,324.15                 11,204.57
12/00              11,313.68                        11,313.68                   10,437.65                  9,330.86
3/01               10,251.88                        10,251.88                    9,200.25                  7,705.93
6/01               10,581.40                        10,581.40                    9,738.16                  8,487.89
9/01                8,884.96                         8,884.96                    8,305.40                  7,364.44


AVERAGE ANNUAL
TOTAL RETURN
                                    ONE        SINCE
                                    YEAR     INCEPTION
                                   ------  ------------
GE Premier Growth Equity           -24.48%     -5.73%
GE Premier Growth
   Equity W/LOAD                   -25.20%     -5.73%
   MAXIMUM LOAD                      1.00%      0.00%
S&P 500                            -26.66%     -8.85%
S&P 500/BARRA Growth               -35.72%    -15.13%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

             GE Premier Growth Fund            S&P 500             S&P 500/BARRA Growth
12/31/96           10,000.00                  10,000.00                  10,000.00
3/97                9,539.99                  10,260.73                  10,357.18
9/97               12,253.32                  12,959.85                  13,189.26
3/98               14,333.92                  15,189.87                  15,872.87
9/98               13,926.32                  14,141.40                  15,585.60
3/99               18,729.08                  18,006.46                  20,744.44
9/99               19,345.91                  18,073.45                  20,787.14
3/00               24,277.59                  21,277.57                  25,914.74
9/00               22,995.99                  20,466.64                  23,291.10
3/01               20,136.91                  16,628.03                  16,018.44
9/01               17,534.39                  15,010.72                  14,966.00


AVERAGE ANNUAL
TOTAL RETURN
                                    ONE        SINCE
                                    YEAR     INCEPTION
                                   ------  ------------
GE Premier Growth Equity           -23.75%    12.55%
S&P 500                            -26.66%     8.93%
S&P 500/BARRA Growth               -35.72%     8.86%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE PREMIER GROWTH EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE PREMIER GROWTH EQUITY FUND

MARKET VALUE OF $188,375 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS FOLLOWS:]

TECHNOLOGY               29.0%
CONSUMER-STABLE          22.7%
CONSUMER-CYCLICAL        21.1%
FINANCIAL                 9.7%
CAPITAL GOODS             6.2%
ENERGY                    4.9%
UTILITIES                 3.8%
SHORT TERM                2.6%


                                       NUMBER
                                    OF SHARES         VALUE


COMMON STOCK -- 97.6%
--------------------------------------------------------------

CAPITAL GOODS -- 6.2%

Dover Corp.                          176,875 $    5,325,706
Molex Inc. (Class A) ..............  260,110      6,320,673(h)
                                                 11,646,379

CONSUMER - CYCLICAL -- 21.1%

Carnival Corp. ....................  260,110      5,727,622
Catalina Marketing Corp. ..........  156,066      4,369,848(a)
Comcast Corp. (Class A) ...........  213,290      7,650,712(a)
CVS Corp. .........................  109,246      3,626,967
Home Depot Inc. ...................  187,279      7,185,895
Liberty Media Corp. (Class A) .....  567,241      7,203,961(a)
NTL Inc. ..........................  270,514        838,594(a)
The Interpublic Group
   of Cos. Inc. ...................  150,864      3,077,626
                                                 39,681,225
CONSUMER - STABLE -- 22.8%

Apogent Technologies Inc. .........  234,099      5,594,966(a)
Cardinal Health Inc. ..............  104,044      7,694,054(h)
DENTSPLY International Inc. .......   78,033      3,584,836
IMS Health Inc. ...................  114,448      2,866,922
Lincare Holdings Inc. .............  218,492      5,805,333(a)
Merck & Co. Inc. ..................   98,842      6,582,877
Pfizer Inc. .......................  192,481      7,718,488
The Gillette Co. ..................   98,842      2,945,492
                                                 42,792,968
ENERGY -- 4.9%

Baker Hughes Inc. .................  187,279      5,421,727
Schlumberger Ltd. .................   83,235      3,803,839
                                                  9,225,566

                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 9.7%

AFLAC INC. ........................  260,110    $ 7,022,970
American International
  Group Inc. ......................   46,819      3,651,882
Citigroup Inc. ....................  187,279      7,584,799
                                                 18,259,651

TECHNOLOGY -- 29.1%

Applied Materials Inc. ............  135,257      3,846,709(a)
Automatic Data Processing Inc. ....  130,055      6,117,787
Certegy Inc. ......................  122,252      3,173,662(a)
Cisco Systems Inc. ................  306,930      3,738,407(a)
Dell Computer Corp. ...............  244,503      4,530,641(a)
EMC Corp. .........................  119,651      1,405,899(a)
Equifax Inc. ......................  244,503      5,354,616
First Data Corp. ..................  156,066      9,092,405(h)
Intel Corp. .......................  156,066      3,189,989
Intuit Inc. .......................  176,875      6,332,125(a)
Microsoft Corp. ...................  130,055      6,654,914(a)
Texas Instruments Inc. ............   52,022      1,299,510
                                                 54,736,664
UTILITIES -- 3.8%

Vodafone Group PLC ADR ............  322,536      7,082,891

TOTAL INVESTMENTS IN SECURITIES
   (COST $223,468,305) ............             183,425,344

                                     PRINCIPAL
                                      AMOUNT         VALUE
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%
-------------------------------------------------------------------
U.S. AGENCIES -- 2.6%

Student Loan Marketing Assoc.
   2.36%    10/01/01
   (COST $4,950,000)              $4,950,000      4,950,000(d,h)

LIABILITIES IN EXCESS OF
  OTHER ASSETS, NET (0.2)%                         (401,476)
                                               -------------

NET ASSETS-- 100%                              $187,973,868
                                               =============

-------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------
The GE Premier Growth Equity Fund had the following short futures contracts open at September 30, 2001:

                             NUMBER       CURRENT
             EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION     DATE        CONTRACTS      VALUE    DEPRECIATION
-------------------------------------------------------------------
S&P 500    December 2001       5      $(1,304,625)   $(11,250)

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER RESEARCH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Premier Research Equity Fund declined 25.11% for Class A shares, 25.65% for Class B shares, 25.65% for Class C shares and 24.97% for Class Y shares, for the one-year period ended September 30, 2001. Although it was a difficult year, the Fund still managed to outperform the Standard & Poor's 500 Composite Price Index, which declined 26.66%, and our Lipper peer group of 667 Large Cap Core funds, which lost an average of 27.41%.

Q.  WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE IN THE PAST YEAR?

A. We continue with our discipline of maintaining a portfolio that is composed of sector positions comparable to the benchmark index. In that context, we had success in our technology holdings, being heavily positioned in computer software & services companies, while holding a reduced position in communications equipment stocks. Also, our emphasis on specialty services stocks enhanced our ability to outperform our comparative indices. The other key driver was excellent selection among consumer-cyclical stocks. Our holdings there outperformed the benchmark by over 1,000 basis points, led by the specialty retail industry.

Q.  WHAT PARTICULAR STOCKS STOOD OUT DURING THE PERIOD?

A. Our holding of Lowes (+54%) was very successful. We owned the stock because of its excellent growth prospects, and reasonable valuation. The stock achieved our price target during the year, and we subsequently sold the position. And while the technology sector of the benchmark was down more than 62%, we had a number of holdings which performed much better than the index. Microsoft is one of the larger companies in the Fund, and returned 4% over the past year. Dell Computer, while down 9%, performed much better than the rest of the sector.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. Our strategy of maintaining a portfolio that is comparable to the index from a sector perspective attempts to isolate the stock picking capabilities of the research team at GE Asset Management. Rather than try to predict which sector will outperform another in these uncertain times, our effort will continue to be on finding the best stocks to own.

                                                 GE PREMIER RESEARCH EQUITY FUND
-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  Pfizer Inc.                      4.70%
-----------------------------------------
  Microsoft Corp.                  4.13%
-----------------------------------------
  ExxonMobil Corp.                 4.13%
-----------------------------------------
  Citigroup Inc.                   3.52%
-----------------------------------------
  General Mills Inc.               3.34%
-----------------------------------------
  Johnson & Johnson                2.84%
-----------------------------------------
  The Coca-Cola Co.                2.77%
-----------------------------------------
  American International
   Group Inc.                      2.73%
-----------------------------------------
  Merck & Co. Inc.                 2.59%
-----------------------------------------
  CVS Corp.                        2.48%
-----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital and future
income by investing primarily
in a limited number of equity
securities of large- and medium-
sized companies located in the
United States.

LIPPER PERFORMANCE
COMPARISON
Large Cap Core Peer Group

Based on average annual total returns for the period ended 9/30/01

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         667
------------------------------------------
Peer group
average annual
total return:                   -27.41%
------------------------------------------
Lipper categories
in peer group: Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

         GE Premier Research Equity Fund         GE Premier Research Equity Fund w/load              S&P 500
4/28/00            10,000.00                                      9,425.00                         10,000.00
6/00               10,100.00                                      9,519.25                         10,035.00
9/00                9,900.00                                      9,330.75                          9,934.29
12/00               9,460.60                                      8,916.61                          9,156.61
3/01                8,609.75                                      8,114.69                          8,071.07
6/01                8,771.82                                      8,267.44                          8,542.97
9/01                7,414.52                                      6,988.18                          7,286.05


AGGREGATE
TOTAL RETURN
                                ONE          SINCE
                                YEAR       INCEPTION
                                -----      ---------
GE Premier Research Equity     -25.11%      -18.91%
GE Premier Research
   Equity W/LOAD               -29.41%      -22.20%
   MAXIMUM LOAD OF 5.75%
S&P 500                        -26.66%      -19.93%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

         GE Premier Research Equity Fund        GE Premier Research Equity Fund w/load            S&P 500

4/28/00            10,000.00                                    10,000.00                       10,000.00
6/00               10,090.00                                    10,090.00                       10,035.00
9/00                9,870.00                                     9,870.00                        9,934.29
12/00               9,413.34                                     9,413.34                        9,156.61
3/01                8,552.98                                     8,214.98                        8,071.07
6/01                8,694.69                                     8,436.99                        8,542.97
9/01                7,338.36                                     7,120.86                        7,286.05


AGGREGATE
TOTAL RETURN
                                ONE          SINCE
                                YEAR       INCEPTION
                                -----      ---------
GE Premier Research Equity     -25.65%      -19.49%
GE Premier Research
   Equity W/LOAD               -28.59%      -21.17%
   MAXIMUM LOAD                  4.00%        3.00%
S&P 500                        -26.66%      -19.93%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

         GE Premier Research Equity Fund         GE Premier Research Equity Fund w/load               S&P 500
4/28/00            10,000.00                                     10,000.00                          10,000.00
6/00               10,090.00                                     10,090.00                          10,035.00
9/00                9,870.00                                      9,870.00                           9,934.29
12/00               9,413.34                                      9,413.34                           9,156.61
3/01                8,552.98                                      8,468.48                           8,071.07
6/01                8,694.69                                      8,694.69                           8,542.97
9/01                7,338.36                                      7,338.36                           7,286.05


AGGREGATE
TOTAL RETURN
                                ONE          SINCE
                                YEAR       INCEPTION
                                -----      ---------
GE Premier Research Equity     -25.65%      -19.49%
GE Premier Research
   Equity W/LOAD               -26.38%      -19.49%
   MAXIMUM LOAD                  1.00%        1.00%
S&P 500                        -26.66%      -19.93%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

         GE Premier Research Equity Fund               S&P 500
4/28/00            10,000.00                         10,000.00
6/00               10,110.00                         10,035.00
9/00                9,910.00                          9,934.29
12/00               9,474.19                          9,156.61
3/01                8,632.26                          8,071.07
6/01                8,794.56                          8,542.97
9/01                7,435.31                          7,286.05

AGGREGATE
TOTAL RETURN
                                ONE          SINCE
                                YEAR       INCEPTION
                                -----      ---------
GE Premier Research Equity     -24.97%       -18.75%
S&P 500                        -26.66%       -19.93%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                 GE PREMIER RESEARCH EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE PREMIER RESEARCH EQUITY FUND

MARKET VALUE OF $10,410 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS FOLLOWS;]

CONSUMER-STABLE          24.4%
FINANCIAL                18.0%
TECHNOLOGY               16.5%
CONSUMER-CYCLICAL        13.3%
UTILITIES                 9.9%
ENERGY                    7.0%
CAPITAL GOODS             4.4%
BASIC MATERIALS           2.7%
SHORT TERM                1.6%
MISCELLANEOUS             1.4%
TRANSPORTATION            0.8%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 98.3%
------------------------------------------------------------
BASIC MATERIALS -- 2.7%

Rohm & Haas Co. ...................    4,365 $      142,997
Weyerhaeuser Co. ..................    2,749        133,904
                                                    276,901

CAPITAL GOODS -- 4.4%

Dover Corp. .......................    4,527        136,308
Emerson Electric Co. ..............    1,536         72,284
Tyco International Ltd. ...........    2,345        106,698
United Technologies Corp. .........    3,153        146,614
                                                    461,904

CONSUMER - CYCLICAL -- 13.3%

Comcast Corp. (Class A) ............   6,144        220,386(a)
CVS Corp. ..........................   7,761        257,665
Federated Department Stores Inc. ...   4,931        139,054(a)
Harley-Davidson Inc. ...............   2,830        114,615
Liberty Media Corp. (Class A) ......   6,468         82,144(a)
Safeway Inc. .......................   4,608        183,030(a)
Target Corp. .......................   6,790        215,582
Tribune Co. ........................   5,417        170,094
                                                  1,382,570

CONSUMER - STABLE -- 24.4%

Baxter International Inc. ..........   1,649         90,778
Cardinal Health Inc. ...............   1,795        132,740
Eli Lilly & Co. ....................   2,587        208,771


                                       NUMBER
                                    OF SHARES         VALUE

General Mills Inc. ................    7,632 $      347,256
Johnson & Johnson .................    5,335        295,559
Kimberly-Clark Corp. ..............    3,881        240,622
Merck & Co. Inc. ..................    4,042        269,197
Pfizer Inc. .......................   12,207        489,501
The Coca-Cola Co. .................    6,144        287,846
UnitedHealth Group Inc. ...........    1,811        120,432
Watson Pharmaceuticals Inc. .......    1,099         60,126(a)
                                                  2,542,828

ENERGY -- 7.0%

Burlington Resources Inc. .........    2,264         77,451
ExxonMobil Corp. ..................   10,914        430,012
Nabors Industries Inc. ............    4,284         89,836(a)
Schlumberger Ltd. .................    2,829        129,285
                                                    726,584

FINANCIAL -- 18.0%

American International Group Inc. .    3,638        283,764
Citigroup Inc. ....................    9,054        366,687
Fannie Mae ........................    2,910        232,974
FleetBoston Financial Corp. .......    4,932        181,251
Goldman Sachs Group Inc. ..........    1,245         88,831
J.P. Morgan Chase & Co. ...........    5,384        183,864
PNC Financial Services Group ......    2,425        138,831
The Allstate Corp. ................    4,688        175,097
The Bank of New York Co. Inc. .....    3,395        118,825
Washington Mutual Inc. ............    2,667        102,626
                                                  1,872,750

MISCELLANEOUS -- 1.4%

SPDR Trust ........................    1,413        147,574

TECHNOLOGY -- 16.4%

Analog Devices Inc. ...............    2,506         81,946(a)
Cisco Systems Inc. ................   15,846        193,004(a)
Compaq Computer Corp. .............    8,569         71,208
Convergys Corp. ...................    8,569        237,790(a)
Dell Computer Corp. ...............    8,812        163,286(a)
Intuit Inc. .......................    3,880        138,904(a)
Microsoft Corp. ...................    8,407        430,186(a)
Oracle Corp. ......................    9,701        122,039(a)
PeopleSoft Inc. ...................      808         14,576(a)
PerkinElmer Inc. ..................    2,492         65,390
Texas Instruments Inc. ............    4,850        121,153
Unisys Corp. ......................    8,634         74,771(a)
                                                  1,714,253

TRANSPORTATION -- 0.8%

Burlington Northern Santa Fe Corp.     3,085         82,524

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 9.9%

AT&T Corp. .......................     7,437  $     143,534
Calpine Corp. ....................     7,437        169,638(a)
El Paso Corp. ....................     4,851        201,559
Nextel Communications Inc.
   (Class A) .....................    10,832         93,589(a)
Sprint Corp. (PCS Group) .........     9,297        244,418(a)
Verizon Communications ...........     3,395        183,703
                                                  1,036,441

TOTAL INVESTMENTS IN SECURITIES
   (COST $12,191,369) ............               10,244,329

----------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
----------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $165,390) ...............   165,390        165,390

OTHER ASSETS AND LIABILITIES,
   NET 0.1% ......................                   15,044
                                                -----------
NET ASSETS-- 100% ................              $10,424,763
                                                ===========


---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Premier International Equity Fund declined 32.10% for Class A shares, 32.52% for Class B shares, 32.55% for Class C shares and 31.84% for Class Y shares for the one-year period ended September 30, 2001. During the same period, the MSCI EAFE Index declined 28.69%, and our Lipper peer group of 798 International funds lost an average of 31.61%

Q.  WHAT FACTORS HAD THE GREATEST IMPACT ON THE FUND'S RETURN?

A. The deterioration in market conditions seen at the end of the first quarter of 2001 has accelerated over the last six months. The economic slowdown in the United States has spread across the globe, despite the aggressive action of central banks to reduce interest rates and provide liquidity. The terrorist attacks on the United States in September have only served to delay the eventual economic recovery.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND AFFECTED PERFORMANCE?

A. Our investment strategy focuses on a selection of the best, undervalued growth opportunities and, while valuations have fallen sharply over the last twelve months, profit growth has fallen too. Visibility of earnings has remained poor in the technology and telecommunications sectors, where we have remained underweight. However, the impending changes in Europe's tax and pension regulations have kept us overweight in segments of the financial sector. We continue to see opportunities in long-cycle capital goods where the nature of those businesses has the potential to ride out short-term periods of economic upheaval.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The Fund continued to focus on companies in the more defensive sectors over the last year. Positive contributors to performance include: G.F. Banamex (Mexico - banking); Bank of Ireland (Ireland - financial services); and Aventis (France - pharmaceuticals). Among the stocks that detracted from performance were: Sony (Japan - electronics); Philips Electronics (Netherlands - electronics); Toshiba (Japan - computers); and Telefonica (Spain - telecom).

Q. WHAT IS YOUR OUTLOOK FOR THE FOREIGN MARKETS AND HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. Whereas the flight from technology was the hallmark of the first six months of the fiscal year, it was the wholesale drop in markets that marked the second six months. In addition to a severe global slowdown, the uncertainties surrounding the war on terrorism make the next few months particularly challenging. However, we will continue to concentrate on highly focused, bottom-up investing, looking for those undervalued growth opportunities that will best serve the Fund in the months and years to come. The Fund remains well positioned to take advantage of those opportunities.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
----------------------------------------
  BAE Systems PLC                  6.23%
----------------------------------------
  TotalFinaElf (Class B)           5.05%
----------------------------------------
  ING Groep N.V.                   4.97%
----------------------------------------
  CGNU PLC                         4.73%
----------------------------------------
  Vodafone Group PLC               4.71%
----------------------------------------
  Carrefour S.A.                   4.30%
----------------------------------------
  Vivendi Universal S.A.           4.07%
----------------------------------------
  Koninklijke Ahold N.V.           3.79%
----------------------------------------
  Muenchener Rueckversicherungs-
     Gesellschaft AG (Regd.)       3.59%
----------------------------------------
  Telefonica S.A.                  3.37%
----------------------------------------

INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital and future
income by investing primarily
in a limited number of equity
securities of companies
located in developed and
developing countries other
than the United States.

LIPPER PERFORMANCE
COMPARISON
International Funds Peer Group

Based on average annual total returns for the period ended 9/30/01

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         798
------------------------------------------
Peer group
average annual
total return:                   -31.61%
------------------------------------------
Lipper categories
in peer group: International, Canadian,
               International Small Cap


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

             GE Premier International Equity Fund     GE Premier International Equity Fund w/load       MSCI EAFE
4/28/00                    10,000.00                                       9,425.00                    10,000.00
6/00                       10,300.00                                       9,707.75                    10,137.25
9/00                        8,700.00                                       8,199.75                     9,319.59
12/00                       8,294.61                                       7,817.67                     9,069.50
3/01                        7,151.57                                       6,740.35                     7,824.03
6/01                        7,212.26                                       6,797.56                     7,720.94
9/01                        5,907.38                                       5,567.70                     6,645.74


AGGREGATE
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                    ----       ---------
GE Premier International Equity   -32.10%       -30.84%
GE Premier International
   Equity W/LOAD                  -36.00%       -33.65%
   MAXIMUM LOAD OF 5.75%
MSCIEAFE                          -28.69%       -24.93%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

             GE Premier International Equity Fund       GE Premier International Equity Fund w/load          MSCI EAFE
4/28/2000              10000.00                                   10000.00                                     10000.00
6/00                   10290.00                                   10290.00                                     10137.25
9/00                    8670.00                                    8670.00                                      9319.59
12/00                   8257.52                                    8257.52                                      9069.50
3/1/2001                7099.45                                    6817.45                                      7824.03
6/1/2001                7149.80                                    6936.80                                      7720.94
9/1/2001                5850.76                                    5676.46                                      6645.74


AGGREGATE
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                    ----       ---------
GE Premier International Equity    -32.52%      -31.31%
GE Premier International
   Equity W/LOAD                   -35.20%      -32.75%
   MAXIMUM LOAD                      4.00%        3.00%
MSCIEAFE                           -28.69%      -24.93%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

             GE Premier International Equity Fund       GE Premier International Equity Fund w/load          MSCI EAFE
4/28/00                    10,000.00                                        10,000.00                       10,000.00
6/00                       10,290.00                                        10,290.00                       10,137.25
9/00                        8,670.00                                         8,670.00                        9,319.59
12/00                       8,253.92                                         8,253.92                        9,069.50
3/01                        7,096.36                                         7,025.86                        7,824.03
6/01                        7,146.69                                         7,146.69                        7,720.94
9/01                        5,848.21                                         5,848.21                        6,645.74


AGGREGATE
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                    ----       ---------
GE Premier International Equity    -32.55%      -31.33%
GE Premier International
   Equity W/LOAD                   -33.22%      -31.33%
   MAXIMUM LOAD                      1.00%        0.00%
MSCIEAFE                           -28.69%      -24.93%

CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

             GE Premier International Equity Fund           MSCI EAFE
4/28/00                    10,000.00                       10,000.00
6/00                       10,310.00                       10,137.25
9/00                        8,710.00                        9,319.59
12/00                       8,317.73                        9,069.50
3/01                        7,162.77                        7,824.03
6/01                        7,233.69                        7,720.94
9/01                        5,936.89                        6,645.74


AGGREGATE
TOTAL RETURN
                                    ONE          SINCE
                                    YEAR       INCEPTION
                                    ----       ---------
GE Premier International Equity   -31.84%       -30.60%
MSCI EAFE                         -28.69%       -24.93%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE PREMIER INTERNATIONAL EQUITY FUND

MARKET VALUE OF $7,382 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS FOLLOWS:]

EUROPE             82.5%
JAPAN               7.9%
PACIFIC RIM         5.7%
OTHER REGIONS       3.2%
SHORT TERM          0.7%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 99.1%
------------------------------------------------------------
AUSTRALIA -- 3.2%

Brambles Industries Ltd. ..........   46,079   $    233,858

CANADA -- 3.2%

Petro-Canada ......................    9,590        236,653

FINLAND -- 2.8%

Sampo Insurance Co. Ltd.
  (Series A) ......................   27,205        207,719

FRANCE -- 28.6%

Alstom ............................    9,470        144,613
Aventis S.A. (Class A) ............    3,268        247,738
Axa ...............................    9,492        187,190
BNP Paribas S.A. ..................    2,690        219,833
Carrefour S.A. ....................    6,590        317,253
Lagardere S.C.A. ..................    5,536        174,316
Suez S.A. .........................    4,555        151,303
TotalFinaElf (Class B) ............    2,775        372,495
Vivendi Universal S.A. ............    6,489        300,285
                                                  2,115,026
GERMANY -- 5.7%

Deutsche Bank AG ..................    2,892        158,438
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........    1,032        265,316
                                                    423,754

                                       NUMBER
                                    OF SHARES         VALUE

IRELAND -- 5.1%

Bank of Ireland ...................   21,150  $     167,454
CRH PLC ...........................   14,194        210,551
                                                    378,005
ITALY -- 4.9%

Banca Intesa S.p.A. ...............   64,532        159,444
Riunione Adriatica di Sicurta
  S.p.A (RAS) .....................   17,050        204,816
                                                    364,260
JAPAN -- 7.9%

Kao Corp. .........................    9,000        221,584
Sony Corp. ........................    4,700        173,081
Toshiba Corp. .....................   50,000        191,259
                                                    585,924

NETHERLANDS -- 8.8%

ING Groep N.V. ....................   13,692        366,710
Koninklijke Ahold N.V. ............   10,078        279,730
                                                    646,440

SPAIN -- 3.4%

Telefonica S.A. ...................   22,512        248,713(a)

TAIWAN -- 2.5%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .........  138,600        187,558(a)

UNITED KINGDOM -- 23.0%

BAE Systems PLC ...................   94,546        460,079
BHP Billiton PLC ..................   45,224        185,994
CGNU PLC ..........................   28,278        349,004
Prudential PLC ....................   15,189        156,311
Royal & Sun Alliance Insurance
   Group PLC ......................   40,943        204,955
Vodafone Group PLC ................  157,563        347,462
                                                  1,703,805

TOTAL INVESTMENTS IN SECURITIES
   (COST $10,025,048) .............               7,331,715


------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE


SHORT-TERM INVESTMENTS -- 0.7%
------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $50,312) .................   50,312     $   50,312

OTHER ASSETS AND LIABILITIES,
   NET 0.2% .......................                  15,725
                                                ------------
NET ASSETS-- 100% .................              $7,397,752
                                                ============

------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
------------------------------------------------------------
The GE Premier International Equity Fund was invested in the following sectors at September 30, 2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
----------------------------------------------------------------
Financial                                         35.86%
Industrials                                       11.36%
Consumer - Staples                                11.09%
Consumer - Discretionary                           8.77%
Energy                                             8.25%
Telecommunication Services                         8.08%
Materials                                          5.37%
Information Technology                             5.13%
Healthcare                                         3.36%
Utilities                                          2.05%
Short Term                                         0.68%
                                                ---------
                                                 100.00%
                                                =========

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE PREMIER VALUE EQUITY FUND

Q&A

Q HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Premier Value Equity Fund declined 9.13% for Class A shares, 9.80% for Class B shares, 9.90% for Class C shares and 8.92% for Class Y shares for the one-year period ended September 30, 2001. During the same period, the Russell 1000 Value Index lost 8.95%, and our Lipper peer group of 492 MultiCap Value funds lost an average of 7.84%.

Q   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE IN THE PAST YEAR?

A. Although technology stocks as a whole were hard hit, the Fund's modest holding in that sector worked well. We also benefited from a significant position in basic materials and transportation stocks, and putting less emphasis on the struggling consumer cyclicals sector.

Q   WHAT ARE SOME OF THE STOCKS THAT DROVE THE FUND'S PERFORMANCE RESULTS?

A. In the energy sector, the standout performer was Tosco (+51%). Other stocks of note were Burlington Northern Santa Fe (+23%), General Dynamics (+29%), and Allstate (+10%). On the downside, both Boeing and Emerson Electric both pulled back in the capital goods area. AT&T, El Paso and Exelon all detracted from performance in the utilities sector (-11%).

Q   WHAT WAS THE FUND'S STRATEGY OVER THE PAST YEAR?

A. The Fund's strategy is to invest in a concentrated list of strong, well-managed companies that sell at attractive prices. These companies are primarily U.S. based firms with relatively large-market capitalizations. After screening for undervalued companies, the Fund's holdings are selected by looking for the following characteristics: 1) attractive business mix; 2) strong management team; 3) solid growth and market share; and 4) favorable opinion from our equity analyst team.

    It is the objective of the Fund to
    keep both the average valuation and turnover relatively low. The average price-to-earnings ratio for the Fund's holdings is currently about 18 times the next year's earnings. Turnover for the Fund is expected to be below 60%, as our investment horizon in a typical holding is usually 2-3 years. Sell decisions are typically based on the stock achieving its price target, deteriorating fundamentals or a change in analyst's opinion.

Q   IS NOW A GOOD TIME FOR VALUE STOCKS, OR IS IT TIME TO SWITCH BACK TO GROWTH?

A. Value stocks in general have outperformed growth and technology equities over the last six quarters (since the NASDAQ peak of March 2000). For example, the Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 36% in the twelve-month period ended September 2001. This has caused the valuation discrepancy between value and growth stocks that grew dramatically in the late 1990s to narrow significantly.

    Given the current declines in employment and consumer confidence, however, projected earnings growth rates for many companies are continuing to get revised downward. Therefore, lower-expectation, lower-volatility value stock returns should have the potential to perform comparably to growth equities in the coming months.

Q   WHAT IS YOUR OUTLOOK FOR THE FUND?

A. The corporate profit outlook is highly uncertain, as the economic slowdown has accelerated since the terrorist attacks of September 11, 2001. Operating profits for the S&P 500 are likely to decline more than 20% in calendar year 2001, with the recovery for 2002 dependent on the impact of fiscal and monetary stimulus. Most economists now project the economy will pull out of a recession in the second half of 2002. During the middle of an economic downturn the stock market typically bottoms out, so a market recovery is likely over the next year.

    We maintain our focus on bottom-up, fundamental research and valuation screening, which has resulted in positive relative performance since the Fund's inception in April of 2000. We use a number of valuation measures to determine a company's worth to a corporate or financial acquirer. So, in addition to owning the right companies, we strive to own them at good prices, where the risk-reward balance is in our favor.

    Currently, the Fund has emphasis on stocks in the capital goods, energy, and utilities sectors (over one-half of the Fund assets). In addition, the Fund holds reduced positions in both the consumer-cyclical and financial sectors. However, we remain diversified in all of the key economic sectors. We feel diversification and stock selection will help see us through the expected volatility of the market over the next several quarters.

                                                   GE PREMIER VALUE EQUITY FUND

-----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------
  Verizon Communications           4.74%
-----------------------------------------
  The Allstate Corp.               4.42%
-----------------------------------------
  Dominion Resources Inc.          4.34%
-----------------------------------------
  ExxonMobil Corp.                 4.26%
-----------------------------------------
  Kimberly-Clark Corp.             4.08%
-----------------------------------------
  SBC Communications Inc.          3.96%
-----------------------------------------
  FleetBoston Financial Corp.      3.76%
-----------------------------------------
  Minnesota Mining &
     Manufacturing Co.             3.67%
-----------------------------------------
  Burlington Northern
     Santa Fe Corp.                3.52%
-----------------------------------------
  Chubb Corp.                      3.39%
-----------------------------------------


 INVESTMENT PROFILE
A mutual fund designed for
investors who seek long-term
growth of capital and future
income by investing primarily
in a limited number of equity
securities of large U.S.
companies that the portfolio
manager believes are
undervalued by the market but
have solid growth prospects.

LIPPER PERFORMANCE
COMPARISON
MultiCap Value Peer Group

Based on average annual total returns for the period ended 9/30/01

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         492
------------------------------------------
Peer group
average annual
total return:                    -7.84%
------------------------------------------
Lipper categories
in peer group:  MultiCap Value


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

            GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load     Russell 1000 Value       S&P 500/BARRA Value
4/28/2000              10000.00                              9425.00                        10000.00                  10000.00
6/00                    9660.00                              9104.55                         9643.20                   9634.97
9/00                   11080.00                             10442.90                        10402.00                  10485.11
12/00                  11786.81                             11109.06                        10775.99                  10655.82
3/1/2001               11257.98                             10610.64                        10145.00                   9960.33
6/1/2001               11441.03                             10783.17                        10629.85                  10384.78
9/1/2001               10068.11                              9489.19                         9466.74                   8706.79


AGGREGATE
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                    -----    ---------
GE Premier Value Equity            -9.13%      0.48%
GE Premier Value
   Equity W/LOAD                  -14.36%     -3.61%
   MAXIMUM LOAD OF 5.75%
Russell 1000 Value                 -8.95%     -3.77%
S&P 500/BARRA Value               -16.92%     -9.26%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

            GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load     Russell 1000 Value       S&P 500/BARRA Value

4/28/00              10,000.00                            10,000.00                      10,000.00                 10,000.00
6/00                  9,650.00                             9,650.00                       9,643.20                  9,634.97
9/00                 11,050.00                            11,050.00                      10,402.00                 10,485.11
12/00                11,733.77                            11,733.77                      10,775.99                 10,655.82
3/01                 11,185.65                            10,785.65                      10,145.00                  9,960.33
6/01                 11,348.06                            11,048.06                      10,629.85                 10,384.78
9/01                  9,967.61                             9,673.01                       9,466.74                  8,706.79


AGGREGATE
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                    -----    ---------
GE Premier Value Equity            -9.80%     -0.23%
GE Premier Value
   Equity W/LOAD                  -13.35%     -2.30%
   MAXIMUM LOAD                     4.00%      3.00%
Russell 1000 Value                 -8.95%     -3.77%
S&P 500/BARRA Value               -16.92%     -9.26%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

            GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load     Russell 1000 Value       S&P 500/BARRA Value
4/28/00              10,000.00                            10,000.00                      10,000.00                 10,000.00
6/00                  9,650.00                             9,650.00                       9,643.20                  9,634.97
9/00                 11,050.00                            11,050.00                      10,402.00                 10,485.11
12/00                11,728.91                            11,728.91                      10,775.99                 10,655.82
3/01                 11,181.96                            11,081.96                      10,145.00                  9,960.33
6/01                 11,344.02                            11,344.02                      10,629.85                 10,384.78
9/01                  9,956.40                             9,956.40                       9,466.74                  8,706.79


AGGREGATE
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                    -----    ---------
GE Premier Value Equity             -9.90%     -0.31%
GE Premier Value
   Equity W/LOAD                   -10.79%     -0.31%
   MAXIMUM LOAD                      1.00%      0.00%
Russell 1000 Value                  -8.95%     -3.77%
S&P 500/BARRA Value                -16.92%     -9.26%

CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

            GE Premier Value Equity Fund            Russell 1000 Value             S&P 500/BARRA Value
4/28/00              10,000.00                            10,000.00                      10,000.00
6/00                  9,670.00                             9,643.20                       9,634.97
9/00                 11,090.00                            10,402.00                      10,485.11
12/00                11,800.90                            10,775.99                      10,655.82
3/01                 11,291.80                            10,145.00                       9,960.33
6/01                 11,475.07                            10,629.85                      10,384.78
9/01                 10,100.51                             9,466.74                       8,706.79


AGGREGATE
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                    -----    ---------
GE Premier Value Equity            -8.92%      0.70%
Russell 1000 Value                 -8.95%     -3.77%
S&P 500/BARRA Value               -16.92%     -9.26%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE PREMIER VALUE EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE PREMIER VALUE EQUITY FUND

MARKET VALUE OF $15,588 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS FOLLOWS:]

MISCELLANEOUS         1.2%
SHORT TERM            1.5%
TRANSPORTATION        3.5%
CONSUMER-CYCLICAL     3.9%
TECHNOLOGY            4.4%
BASIC MATERIALS       4.9%
CAPITAL GOODS        10.8%
CONSUMER-STABLE      11.5%
ENERGY               14.7%
UTILITIES            19.8%
FINANCIAL            23.8%


                                       NUMBER
                                    OF SHARES         VALUE


COMMON STOCK -- 98.3%
-------------------------------------------------------------

BASIC MATERIALS -- 4.9%

Bowater Inc. ......................    9,795   $    431,176
Rohm & Haas Co. ...................   10,251        335,823
                                                    766,999

CAPITAL GOODS -- 10.8%

Emerson Electric Co. ..............    4,556        214,405
General Dynamics Corp. ............    5,012        442,660
Honeywell International Inc. ......   11,390        300,696
Minnesota Mining &
   Manufacturing Co. ..............    5,809        571,606
The Boeing Co. ....................    4,670        156,445
                                                  1,685,812
CONSUMER - CYCLICAL -- 3.9%

CVS Corp. .........................    7,175        238,210
Safeway Inc. ......................    9,340        370,985(a)
                                                    609,195

CONSUMER - STABLE -- 11.4%

Anheuser-Busch Cos. Inc. ..........    7,404        310,079
IMS Health Inc. ...................   15,946        399,447
Kimberly-Clark Corp. ..............   10,251        635,562
Merck & Co. Inc. ..................    6,606        439,960
                                                  1,785,048

ENERGY -- 14.7%

Baker Hughes Inc. .................   12,187        352,814
Conoco Inc. (Class B) .............   12,529        317,485
Devon Energy Corp. ................    9,112        313,453


                                       NUMBER
                                    OF SHARES         VALUE

ExxonMobil Corp. ..................   16,857   $    664,166(h)
Phillips Petroleum Co. ............    4,556        245,750
Texaco Inc. .......................    6,151        399,815
                                                  2,293,483

FINANCIAL -- 23.8%

Chubb Corp. .......................    7,404        528,720
Citigroup Inc. ....................   11,960        484,380
FleetBoston Financial Corp. .......   15,946        586,015
Hartford Financial Services
   Group Inc. .....................    6,378        374,644
Lincoln National Corp. ............    5,467        254,926
PNC Financial Services Group ......    7,062        404,300
The Allstate Corp. ................   18,452        689,182(h)
Washington Mutual Inc. ............   10,251        394,458
                                                  3,716,625

MISCELLANEOUS -- 1.3%

SPDR Trust ........................    1,868        195,094

TECHNOLOGY -- 4.3%

Axcelis Technologies Inc. .........   34,170        322,906(a)
PerkinElmer Inc. ..................   13,554        355,657
                                                    678,563

TRANSPORTATION -- 3.5%

Burlington Northern
  Santa Fe Corp. ..................   20,502        548,428

UTILITIES -- 19.7%

AT&T Corp. ........................   21,641        417,671
Dominion Resources Inc. ...........   11,390        675,997
El Paso Corp. .....................    3,417        141,976
Exelon Corp. ......................   10,934        487,656
SBC Communications Inc. ...........   13,099        617,225
Verizon Communications ............   13,668        739,576
                                                  3,080,101

TOTAL INVESTMENTS IN SECURITIES
   (COST $16,068,155) .............              15,359,348

------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $228,873) ................  228,873        228,873

OTHER ASSETS AND LIABILITIES,
   NET 0.2% .......................                  29,023
                                                ------------
NET ASSETS-- 100%                               $15,617,244
                                               =============

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

Q&A

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The fixed income markets, during the one-year period ended September 30, 2001, were characterized by a sharp slowing in economic growth and aggressive easing from monetary officials. The Fund's fiscal year came to a close with the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. Real Gross Domestic Product, which grew over 5% in the previous 12-month span, slowed to a growth rate of less than 1% during this period, with a strong probability of turning negative in the July through September quarter. In its fight against further economic weakness, the Federal Reserve lowered the federal funds rate from 6.5% to 3.0%, beginning January 3, 2001 and continuing through September. The slumping economy, led by a plummet in stock prices, corporate profits and investment spending, averted recession throughout the first half of 2001 due primarily to the resiliency of consumers. Low unemployment and interest rates held up consumer confidence and consequently their spending habits, particularly on big ticket items such as housing and autos. Third quarter economic activity, however, may likely be negative. Although the housing market held firm, rising unemployment, and the continued negative effects on wealth from lower stock prices, darkened the prospect that consumers could sustain their current level of spending. The events of September 11th also resulted in significant economic fallout.

   As the economic outlook during the period grew dimmer, bond investors pushed interest rates lower, particularly at the short end of the yield curve, anticipating Federal Reserve rate cuts. Yields on two-year Treasury bills declined 3.22% over the year, yielding just 2.76% on September 30. Ten-year Treasury note yields dropped from 5.80% a year ago to 4.55%, while yields on 30-year Treasury bonds declined just 0.45%, to 5.43%. As bond yields moved lower during the period, all sectors of the fixed income market performed well. U.S. government securities returned 13.26% over the one-year period. Corporate securities, benefiting from a steeper yield curve and tighter yield spreads, posted a twelve-month return of 13.10%. Mortgage-backed securities delivered a one-year return of 12.24%, underperforming Treasuries, as volatility and mortgage prepayments increased.

Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Fixed Income Fund gained 12.12% for Class A shares, 11.26% for Class B shares, 11.28% for Class C shares and 12.49% for Class Y shares for the one-year period ended September 30, 2001. The Fund performed closely in line with the Lehman Brothers Aggregate Bond Index, which posted a return of 12.95% and our Lipper peer group of 138 Intermediate U.S. Government funds, which gained 12.24%.

Q. WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Our heavier than average position in the 3- to 5-year maturity category performed particularly well as the yield curve steepened. Our position in Treasury Inflation - Indexed notes performed strongly as real interest rates declined. Prominent sector allocations to corporate and commercial mortgage-backed securities also added to the Fund's performance. Relative returns, compared to our indexes, were adversely effected by under performance in select securities (Ford, Conseco, and Marconi PLC).

Q. WHAT IS YOUR OUTLOOK FOR THE FIXED INCOME MARKET?

A. The events of September 11, 2001 and the potential for terrorist attacks in the future raise the level of uncertainty in the fixed income market, especially in the near term. Immediate effects on both consumer and business confidence will most likely be negative. Rising unemployment, stemming from announced layoffs, will test the resolve of consumers to maintain past levels of spending. A turnaround in investment spending by companies is unlikely given the state of corporate earnings. Although the Federal Reserve has reduced short-term interest rates so dramatically this year, to 2.50% at the time of this writing, there is little evidence that lower rates are prompting businesses and consumers to borrow and spend. It could be called the "pushing on a string" phenomenon. Therefore, the probability for economic contraction in the fourth quarter is very high. Eventually, however, the extent of Federal Reserve interest rate cuts combined with planned government spending should stimulate a recovery. In our view, that recovery will not materialize until mid-2002.

   Volatility due to a sense of uncertainty will characterize the bond market over the next few months. In such a volatile interest rate environment, we will maintain a rather neutral stance toward the market. Although yield spreads on corporate debt securities when compared to those of U.S. Treasury bonds are currently wide, further economic weakness and/or another terrorist attack could widen these spreads further, which discourages us from adding to our corporate bond position. Within the corporate sector, we favor relatively liquid securities and a defensive posture. We remain cautious on the mortgage-backed sector, maintaining a slight underweight, given our concern that mortgage refinancing activity will continue to increase and volatility will remain at high levels. At this point, we believe a better opportunity to increase exposure to these sectors will present itself towards the end of 2002. Longer term, we look for the yield curve to flatten as the economy regains strength and the Federal Reserve considers reversing its policy, raising short-term interest rates to fight inflation fears. In the near term, the outlook is less clear. Rates on short-term securities should stay low given the central bank's current bias to ease, while long-term rates may be pressured in the opposite directions; downward due to lower inflation, and upward due to a decreasing budget surplus. In summary, we feel a more fairly neutral posture is warranted to weather near term volatility, with an eye towards proactively positioning the portfolio within a few months to take advantage of economic recovery.

                                                            GE FIXED INCOME FUND


-------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-------------------------------------------
Moody's/                     Percentage of
S&P Rating *                 Market Value
-------------------------------------------
Aaa or better                   80.20%
Aa to A                         12.40%
Below A                          6.80%
NR/Other                         0.60%
-------------------------------------------
                               100.00%

INVESTMENT PROFILE
A mutual fund designed for
investors who seek maximum
income consistent with prudent
investment management and
the preservation of capital by
investing primarily in a variety
of investment grade debt securities.

LIPPER PERFORMANCE
COMPARISON
Intermediate U.S. Government Peer Group

Based on average annual total returns for the periods ended 9/30/01

                             ONE        FIVE
                             YEAR       YEAR
                           -------   ---------
Number of
Funds in
peer group:                  138         93
----------------------------------------------
Peer group
average annual
total return:              12.24%      7.04%
----------------------------------------------
Lipper categories
in peer group: Intermediate U.S.
Government, Intermediate U.S. Treasury

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Fixed Income     GE Fixed Income w/load        LB Aggregate
                                      maximum load of 4.25%
2/22/93             10,000.00               9,575.00                10,000.00
9/93                10,524.00              10,079.81                10,576.96
9/94                10,211.26               9,780.18                10,235.87
9/95                11,519.50              11,033.11                11,675.08
9/96                11,991.43              11,485.12                12,244.82
9/97                13,124.17              12,570.04                13,437.82
9/98                14,444.00              13,834.25                14,983.10
9/99                14,270.44              13,668.26                14,926.95
9/00                15,117.54              14,479.62                15,969.85
9/01                16,949.08              16,233.87                18,038.47


AVERAGE ANNUAL
TOTAL RETURN

                                   ONE        FIVE         SINCE
                                   YEAR       YEAR       INCEPTION
                                   -----      -----     -----------
GE Fixed Income                    12.12%     7.17%        6.32%
GE Fixed Income W/LOAD              7.35%     6.24%        5.79%
   MAXIMUM LOAD OF 4.25%
LB Aggregate                       12.95%     8.06%        7.09%


CLASS B SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Fixed Income     GE Fixed Income w/load        LB Aggregate
                                           maximum load
12/22/93            10,000.00               10,000.00            10,000.00
9/94                 9,669.13                9,669.13             9,671.79
9/95                10,827.50               10,827.50            11,031.69
9/96                11,196.65               11,196.65            11,570.04
9/97                12,164.50               12,164.50            12,697.29
9/98                13,288.00               13,288.00            14,157.41
9/99                13,042.69               13,042.69            14,104.35
9/00                13,787.91               13,787.91            15,089.78
9/01                15,458.36               15,458.36            17,044.41


AVERAGE ANNUAL
TOTAL RETURN
                                   ONE        FIVE         SINCE
                                   YEAR       YEAR       INCEPTION
                                   -----      -----     -----------
GE Fixed Income                   11.26%      6.39%         5.76%
GE Fixed Income W/LOAD             8.26%      6.39%         5.76%
   MAXIMUM LOAD                    3.00%      0.00%         0.00%
LB Aggregate                      12.95%      8.06%         7.10%


CLASS C SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Fixed Income     GE Fixed Income w/load        LB Aggregate
                                          maximum load
9/30/99             10,000.00              10,000.00                10,000.00
12/99                9,967.76               9,967.76                 9,987.82
03/00               10,134.71              10,134.71                10,208.31
06/00               10,240.50              10,240.50                10,385.23
09/00               10,514.93              10,514.93                10,698.67
12/00               10,921.61              10,921.61                11,149.49
03/01               11,214.34              11,214.34                11,486.96
06/01               11,236.82              11,236.82                11,551.79
09/01               11,700.73              11,700.73                12,084.50


AVERAGE ANNUAL
TOTAL RETURN
                                    ONE       SINCE
                                    YEAR    INCEPTION
                                    -----  -----------
GE Fixed Income                     11.28%   8.16%
GE Fixed Income W/LOAD              10.28%   8.16%
   MAXIMUM LOAD                      1.00%   0.00%
LB Aggregate                        12.95%   9.92%


CLASS Y SHARES
[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                 GE Fixed Income                    LB Aggregate
11/29/93            10,000.00                        10,000.00
9/94                 9,765.50                         9,724.21
9/95                11,044.37                        11,091.48
9/96                11,887.32                        11,632.74
9/97                12,643.48                        12,766.11
9/98                13,950.00                        14,234.14
9/99                13,827.95                        14,180.80
9/00                14,672.97                        15,171.57
9/01                16,505.85                        17,136.79


AVERAGE ANNUAL
TOTAL RETURN
                        ONE        FIVE         SINCE
                        YEAR       YEAR       INCEPTION
                        -----      -----     -----------

GE Fixed Income         12.49%     7.45%         6.60%
LB Aggregate            12.95%     8.06%         7.11%


* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

GE FIXED INCOME FUND

MARKET VALUE OF $269,288 (IN THOUSANDS)
[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

FEDERAL AGENCIES         7.5%
U.S. TREASURIES         18.2%
ASSET BACKED & OTHER    25.1%
CORPORATE NOTES         19.3%
MORTGAGE BACKED         29.9%


                                    PRINCIPAL
                                       AMOUNT         VALUE
BONDS AND NOTES -- 107.0%
--------------------------------------------------------------
U.S. TREASURIES -- 23.3%

U.S. Treasury Bonds
   9.125%   05/15/09 ............ $1,540,000 $    1,753,429(h)
   8.125%   08/15/19 ............  6,765,000      8,886,436(h)
   5.375%   02/15/31 ............  6,550,000      6,509,062(j)
                                                 17,148,927
U.S. Treasury Notes
   3.875%   06/30/03 ............  5,545,000      5,648,082(j)
   3.875%   07/31/03 ............  4,625,000      4,712,459(j)
   6.75%    05/15/05 ............  1,900,000      2,099,500(h)
   4.625%   05/15/06 ............  9,950,000     10,298,250(j)
   3.50%    01/15/11 ............  4,018,505      4,132,791(k)
   5.00%    02/15/11 ............  2,205,000      2,266,321(j)
   5.00%    08/15/11 ............  2,695,000      2,783,854(j)
                                                 31,941,257
TOTAL U.S. TREASURIES
   (COST $47,553,410) ...........                49,090,184

FEDERAL AGENCIES -- 9.6%

Federal Home Loan Mortgage Corp.
   5.00%    05/15/04 ............  5,025,000      5,207,156(h)
   5.25%    12/20/04 ............  2,500,000      2,563,275(h)
   6.00%    06/15/11 ............  4,980,000      5,243,791(j)
                                                 13,014,222
Federal National Mortgage Assoc.
   5.25%    08/14/06 ............  2,415,000      2,443,352
   5.50%    02/15/06 ............  1,570,000      1,650,211(j)
   6.25%    07/19/11 ............    490,000        495,605
   7.125%   01/15/30 ............  2,285,000      2,584,541(h)
                                                  7,173,709

TOTAL FEDERAL AGENCIES
   (COST $19,580,064) ...........                20,187,931


                                    PRINCIPAL
                                       AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 29.5%

Federal Home Loan Mortgage Corp.
   6.00%  05/01/29 - 05/01/31   $2,403,055  $   2,400,920
   6.50%  07/01/29 - 08/01/29      393,644        401,639
   7.00%  02/01/30 ............    264,828        274,261
   7.50%  01/01/08 - 09/01/31    3,977,082      4,146,054
   8.50%  04/01/30 - 06/01/31    1,542,271      1,634,315
   9.00%  12/01/16 ...........     135,196        144,828
   9.50%  04/01/21 ...........      12,576         13,645
                                                9,015,662
Federal National Mortgage Assoc.
   5.50%  03/01/14 - 03/01/16    5,630,533      5,666,600
   6.00%  09/01/14 - 10/01/29    2,390,469      2,422,127
   6.50%  08/01/29 - 04/01/30      177,056        180,430
   7.00%  08/01/13 - 02/01/30    1,503,405      1,562,755
   7.50%  12/01/09 - 09/01/31    6,906,092      7,198,262
   8.00%  12/01/12 - 04/01/31    3,122,549      3,279,106
   8.50%  10/01/30 - 07/01/31    2,551,069      2,700,827
   9.00%  06/01/09 - 01/01/31    1,583,794      1,698,002
   6.00%  TBA ...............      425,000        423,670(c)
   6.50%  TBA ...............      900,000        915,183(c)
   6.50%  TBA ...............      141,000        145,230(c)
   7.00%  TBA ...............    7,340,000      7,592,275(c)
   7.50%  TBA ...............    1,000,000      1,039,680(c)
   7.50%  TBA ...............    3,705,000      3,872,874(c)
                                               38,697,021
Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28    1,605,962      1,646,413
   7.00%    03/15/12 - 04/15/28    1,440,578      1,506,435
   7.50%    01/15/23 - 09/15/28    1,714,119      1,799,667
   8.00%    07/15/27 - 06/15/30      846,559        892,909
   9.00%    11/15/16 - 12/15/21      876,584        953,705
   6.50%    TBA ..............     5,254,000      5,375,473(c)
   7.00%    TBA ..............     1,754,000      1,821,406(c)
   8.00%    TBA ..............       451,000        474,533(c)
                                                  14,470,541

TOTAL AGENCY MORTGAGE BACKED
   (COST $61,121,376) ........                   62,183,224

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.4%

Collateralized Mortgage Obligation Trust
   5.77%    11/01/18 ..........       53,652         45,072(d,f)
   9.47%    09/01/15 ..........       10,664         10,416(d,f)
                                                     55,488
Federal Home Loan Mortgage Corp.
   6.50%    02/15/14 ..........      309,359         48,687(g)
   7.00%    01/15/28 ..........      101,000         23,071(g)
   7.00%    02/15/31 ..........      585,000        608,583
   7.50%    07/15/27 - 07/15/29      642,394        120,933(g)
   7.75%    03/15/22 ..........      750,131        784,885
   8.833%   10/15/01 ..........      422,205        393,641(i)
   10.225%  10/15/01 ..........      378,000        400,124(i)
   10.592%  10/15/01 ..........      300,000        302,967(i)
   10.83%   10/15/01 ..........      122,805        127,957(i)
   10.833%  10/15/01 ..........      235,000        234,706(i)
   10.86%   10/15/01 ..........      109,000        106,193(i)
   10.942%  10/15/01 ..........      156,194        157,121(i)
   11.25%   10/15/01 ..........      359,173        352,956(i)

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                    PRINCIPAL
                                       AMOUNT         VALUE

   11.673%  10/15/01 ............ $  165,000    $   177,801(i)
   11.941%  10/15/01 ............    160,000        161,450(i)
   11.993%  10/15/01 ............    150,000        145,500(i)
   14.666%  10/15/01 ............    342,203        367,599(i)
   45.95%   10/15/23 ............    178,576        137,727(d,f)
                                                  4,651,901
Federal Home Loan Mortgage Corp. REMIC
   6.00%    09/15/23 ............    196,000        205,247
   8.00%    04/15/20 ............     23,507         24,991
   26.40%   05/15/24 ............    126,000        101,096(d,f)
                                                    331,334
Federal Home Loan Mortgage Corp. STRIPS
   5.95%    08/01/27 ............     52,776         47,158(d,f)
   8.00%    02/01/23 - 07/01/24      200,552         37,117(g)
   8.42%    04/01/28 ............     81,635         68,388(d,f)
                                                    152,663
Federal National Mortgage Assoc. REMIC
   5.939%   10/25/01 ............  1,033,923        126,009(g,i)
   6.00%    12/25/22 ............     42,420         36,506(d,f)
   7.50%    02/25/41 ............    798,093        844,731
   8.921%   10/18/01 ............    141,815        130,226(i)
   10.625%  10/25/01 ............    125,000        122,070(i)
   12.075%  10/25/01 ............    325,000        332,794(i)
   12.80%   10/25/29 ............    219,552        163,292(d,f)
   12.919%  10/25/01 ............    132,253        136,485(i)
   13.843%  10/25/01 ............    499,300        486,400(i)
   15.181%  10/25/01 ............     94,583         96,446(i)
   17.676%  10/25/01 ............    165,701        174,504(i)
1,008.00%   05/25/22 ............        299          5,774(g)
1,080.913%  03/25/22 ............        253          5,902(g)
                                                  2,661,139

Federal National Mortgage Assoc. STRIPS
   7.00%    12/01/29 ............    406,181         60,554(g)
   7.50%    11/01/23 - 07/01/27    3,095,662        511,605(g)
   8.00%    02/01/23 - 11/01/29    1,913,899        343,766(g)
   8.50%    03/01/17 - 07/25/22      147,377         23,434(g)
   8.58%    05/01/28 ............    511,991        431,829(d,f)
   9.00%    05/25/22 ............     44,463          7,893(g)
                                                  1,379,081

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $8,910,372) ............                 9,231,606


ASSET BACKED -- 11.0%

Advanta Mortgage Loan Trust Corp.
   6.30%    07/25/25 ............     15,106         15,567
American Express Master Trust
   3.638%   10/15/01 ............  1,244,000      1,246,326(i)
Arran Master Trust
   3.29%    12/15/01 ............    100,000        100,031(i,p)
Capital Auto Receivables Asset Trust
   4.60%    09/15/05 ............    980,000      1,001,285
Citibank Credit Card
   Issuance Trust
   3.57%    12/10/01 ............  3,000,000      2,996,306(i,p)
Citibank Credit Card Master Trust I
   5.30%    01/09/06 ............    375,000        388,125


                                    PRINCIPAL
                                       AMOUNT         VALUE
First Deposit Master Trust
   3.658%   10/15/01 ............ $1,000,000   $  1,001,870(d,i)
First USA Credit Card Master Trust
   3.717%   10/10/01 ............  2,270,000      2,272,111
   2.74%    11/10/01 ............  1,000,000      1,002,180(i,p)
Ford Credit Auto Owner Trust
   4.83%    02/15/05 ............    185,000        189,596
   4.31%    06/15/05 ............     70,000         71,192
   4.72%    12/15/05 ............     50,000         51,125
Ford Credit Floorplan Master
   Owner Trust
   3.578%   10/15/01 ............    500,000        499,913(i,p)
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 ............     71,295         74,303
Household Private Label Credit
   Card Master Note Trust I
   3.628%   10/15/01 ............    107,000        107,100
MBNA Master Credit Card Trust
   2.796%   10/15/01 ............  1,000,000      1,000,313(i,p)
   3.567%   10/15/01 ............  1,000,000      1,000,310(i,p)
   3.718%   10/15/01 ............    358,000        358,780(i)
Metris Master Trust
   3.267%   10/20/01 ............  2,000,000      2,002,162(i,p)
   3.81%    10/20/01 ............    178,000        179,001(i)
Mid-State Trust
   7.54%    07/01/35 ............     42,745         44,962
National City Credit Card
   Master Trust
   3.64%    10/15/01 ............  1,000,000      1,000,732(i,p)
Providian Gateway Master Trust
   3.707%   10/15/01 ............  1,050,000      1,053,041(b,i)
Providian Master Trust
   3.657%   10/15/01 ............  3,000,000      2,997,804(i,p)
PSE&G Transition Funding LLC
   6.61%    06/15/15 ............    370,000        393,310
Superior Wholesale Inventory
   Financing Trust
   3.90%    01/15/02 ............  1,000,000        998,764(i,p)
Toyota Auto Receivables
   Owner Trust
   3.128%   10/15/01 ............  1,000,000        999,620(i,p)
West Penn Funding LLC
   6.81%    09/25/08 ............    117,000        126,728

TOTAL ASSET BACKED
   (COST $23,067,210) ...........                23,172,557

CORPORATE NOTES -- 24.6%

Abbey National Capital Trust I
   8.963%   06/30/30 ............    445,000        501,377(i)
Abbey National PLC
   7.35%    10/29/06 ............    145,000        151,893(i)
   6.70%    06/15/08 ............    220,000        218,286(i)
AES Drax Holdings Ltd.
   10.41%   12/31/20 ............    200,000        216,632
Aetna Services Inc.
   7.375%   03/01/06 ............    315,000        321,883
   6.97%    08/15/36 ............    330,000        347,668


------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE
Ahold Finance USA Inc.
   8.25%    07/15/10 ............ $  315,000   $    351,849
Air 2 US
   10.127%  10/01/20 ............    345,000        327,750(b)
Allstate Financial Global Funding
   6.15%    02/01/06 ............    360,000        374,710(b)
Amerada Hess Corp.
   7.875%   10/01/29 ............    405,000        420,483
American Airlines Inc.
   9.71%    01/02/07 ............    242,076        229,972
   6.855%   10/15/10 ............     89,301         90,926
   10.18%   01/02/13 ............     75,000         77,644
American Home Products Corp.
   5.875%   03/15/04 ............    250,000        260,725
   6.70%    03/15/11 ............    375,000        394,357
AOL Time Warner Inc.
   7.625%   04/15/31 ............    530,000        539,376
AT&T Corp.
   6.50%    03/15/29 ............    430,000        374,126
AT&T Wireless Services Inc.
   7.35%    03/01/06 ............    235,000        249,598(b)
Axa
   8.60%    12/15/30 ............    425,000        463,054
Bank One Corp.
   2.58%    01/07/02 ............    500,000        500,096(i,p)
   6.50%    02/01/06 ............    175,000        184,315
Barclays Bank PLC
   8.55%    09/29/49 ............    275,000        311,779(b)
BCI US Funding Trust I
   8.01%    07/15/08 ............    150,000        157,359(b,i)
Beckman Instruments Inc.
   7.10%    03/04/03 ............    100,000        103,287
Bellsouth Capital Funding
   7.875%   02/15/30 ............    395,000        439,560
Bellsouth Telecomm Inc.
   6.375%   06/01/28 ............    330,000        303,075
Boeing Capital Corp.
   7.10%    09/27/05 ............    375,000        396,322
Brascan Ltd.
   7.375%   10/01/02 ............     60,000         61,492
Bristol-Myers Squibb Co.
   6.875%   08/01/97 ............    100,000        102,366
British Telecommunications PLC
   8.375%   12/15/10 ............    330,000        364,825
Capital One Bank
   6.875%   02/01/06 ............    430,000        431,660
CBS Corp.
   7.15%    05/20/05 ............    170,000        182,036
CIT Group Inc.
   7.125%   10/15/04 ............    620,000        661,652
Citigroup Inc.
   3.605%   11/30/01 ............  2,000,000      2,107,820(i,p)
   5.70%    02/06/04 ............    300,000        310,806
   7.25%    10/01/10 ............    570,000        621,038
Clear Channel Communications Inc.
   7.25%    09/15/03 ............    415,000        437,032
   7.875%   06/15/05 ............    195,000        208,669
Cleveland Electric Toledo Edison
   7.67%    07/01/04 ............    290,000        310,712


                                    PRINCIPAL
                                       AMOUNT         VALUE
Coca-Cola Enterprises Inc.
   6.70%    10/15/36 ............ $  165,000   $    173,958
Conagra Foods Inc.
   7.125%   10/01/26 ............    235,000        250,522
Conoco Inc.
   5.90%    04/15/04 ............  1,175,000      1,213,352
Conseco Inc.
   8.70%    11/15/26 ............     37,000         17,760
Corporacion Andina De Fomento
   6.75%    03/15/05 ............    190,000        194,484
CSC Holdings Inc.
   8.125%   07/15/09 ............    200,000        205,734
DaimlerChrysler AG
   3.27%    12/17/01 ............  2,000,000      1,987,666(i,p)
Delhaize America Inc.
   7.375%   04/15/06 ............    250,000        267,230(b)
   9.00%    04/15/31 ............    330,000        373,128(b)
Delphi Automotive Systems Corp.
   6.125%   05/01/04 ............    245,000        246,918
Delta Air Lines Inc.
   7.57%    11/18/10 ............    805,000        821,341
Deutsche Telekom AG
   7.75%    06/15/05 ............    150,000        160,207
   8.25%    06/15/30 ............    535,000        565,091
Dominion Resources Inc.
   6.00%    01/31/03 ............    305,000        313,412
Dresdner Funding Trust I
   8.151%   06/30/31 ............    470,000        499,948(b)
Duke Capital Corp.
   7.25%    10/01/04 ............    795,000        853,973
Duke Energy Corp.
   5.375%   01/01/09 ............    400,000        387,040
El Paso Corp.
   7.375%   12/15/12 ............    350,000        360,570
Empresa Nacional De Electricidad
   8.125%   02/01/97 ............    100,000         77,500
Enron Corp.
   8.00%    08/15/05 ............    755,000        796,385(b)
ERAC USA Finance Co.
   8.25%    05/01/05 ............    445,000        479,234(b)
FedEx Corp.
   7.50%    01/15/18 ............    106,268        111,988
First Union Corp.
   7.55%    08/18/05 ............    250,000        272,728
Ford Motor Co.
   7.45%    07/16/31 ............    205,000        193,668
Ford Motor Credit Co.
   7.60%    08/01/05 ............    265,000        279,360
   6.875%   02/01/06 ............    300,000        309,369
   7.375%   10/28/09 ............    325,000        333,197
   7.875%   06/15/10 ............     35,000         37,011
FPL Group Capital Inc.
   7.375%   06/01/09 ............    645,000        696,297
France Telecom S.A.
   7.20%    03/01/06 ............    180,000        191,446(b)
   8.50%    03/01/31 ............    920,000      1,004,051(b)
General Motors Acceptance Corp.
   5.80%    03/12/03 ............    295,000        301,590
   5.75%    11/10/03 ............    110,000        113,343
   6.125%   09/15/06 ............    260,000        260,907

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001

                                    PRINCIPAL
                                       AMOUNT         VALUE

   6.125%   01/22/08 ............   $175,000    $   169,808
   7.25%    03/02/11 ............    375,000        381,859
Georgia-Pacific Group
   9.95%    06/15/02 ............    105,000        108,263
Guangdong International Trust &
   Investment Corp.
   8.75%    10/24/16 ............     65,000          4,550(b,l)
Heritage Media Corp.
   8.75%    02/15/06 ............    120,000        118,500
Household Finance Corp.
   7.20%    07/15/06                 195,000        210,963
   6.75%    05/15/11 ............    880,000        906,576
HSBC Capital Funding LP
   9.547%   06/30/10 ............    355,000        415,172(b,i)
Hydro-Quebec
   8.25%    04/15/26 ............    360,000        433,710
International Paper Co.
   8.00%    07/08/03 ............    290,000        308,360
   8.125%   07/08/05 ............    190,000        206,966
Israel Electric Corp. Ltd.
   8.10%    12/15/96 ............    240,000        207,703(b)
J.P. Morgan Chase & Co.
   6.75%    02/01/11 ............    170,000        178,247
John Hancock Financial
   Services Inc.
   6.50%    03/01/11 ............    245,000        250,073(b)
John Hancock Global Funding II
   5.625%   06/27/06 ............    355,000        364,417(b)
Kellogg Co.
   5.50%    04/01/03 ............    500,000        512,410
   7.45%    04/01/31 ............    175,000        182,191
Kroger Co.
   7.375%   03/01/05 ............    130,000        138,554
LCI International Inc.
   7.25%    06/15/07 ............    366,000        379,502
Lehman Brothers Holdings Inc.
   7.50%    08/01/26 ............    205,000        215,760
Marconi Corp. PLC
   8.375%   09/15/30 ............    775,000        255,750
MidAmerican Energy Co.
   7.375%   08/01/02 ............    245,000        253,476
Midwest Generation LLC
   8.56%    01/02/16 ............    490,000        478,519
Mirant Americas Generation Inc.
   8.30%    05/01/11 ............    405,000        428,049(b)
Monumental Global Funding
   6.05%    01/19/06 ............    310,000        321,393(b)
Morgan Stanley Dean Witter & Co.
   7.125%   01/15/03 ............    130,000        135,751
   6.75%    04/15/11 ............    485,000        499,521
Nabisco Inc.
   6.70%    06/15/02 ............    550,000        561,825
   6.125%   02/01/03 ............    140,000        143,744
National Rural Utilities Cooperative
   6.00%    05/15/06 ............    355,000        370,939
NB Capital Trust IV
   8.25%    04/15/27 ............    220,000        229,255
News America Holdings Inc.
   7.625%   11/30/28 ............    200,000        192,682



                                    PRINCIPAL
                                       AMOUNT         VALUE
Noram Energy Corp.
   6.375%   11/01/03 ............   $140,000    $   146,346(i)
Osprey Trust/Osprey I
   7.797%   01/15/03 ............    430,000        445,255(b)
Pemex Finance Ltd.
   9.03%    02/15/11 ............    260,000        280,862
Pepsi Bottling Holdings Inc.
   5.375%   02/17/04 ............    300,000        311,943(b)
Petroleos Mexicanos
   9.50%    09/15/27 ............    340,000        363,800
Phillips Petroleum Co.
   9.375%   02/15/11 ............    170,000        206,722
PP&L Capital Funding Inc.
   7.75%    04/15/05 ............    305,000        323,337
Procter & Gamble Co.
   9.36%    01/01/21 ............    205,000        264,956
Progress Energy Inc.
   6.55%    03/01/04 ............    210,000        220,403
   7.75%    03/01/31 ............    215,000        230,268
Qwest Corp.
   7.625%   06/09/03 ............    500,000        523,985
   5.625%   11/15/08 ............    150,000        139,756
Raytheon Co.
   7.90%    03/01/03 ............    550,000        573,241
   6.75%    08/15/07 ............    200,000        206,182
Royal & Sun Alliance Insurance
   Group PLC
   8.95%    10/15/29 ............    210,000        208,570
Royal Bank of Scotland Group PLC
   8.817%   03/31/49 ............    290,000        321,452
   9.118%   03/31/49 ............    265,000        307,352
   7.648%   08/31/49 ............    110,000        110,550(i)
Safeway Inc.
   6.15%    03/01/06 ............    345,000        360,656
SBC Communications Inc.
   6.25%    03/15/11 ............    240,000        245,486
St. George Funding Co.
   8.485%   06/30/07 ............    100,000         92,725(b)
SunAmerica Inc.
   5.60%    07/31/97 ............    335,000        258,268
Systems 2001 Asset Trust
   7.156%   12/15/11 ............    229,307        235,712(b)
Tele-Communications Inc.
   9.80%    02/01/12 ............    165,000        203,638
The Walt Disney Co.
   5.62%    12/01/08 ............    150,000        146,879
TRW Inc.
   6.625%   06/01/04 ............    200,000        205,296
Turner Broadcasting Systems Inc.
   8.375%   07/01/13 ............    225,000        254,682
Tyco International Group S.A.
   4.95%    08/01/03 ............    500,000        507,582
   6.375%   02/15/06 ............    360,000        375,721
   6.75%    02/15/11 ............    395,000        409,370
UBS PFD Funding Trust I
   8.622%   10/01/10 ............    245,000        277,189(i)
Union Carbide Corp.
   6.79%    06/01/25 ............    370,000        391,863
Union Pacific Corp.
   5.84%    05/25/04 ............    265,000        269,533

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE
United Air Lines Inc.
   7.73%    07/01/10 ............ $1,150,000   $  1,114,419
   9.56%    10/19/18 ............    125,000        119,375
US Airways Pass-Through Trust
   8.36%    01/20/19 ............    271,818        258,227
USA Networks Inc.
   6.75%    11/15/05 ............    165,000        172,790
Viacom Inc.
   7.75%    06/01/05 ............    315,000        342,626
Vodafone Group PLC
   7.625%   02/15/05 ............    465,000        502,679
WCG Note Trust
   8.25%    03/15/04 ............    500,000        513,540(b)
Williams Cos. Inc.
   6.125%   12/01/03 ............    110,000        113,808
WorldCom Inc.
   6.40%    08/15/05 ............    165,000        167,607
   7.375%   01/15/06 ............    500,000        525,870(b)
   7.50%    05/15/11 ............    225,000        226,809
   8.25%    05/15/31 ............    200,000        196,390
Yale University
   7.375%   04/15/96 ............     70,000         76,354
Yorkshire Power Pass-Through
   Asset Trust
   8.25%    02/15/05 ............    160,000        179,978(b)

TOTAL CORPORATE NOTES
   (COST $50,724,803) ...........                51,953,158


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%

Bear Stearns Commercial Mortgage
   Securities
   6.20%    02/14/31 ............     36,000         36,697
   6.48%    02/15/35 ............     66,000         69,434
Chase Commercial Mortgage
   Securities Corp.
   6.025%   08/18/07 ............    326,922        339,841
   6.39%    11/18/08 ............    774,000        813,347
   6.484%   02/14/11 ............    122,000        125,889(b)
   6.56%    05/18/30 ............    240,000        254,516
Commercial Mortgage
   Acceptance Corp.
   6.04%    08/15/08 ............    122,000        126,714
   6.457%   01/16/11 ............    180,000        186,877(b)
DLJ Commercial Mortgage Corp.
   1.049%   11/12/31 ............  1,408,159         62,953(g)
   6.24%    11/12/31 ............    698,000        729,260
First Union National Bank of
   America Commercial
   Mortgage Trust
   6.136%   12/15/10 ............    287,000        293,155
   6.315%   12/15/10 ............     61,000         62,158
GMAC Commercial Mortgage
   Security Inc.
   6.42%    08/15/08 ............    237,000        249,205
GS Mortgage Securities Corp.
   (Class A)
   6.624%   05/03/18 ............    197,000        204,603(b)
   6.86%    07/13/30 ............    207,000        217,299

                                    PRINCIPAL
                                       AMOUNT         VALUE
GS Mortgage Securities Corp. II
   5.946%   08/05/18 ............ $  143,376   $    147,207(b)
Holmes Financing PLC
   3.91%    10/15/01 ............  1,000,000        995,400(i,p)
LB-UBS Commercial
   Mortgage Trust
   6.155%   07/14/16 ............    138,722        143,101(b)
   6.53%    07/14/16 ............    140,000        144,462(b)
   6.647%   07/14/16 ............     66,000         68,516(b)
   6.365%   12/15/28 ............    350,000        363,891
   6.512%   06/15/36 ............     70,000         72,581
   6.653%   06/15/36 ............     70,000         72,363
Lehman Large Loan (Class A2)
   6.84%    09/12/06 ............    300,000        318,723
Morgan Stanley Capital I
   6.86%    05/15/06 ............     18,110         19,049(b)
   6.34%    11/15/07 ............     81,451         85,798
   6.76%    11/15/08 ............    862,565        916,990
   7.11%    07/15/09 ............    420,000        456,848
Morgan Stanley Dean Witter
   Capital I
   6.01%    11/15/10 ............    139,111        144,531
   6.55%    03/15/12 ............     56,000         58,647
   1.611%   08/15/18 ............    829,940         56,967(b,g)
   7.20%    10/15/33 ............     72,000         78,747
Norwest Asset Securities Corp.
   6.25%    12/25/28 ............    609,119        532,784
Residential Asset Securitization
   Trust
   1.0659%  10/01/01 ............  1,268,536         19,155(g)
Salomon Brothers Mortgage
   Securities Inc. VII
   7.00%    07/25/24 ............    159,028        151,408
   7.00%    07/25/24 ............    214,220        209,516
Structured Asset Securities Corp.
   1.6263%  02/25/28 ............    623,902         38,214(g)
TIAA Retail Commercial Mortgage
   5.77%    06/19/16 ............    128,296        132,867(b)
   6.56%    06/19/26 ............    131,000        138,802(b)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $8,838,587) ............                 9,138,515

SOVEREIGN BONDS -- 0.3%

Ontario Province of Canada
   7.375%   01/27/03 ............    270,000        285,995
Quebec Province of Canada
   7.50%    09/15/29 ............    235,000        263,367

TOTAL SOVEREIGN BONDS
   (COST $501,396) ..............                   549,362


TOTAL BONDS AND NOTES
   (COST $220,297,218) ..........               225,506,537


------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2001


                                       NUMBER
                                    OF SHARES        VALUE

PREFERRED STOCK -- 0.3%
----------------------------------------------------------------

DOMESTIC PREFERRED -- 0.3%

Centaur Funding Corp.
   (Series B), 9.08%
   (COST $797,267) ................      735$       794,751(b)

TOTAL INVESTMENTS IN SECURITIES
   (COST $221,094,485) ............             226,301,288


                                   PRINCIPAL
                                      AMOUNT         VALUE
----------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.4%
----------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

Bank of America
   3.72%    12/17/01 ............ $1,600,000      1,600,000
Banque National De Paris New York
   3.73%    12/20/01 ............  5,607,000      5,607,000

                                                  7,207,000

FEDERAL AGENCIES -- 9.7%

Federal Home Loan Mortgage Corp.
   2.38%    10/02/01 ...........  10,400,000     10,399,214(d)
Federal National Mortgage Assoc.
   2.36%    10/01/01 ...........  10,070,000     10,070,000(d)

                                                 20,469,214

YANKEE CERTIFICATE OF DEPOSIT -- 3.6%

Bayerische Hypotheken Bank
   3.437%   10/01/01 ...........   7,560,000      7,560,000(p)

TIME DEPOSIT -- 3.7%

Rabobank Nederland
   3.375%   10/01/01 ...........   7,750,000      7,750,000(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $42,986,214) ..........                 42,986,214


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (27.7)%                                  (58,442,737)
                                               -------------
NET ASSETS-- 100%                              $210,844,765
                                               =============

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

Q&A

Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Government Securities Fund gained 12.16% for Class A shares, 11.52% for Class B shares and 11.63% for Class C shares for the one-year period ended September 30, 2001. The Fund narrowly trailed its comparative indices, the Lehman Brothers Government Bond Index, which returned 12.92%, and our Lipper peer group of 138 Intermediate U.S. Government funds, which gained an average of 12.24%.


Q. WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund benefited from our concentration in intermediate duration securities, which performed better than the market as a whole, as the Treasury yield curve steepened (the difference between short-term and long-term rates increased). The Fund's significant position in mortgage-backed securities, detracted from performance relative to the indices, as this sector trailed the performance of U.S. Treasury securities, due to an increase in volatility and prepayments.

                                                   GE GOVERNMENT SECURITIES FUND


FIVE YEAR TREASURY NOTE YIELD HISTORY
10/1/00-- 9/30/01

[LINE CHART OMMITTED - PLOT POINTS AS FOLLOWS:]

9/30/2001                3.668
9/15/2001                3.664
8/31/2001                4.261
8/15/2001                4.440
7/31/2001                4.446
7/15/2001                4.725
6/30/2001                4.910
6/15/2001                4.673
5/31/2001                4.870
5/15/2001                4.944
4/30/2001                4.851
4/15/2001                4.760
3/31/2001                4.571
3/15/2001                4.544
2/28/2001                4.695
2/15/2001                5.055
1/31/2001                4.859
1/15/2001                5.077
12/31/2000               5.083
12/15/2000               5.211
11/30/2000               5.528
11/15/2000               5.766
10/31/2000               5.816
10/15/2000               5.759
9/30/2000                5.885


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high level
 of current income consistent
 with safety of principal by
 investing primarily in U.S.
 Government securities.

LIPPER PERFORMANCE COMPARISON

Intermediate U.S. Government Peer Group

Based on average annual total returns for the periods ended 9/30/01

                    ONE      FIVE    TEN
                    YEAR     YEAR    YEAR
                   ------  ------   ------
Number of
Funds in
peer group:         138       93      28
------------------------------------------
Peer group
average annual
total return:       12.24%  7.04%   6.67%
------------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Government Securities Fund                 GE Government Securities Fund w/load                      LB Government
9/8/93              10,000.00                                          9,575.00                                      10,000.00
9/93                 9,903.09                                          9,482.20                                      10,038.00
9/94                 9,084.41                                          8,698.33                                       9,632.30
9/95                 9,978.59                                          9,554.50                                      10,939.25
9/96                10,352.80                                          9,912.81                                      11,422.80
9/97                11,329.33                                         10,847.83                                      12,467.87
9/98                12,646.00                                         12,109.00                                      14,163.97
9/99                12,391.64                                         11,862.87                                      13,921.07
9/00                13,194.50                                         12,631.47                                      14,920.03
9/01                14,798.56                                         14,167.09                                      16,975.72


AVERAGE ANNUAL
TOTAL RETURN
                          ONE     FIVE     SINCE
                          YEAR    YEAR   INCEPTION
                         ------   -----   ------
GE Government
   Securities            12.16%   7.41%   4.98%
GE Government
   Securities W/LOAD      7.36%   6.48%   4.41%
   MAXIMUM LOAD OF 4.25%
LB Government            12.92%   8.08%   6.72%

CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Government Securities Fund                 GE Government Securities Fund w/load                      LB Government
9/90                10,000.00                                         10,000.00                                      10,000.00
9/91                10,690.02                                         10,690.02                                      10,768.78
9/92                12,197.81                                         12,197.81                                      12,160.62
9/93                13,471.06                                         13,471.06                                      13,508.07
9/94                14,756.46                                         14,756.46                                      12,962.11
9/95                13,193.09                                         13,193.09                                      14,720.87
9/96                14,506.73                                         14,506.73                                      15,371.59
9/97                14,822.63                                         14,822.63                                      16,777.92
9/98                16,186.05                                         16,186.05                                      19,060.36
9/99                18,466.93                                         18,466.93                                      18,733.49
9/00                16,315.13                                         16,315.13                                      20,077.78
9/01                26,267.82                                         26,267.82                                      31,967.50

AVERAGE ANNUAL
TOTAL RETURN

                      ONE     FIVE    TEN
                      YEAR    YEAR    YEAR
                     ------   -----   -----
GE Government
   Securities        11.52%   6.75%   5.49%
GE Government
   Securities W/LOAD  8.52%   6.75%   5.49%
   MAXIMUM LOAD       3.00%   0.00%   0.00%
LB Government        12.92%   8.08%   7.76%

CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Government Securities Fund                 GE Government Securities Fund w/load                      LB Government

9/30/99             10,000.00                                         10,000.00                                      10,000.00
12/99                9,951.33                                          9,951.33                                       9,936.96
03/00               10,273.14                                         10,273.14                                      10,269.80
06/00               10,337.53                                         10,337.53                                      10,430.62
09/00               10,607.84                                         10,607.84                                      10,717.59
12/00               11,106.59                                         11,106.59                                      11,253.21
03/01               11,334.59                                         11,334.59                                      11,536.74
6/01                11,268.91                                         11,268.91                                      11,561.07
9/01                11,842.06                                         11,842.06                                      12,194.26

AVERAGE ANNUAL
TOTAL RETURN

                        ONE      SINCE
                        YEAR   INCEPTION
                        ------ ---------
GE Government
   Securities           11.63%    8.81%
GE Government
   Securities W/LOAD    10.63%    8.81%
   MAXIMUM LOAD          1.00%    0.00%
LB Government           12.92%   10.17%

AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE GOVERNMENT SECURITIES FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE GOVERNMENT SECURITIES FUND

MARKET VALUE OF $309,023 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

U.S. TREASURIES          34.8%
FEDERAL AGENCIES         28.8%
SHORT TERM & OTHER       23.8%
MORTGAGE BACKED          10.3%
CORPORATE NOTES           2.3%


                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 110.2%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 46.1%

U.S. Treasury Bonds
   9.125%   05/15/09 ..........  $13,095,000   $ 14,909,836(h)
   8.125%   08/15/19 ..........   18,125,000     23,808,819(h)
   5.375%   02/15/31 ..........   18,085,000     17,971,969(h)
                                                 56,690,624
U.S. Treasury Notes
   3.875%   06/30/03 ..........    2,160,000      2,200,154(j)
   6.00%    08/15/04 ..........    1,685,000      1,809,269
   6.75%    05/15/05 ..........    9,960,000     11,005,800(h)
   4.625%   05/15/06 ..........    4,405,000      4,559,175(j)
   3.50%    01/15/11 ..........    5,691,108      5,852,963(k)
   5.00%    02/15/11 ..........   23,335,000     23,983,946(j)
   5.00%    08/15/11 ..........    1,395,000      1,440,993(j)
                                                 50,852,300

TOTAL U.S. TREASURIES
   (COST $103,755,915) ........                 107,542,924

FEDERAL AGENCIES -- 38.1%

Federal Home Loan Mortgage Corp.
   5.25%    12/20/04 ..........   11,355,000     11,642,395(h)
   6.00%    06/15/11 ..........   14,355,000     15,115,384(j)
                                                 26,757,779
Federal National Mortgage Assoc.
   6.50%    08/15/04 ..........    7,000,000      7,541,380
   7.00%    07/15/05 ..........   20,570,000     22,697,761(h)
   5.50%    02/15/06 ..........   10,320,000     10,847,249(j)
   5.25%    08/14/06 ..........    1,740,000      1,760,427
                                                 42,846,817
Financing Corp.
   10.70%   10/06/17 ..........   13,165,000     19,440,361(h)

TOTAL FEDERAL AGENCIES
   (COST $82,482,288) .........                  89,044,957

                                    PRINCIPAL
                                       AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 9.5%

Federal Home Loan Mortgage Corp.
   6.00%    02/01/31 - 03/01/31   $4,164,425     $4,155,307
   6.50%    04/01/31 ..........       86,570         88,112
   7.00%    12/01/26 - 02/01/30      259,093        268,345
   7.50%    02/01/07 - 04/01/12    4,257,247      4,473,912
   9.00%    12/01/14 ..........    1,031,128      1,092,346
   6.00%    TBA ...............    7,363,145      7,349,302(c)
                                                 17,427,324
Federal National Mortgage Assoc.
   7.00%    02/01/30 ..........      791,051        817,994
   7.50%    12/01/23 ..........    1,834,834      1,918,558
   9.00%    06/01/09 - 07/01/21      255,865        274,530
                                                  3,011,082
Government National Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23      225,733        242,435
   9.00%    05/15/13 - 07/15/16    1,304,693      1,419,472
                                                  1,661,907

TOTAL AGENCY MORTGAGE BACKED
   (COST $21,604,842) .........                  22,100,313


ASSET BACKED -- 9.2%

Arran Master Trust
   3.29%    12/15/01 ..........      200,000        200,062(i,p)
Chase Credit Card Master Trust
   2.625%   10/15/01 ..........    1,000,000      1,000,310(i,p)
   2.785%   10/15/01 ..........      778,000        778,973(i,p)
   3.557%   10/15/01 ..........    1,500,000      1,499,014(i,p)
Citibank Credit Card
   Issuance Trust
   3.57%    12/10/01 ..........    4,000,000      3,995,075(i,p)
Compucredit Credit Card
   Master Trust
   2.745%   10/15/01 ..........    2,000,000      1,999,984(b,i,p)
First USA Credit Card Master Trust
   2.743%   10/10/01 ..........    1,000,000      1,002,180(i,p)
   2.628%   10/17/01 ..........      775,000        774,894(i,p)
Ford Credit Floorplan
   Master Owner Trust
   3.578%   10/15/01 ..........      900,000        899,843(i,p)
Household Private Label Credit
   Card Master Note Trust I
   3.628%   10/15/01 ..........    1,055,000      1,055,982(i,p)
MBNA Master Credit Card Trust
   2.605%   10/15/01 ..........    2,000,000      2,000,620(i,p)
   2.685%   10/15/01 ..........      500,000        500,673(i,p)
   2.695%   10/15/01 ..........      800,000        801,466(i,p)
   2.796%   10/15/01 ..........    2,000,000      2,000,547(i,p)
Superior Wholesale Inventory
   Financing Trust
   3.90%    01/15/02 ..........    1,000,000        998,764(i,p)
World Financial Network
   Credit Card Master Trust
   3.815%   10/15/01 ..........    2,000,000      2,007,612(i,p)

TOTAL ASSET BACKED
   (COST $21,515,076) .........                  21,515,999


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

CORPORATE NOTES -- 3.0%

DaimlerChrysler AG
   3.27%    12/17/01 ..........   $2,000,000     $1,987,666(i,p)
General Motors Acceptance Corp.
   4.48%    10/22/01 ..........    1,000,000        987,833(i,p)
Merrill Lynch & Co. Inc.
   2.709%   10/01/01 ..........    3,000,000      3,000,627(i,p)
Salomon Smith Barney Holdings Inc.
   2.824%   10/23/01 ..........    1,000,000      1,000,494(i,p)

TOTAL CORPORATE NOTES
   (COST $6,999,661) ..........                   6,976,620


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%

Chase Commercial Mortgage
   Securities Corp.
   6.025%   08/18/07 ..........      599,628        623,322
   6.56%    05/18/08 ..........      347,000        367,988
   6.484%   02/14/11 ..........      166,000        171,291(b)
Commercial Mortgage
   Acceptance Corp.
   6.03%    03/15/08 ..........      529,000        551,139
First Union National Bank of
   America Commercial
   Mortgage Trust
   6.136%   12/15/10 ..........      241,000        246,168
Holmes Financing PLC
   2.57%    10/15/01 ..........    2,000,000      1,990,800(i,p)
Morgan Stanley Capital I
   6.76%    11/15/08 ..........      196,664        209,074
Morgan Stanley Dean Witter
   Capital I
   6.54%    10/15/11 ..........      500,000        529,894
Norwest Asset Securities Corp.
   7.25%    12/25/27 ..........    3,246,682      3,309,278
   6.25%    12/25/28 ..........    2,327,843      2,036,117

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $9,921,330) ..........                  10,035,071


TOTAL INVESTMENTS IN SECURITIES
   (COST $246,279,112) ........                 257,215,884

                                    PRINCIPAL
                                       AMOUNT         VALUE

SHORT-TERM INVESTMENTS -- 22.2%
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 7.2%

Banque National De Paris New York
   3.73%    12/17/01 ..........  $ 2,452,000  $   2,452,000
Commerzbank AG
   3.73%    12/20/01 ..........    2,914,000      2,914,000
Morgan Stanley Dean Witter
   3.15%    10/02/01 ..........   11,500,000     11,498,994(p)
                                                 16,864,994

FEDERAL AGENCIES -- 5.3%

Federal Home Loan Mortgage Corp.
   2.38%    10/02/01 ..........   11,500,000     11,499,131(d)
Federal National Mortgage Assoc.
   2.36%    10/01/01 ..........      760,000        760,000(d)
                                                 12,259,131

YANKEE CERTIFICATE OF DEPOSIT -- 4.9%

Dresdner Bank AG
   2.95%    10/01/01 ..........   11,500,000     11,500,000(p)

TIME DEPOSIT -- 4.8%

State Street Cayman Islands
   3.25%    10/01/01 ..........   11,183,280     11,183,280(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $51,807,405) .........                  51,807,405


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (32.4)% ................                 (75,568,064)
                                               ------------
NET ASSETS-- 100% .............                $233,455,225
                                               ============


------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND


Q&A


Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Short-Term Government Fund gained 10.10% for Class A shares, 9.55% for Class B shares, 9.38% for Class C shares and 10.11% for Class Y shares for the one-year period ended September 30, 2001. The Fund's return only slightly lagged that of its broad-based benchmark, the Lehman Brothers 1-3 Year Government Bond Index, which returned 10.67%. The Fund performed comparably to our Lipper peer group of 179 Short-Term U.S. Government Bond funds which returned 10.10%.


Q. WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of relative return was the Fund's allocation to short-maturity, high-quality corporate securities, which have outperformed government securities. The yield differential between U.S. Treasuries and corporate bonds narrowed over the course of the last twelve months, which benefited the Fund.

                                                   GE SHORT-TERM GOVERNMENT FUND


TWO YEAR TREASURY NOTE YIELD HISTORY
10/1/00-- 9/30/01


[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]


9/30/2001            2.507
9/15/2001            2.656
8/31/2001            3.333
8/15/2001            3.523
7/31/2001            3.534
7/15/2001            3.825
6/30/2001            4.012
6/15/2001            3.855
5/31/2001            3.983
5/15/2001            4.076
4/30/2001            4.195
4/15/2001            4.318
3/31/2001            4.165
3/15/2001            4.254
2/28/2001            4.507
2/15/2001            4.895
1/31/2001            4.673
1/15/2001            4.980
12/31/2000           5.215
12/15/2000           5.441
11/30/2000           5.687
11/15/2000           5.942
10/31/2000           5.968
10/15/2000           5.865
9/30/2000            6.001


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high level
 of income consistent with
 prudent investment management
 and the preservation of capital
 by investing primarily in
 U.S. Government securities.


LIPPER PERFORMANCE COMPARISON

Short-Term U.S. Government Bond Peer Group

Based on average annual total returns for the periods ended 9/30/01

                        ONE     FIVE
                        YEAR    YEAR
                        ----    -----
Number of
Funds in
peer group:             179      140
-------------------------------------
Peer group
average annual
total return:         10.10%      6.28%
-------------------------------------
Lipper categories
in peer group: Short-Term U.S. Treasury, Short U.S. Government,
Short-Intermediate U.S. Government


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Short- Term Government Fund            GE Short-Term Government Fund w/load                    LB 1-3 Yr.
3/2/94                          10,000.00                                     9,750.00                                  10,000.00
9/94                            10,052.77                                     9,799.56                                  10,049.50
9/95                            10,831.26                                    10,558.48                                  10,872.91
9/96                            11,370.47                                    11,084.22                                  11,489.66
9/97                            12,117.11                                    11,812.06                                  12,281.23
9/98                            13,009.00                                    12,681.07                                  13,254.70
9/99                            13,336.61                                    13,000.76                                  13,677.51
9/00                            14,092.92                                    13,738.02                                  14,476.95
9/01                            15,516.80                                    15,126.05                                  16,253.54


AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE      SINCE
                            YEAR    YEAR    INCEPTION
                           ------   -----   ---------
GE Short-Term
    Government             10.10%   6.42%     5.96%
GE Short-Term
    Government  W/LOAD      7.35%   5.88%     5.61%
    MAXIMUM LOAD OF 2.50%
LB 1-3 Yr.                 10.67%   6.87%     6.41%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]


                     GE Short- Term Government Fund            GE Short-Term Government Fund w/load                    LB 1-3 Yr.
3/2/94                          10,000.00                                    10,000.00                                  10,000.00
9/94                            10,019.58                                    10,019.58                                  10,049.50
9/95                            10,722.29                                    10,722.29                                  10,872.91
9/96                            11,189.26                                    11,189.26                                  11,489.66
9/97                            11,842.93                                    11,842.93                                  12,281.23
9/98                            12,652.00                                    12,652.00                                  13,254.70
9/99                            12,893.16                                    12,893.16                                  13,677.51
9/00                            13,531.98                                    13,531.98                                  14,476.95
9/01                            14,963.78                                    14,963.78                                  16,253.54


AVERAGE ANNUAL
TOTAL RETURN

                        ONE     FIVE       SINCE
                        YEAR    YEAR     INCEPTION
                       ------  ------    ---------
GE Short-Term
    Government          9.55%   5.79%     5.46%
GE Short-Term
    Government W/LOAD   6.55%   5.79%     5.46%
    MAXIMUM LOAD        3.00%   0.00%     0.00%
LB 1-3 Yr.             10.67%   6.87%     6.41%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Short- Term Government Fund            GE Short-Term Government Fund w/load                    LB 1-3 Yr.
9/30/99                         10,000.00                                    10,000.00                                  10,000.00
12/99                           10,037.72                                    10,037.72                                  10,055.09
3/00                            10,119.37                                    10,119.37                                  10,182.17
6/00                            10,274.32                                    10,274.32                                  10,357.07
9/00                            10,479.77                                    10,479.77                                  10,584.49
12/00                           10,732.22                                    10,732.22                                  10,877.03
3/01                            10,968.89                                    10,968.89                                  11,182.09
6/01                            11,076.22                                    11,076.22                                  11,479.85
9/01                            11,463.25                                    11,463.25                                  11,883.41


AVERAGE ANNUAL
TOTAL RETURN
                            ONE     SINCE
                           YEAR   INCEPTION
                          ------  ---------
GE Short-Term
    Government             9.38%   7.06%
GE Short-Term
Government  W/LOAD         8.38%   7.06%
   MAXIMUM LOAD            1.00%   0.00%
LB 1-3 Yr.                10.67%   8.22%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

                     GE Short- Term Government Fund                   LB 1-3 Yr.
3/2/94                        10,000.00                               10,000.00
9/94                          10,068.86                               10,049.50
9/95                          10,866.25                               10,872.91
9/96                          11,435.67                               11,489.66
9/97                          12,217.07                               12,281.23
9/98                          13,151.00                               13,254.70
9/99                          13,528.29                               13,677.51
9/00                          14,319.06                               14,476.95
9/01                          15,767.41                               16,253.54


AVERAGE ANNUAL
TOTAL RETURN

                     ONE      FIVE     SINCE
                     YEAR     YEAR   INCEPTION
                    ------    ----   ---------
GE Short-Term
    Government      10.11%    6.63%    6.19%
LB 1-3 Yr.          10.67%    6.87%    6.41%


AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE SHORT-TERM GOVERNMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE SHORT-TERM GOVERNMENT FUND

MARKET VALUE OF $36,541 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

CORPORATE NOTES          12.0%
MORTGAGE BACKED          17.1%
SHORT TERM AND OTHER     31.3%
FEDERAL AGENCIES         39.6%


                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 97.9%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 14.3%

U.S. Treasury Notes
   5.75%    11/15/05 ..........   $4,220,000   $  4,539,116(j)
   (COST $4,409,081)


FEDERAL AGENCIES -- 45.6%

Federal Home Loan Mortgage Corp.
   5.50%    05/15/02 ..........    1,482,000      1,510,025
   6.25%    10/15/02 ..........      574,000        595,525
   7.375%   05/15/03 ..........      573,000        612,394
   4.50%    06/15/03 ..........    1,880,000      1,925,533
   5.00%    05/15/04 ..........    3,465,000      3,590,606
   6.875%   01/15/05 ..........      236,000        257,941
   5.50%    07/15/06 ..........      800,000        840,752
                                                  9,332,776
Federal National Mortgage Assoc.
   7.00%    07/15/05 ..........      520,000        573,789
   6.00%    12/15/05 ..........    1,380,000      1,477,028
   5.50%    02/15/06 ..........      330,000        346,859(j)
                                                  2,397,676
Student Loan Marketing Assoc.
   5.00%    06/30/04 ..........    2,635,000      2,728,464

TOTAL FEDERAL AGENCIES
   (COST $14,039,909) .........                  14,458,916


AGENCY MORTGAGE BACKED -- 12.5%

Federal Home Loan Mortgage Corp.
   8.00%    08/01/03 ..........        5,865          5,906
   6.00%    12/01/08 ..........        3,380          3,429
                                                      9,335

                                    PRINCIPAL
                                       AMOUNT         VALUE
Federal National Mortgage Assoc.
   9.00%    08/01/10 - 03/01/11    $ 167,384   $    179,870
Government National Mortgage Assoc.
   7.50%    02/15/09 - 12/15/12    2,095,402      2,202,754
   9.00%    08/15/09 - 12/15/09    1,347,163      1,450,966
   9.50%    12/15/09 ..........      101,523        111,690
                                                  3,765,410

TOTAL AGENCY MORTGAGE BACKED
   (COST $3,810,768) ..........                   3,954,615


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.9%

Federal Home Loan Mortgage Corp.
   8.00%    10/15/10 ..........      436,321        456,594

Federal Home Loan Mortgage
   Corp. REMIC
 543.498%   09/15/05 ..........           30             60(g)
 1,002.00%  07/15/06 ..........           59            281(g)
                                                        341
Federal National Mortgage Assoc.
   6.59%    03/25/02 ..........       14,740         14,839
   7.00%    06/18/13 ..........    1,594,060      1,672,265
   6.118%   05/25/14 ..........       35,317         36,067
                                                  1,723,171
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,074,917) ..........                   2,180,106


ASSET BACKED -- 4.4%

Capital Asset Research Funding L.P.
   6.40%    12/15/04 ..........       21,381         21,381(b)
Capital Auto Receivables Asset Trust
   4.60%    09/15/05 ..........      540,000        551,728
Cit RV Trust
   5.78%    07/15/08 ..........       61,356         62,032
Discover Card Master Trust I
   5.90%    10/15/04 ..........       93,000         94,540
   5.30%    11/15/06 ..........      110,000        113,850
Ford Credit Auto Owner Trust
   7.09%    11/17/03 ..........      306,000        313,650
   4.31%    06/15/05 ..........      120,000        122,044
   4.72%    12/15/05 ..........       90,000         92,025
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 ..........       24,953         26,006
Lehman FHA Title I Loan Trust
   7.30%    05/25/17 ..........        2,719          2,750
Premier Auto Trust
   6.27%    04/08/03 ..........        3,842          3,888
Provident Bank Home Equity
   Loan Trust
   6.72%    01/25/13 ..........        4,354          4,498

TOTAL ASSET BACKED
   (COST $1,376,581) ..........                   1,408,392


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

CORPORATE NOTES -- 13.8%

Abbott Laboratories
   5.125%   07/01/04 ..........  $   255,000  $     263,639
Bank One Corp.
   6.40%    08/01/02 ..........       35,000         35,788
DaimlerChrysler AG
   3.27%    12/17/01 ..........    1,000,000        993,833(i,p)
Deutsche Telekom AG
   7.75%    06/15/05 ..........      175,000        186,908
Dominion Resources Inc.
   7.60%    07/15/03 ..........      158,000        167,447
Ford Motor Credit Co.
   7.50%    06/15/03 ..........      350,000        367,647
General Motors Acceptance Corp.
   5.75%    11/10/03 ..........      247,000        254,506
Goldman Sachs Group L.P.
   7.875%   01/15/03 ..........      245,000        257,269(b)
International Paper Co.
   8.00%    07/08/03 ..........       61,000         64,862
Merrill Lynch & Co.
   5.71%    01/15/02 ..........       44,000         44,328
MidAmerican Energy Co.
   7.375%   08/01/02 ..........      166,000        171,743
Morgan Stanley Dean Witter & Co.
   7.125%   01/15/03 ..........       52,000         54,300
Occidental Petroleum Corp.
   6.75%    11/15/02 ..........      166,000        170,570
Pharmacia Corp.
   5.375%   12/01/01 ..........      100,000        100,309
Qwest Corp.
   7.625%   06/09/03 ..........      245,000        256,753
Raytheon Co.
   7.90%    03/01/03 ..........      140,000        145,916
Sprint Capital Corp.
   5.70%    11/15/03 ..........      140,000        143,766
Tyco International Group S.A.
   4.95%    08/01/03 ..........       35,000         35,531
Tyco International Ltd.
   6.50%    11/01/01 ..........       96,000         96,200
Union Oil Co.
   6.375%   02/01/04 ..........       88,000         91,134
Union Pacific Corp.
   5.84%    05/25/04 ..........      170,000        172,908
WorldCom Inc.
   7.875%   05/15/03 ..........      300,000        315,168

TOTAL CORPORATE NOTES
   (COST $4,256,597) ..........                   4,390,525

                                    PRINCIPAL
                                       AMOUNT         VALUE

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%

Asset Securitization Corp.
   6.50%    02/14/43 ..........    $  80,017 $       82,627
GS Mortgage Securities Corp.
   (Class A)
   6.94%    07/13/30 ..........       28,186         29,079

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $109,066) ............                     111,706


TOTAL INVESTMENTS IN SECURITIES
   (COST $30,076,919) .........                  31,043,376

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.3%
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.7%

Morgan Stanley Dean Witter
   3.15%    10/02/01 ..........    1,500,000      1,499,869(p)

FEDERAL AGENCIES -- 5.4%

Federal Home Loan Mortgage
   Discount Note
   2.36%    10/01/01 ..........      100,000        100,000(d)
Student Loan Marketing Assoc.
   2.36%    10/01/01 ..........    1,600,000      1,600,000(d)

YANKEE CERTIFICATE OF DEPOSIT -- 4.7%

Dresdner Bank AG
   2.95%    10/01/01 ..........    1,500,000      1,500,000(p)

TIME DEPOSIT -- 2.5%

Rabobank Nederland
   3.375%   10/01/01 ..........      690,000        690,000(p)
State Street Cayman Islands
   3.25%    10/01/01 ..........      108,143        108,143

TOTAL SHORT-TERM INVESTMENTS
   (COST $5,498,012) ..........                   5,498,012


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (15.2)% ................                  (4,810,902)
                                                -----------


NET ASSETS-- 100% .............                 $31,730,486
                                                ===========


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND


Q&A

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Tax-Exempt Fund had a return of 10.27% for Class A shares, 9.44% for Class B shares, 9.44% for Class C shares and 10.50% for Class Y shares for the one-year period ended September 30, 2001. That was slightly ahead of the Lehman Brothers 10-Year Municipal Index, which returned 10.00%, and well in excess of our Lipper peer group of 297 Intermediate Municipal Debt funds, which gained an average of 8.72%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK DURING THE LAST TWELVE MONTHS?

A. The Fund's longer than average duration, meaning that the Fund focused on securities with longer maturities, was a major performance attribute. In addition, our effort to diversify the sector allocation within the Fund was rewarded as well. Increases in the healthcare and education sectors allowed the Fund to participate in the best performing groups of the last year, while adding yield to the Fund. The Fund's strong income component limited volatility and provided a significant advantage over the benchmark and a majority of the peer group.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Several market factors shaped the Fund's performance over the last twelve months. The Federal Reserve began to ease short-term interest rates in January and continued lowering rates aggressively throughout 2001 in an effort to stimulate a sluggish economy. As a result, municipal bond yields fell steadily, especially on the front end of the yield curve and the Fund benefited greatly. In addition, equity market turmoil and widening corporate bond yield spreads resulted in significant cash flows into municipal bonds. While new issue supply increased by almost 40% through September 2001, the sustained decline in equity valuations continued to fuel increases in the percentage of the Fund's assets allocated to municipal bonds by professional money managers and retail investors, creating a favorable technical profile.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE
    FUND AFFECTED PERFORMANCE?

A. An important factor was maintaining a longer duration than the benchmark which, in a declining interest rate environment, contributed to strong portfolio returns. The Fund also benefited greatly from its yield curve positioning, as the best performing portion of the yield curve encompassed the majority of the Fund's holdings. We continued to emphasize high credit quality and sector diversity in our bond selection process, which allowed us to enhance returns. In addition, we maintain a core holding of several high coupon securities (paying attractive yields), which provides stability and continues to separate Fund performance from its peer group.

Q.  WHICH SECURITIES/SECTORS HAVE YOU LIKED?

A. We have been diligent in seeking to build income in the Fund while diversifying our sector weightings. We have utilized our healthcare research expertise to take advantage of several undervalued opportunities, without assuming any additional credit or interest rate risk. Also of note, we avoided significant market volatility associated with the California power crisis last summer, which negatively affected the value of debt securities issued both by the State and the entire electric utility sector.
    The Fund's exposure to these sectors was negligible.

Q. WHAT DOMESTIC EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST YEAR AND HOW DID THEY IMPACT THE FUND?

A.  The major theme, which dominated
    the financial markets in 2001, was the aggressive role which the Federal Reserve played in an attempt to revive a sluggish economy. The slowing of the U.S. economy, characterized by a recession in the manufacturing sector and rising unemployment, contributed volatility and uncertainty to financial markets over the last year. The Municipal Bond market was the beneficiary of a major shift in asset allocation and outperformed all other asset classes. The surge in demand for tax-exempt products placed a large claim on moderate supply to contribute to favorable price performance. The Fund benefited from being fully invested throughout much of the year.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED
    THE FUND GOING FORWARD?

A. The outlook for tax-exempt assets continues to be favorable as we enter the fourth quarter of 2001. The technical profile of the market, as well as its underlying credit fundamentals are sound and should continue to drive interest rates lower into early 2002. We also expect the relative attractiveness of municipal bonds to continue to spark aggressive bids from non-traditional buyers. Yet, we approach the next six months with extreme caution given the enormous task of rebuilding after the tragic events of September 11. We expect municipal issuance to be above average, as infrastructure needs are substantial, and would expect credit spreads to widen, which favors higher-quality issues.

    The Fund, with its strong income component and high credit quality is well positioned to maintain its recent trend of above-average returns. We will continue to focus on diversity throughout the yield curve, while moderating our interest rate exposure.

                                                              GE TAX-EXEMPT FUND

--------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
--------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
--------------------------------------------
Aaa                             76.17%
Aa to A                         21.22%
Below A                          2.61%
NR/Other                         0.00%
--------------------------------------------
                               100.00%

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek as high a
 level of income exempt from
 Federal income taxation as is
 consistent with preservation of
 capital by investing primarily in
 investment-grade municipal
 securities.

LIPPER PERFORMANCE COMPARISON

Intermediate Municipal Debt Peer Group

Based on average annual total returns for the periods ended 9/30/01

                           ONE    FIVE
                           YEAR   YEAR
                          -----   ------
Number of
Funds in
peer group:                 297     231
------------------------------------------
Peer group
average annual
total return:             8.72%   5.27%
------------------------------------------
Lipper categories in peer group:
Intermediate Municipal Debt,
including single state Funds

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                        GE Tax-Exempt Fund                   GE Tax-Exempt Fund w/load                                   LBMI
9/8/93                       10,000.00                                9,575.00                                       10,000.00
9/94                          9,883.82                                9,463.75                                        9,937.40
9/95                         10,813.77                               10,354.18                                       11,110.74
9/96                         11,508.82                               11,019.69                                       11,648.17
9/97                         12,403.79                               11,876.63                                       12,754.89
9/98                         13,185.00                               12,626.00                                       13,879.03
9/99                         12,942.30                               12,392.71                                       13,815.28
9/00                         13,604.49                               13,026.78                                       14,698.35
9/01                         15,001.99                               14,364.93                                       16,313.40


AVERAGE ANNUAL
TOTAL RETURN

                           ONE     FIVE     SINCE
                           YEAR    YEAR   INCEPTION
                          ------   -----  ---------
GE Tax-Exempt             10.27%   5.44%    5.16%
GE Tax-Exempt W/LOAD       5.54%   4.54%    4.59%
   MAXIMUM LOAD OF 4.25%
LBMI                      10.00%   6.78%    6.14%

CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                        GE Tax-Exempt Fund                   GE Tax-Exempt Fund w/load                                   LBMI
9/8/93                       10,000.00                               10,000.00                                       10,000.00
9/94                          9,826.66                                9,826.66                                        9,937.40
9/95                         10,759.89                               10,759.89                                       11,110.74
9/96                         11,450.52                               11,450.52                                       11,648.17
9/97                         12,305.35                               12,305.35                                       12,754.89
9/98                         13,000.00                               13,000.00                                       13,879.06
9/99                         12,695.20                               12,695.20                                       13,815.28
9/00                         13,257.53                               13,257.53                                       14,698.35
9/01                         14,517.74                               14,517.74                                       16,313.40


AVERAGE ANNUAL
TOTAL RETURN

                     ONE      FIVE      SINCE
                     YEAR     YEAR    INCEPTION
                    -------   -----   -----------
GE Tax-Exempt         9.44%   4.85%      4.73%
GE Tax-Exempt W/LOAD  6.44%   4.85%      4.73%
   MAXIMUM LOAD       3.00%   0.00%      0.00%
LBMI                 10.00%   6.78%      6.14%

CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                        GE Tax-Exempt Fund                   GE Tax-Exempt Fund w/load                                   LBMI
9/30/99                      10,000.00                               10,000.00                                       10,000.00
12/99                         9,938.36                                9,938.36                                        9,986.04
3/00                         10,096.23                               10,096.23                                       10,218.12
6/00                         10,237.90                               10,237.90                                       10,381.96
9/00                         10,443.42                               10,443.42                                       10,639.20
12/00                        10,839.35                               10,839.35                                       11,059.69
3/01                         11,068.83                               11,068.83                                       11,316.79
6/01                         11,119.90                               11,119.90                                       11,468.86
9/01                         11,429.52                               11,429.52                                       11,808.23

AVERAGE ANNUAL
TOTAL RETURN

                         ONE      SINCE
                         YEAR   INCEPTION
                        ------  ---------
GE Tax-Exempt            9.44%   6.90%
GE Tax-Exempt W/LOAD     8.44%   6.90%
   MAXIMUM LOAD          1.00%   0.00%
LBMI                    10.00%   8.17%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                GE Tax-Exempt Fund               LBMI
9/26/97              10,000.00                10,000.00
3/98                 10,291.00                10,364.39
9/98                 10,744.00                10,881.35
3/99                 10,838.44                11,014.18
9/99                 10,596.54                10,831.36
3/00                 10,747.06                11,067.61
9/00                 11,175.86                11,523.70
3/01                 11,906.40                12,257.62
9/01                 12,349.58                12,789.92

AVERAGE ANNUAL
TOTAL RETURN

                         ONE      SINCE
                         YEAR   INCEPTION
                        ------  ---------
GE Tax-Exempt           10.50%    5.40%
LBMI                    10.00%    6.08%


* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE TAX-EXEMPT FUND

MARKET VALUE OF $30,642 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS FOLLOWS:]

SHORT TERM           2.2%
SALES TAX            2.5%
EDUCATION            3.1%
GENERAL OBLIGATION   4.5%
HOUSING              5.6%
LEASE/OTHER         12.5%
TRANSPORTATION      15.7%
UTILITIES           16.2%
WATER & SEWER       17.5%
HEALTH              20.2%


                                    PRINCIPAL
                                       AMOUNT         VALUE

MUNICIPAL BONDS AND NOTES -- 96.1%
--------------------------------------------------------------------------------

ARKANSAS -- 1.3%

Arkansas Hsg. Dev. Agency, Single
   Fam. Mtg. Purpose, Escrowed to
   Maturity (FHA/VA Mtgs. Insured)
   8.375%   07/01/11 ..........     $315,000  $     421,231(m,o)

CALIFORNIA -- 4.9%

Sacramento Muni. Util. Dist., Ser. H,
   Escrowed to Maturity
   6.80%    10/01/19 ..........       55,000         67,168(m)
Ser. M, Escrowed to Maturity
   9.00%    04/01/13 ..........      850,000      1,134,665(m)
San Diego California, Mercy Hosp. &
   Med. Ctr., Escrowed to Maturity
   8.875%   02/01/11 ..........      260,000        321,573(m)
                                                  1,523,406

COLORADO -- 2.1%

Colorado Springs, Colorado,
   Escrowed to Maturity
   8.50%    11/15/11 ..........      100,000        127,582(m)
Denver City & Cnty.,
   Escrowed to Maturity
   7.00%    08/01/10 ..........      460,000        535,642(m)
                                                    663,224

CONNECTICUT -- 5.8%

Connecticut St. Hlth. & Edl. Fac.
   Auth./CT Rev. Yale - New Haven
   Hosp., Escrowed to Maturity
   7.00%    07/01/12 ..........      705,000        823,137(m)

                                    PRINCIPAL
                                       AMOUNT         VALUE
Yale - New Haven Hosp., Ser. H
   (MBIA Insured)
   5.50%    07/01/12 ..........     $500,000  $     536,730(o)
Connecticut St. Hsg. Fin. Auth.,
   Hsg. Mtg. Fin. Prog., Ser. A
   6.05%    05/15/14 ..........      410,000        434,698
                                                  1,794,565

FLORIDA -- 6.1%

Florida St. Broward Cnty.,
   Escrowed to Maturity
   10.00%   07/01/14 ..........      235,000        347,236(m)
Gainesville Florida,
   Escrowed to Maturity
   8.125%   10/01/14 ..........      175,000        215,567(m)
Jacksonville Hlth. Fac. Auth.,
   Escrowed to Maturity
   11.50%   10/01/12 ..........      200,000        325,806(m)
Miami Beach Hlth. Facs. Auth.,
   Mt. Sinai Med. Ctr., Ser. A
   6.125%   11/15/11 ..........      250,000        261,005
North Broward Hosp. Dist. Improv.
   5.25%    01/15/12 ..........      740,000        766,447
                                                  1,916,061

GEORGIA -- 4.9%

Clarke Cnty. Hosp. Auth.,
   Escrowed to Maturity
   (MBIA Insured)
   9.875%   01/01/06 ..........       80,000         95,048(m,o)
Columbus Med. Ctr. Hosp.
   Auth., Antic. Certifs.,
   Escrowed to Maturity
   7.75%    07/01/10 ..........      305,000        366,220(m)
Metropolitan Atlanta Rapid
   Trans. Auth., Ser. E,
   Escrowed to Maturity
   7.00%    07/01/11 ..........      435,000        536,964(m)
Private Colleges & Universities Auth.,
   Mercer Hsg. Corp. Proj., Ser. A
   6.00%    06/01/11 ..........      500,000        538,140
                                                  1,536,372

IDAHO -- 2.7%

Idaho Falls ID,
   Prerefunded 04/01/07 @ 100
   10.375%  04/01/13 ..........      640,000        856,269(n)

ILLINOIS -- 0.1%

Chicago Illinois,
   Prerefunded 01/01/03 @102
   (FGIC Insured)
   6.30%    01/01/12 ..........       20,000         21,365(n,o)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

INDIANA -- 5.0%

Indiana St. Toll Road Comm./IN,
   Escrowed to Maturity
   9.00%    01/01/15 ..........   $  580,000    $   808,468(m)
Purdue Univ. Certifs. of Participation,
   Student Fee, Ser. P
   5.25%    07/01/11 ..........      200,000        217,074
Richland-Bean Blossom School Bldg.
   Corp. First Mtg. (FGIC Insured)
   5.00%    07/15/11 ..........      500,000        530,795(o)
                                                  1,556,337

IOWA -- 3.3%

Muscatine Iowa, Escrowed to Maturity
   9.70%    01/01/13 ..........      755,000      1,014,003(m)

MASSACHUSETTS -- 9.7%

Massachusetts St.
   Cons. Loan, Ser. C
   5.25%    08/01/15 ..........      500,000        523,275
Unrefunded Balance, Ser. C
   (AMBAC Insured)
   6.75%    08/01/09 ..........       90,000         91,834(o)
Massachusetts St. Port. Auth./MA,
   Escrowed to Maturity
   13.00%   07/01/13 ..........    1,035,000      1,631,077(m)
Refunded Ser. A
   5.50%    07/01/17 ..........      750,000        770,115
                                                  3,016,301

MICHIGAN -- 2.4%

Michigan St. Hosp. Fin. Auth./MI,
   Henry Ford Hosp.,
   Escrowed to Maturity
   9.00%    05/01/08 ..........      610,000        761,835(m)

MINNESOTA -- 0.4%

Western Minnesota Muni.
    Pwr. Agency/SD,
   Escrowed to Maturity
   6.625%   01/01/16 ..........      100,000        118,930(m)

NEW JERSEY -- 2.9%

Atlantic Cnty. Improv. Auth.
   Convention Ctr. 6/1/90,
   Escrowed to Maturity
   (MBIA Insured)
   7.40%    07/01/16 ..........      175,000        220,756(m,o)
Refunded Ser. A,
   Escrowed to Maturity
   (AMBAC Insured)
   7.40%    03/01/12 ..........      325,000        395,960(m,o)

                                    PRINCIPAL
                                       AMOUNT         VALUE
New Jersey St. Tpke. Auth.,
   Ser. C (AMBAC Insured)
   6.50%    01/01/16 ..........     $250,000   $    300,855(o)
                                                    917,571

NEW YORK -- 8.7%

Erie Cnty. Wtr. Auth./NY, Refunded
   Ser. A, Escrowed to Maturity
   (AMBAC Insured)
   6.00%    12/01/08 ..........      400,000        451,172(m,o)
Nassau County Tobacco Settlement
   Corp., Asset Backed Ser. A
   5.25%    07/15/11 ..........      865,000        925,438
New York State Dorm. Auth./NY,
   Judicial Facs. Lease,
   Escrowed to Maturity
   7.375%   07/01/16 ..........      755,000        938,525(m)
Prerefunded Ser. B
   7.50%    05/15/11 ..........       55,000         69,692(n)
Refunded Secd. Hosp.-Brookdale
   Hosp., Ser. J
   5.20%    02/15/16 ..........      200,000        204,720
Unrefunded Balance, Ser. B
   7.50%    05/15/11 ..........      110,000        132,500
                                                  2,722,047

NORTH CAROLINA -- 4.6%

North Carolina Muni. Pwr.,
   Agency No. 1 Catawba Elec. Rev.,
   Escrowed to Maturity
   10.50%   01/01/10 ..........    1,105,000      1,434,588(m)

OHIO -- 5.9%

Columbus Ohio Ser. 2,
   Prerefunded 07/01/02 @102
   6.00%    07/01/08 ..........       50,000         52,460(n)
Hamilton County Ohio Refunded &
   Improv.-Deaconess Hosp.
   7.00%    01/01/12 ..........      750,000        783,045
Ohio State Wtr. Dev. Auth./OH,
   Pure Water Ser. I,
   Escrowed to Maturity
   (AMBAC Insured)
   7.00%    12/01/09 ..........      385,000        456,213(m,o)
Steubenville Ohio, Facs. - Refunded &
   Improv.-Trinity Hlth.
   5.75%    10/01/11 ..........      500,000        537,245
                                                  1,828,963

PENNSYLVANIA -- 9.4%

Allegheny Cnty. Hosp. Dev. Auth.,
   Allegheny Gen. Hosp. Proj.,
   Escrowed to Maturity
   7.38%    07/01/12 ..........      495,000        589,030(m)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE
Delaware River Port Auth. PA & NJ,
   Escrowed to Maturity
   6.50%    01/15/11 ..........     $295,000  $     333,624(m)
Philadelphia Hosp. &
   Higher Ed. Facs. Auth.,
   Frankford Hosp.- Ser. A,
   Escrowed to Maturity
   6.00%    06/01/23 ..........      165,000        170,269(m)
Philadelphia Pennsylvania 12th Ser. B,
   Escrowed to Maturity
   (MBIA Insured)
   7.00%    05/15/20 ..........      415,000        514,525(m,o)
Philadelphia Pennsylvania Wtr. &
   Wastewater (MBIA Insured)
   6.25%    08/01/12 ..........      250,000        293,653(o)
Pittsburgh Urban Redevelopment
   Auth. Refunding,
   Escrowed to Maturity
   (FGIC Insured)
   7.25%    09/01/14 ..........      830,000      1,024,303(m,o)
                                                  2,925,404

PUERTO RICO -- 2.6%

Puerto Rico Aqueduct &
   Sew. Auth./PR,
   Escrowed to Maturity
   10.25%   07/01/09 ..........      635,000        811,492(m)

SOUTH CAROLINA -- 2.7%

Richland Lexington Arpt. Dist./SC,
   Columbia Metro. Arpt. Ser. A
   (FSA Insured)
   5.00%    01/01/10 ..........      300,000        317,763(o)
Tobacco Settlement Rev.
   Mgmt. Auth./SC, Ser. B
   6.00%    05/15/22 ..........      500,000        525,845
                                                    843,608

                                    PRINCIPAL
                                       AMOUNT         VALUE

TEXAS -- 7.4%

Houston Texas Escrowed to
   Maturity (MBIA Insured)
   9.375%   10/01/13 ..........   $1,665,000  $   2,309,705(m,o)

VIRGINIA -- 1.1%

Virginia Hsg. Dev. Auth.,
   Commonwealth Mtg., Ser. D
   4.45%    07/01/11 ..........      320,000        329,018

WASHINGTON -- 0.1%

Snohomish Cnty. Pub. Util.
   Dist. No. 1/WA,
   Escrowed to Maturity
   6.375%   01/01/05 ..........       20,000         22,076(m)

WISCONSIN -- 2.0%

Wisconsin St. Trans. Rev., Ser. A,
   Escrowed to Maturity
   6.60%    07/01/11 ..........      525,000        632,977(m)

TOTAL INVESTMENTS IN SECURITIES
   (COST $28,659,102) .........                  29,977,348


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $664,269) ............      664,269        664,269

OTHER ASSETS AND LIABILITIES,
   NET 1.7% ...................                     544,108
                                                -----------

NET ASSETS-- 100% .............                 $31,185,725
                                                ===========

--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND


Q&A

Q. HOW DID THE GE HIGH YIELD FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE High Yield Fund declined 14.69% for Class A shares, 15.32% for Class B shares, 15.33% for Class C shares and 14.48% for Class Y shares for the one-year period ended September 30, 2001. The Fund lagged its broad-based comparative index, the CSFB High Yield Index, which declined 4.94%, and our Lipper peer group of 381 High Yield Taxable funds, which lost 9.22%

Q.  DISCUSS THE FACTORS THAT MATERIALLY AFFECTED THE FUND'S
    PERFORMANCE DURING THE FISCAL PERIOD?

A. The Fund's higher allocations to fixed-line telecom (which declined 50%), cable (down 10%), and wireless communications (down 18%) were the major reasons for the poor performance. Except for January, these sectors performed poorly during the past eleven months prior to September 11, 2001, but sold off even further after the terrorist attacks. Also hindering the performance to a lesser degree were the under-weight allocations to debt securities issued by utilities, food, and energy companies. On the positive side, our allocations in healthcare, services and housing contributed to performance, as these sectors performed better than the overall market.


Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST TWELVE MONTHS AND HOW DID THIS IMPACT THE FUND?

A. The tragic events of September 11, 2001 have had a profound impact on the outlook for the economy, while greatly affecting both fixed income and equity markets. Despite a 0.50% reduction in short-term interest rates by the Federal Reserve, the expected "flight-to-quality" mentality emerged, pushing equities and, to a lesser extent, high yield bonds, sharply lower. The industries that experienced the largest sell-off in the high yield sector in September included airlines, lodging, and insurance, as well as telecom and cable. The industries that held up the best, but still experienced negative returns in September, included healthcare, food and drugs, utilities, and energy. The CSFB High Yield Index had a positive return for the eleven months ended August, but declined 6.3% in September. Our emphasis on bonds issued by cable, fixed-line telecom, and wireless communications companies, which were all negatively affected by the events in September, greatly hindered our performance.

Q.  DID THE INDUSTRY WEIGHTINGS OF THE FUND CHANGE?

A. There were some minor changes to our main industry positions over the past twelve months. Our heaviest positions are in cable, fixed-line telecom, wireless, housing and forest products. We lowered our position in healthcare and retail, and increased our exposure to energy during the past twelve months. We are maintaining a particularly low position in utilities and most of the cyclical sectors.


Q.  WHICH INVESTMENTS STAND OUT?

A. On the negative side, our communications holdings performed very poorly. Specific bond issues that detracted from returns were Winstar, PSINet, Focal Communications, Global Crossings, McLeodUSA, and Exodus. Strong performers include Intermedia Communications, HCA-The Healthcare Corp., Tenet Healthcare and Musicland.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED
    THE PORTFOLIO GOING FORWARD?

A. The high-yield market is now trading at close to the widest spread ever experienced in its history. Due to the recent tragic events, the economic environment should be weaker over the next three to six months than was previously expected. However, we feel that much of this weakness has already been priced into the market, including an expectation of high default rates, which we believe will not occur. The high degree of monetary and fiscal policy moves that have already been implemented (and future moves to come) should work and bring the economy back to more normal growth levels. This should lead the high-yield market back on the path of strong returns. We believe that our portfolio's reduced allocation in many of the most economically sensitive sectors may aid performance, as market participants closely study the impact of the economic environment on high-yield issuers. We feel the Fund is well positioned in the current environment.

                                                              GE HIGH YIELD FUND


--------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
--------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
--------------------------------------------
AAA                                 7.36%
BBB                                14.79%
BB                                 33.50%
B                                  39.70%
CCC/CC/C                            4.23%
NR                                  0.42%
--------------------------------------------

                                  100.00%


 INVESTMENT PROFILE

 A mutual fund designed for
 investors who seek above-
 average total return over a
 market cycle of three to five
 years, consistent with
 reasonable risk, by investing
 primarily in high yield securities
 (including bonds rated below
 investment grade).


LIPPER PERFORMANCE COMPARISON

High Yield Taxable Peer Group

Based on average annual total returns for the periods ended 9/30/01

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         381
--------------------------------------------
Peer group
average annual
total return:                    -9.22%
--------------------------------------------
Lipper categories
in peer group:   High Yield Taxable


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                    GE High Yield Fund               GE High Yield Fund w/load                      CS First Boston High Yield
12/31/98                10,000.00                             9,575.00                                        10,000.00
3/99                    10,188.53                             9,755.52                                        10,164.77
6/99                    10,100.18                             9,670.93                                        10,282.43
9/99                    10,053.27                             9,629.57                                        10,117.40
12/99                   10,435.42                             9,995.61                                        10,328.26
3/00                    10,292.04                             9,858.27                                        10,195.41
6/00                    10,249.84                             9,817.85                                        10,241.75
9/00                    10,001.47                             9,579.95                                        10,311.53
12/00                    9,297.48                             8,905.63                                         9,790.17
3/01                     9,590.23                             9,186.05                                        10,281.66
6/01                     9,177.03                             8,790.26                                        10,217.36
9/01                     8,532.09                             8,172.50                                         9,810.88


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                              ------   ---------
GE High Yield Fund            -14.69%    -5.61%
GE High Yield Fund  W/LOAD    -18.35%    -7.07%
   MAXIMUM LOAD OF 4.25%
CS First Boston High Yield     -4.94%    -0.72%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                    GE High Yield Fund               GE High Yield Fund w/load                      CS First Boston High Yield
12/31/98                10,000.00                            10,000.00                                        10,000.00
3/99                    10,170.37                            10,170.37                                        10,164.77
6/99                    10,073.53                            10,073.53                                        10,282.43
9/99                     9,997.31                             9,997.31                                        10,117.40
12/99                   10,358.14                            10,358.14                                        10,328.26
3/00                    10,197.03                            10,197.03                                        10,195.41
6/00                    10,147.39                            10,147.39                                        10,241.75
9/00                     9,872.02                             9,872.02                                        10,311.53
12/00                    9,159.69                             9,159.69                                         9,790.17
3/01                     9,430.94                             9,273.34                                        10,281.66
6/01                     9,019.79                             8,872.79                                        10,217.36
9/01                     8,359.16                             8,226.16                                         9,810.88


AVERAGE ANNUAL
TOTAL RETURN

                               ONE      SINCE
                               YEAR    INCEPTION
                              -------  ---------
GE High Yield Fund            -15.32%    -6.31%
GE High Yield Fund  W/LOAD    -17.62%    -6.85%
   MAXIMUM LOAD                 3.00%     2.00%
CS First Boston High Yield     -4.94%    -0.72%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                    GE High Yield Fund               GE High Yield Fund w/load                      CS First Boston High Yield
10/1/99                 10,000.00                            10,000.00                                        10,000.00
12/99                   10,371.49                            10,371.49                                        10,208.41
03/00                   10,198.54                            10,198.54                                        10,077.11
06/00                   10,148.84                            10,148.84                                        10,122.91
09/00                    9,873.49                             9,873.49                                        10,191.87
12/00                    9,160.91                             9,160.91                                         9,676.57
3/01                     9,443.87                             9,443.87                                        10,162.35
6/01                     9,020.54                             9,020.54                                        10,098.80
9/01                     8,359.83                             8,359.83                                         9,697.04


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                              ------   ---------
GE High Yield Fund            -15.33%   -8.56%
GE High Yield Fund  W/LOAD    -16.09%   -8.56%
   MAXIMUM LOAD                 1.00%    0.00%
CS First Boston High Yield     -4.94%   -1.57%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

                    GE High Yield Fund              CS First Boston High Yield
12/31/98                10,000.00                            10,000.00
3/99                    10,194.62                            10,164.77
6/99                    10,122.75                            10,282.43
9/99                    10,071.41                            10,117.40
12/99                   10,460.96                            10,328.26
3/00                    10,323.74                            10,195.41
6/00                    10,299.08                            10,241.75
9/00                    10,044.87                            10,311.53
12/00                    9,343.76                             9,790.17
3/01                     9,643.87                            10,281.66
6/01                     9,246.45                            10,217.36
9/01                     8,590.26                             9,810.88


* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE HIGH YIELD FUND

MARKET VALUE OF $24,987 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

ALL OTHER SECTORS             12.7%
CABLE                         11.4%
COMMUNICATIONS: FIXED          8.0%
HEALTHCARE                     7.8%
SHORT TERM                     7.4%
PACKAGING                      6.8%
MEDIA AND ENTERTAINMENT        6.0%
GAMING                         5.7%
PREFERRED STOCK                5.5%
ENERGY                         5.1%
REAL ESTATE / BUILDING         4.8%
COMMUNICATIONS: MOBILE         4.4%
SERVICES                       4.1%
CHEMICALS                      3.9%
FINANCIAL                      3.8%
METALS                         2.6%

                                       NUMBER
                                    OF SHARES  ^       VALUE


COMMON STOCK -- 0.0%
--------------------------------------------------------------------------------

Tele1 Europe Holding AB ADR
   (COST $0) ..................        2,912      $   1,458(a)

                                   PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 83.6%
--------------------------------------------------------------------------------

AUTOMOTIVE -- 0.6%

Hayes Lemmerz International Inc.
   8.25%    12/15/08 ..........     $580,000         87,000
TRW Inc.
   7.625%   03/15/06 ..........       55,000         57,882

TOTAL AUTOMOTIVE
   (COST $580,940) ............                     144,882


CABLE -- 11.0%

Adelphia Communications
   Corp. (Class A)
   8.375%   02/01/08 ..........      125,000        102,500
   7.75%    01/15/09 ..........       85,000         67,788
   9.375%   11/15/09 ..........      550,000        470,250(h)
British Sky Broadcasting Group PLC
   6.875%   02/23/09 ..........       70,000         65,562
   8.20%    07/15/09 ..........      475,000        478,234(h)
Callahan Nordrhein Westfallen
   14.00%   07/15/10 ..........      350,000        194,250
Charter Communications Holdings
   10.25%   01/15/10 ..........      300,000        288,000(h)
CSC Holdings Inc.
   7.25%    07/15/08 ..........      260,000        255,063(h)
EchoStar DBS Corp.
   9.375%   02/01/09 ..........      120,000        117,300

                                    PRINCIPAL
                                       AMOUNT  ^     VALUE
NTL Communications Corp.
   9.875%   11/15/09 ..........     $100,000  EUR $  41,407
   11.875%  10/01/10 ..........      170,000         85,425
NTL Inc. (Series B)
   0.00%    04/01/08 ..........      425,000  GBP   187,444(q)
Ono Finance PLC
   14.00%   02/15/11 ..........      160,000         99,200
RCN Corp. (Series B)
   0.00%    10/15/02 ..........      590,000        135,700(q)
Telewest Communications PLC
   0.00%    04/15/09 ..........      470,000  GBP   228,020(q)
United Pan-Europe Communications N.V.
   10.875%  08/01/09 ..........      265,000         37,100

TOTAL CABLE
   (COST $4,170,795) ..........                   2,853,243


CHEMICALS -- 3.8%

Acetex Corp.
   10.875%  08/01/09 ..........       45,000         43,200(b)
Equistar Chemical Funding
   10.125%  09/01/08 ..........       60,000         55,350(b)
Huntsman ICI Chemicals LLC
   10.125%  07/01/09 ..........      125,000  EUR    92,711
   10.125%  07/01/09 ..........      230,000        197,800
ISP Holdings Inc. (Series B)
   9.00%    10/15/03 ..........      275,000        266,750
Lyondell Chemical Co. (Series A)
   9.625%   05/01/07 ..........      160,000        147,200
Messer Griesheim Holdings AG
   10.375%  06/01/11 ..........      145,000  EUR   124,865(b)
Millennium America Inc.
   9.25%    06/15/08 ..........       50,000         47,000

TOTAL CHEMICALS
   (COST $1,065,384) ..........                     974,876


COMMUNICATIONS: FIXED -- 7.7%

Bayan Telecommunications
   13.50%   07/15/06 ..........      250,000         42,500(b,l)
Esprit Telecom Group PLC
   11.00%   06/15/08 ..........      550,000  EUR     3,854(l)
Exodus Communications Inc.
   11.625%  07/15/10 ..........      365,000         40,150(l,r)
Focal Communications Corp.
   0.00%    02/15/08 ..........       75,000          9,000(q)
   11.875%  01/15/10 ..........      485,000         97,000
Global Crossings Holdings Ltd.
   8.70%    08/01/07 ..........      395,000        165,900
   9.625%   05/15/08 ..........      225,000         96,750
Globix Corp.
   12.50%   02/01/10 ..........      360,000         64,800
GT Group Telecom Inc.
   0.00%    02/01/10 ..........      615,000        123,000(q)
Hermes Europe Railtel BV
   11.50%   08/15/07 ..........      195,000         29,250(l)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

Hyperion Telecommunications Inc.
   (Series B)
   13.00%   04/15/03 ..........   $  300,000      $ 132,000
Intermedia Communications Inc.
   0.00%    07/15/07 ..........      330,000        325,050(q)
Maxcom Telecomunicaciones S.A.
   (Series B)
   13.75%   04/01/07 ..........      215,000         43,000
McLeodUSA Inc.
   11.375%  01/01/09 ..........      420,000        121,800
Metromedia Fiber Network Inc.
   10.00%   12/15/09 ..........      340,000         40,800
Netia Holdings BV (Series B)
   10.25%   11/01/07 ..........      125,000         10,000
Netia Holdings II BV
   13.50%   06/15/09 ..........      125,000  EUR    10,238
NEXTLINK Communications Inc.
   10.75%   11/15/08 ..........      475,000         90,250
Primus Telecommunications Group
   11.25%   01/15/09 ..........      305,000         57,950
   12.75%   10/15/09 ..........       55,000         10,450
PSINet Inc. (Series B)
   10.00%   02/15/05 ..........      640,000         38,400(l,r)
PTC International Finance BV
   0.00%    07/01/02 ..........      175,000        138,250(q)
PTC International Finance II S.A.
   11.25%   12/01/09 ..........      150,000  EUR   124,904
Rhythms Netconnections
   13.50%   05/15/08 ..........      825,000         72,188(l,r)
   14.00%   02/15/10 ..........      175,000          8,750(l,r)
RSL Communications PLC
   12.25%   11/15/06 ..........       50,000          1,750(l)
   9.125%   03/01/08 ..........      230,000          8,050(l)
   10.125%  03/01/08 ..........      500,000         15,000(l)
   12.00%   11/01/08 ..........      275,000          9,625(l)
Song Networks N.V.
   12.375%  02/01/08 ..........      175,000  EUR    31,852
   13.00%   05/15/09 ..........      155,000  EUR    28,211
Viatel Inc.
   0.00%    04/15/03 ..........      460,000          1,150 (l,q)
Winstar Communications Inc.
   0.00%    04/15/10 ..........    1,845,000          9,225 (l,q)

TOTAL COMMUNICATIONS: FIXED
   (COST $8,663,663) ..........                   2,001,097


COMMUNICATIONS: MOBILE -- 4.2%

American Cellular Corp.
   9.50%    10/15/09 ..........       60,000         55,800
Centennial Cellular Corp.
   10.75%   12/15/08 ..........      350,000        301,000
CTI Holdings S.A.
   0.00%    04/15/03 ..........      295,000         73,750 (q)
Dolphin Telecom PLC
   0.00%    05/15/04 ..........      425,000          4,250 (l,q)
Globalstar LP/Capital
   11.375%  02/15/04 ..........      260,000         10,400 (l)

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

Grupo Iusacell S.A. de C.V.
   14.25%   12/01/06 ..........     $210,000      $ 207,900
Motient Corp.
   12.25%   04/01/08 ..........      270,000         51,300
Nextel Communications Inc.
   0.00%    09/15/07 ..........       95,000         57,000  (q)
   0.00%    02/15/08 ..........      625,000        331,250 (h,q)

TOTAL COMMUNICATIONS: MOBILE
   (COST $1,951,157) ..........                   1,092,650


ENERGY -- 4.9%

BRL Universal Equipment
   8.875%   02/15/08 ..........      135,000        133,650
Chesapeake Energy Corp.
   8.125%   04/01/11 ..........      300,000        282,000
Hanover Equipment Trust
   8.50%    09/01/08 ..........       40,000         40,100(b)
   8.75%    09/01/11 ..........       35,000         35,000(b)
Husky Oil Ltd.
   8.90%    08/15/28                 395,000        414,837
Key Energy Services Inc. (Series B)
   8.375%   03/01/08 ..........       25,000         24,375
Vintage Petroleum Inc.
   8.625%   02/01/09 ..........       35,000         35,525
   9.75%    06/30/09 ..........      230,000        240,925
   7.875%   05/15/11 ..........       65,000         64,350

TOTAL ENERGY
   (COST $1,244,094) ..........                   1,270,762


FINANCIAL -- 3.7%

Anthem Insurance Cos. Inc.
   9.125%   04/01/10 ..........      255,000        269,484(b)
Golden State Holdings
   7.125%   08/01/05 ..........      230,000        234,151
Health Net Inc.
   8.375%   04/15/11 ..........      230,000        237,346(b)
iStar Financial Inc.
   8.75%    08/15/08 ..........       90,000         86,979
Pemex Project Funding
   Master Trust
   9.125%   10/13/10 ..........      125,000        126,875(b)

TOTAL FINANCIAL
   (COST $893,512) ............                     954,835


FOOD AND BEVERAGES -- 1.8%

Michael Foods, Inc. (Series B)
   11.75%   04/01/11 ..........      140,000        145,600
Smithfield Foods Inc.
   7.625%   02/15/08 ..........      325,000        316,063(h)

TOTAL FOOD AND BEVERAGES
   (COST $442,182) ............                     461,663


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

GAMING -- 5.4%

Harrah's Operating Co. Inc.
   8.00%    02/01/11 ..........     $310,000     $  301,833
Horseshoe Gaming Holding
   8.625%   05/15/09 ..........      325,000        318,500
International Game Technology
   8.375%   05/15/09 ..........      295,000        297,213
Park Place Entertainment Corp.
   8.50%    11/15/06 ..........      100,000        100,759
Station Casinos Inc.
   8.375%   02/15/08 ..........      325,000        305,500
   8.875%   12/01/08 ..........      100,000         87,000

TOTAL GAMING
   (COST $1,432,729) ..........                   1,410,805


GENERAL INDUSTRIAL -- 1.4%

Flowserve Finance BV
   12.25%   08/15/10 ..........      275,000        284,625
The Manitowoc Co.
   10.375%  05/15/11 ..........      110,000  EUR    92,097

TOTAL GENERAL INDUSTRIAL
   (COST $370,876) ............                     376,722


HEALTHCARE -- 7.5%

Aetna Inc.
   7.875%   03/01/11 ..........      295,000        294,967
AmerisourceBergen Corp.
   8.125%   09/01/08 ..........       40,000         41,300(b)
Fresenius Medical Capital Trust II
   9.00%    12/01/06 ..........      300,000        306,000
   7.875%   02/01/08 ..........      250,000        247,500
HCA-The Healthcare Corp.
   6.91%    06/15/05 ..........      750,000        755,327(h)
   7.58%    09/15/25 ..........      100,000         91,401
HEALTHSOUTH Corp.
   8.375%   10/01/11 ..........       90,000         90,675(b)
Omnicare Inc.
   8.125%   03/15/11 ..........      125,000        129,062(b)

TOTAL HEALTHCARE
   (COST $1,902,969) ..........                   1,956,232


HOTELS/LODGING/RESTAURANTS -- 0.6%

HMH Properties (Series A)
   7.875%   08/01/05
   (COST $157,763) ............      170,000        149,600

MEDIA AND ENTERTAINMENT -- 5.8%

Advanstar Communications Inc.
   12.00%   02/15/11 ..........        5,000          3,400
Alliance Atlantis Communications Inc.
   13.00%   12/15/09 ..........      240,000        242,400

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE
Nextmedia Operating Inc.
   10.75%   07/01/11 ..........     $120,000     $  114,600(b)
PRIMEDIA Inc
   8.875%   05/15/11 ..........      240,000        180,000(b)
Quebecor Media Inc.
   11.125%  07/15/11 ..........      140,000        138,600(b)
Radio One Inc.
   8.875%   07/01/11 ..........       90,000         88,650(b)
Salem Communications
   Holdings Corp.
   9.00%    07/01/11 ..........      175,000        179,812(b)
Satelites Mexicanos S.A. de C.V.
   10.125%  11/01/04 ..........      245,000        147,000
TV Azteca S.A. (Series B)
   10.50%   02/15/07 ..........      215,000        182,750
XM Satellite Radio Inc.
   14.00%   03/15/10 ..........       85,000         39,950
Young Broadcasting Inc.
   10.00%   03/01/11 ..........      235,000        186,825(b)

TOTAL MEDIA AND ENTERTAINMENT
   (COST $1,678,204) ..........                   1,503,987


METALS -- 2.5%

Glencore Nickel Property Ltd.
   9.00%    12/01/14 ..........       60,000         42,000
Murrin Murrin Holdings Ltd.
   9.375%   08/31/07 ..........      425,000        318,750
National Steel Corp. (Series A)
   9.875%   03/01/09 ..........      375,000        142,500
Phelps Dodge Corp.
   8.75%    06/01/11 ..........      140,000        143,713
Republic Technologies
   International LLC
   13.75%   07/15/09 ..........      135,000         12,825 (l)

TOTAL METALS
   (COST $1,049,138) ..........                     659,788


OTHER -- 1.6%

Federal Republic of Brazil
   8.00%    04/15/14 ..........      233,968        157,636
Republic of Columbia
   9.75%    04/23/09 ..........      135,000        132,300
Republic of Philippines
   10.625%  03/16/25 ..........       60,000         49,350
United Mexican States
   8.375%   01/14/11 ..........       90,000         88,875

TOTAL OTHER
   (COST $430,833) ............                     428,161


PACKAGING -- 6.5%

Indah Kiat Finance Mauritius
   10.00%   07/01/07 ..........      675,000        101,250 (l)
Louisiana-Pacific Corp.
   10.875%  11/15/08 ..........      155,000        142,600
   8.875%   08/15/10 ..........       50,000         45,455


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

Norampac Inc.
   9.50%    02/01/08 ..........     $335,000     $  340,862
Owens Illinois Inc.
   7.35%    05/15/08 ..........       60,000         45,000
   7.50%    05/15/10 ..........      385,000        284,900
   7.80%    05/15/18 ..........       60,000         39,900
Pacifica Papers Inc.
   10.00%   03/15/09 ..........      395,000        412,775
Tembec Industries Inc.
   8.50%    02/01/11 ..........      275,000        277,750

TOTAL PACKAGING
   (COST $1,961,382) ..........                   1,690,492


REAL ESTATE / BUILDING -- 4.6%

Beazer Homes USA Inc.
   8.625%   05/15/11 ..........      190,000        180,500
BLUM CB Corp.
   11.25%   06/15/11 ..........      150,000        135,000(b)
Centex Corp.
   7.875%   02/01/11 ..........      280,000        283,028
D.R. Horton Inc.
   8.00%    02/01/09 ..........      125,000        116,250
Schuler Homes Inc.
   9.375%   07/15/09 ..........      180,000        170,100(b)
   10.50%   07/15/11 ..........       90,000         85,500(b)
Toll Corp.
   8.25%    02/01/11 ..........      260,000        234,000

TOTAL REAL ESTATE / BUILDING
   (COST $1,266,359) ..........                   1,204,378


RETAIL -- 2.0%

DR Structured Finance Corp.
   (Class A)
   6.66%    08/15/10 ..........      219,037        178,375
   8.375%   08/15/15 ..........      200,000        154,955
HMV Media Group PLC
   10.25%   05/15/08 ..........      260,000        182,000

TOTAL RETAIL
   (COST $665,308) ............                     515,330


SERVICES -- 4.0%

Allied Waste North America Inc.
   8.875%   04/01/08 ..........      300,000        306,000
Encompass Services Corp.
   10.50%   05/01/09 ..........      140,000         95,200(b)

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE
USA Waste Services Inc.
   7.125%   10/01/07 ..........     $375,000     $  396,369
   7.125%   12/15/17 ..........       50,000         48,088
Waste Management Inc.
   7.00%    10/15/06 ..........      100,000        104,922
   6.875%   05/15/09 ..........       75,000         76,740

TOTAL SERVICES
   (COST $974,585) ............                   1,027,319


SUPERMARKET/DRUGS -- 0.8%

Kroger Co.
   8.50%    07/15/17
   (COST $209,785) ............      212,278        217,606(b)

TECHNOLOGY -- 0.2%

Hyundai Semiconductor
   8.25%    05/15/04
   (COST $93,945) .............      100,000         51,345(b)

TRANSPORTATION -- 1.2%

Air Canada
   10.25%   03/15/11 ..........      240,000        103,200
AutoNation Inc.
   9.00%    08/01/08 ..........       90,000         86,400(b)
Dana Corp.
   9.00%    08/15/11 ..........      135,000        118,370(b)

TOTAL TRANSPORTATION
   (COST $461,015) ............                     307,970


UTILITIES -- 1.8%

AES Corp.
   8.50%    11/01/07 ..........      160,000        129,600(h)
Calpine Corp.
   8.50%    02/15/11 ..........      210,000        203,616
CMS Energy Corp.
   7.50%    01/15/09 ..........       30,000         28,367
PG&E National Energy Group Inc.
   10.375%  05/16/11 ..........      105,000        113,230(b)

TOTAL UTILITIES
   (COST $496,607) ............                     474,813


TOTAL CORPORATE BONDS AND NOTES
   (COST $32,163,225)                            21,728,556


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    NUMBER OF
                                       SHARES         VALUE

PREFERRED STOCK -- 5.3%
--------------------------------------------------------------------------------

Dobson Communications
   Corp., 13.00% ..............          401     $  372,936
IXC Communications Inc.
   (Series B), 12.50% .........          379        352,470
Nextel Communications Inc.
   (Series D), 13.00% .........          201        102,682
Paxson Communications
   Corp., 13.25% ..............           21        190,656(a)
PRIMEDIA Inc.
   (Series D) 10.00% ..........          280         16,520
PRIMEDIA Inc.
   (Series F) 9.20% ...........          360         21,240
TNP Enterprises Inc.
   (Series D), 14.50% .........          281        293,640
XO Communications Inc.
   14.00% .....................        1,988          8,947
XO Communications Inc.
   (Series E), 13.50% .........          262         20,934

TOTAL PREFERRED STOCK
   (COST $1,618,478) ..........                   1,380,025

--------------------------------------------------------------------------------
WARRANTS -- 0.2%
--------------------------------------------------------------------------------

Globalstar Telecom, 02/15/04 ..          900              9(a,b)
GT Group Telecom Inc.,
   (Class B), 02/01/10 ........          615          9,225(b)
Maxcom Telecomunicaciones S.A.,
   04/01/07 ...................          215            194(b)
Motient Corp., 04/01/08 .......       15,000             15(a,b)
Occidente Y Caribe Celular S.A.,
   (Class D), 03/15/04 ........       19,600         19,600(a,b)
Ono Finance PLC, 02/15/11 .....          160              8(b)
Republic Technologies
   International Inc., 07/15/09          135              1(a,b)
TNP Enterprises Inc.,
   04/01/11 ...................          250          7,500(a,b)
XM Satellite Radio Inc.,
   03/15/10 ...................          150             75(a)

TOTAL WARRANTS
   (COST $122,432) ............                      36,627


TOTAL INVESTMENTS IN SECURITIES
   (COST $33,904,517) .........                  23,146,666

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE


SHORT-TERM INVESTMENTS -- 7.1%
--------------------------------------------------------------------------------


FEDERAL AGENCIES -- 7.1%

Student Loan Marketing Assoc.
   2.36%    10/01/01
   (COST $ $1,840,000) ........   $1,840,000    $ 1,840,000(d)

OTHER ASSETS AND LIABILITIES,
   NET 3.8% ...................                     995,639
                                                -----------


NET ASSETS-- 100% .............                 $25,982,305
                                                ===========


FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

At September 30, 2001, the outstanding forward foreign currency contracts, which obligate the GE High Yield Fund to deliver currencies at a specified date, were as follows:

                                                     U.S. $    UNREALIZED
                                      SETTLEMENT    CURRENT  APPRECIATION/
        EXCHANGED FROM   EXCHANGED TO   DATE         VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------

PURCHASES
          GBP   35,000   USD  51,490   10/09/01  $   51,430   $    (60)
                                                 ----------   --------

SALES
          EUR   20,000   USD  18,214   10/29/01  $   18,201   $     13
          EUR  115,000   USD  100,280  10/31/01     104,557     (4,277)
          EUR  150,000   USD  130,725  10/31/01     136,379     (5,654)
          EUR  410,000   USD  367,340  11/14/01     372,612     (5,272)
          GBP  135,000   USD  191,025  10/09/01     198,373     (7,348)
          GBP  145,000   USD  205,900  11/02/01     212,792     (6,892)
          GBP   35,000   USD   49,805  11/14/01      51,331     (1,526)
                                                 ----------   --------
                                                 $1,094,245   $(30,956)
                                                 ----------   --------
NET UNREALIZED DEPRECIATION                                   $(31,016)
                                                              ========


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

  Q&A

Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Strategic Investment Fund declined 9.31% for Class A shares, 10.00% for Class B shares, 10.00% for Class C shares and 9.10% for Class Y shares for the one-year period ended September 30, 2001. During the same period, the Fund's broad-based benchmarks, the Standard & Poor's 500 Composite Price Index, declined 26.66%, and the Lehman Brothers Aggregate Bond Index increased 12.95%. The Fund easily outpaced its Lipper peer group of 457 Balanced funds, which lost an average of 11.71%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The U.S. equity portion of the Fund outperformed the S&P 500 Index, primarily due to strong stock selection in the technology and consumer stable sectors. Within the technology area, computer service stocks such as First Data, Equifax, and Pitney Bowes held up better than most other names in the group. Financial stocks including Fidelity National Financial and Fannie Mae (FNMA) also outperformed many of their peers during the period. In the consumer stable sector, the defensive characteristics of healthcare services and drug companies were reflected in the strong contributions from Cardinal Health, Johnson & Johnson, Abbott Labs and Merck. In contrast, consumer cyclical holdings were a drag on our performance, as the economy edged toward a recession. As the advertising market continued to slow, media related names including NTL, Liberty Media, Gemstar-TV Guide, and Interpublic weakened further. We believe the growth prospects for our holdings in this sector are above average and that the economic slowdown is already factored into these stocks. We remain constructive on this sector looking forward.

    Although the Fund's equity portfolio outperformed the benchmark over the last twelve months, it was a difficult environment for equities in light of the terrorist attacks in September. While investors were looking for a recovery in early 2002 before the attacks, investors now fear a prolonged slowdown due to the events. We will maintain our focus on fundamental research and bottom-up stock selection. We are committed to finding those companies with exceptional managements, and high quality earnings. We believe the aggregate portfolio remains well positioned for good relative performance in this environment.

    The fixed income portion of the Fund provided solid returns, although it slightly underperformed the Lehman Brothers Aggregate Bond Index. The fixed income markets, during the twelve months ended September 30, 2001, were characterized by a sharp slowing in economic growth and aggressive interest rate cuts from the Federal Reserve, ending with the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. Real domestic GDP, which grew over 5% in the year ago period, slowed to a sub-1% growth rate during this period, with a strong probability of turning negative in the last three months. In its fight against further economic weakness, the Federal Reserve lowered the federal funds rate from 6.5% to 3.0%, beginning January 3rd and continuing through September. As the economic outlook during the period grew dimmer, bond investors pushed interest rates lower, particularly at the short end of the yield curve, ahead of central bank easing. Yields on two-year Treasury bills declined 3.22% over the year, yielding just 2.76% on September 30. Ten-year Treasury note yields dropped from 5.80% a year ago to 4.55%, while yields on 30-year Treasury bonds declined just 0.45%, to 5.43%. As bond yields moved lower during the period, all sectors of the fixed income market performed well. U.S. government securities returned 13.26%. Corporate securities, benefiting from a steeper yield curve and tighter yield spreads, posted a twelve-month return of 13.10%. Mortgage-backed securities delivered a one-year return of 12.24%, underperforming Treasuries as volatility and prepayments increased.

    Our allocation in international equities sets the Fund apart from many other balanced funds, which typically focus only on U.S. financial markets. International markets were looking weak early in the year, but that weakness has only accelerated since then. The slowdown in the U.S. economy has been contagious: Japan is back in recession and European growth has slowed substantially, although it is still in positive territory. Several rate cuts from the majority of the world's central banks have yet to stem the tide, although it is clear that the terrorist attack on the U.S. in September has delayed the eventual recovery. The strong position of the Dollar has eroded somewhat, particularly in the third quarter, with the Euro, Yen, and Pound all making notable gains against the U.S. currency. The rebound in the Yen is likely to be temporary. The outlook is unclear given the uncertainties surrounding the war on terrorism. However, the fundamental attractions of Europe, and the downward spiral of Japan, seem unlikely to change substantially over the next few months.

Q. WHAT ARE THE CURRENT WEIGHTINGS OF THE VARIOUS ASSET CLASSES AND HOW HAVE THEY CHANGED OVER THE PAST SIX MONTHS?

A. Currently, the Fund's asset allocation mix is 45% in U.S. equities, 16% in international equities, 36% in fixed income securities, and 3% in cash and cash equivalents. We continue to model the portfolio allocation consistent with the policy governing the GE Pension Plan. Our Asset Allocation Committee meets regularly to discuss any changes to the policy. The target weightings have not changed during the period and the current weightings are in line with the Committee's investment policy.

                                                    GE STRATEGIC INVESTMENT FUND


-----------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2001
as a % of Market Value
-----------------------------------------------
  Citigroup Inc.                        2.82%
-----------------------------------------------
  First Data Corp.                      2.63%
-----------------------------------------------
  Cardinal Health Inc.                  2.02%
-----------------------------------------------
  Fannie Mae                            1.85%
-----------------------------------------------
  Liberty Media Corp. (Class A)         1.67%
-----------------------------------------------
  Johnson & Johnson                     1.41%
-----------------------------------------------
  Merck & Co. Inc.                      1.38%
-----------------------------------------------
  U.S. Treasury Bonds 8.125%, 8/15/19   1.36%
-----------------------------------------------
  Pfizer Inc.                           1.30%
-----------------------------------------------
  Comcast Corp. (Class A)               1.20%
-----------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek to maximize
 total return by investing
 primarily in a combination of
 equity securities and investment
 grade debt securities.


LIPPER PERFORMANCE COMPARISON

Balanced Peer Group

Based on average annual total returns for the periods ended 9/30/01


                       ONE       FIVE
                       YEAR      YEAR
                      ------    ------
Number of
Funds in
peer group:              457       270
----------------------------------------
Peer group
average annual
total return:         -11.71%    7.40%
----------------------------------------
Lipper categories
in peer group:  Balanced


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Strategic Investment Fund  GE Strategic Investment Fund w/load       S&P 500       LB Aggregate    Composite Index**
2/22/93             10,000.00                         9,425.00                   10,000.00       10,000.00           10,000.00
9/93                10,806.46                        10,183.66                   10,531.82       10,576.96           10,553.36
9/94                10,777.59                        10,156.46                   10,920.02       10,235.87           10,649.89
9/95                12,970.65                        12,223.14                   14,166.68       11,675.08           13,131.31
9/96                14,731.61                        13,882.59                   17,047.17       12,244.82           14,970.96
9/97                18,039.57                        16,999.92                   23,948.59       13,437.82           19,097.56
9/98                19,100.00                        17,998.89                   26,131.98       14,983.10           21,131.78
9/99                22,018.27                        20,749.32                   33,398.05       14,926.95           24,510.50
9/00                25,052.10                        23,608.31                   37,820.44       15,969.85           27,214.45
9/01                22,719.76                        21,410.39                   27,738.41       18,038.47           23,864.52


AVERAGE ANNUAL
TOTAL RETURN

                          ONE      FIVE     SINCE
                          YEAR     YEAR   INCEPTION
                         -------  ------  ---------
GE Strategic Investment   -9.31%   9.05%   10.01%
GE Strategic
   Investment  W/LOAD    -14.53%   7.77%    9.25%
   MAXIMUM LOAD OF 5.75%
S&P 500                  -26.66%  10.23%   12.58%
LB Aggregate              12.95%   8.06%    7.09%
Composite Index*         -12.31%   9.77%   10.63%


CLASS B SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Strategic Investment Fund  GE Strategic Investment Fund w/load       S&P 500       LB Aggregate    Composite Index**
12/22/93            10,000.00                        10,000.00                   10,000.00       10,000.00           10,000.00
9/94                 9,874.90                         9,874.90                   10,133.30        9,671.79            9,950.70
9/95                11,803.95                        11,803.95                   13,146.06       11,031.69           12,269.20
9/96                13,306.23                        13,306.23                   15,819.02       11,570.04           13,988.08
9/97                16,176.03                        16,176.03                   22,223.24       12,697.29           17,843.76
9/98                16,970.00                        16,970.00                   24,249.33       14,157.41           19,744.42
9/99                19,420.29                        19,420.29                   30,991.92       14,104.35           22,901.33
9/00                22,546.25                        22,546.25                   35,095.70       15,089.78           25,427.75
9/01                20,003.76                        20,003.76                   25,740.02       17,044.41           22,297.76


AVERAGE ANNUAL
TOTAL RETURN

                           ONE     FIVE    SINCE
                           YEAR    YEAR  INCEPTION
                         -------  ------ ---------
GE Strategic Investment  -10.00%   8.21%   9.33%
GE Strategic
   Investment  W/LOAD    -13.30%   8.21%   9.33%
   MAXIMUM LOAD            4.00%   0.00%   0.00%
S&P 500                  -26.66%  10.23%  12.93%
LB Aggregate              12.95%   8.06%   7.10%
Composite Index*         -12.31%   9.77%  10.86%


CLASS C SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Strategic Investment Fund  GE Strategic Investment Fund w/load       S&P 500       LB Aggregate    Composite Index**
9/30/99             10,000.00                10,000.00             10,000.00       10,000.00           10,000.00
12/99               10,945.52                10,945.52             11,491.09        9,987.82           10,874.28
3/00                11,245.81                11,245.81             11,772.83       10,208.31           11,143.49
6/00                11,258.87                11,258.87             11,438.93       10,385.23           11,030.01
9/00                11,276.28                11,276.28             11,324.15       10,698.67           11,103.18
12/00               11,377.99                11,377.99             10,437.65       11,149.49           10,762.17
3/01                10,753.56                10,753.56              9,200.25       11,486.96           10,116.87
6/01                10,948.99                10,948.99              9,738.16       11,551.79           10,500.18
9/01                10,148.19                10,148.19              8,305.40       12,084.50            9,736.45


AVERAGE ANNUAL
TOTAL RETURN
                           ONE     SINCE
                           YEAR  INCEPTION
                         ------- ---------
GE Strategic Investment  -10.00%    0.74%
GE Strategic
   Investment W/LOAD     -10.83%    0.74%
   MAXIMUM LOAD            1.00%    0.00%
S&P 500                  -26.66%   -8.85%
LB Aggregate              12.95%    9.92%
Composite Index*         -12.31%   -1.32%


CLASS Y SHARES

[LINE CHART OMITTED - PLOT POINTS FOLLOWS:]

           GE Strategic Investment Fund                S&P 500                LB Aggregate                Composite Index**
11/29/93            10,000.00                        10,000.00                  10,000.00                      10,000.00
9/94                10,025.30                        10,258.34                   9,724.21                      10,045.95
9/95                12,100.96                        13,308.28                  11,091.48                      12,386.64
9/96                13,789.47                        16,014.23                  11,632.74                      14,121.98
9/97                16,928.65                        22,497.47                  12,766.11                      18,014.56
9/98                17,962.00                        24,548.57                  14,234.14                      19,933.42
9/99                20,756.52                        31,374.36                  14,180.80                      23,120.54
9/00                23,675.49                        35,528.78                  15,171.57                      25,671.14
9/01                21,521.63                        26,057.65                  17,136.79                      22,511.19


AVERAGE ANNUAL
TOTAL RETURN

                          ONE     FIVE     SINCE
                          YEAR    YEAR   INCEPTION
                        -------  ------  ---------
GE Strategic Investment  -9.10%   9.31%   10.27%
S&P 500                 -26.66%  10.23%   12.99%
LB Aggregate             12.95%   8.06%    7.11%
Composite Index*        -12.31%   9.77%   10.90%


*THE COMPOSITE INDEX RETURN IS A BLENDED RETURN COMPOSED OF 60% S&P 500 INDEX
 AND 40% LB AGGREGATE BOND INDEX.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

GE STRATEGIC INVESTMENT FUND

MARKET VALUE OF $210,521 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

DOMESTIC EQUITY                 45.1%
BONDS AND NOTES                 35.4%
FOREIGN EQUITY                  15.6%
SHORT TERM & OTHER               3.9%


                                       NUMBER
                                    OF SHARES         VALUE

DOMESTIC EQUITY -- 45.4%
--------------------------------------------------------------------------------

CAPITAL GOODS -- 3.8%

Alleghany Corp. ...............        1,102  $     219,298(a)
Dover Corp. ...................       80,713      2,430,268
Emerson Electric Co. ..........        9,404        442,552
Minnesota Mining &
   Manufacturing Co. ..........        5,472        538,445
Molex Inc. (Class A) ..........       92,770      2,254,311
United Technologies Corp. .....        8,373        389,345
Waste Management Inc. .........       61,289      1,638,868
                                                  7,913,087


CONSUMER - CYCLICAL -- 6.7%

Adelphia Communications
   Corp. (Class A) ............        5,693        126,385(a)
Carnival Corp. ................       62,963      1,386,445
Catalina Marketing Corp. ......       71,671      2,006,788(a)
Charter Communications Inc.
   (Class A) ..................        5,358         66,332(a)
Comcast Corp. (Class A) .......       70,331      2,522,773(a)
CVS Corp. .....................       16,076        533,723
Gemstar-TV Guide
   International Inc. .........        7,368        145,223(a)
Home Depot Inc. ...............       45,213      1,734,823
Liberty Media Corp. (Class A) .      276,635      3,513,264(a)
NTL Inc. ......................      103,822        321,848(a)
The Interpublic Group
   of Cos. Inc. ...............       44,543        908,677(h)
The Walt Disney Co. ...........       25,788        480,173
UnitedGlobalCom Inc. (Class A)         4,019          9,324(a)
Viacom Inc. (Class B) .........        9,357        322,817(a)
                                                 14,078,595


                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STABLE -- 13.5%

Abbott Laboratories ...........       47,557  $   2,465,830
American Home Products Corp. ..       23,779      1,385,127
Apogent Technologies Inc. .....       54,255      1,296,694(a)
Bristol-Myers Squibb Co. ......       35,166      1,953,823
Cardinal Health Inc. ..........       57,604      4,259,816
Colgate-Palmolive Co. .........        8,574        499,435
DENTSPLY International Inc. ...       18,755        861,605
Energizer Holdings Inc. .......       10,047        166,981(a)
IMS Health Inc. ...............       18,755        469,813
Johnson & Johnson .............       53,586      2,968,664
Lincare Holdings Inc. .........       78,369      2,082,264(a)
Medtronic Inc. ................        5,787        251,734
Merck & Co. Inc. ..............       43,538      2,899,631
PepsiCo Inc. ..................       32,486      1,575,571
Pfizer Inc. ...................       67,987      2,726,279
Philip Morris Cos. Inc. .......       26,927      1,300,305
Sybron Dental Specialties Inc.        15,741        292,783(a)
The Gillette Co. ..............       30,142        898,232
                                                 28,354,587


ENERGY -- 2.7%

Anadarko Petroleum Corp. ......       24,114      1,159,401
Baker Hughes Inc. .............       38,850      1,124,708
ExxonMobil Corp. ..............       32,821      1,293,148
Nabors Industries Inc. ........       25,788        540,774(a)
Schlumberger Ltd. .............       31,816      1,453,991
                                                  5,572,022


FINANCIAL -- 9.8%

AFLAC INC. ....................       16,076        434,052
American Express Co. ..........       30,102        874,764
American International Group Inc.     32,238      2,514,564
Bank One Corp. ................       26,123        822,091
Berkshire Hathaway Inc.
   (Class B) ..................          603      1,404,990(a)
Citigroup Inc. ................      146,651      5,939,365
Fannie Mae ....................       48,662      3,895,880
Fidelity National Financial Inc.      25,118        675,423
Loews Corp. ...................       20,094        929,950
Marsh & McLennan Cos. Inc. ....       17,951      1,735,862
State Street Corp. ............       28,132      1,280,006(e)
                                                 20,506,947


TECHNOLOGY -- 8.7%

Applied Materials Inc. ........       23,079        656,367(a)
Automatic Data Processing Inc.        45,883      2,158,336
Certegy Inc. ..................       48,562      1,260,670(a)
Cisco Systems Inc. ............       50,237        611,887(a)
Dell Computer Corp. ...........       37,845        701,268(a)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

EMC Corp. .....................       29,807  $     350,232(a)
Equifax Inc. ..................       93,105      2,038,999
First Data Corp. ..............       95,115      5,541,400
Intel Corp. ...................       68,322      1,396,502
Intuit Inc. ...................       26,414        945,621(a)
Microsoft Corp. ...............       41,864      2,142,181(a)
Sabre Holdings Corp. ..........        2,679         71,636(a)
Texas Instruments Inc. ........       12,057        301,184
                                                 18,176,283


UTILITIES -- 0.2%

Nextel Communications Inc.
   (Class A) ..................        1,264         10,921(a)
Sprint Corp. (PCS Group) ......        4,019        105,659(a)
WorldCom Inc. - WorldCom Group        19,089        287,099(a)
                                                    403,679

TOTAL DOMESTIC EQUITY
   (COST $87,302,924) .........                  95,005,200

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 15.6%
--------------------------------------------------------------------------------


CONSUMER - DISCRETIONARY -- 2.0%

Autoliv Inc. SDR ..............       22,548        344,206
Bayerische Motoren Werke
   (BMW) AG ...................       10,932        278,861
Giordano International Ltd. ...      348,000        158,395
Grupo Televisa S.A. ADR .......        6,131        175,960(a)
HONDA MOTOR CO. LTD. ..........        4,800        155,826
Koninklijke (Royal) Philips
   Electronics N.V. ...........       21,300        412,880
Lagardere S.C.A. ..............       15,748        495,869
Mazda Motor Corp. .............      150,000        201,325(a)
Michelin CGDE (Regd.)
   (Class B) ..................       10,714        282,270
Publicis Groupe ...............        1,821         30,658
Reed International PLC ........       38,953        321,553
Sharp Corp. ...................       28,000        251,321
Sony Corp. ....................       10,600        390,353
Vivendi Universal S.A. ........       16,492        763,184
                                                  4,262,661


CONSUMER STAPLES -- 0.9%

Carrefour S.A. ................       14,892        716,925
Kao Corp. .....................       18,643        458,999
Koninklijke Ahold N.V. ........       23,960        665,046
Safeway PLC ...................       33,917        159,562
                                                  2,000,532

                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 1.2%

China Petroleum & Chemical Corp.
   (Series H) .................    1,362,000   $    190,343
Coflexip S.A. ADR .............          543         44,265
Petro-Canada ..................       23,627        583,045
Petroleo Brasileiro S.A. ADR ..        2,446         46,963
Petroleo Brasileiro S.A. -
   Petrobras ADR ..............        9,908        195,683
Repsol YPF S.A. ...............        7,187        103,340
Saipem S.p.A. .................       35,294        158,991
Statoil ASA ...................       17,345        115,317(a)
TotalFinaElf (Class B) ........        7,432        997,615
                                                  2,435,562


FINANCIAL -- 4.1%

Aegon N.V. ....................        2,209         57,736
Allianz AG ....................          191         43,107
Axa ...........................       21,442        422,853
Banca Intesa S.p.A. ...........      145,523        359,556
Banco Comercial Portugues S.A.
   (BCP) ......................       88,471        338,960
Bank of Ireland ...............       47,147        373,283
Bayerische Hypo- und
   Vereinsbank AG .............        3,439         99,492
BNP Paribas S.A. ..............        6,970        569,605
CGNU PLC ......................       66,080        815,553
Cheung Kong (Holdings) Ltd. ...       41,014        318,142
Credit Suisse Group ...........       10,196        355,953(a)
Deutsche Bank AG ..............        7,637        418,393
Friends Provident PLC .........       83,488        236,888(a)
ING Groep N.V. ................       33,946        909,168
Invik & Co. AB ................          723         27,084
Manulife Financial Corp. ......       14,179        371,265
Mizuho Holdings Inc. ..........           33        127,338
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ....        2,693        692,341
Nordea AB (NDA) FDR ...........       21,745        106,861
Prudential PLC ................       26,280        270,449
Riunione Adriatica di Sicurta S.p.A
   (RAS) ......................       40,740        489,396
Royal & Sun Alliance Insurance
   Group PLC ..................       88,383        442,433
Sampo Oyj (Series A) ..........       59,832        456,836
Svenska Handelsbanken
   AB (Series A) ..............        4,876         63,246
Uniao de Bancos Brasileiros
   S.A. GDR ...................        9,231        133,849
                                                  8,499,787


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

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                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                       NUMBER
                                    OF SHARES         VALUE

HEALTHCARE -- 1.0%

Aventis S.A. (Class A) ........        8,516  $     645,574
Biovail Corp. .................        3,888        180,403(a)
Elan Corp. PLC ADR ............        3,752        181,784(a)
Fresenius Medical Care AG .....        4,174        317,255
Merck KGaA ....................        7,300        275,700
Nycomed Amersham PLC ..........       25,750        219,377
Teva Pharmaceutical Industries
   Ltd. ADR ...................        3,199        193,380
                                                  2,013,473


INDUSTRIALS -- 1.8%

Acciona S.A. ..................        1,514         51,337
Alstom ........................       20,268        309,505
BAE Systems PLC ...............      228,275      1,110,831
Bombardier Inc. (Class B) .....       17,941        131,785
Brambles Industries Ltd. ......      114,934        583,302
DAITO TRUST CONSTRUCTION
   CO. LTD. ...................        1,100         17,763
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR .......       10,079        128,507
IHC Caland N.V. ...............        7,503        323,994
Invensys PLC ..................      226,641        116,619
ITOCHU Corp. ..................       31,166         78,170
Johnson Electric Holdings Ltd.       170,400        152,933
KOMATSU Ltd. ..................       80,000        288,566
Minebea Co. Ltd. ..............       57,000        294,061
Schneider Electric S.A. .......        5,918        215,427
                                                  3,802,800


INFORMATION TECHNOLOGY -- 1.0%

Alcatel S.A. ..................        4,254         48,895
ASM Lithography Holding N.V. ..       15,733        174,964(a)
Canon Inc. ....................       12,000        329,167
CGI Group Inc. (Class A) ......       30,721        176,054(a)
Datacraft Asia Ltd. ...........       41,080        134,743
Fujitsu Ltd. ..................       16,000        134,083
Samsung Electronics Co. Ltd. ..        1,580        169,632
Taiwan Semiconductor
   Manufacturing Co. Ltd. .....      349,888        473,479(a)
TietoEnator Oyj ...............          556         10,499
Toshiba Corp. .................      113,000        432,246
Transcom WorldWide S.A.
   (Series A) .................          492            387(a)
Transcom WorldWide S.A.
   (Series B) .................          914            813(a)
                                                  2,084,962

                                       NUMBER
                                    OF SHARES         VALUE

MATERIALS -- 1.0%

BHP Billiton PLC ..............      110,326  $     453,742
CRH PLC .......................       36,195        536,910
Industriforvaltnings AB
   Kinnevik (Series B) ........        1,406         17,776
Ispat International N.V.
   (Regd.) (Class A) ..........        8,153         16,306
Jefferson Smurfit Group PLC ...       81,299        142,135
Metallgesellschaft AG .........       25,142        141,173
Pohang Iron & Steel Co. Ltd.
   (POSCO) ....................        2,574        159,296
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ................          732         11,492
Shin-Etsu Chemical Co. ........        9,700        272,586
Stora Enso Oyj ................       27,147        302,638
Syngenta AG ADR ...............        1,444         72,896(a)
                                                  2,126,950


TELECOMMUNICATION SERVICES -- 2.1%

Cable & Wireless PLC ..........       67,137        276,611
Korea Telecom Corp. ...........        1,486         50,597
Korea Telecom Corp. ADR .......        6,213        113,636
Nippon Telegraph and Telephone
   Corp. (NTT) ................           20         93,281
NTT DoCoMo Inc. ...............           10        135,056
Telefonica S.A. ...............       57,669        637,127(a)
Telefonica S.A. ADR ...........          495         16,805(a)
Telekomunikacja Polska S.A. ADR
   (Series A) .................       19,058         52,981(a,b)
Vodafone Group PLC ............      384,632        848,200
Vodafone Group PLC ADR ........      102,483      2,250,526
                                                  4,474,820


UTILITIES -- 0.5%

E.On AG .......................        5,636        291,791
International Power PLC .......       42,860        132,953(a)
National Grid Group PLC .......       25,719        162,586
Scottish Power PLC ............       12,169         73,171
Suez S.A. .....................       11,101        368,740
The Tokyo Electric
   Power Co. Inc. .............        1,000         24,914
                                                  1,054,155

TOTAL FOREIGN EQUITY
   (COST $43,163,594) .........                  32,755,702


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

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                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 35.6%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 4.8%

U.S. Treasury Bonds
   9.125%   05/15/09 ..........   $1,405,000   $  1,599,719(h)
   8.125%   08/15/19 ..........    2,175,000      2,857,058(h)
   5.375%   02/15/31 ..........    2,095,000      2,081,906(h)
                                                  6,538,683
U.S. Treasury Notes
   4.625%   05/15/06 ..........    1,745,000      1,806,075(h)
   3.50%    01/15/11 ..........    1,499,327      1,541,967(k)
   5.00%    02/15/11 ..........      170,000        174,728(h)
                                                  3,522,770

TOTAL U.S. TREASURIES
   (COST $9,665,845) ..........                  10,061,453


FEDERAL AGENCIES -- 3.8%

Federal Home Loan Mortgage Corp.
   5.00%    05/15/04 ..........    2,105,000      2,181,306(h)
   5.25%    12/20/04 ..........      160,000        164,050(h)
   6.00%    06/15/11 ..........    1,720,000      1,811,108
   6.25%    01/15/26 ..........       94,136         95,753
                                                  4,252,217
Federal National Mortgage Assoc.
   5.25%    08/14/06 ..........    1,100,000      1,112,914
   5.50%    02/15/06 ..........      790,000        830,361(h)
   6.25%    07/19/11 ..........      265,000        268,032
   6.50%    08/15/04 ..........      470,000        506,350
   7.125%   01/15/30 ..........      795,000        899,216(h)
                                                  3,616,873

TOTAL FEDERAL AGENCIES
   (COST $7,623,228) ..........                   7,869,090


AGENCY MORTGAGE BACKED -- 10.3%

Federal Home Loan Mortgage Corp.
   6.00%    08/01/29 - 01/01/30      396,295        396,913
   6.50%    06/01/29 ..........      174,808        178,358
   7.50%    11/01/09 - 09/01/31    1,434,759      1,493,981
   8.00%    04/01/30 - 06/01/30       43,550         45,673
   8.50%    05/01/31 ..........      320,378        339,498
   9.00%    04/01/16 - 06/01/21      117,646        126,163
   6.00%    TBA ...............      898,000        896,312(c)
                                                  3,476,898

                                    PRINCIPAL
                                       AMOUNT         VALUE
Federal National Mortgage Assoc.
   5.50%    03/01/14 - 08/01/15   $2,337,586   $  2,356,662
   6.00%    02/01/14 - 10/01/29      625,053        631,483
   6.50%    01/01/15 - 10/01/29      288,379        295,527
   7.00%    08/01/13 - 02/01/30       44,160         46,087
   7.50%    12/01/09 - 09/01/31    3,624,348      3,778,491
   8.00%    12/01/11 - 05/01/31    2,390,994      2,512,149
   8.50%    06/01/30 - 07/01/31    1,119,458      1,185,166
   9.00%    06/01/09 - 01/01/31      627,493        673,565
   6.00%    TBA ...............      189,000        188,408(c)
   6.50%    TBA ...............      186,000        189,138(c)
   7.00%    TBA ...............      739,000        764,400(c)
   7.50%    TBA ...............      584,000        610,461(c)
                                                 13,231,537
Government National Mortgage Assoc.
   6.50%    02/15/24 - 12/15/99    2,578,464      2,641,564
   7.00%    03/15/12 - 12/15/99      748,116        780,324
   7.50%    01/15/23 ..........       71,292         74,968
   8.00%    09/15/29 - 06/15/30      121,096        127,381
   8.50%    10/15/17 ..........      566,295        613,008
   9.00%    11/15/16 - 12/15/21      611,570        665,482
                                                  4,902,727

TOTAL AGENCY MORTGAGE BACKED
   (COST $21,069,208) .........                  21,611,162


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.2%

Collateralized Mortgage Obligation Trust
   4.53%    09/01/15 ..........        3,859          3,769(d,f)
   7.28%    11/01/18 ..........       19,414         16,310(d,f)
                                                     20,079
Federal Home Loan Mortgage Corp.
   7.00%    01/15/28 - 02/15/31      202,000        167,925(g)
   7.50%    07/15/27 - 07/15/29      546,715         91,299(g)
   7.75%    03/15/22 ..........      149,473        156,398
   8.833%   10/01/01 - 10/15/01      216,304        201,654(i)
   10.225%  10/15/01 ..........      195,000        206,413(i)
   10.83%   10/15/01 ..........       57,441         59,851(i)
   10.833%  10/15/01 ..........      105,000        104,869(i)
   10.86%   10/15/01 ..........       56,000         54,558(i)
   10.942%  10/15/01 ..........       81,647         82,131(i)
   11.25%   10/15/01 ..........      184,172        180,984(i)
   11.673%  10/15/01 ..........       84,000         90,517(i)
   11.941%  10/15/01 ..........       72,000         72,652(i)
   11.993%  10/15/01 ..........       71,000         68,870(i)
   14.666%  10/15/01 ..........      257,627        276,851(i)
   45.95%   10/15/23 ..........       91,172         70,316(d,f)
                                                  1,885,288


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal Home Loan Mortgage Corp. REMIC
   6.00%    09/15/23 ..........    $  92,000   $     96,341
   8.00%    04/15/20 ..........       10,075         10,710
   26.40%   05/15/24 ..........       65,000         52,152(d,f)
                                                    159,203
Federal Home Loan Mortgage Corp. STRIPS
   5.95%    08/01/27 ..........       25,917         23,158(d,f)
   8.00%    02/01/23 - 07/01/24      102,465         18,964(g)
   8.42%    04/01/28 ..........      408,173        341,940(d,f)
                                                   384,062
Federal National Mortgage Assoc. REMIC
   5.939%   10/25/01 ..........      487,795         59,450(g,i)
   6.00%    12/25/22 ..........       23,004         19,797(d,f)
   7.50%    02/25/41 ..........      360,584        381,656
   8.921%   10/18/01 ..........       72,375         66,460(i)
   10.625%  10/25/01 ..........       65,000         63,476(i)
   12.075%  10/25/01 ..........      130,000        133,118(i)
   12.80%   10/25/29 ..........      112,234         83,474(d,f)
   12.919%  10/25/01 ..........       61,110         63,065(i)
   13.843%  10/25/01 ..........      118,016        114,967(i)
   15.181%  10/25/01 ..........       48,696         49,655(i)
   17.676%  10/25/01 ..........       84,790         89,295(i)
1,080.00%   05/25/22 ..........          119          2,309(g)
1,080.913%  03/25/22 ..........          253          5,902(g)
                                                  1,132,624
Federal National Mortgage Assoc. STRIPS
   7.00%    12/01/29 ..........      208,901         31,145(g)
   7.50%    11/01/23 - 07/01/27    1,892,052        317,134(g)
   8.00%    02/01/23 - 11/01/29    1,064,520        192,106(g)
   8.50%    03/01/17 - 07/25/22       56,202          8,939(g)
   8.58%    05/01/28 ..........      511,328        431,269(d,f)
   9.00%    05/25/22 ..........       24,115          4,281(g)
                                                    984,874

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $4,544,400) ..........                   4,566,130


ASSET BACKED -- 1.8%

Advanta Mortgage Loan Trust Corp.
   6.30%    07/25/25 ..........        7,553          7,783
American Express Credit Account
   Master Trust
   6.40%    04/15/05 ..........      400,000        412,500
American Express Master Trust
   3.638%   10/15/01 ..........      719,000        720,345(i)
Citibank Credit Card
   Issuance Trust
   6.90%    10/17/07 ..........       59,000         64,154
Discover Card Master Trust I
   5.30%    11/15/06 ..........      400,000        414,000

                                    PRINCIPAL
                                       AMOUNT         VALUE

Ford Credit Auto Owner Trust
   6.62%    09/15/01 ..........     $560,000   $    582,574
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 ..........       31,687         33,023
   6.97%    04/01/31 ..........       88,000         91,932
Household Private Label Credit
   Card Master Note Trust I
   3.628%   10/15/01 ..........       62,000         62,058
MBNA Master Credit Card Trust
   3.718%   10/15/01 ..........      207,000        207,451(i)
Metris Master Trust
   3.81%    10/20/01 ..........      478,000        480,689(i)
Mid-State Trust
   7.54%    10/01/01 ..........       21,372         22,481
Provident Bank Home
   Equity Loan Trust
   6.72%    01/25/13 ..........       35,403         36,576
Providian Gateway Master Trust
   3.707%   10/15/01 ..........      600,000        601,738(b,i)
PSE&G Transition Funding LLC
   6.61%    06/15/15 ..........       50,000         53,150
West Penn Funding LLC
   6.81%    09/25/08 ..........       63,000         68,238

TOTAL ASSET BACKED
   (COST $3,798,705) ..........                   3,858,692


CORPORATE NOTES -- 10.9%

Abbey National Capital Trust I
   8.963%   06/30/30 ..........      175,000        197,171(i)
Abbey National PLC
   7.35%    10/15/06 ..........       42,000         43,997(i)
   6.70%    06/15/08 ..........       55,000         54,571(i)
Abbott Laboratories
   5.125%   07/01/04 ..........      255,000        263,639
AES Drax Holdings Ltd.
   10.41%   12/31/20 ..........      100,000        108,316
Aetna Services Inc.
   7.375%   03/01/06 ..........      160,000        163,496
   6.97%    08/15/36 ..........      140,000        147,496
Ahold Finance USA Inc.
   8.25%    07/15/10 ..........      215,000        240,151
Air 2 US
   10.127%  10/01/20 ..........      155,000        147,250(b)
Allstate Financial Global Funding
   6.15%    02/01/06 ..........      250,000        260,215(b)
Amerada Hess Corp.
   7.875%   10/01/29 ..........      125,000        129,779


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

American Airlines Inc.
   9.71%    01/02/07 ..........     $127,408  $     121,038
   6.855%   10/15/10 ..........       60,725         61,830
   10.18%   01/02/13 ..........       45,000         46,586
American Home Products Corp.
   5.875%   03/15/04 ..........      105,000        109,505
   6.70%    03/15/11 ..........      155,000        163,001
AOL Time Warner Inc.
   7.625%   04/15/31 ..........      225,000        228,980
AT&T Corp.
   6.50%    03/15/29 ..........      180,000        156,611
AT&T Wireless Services Inc.
   7.35%    03/01/06 ..........      105,000        111,523(b)
Axa
   8.60%    12/15/30 ..........      145,000        157,983
Bank One Corp.
   6.50%    02/01/06 ..........      220,000        231,711
Barclays Bank PLC
   8.55%    09/29/49 ..........      155,000        175,730(b)
BCI US Funding Trust I
   8.01%    07/15/08 ..........      100,000        104,906(b,i)
Beckman Instruments Inc.
   7.10%    03/04/03 ..........       50,000         51,644
Bellsouth Capital Funding
   7.875%   02/15/30 ..........      150,000        166,921
Bellsouth Telecomm Inc.
   6.375%   06/01/28 ..........       55,000         50,513
Boeing Capital Corp.
   7.10%    09/27/05 ..........      195,000        206,088
Brascan Ltd.
   7.375%   10/01/02 ..........       30,000         30,746
Bristol-Myers Squibb Co.
   6.875%   08/01/97 ..........       50,000         51,183
British Telecommunications PLC
   8.375%   12/15/10 ..........      160,000        176,885
Capital One Bank
   6.875%   02/01/06 ..........      205,000        205,791
CIT Group Inc.
   7.125%   10/15/04 ..........      120,000        128,062
Citigroup Inc.
   5.70%    02/06/04 ..........      155,000        160,583
   7.25%    10/01/10 ..........      305,000        332,310
Clear Channel Communications Inc.
   7.25%    09/15/03 ..........      130,000        136,901
   7.875%   06/15/05 ..........      105,000        112,361
Cleveland Electric Toledo Edison
   7.67%    07/01/04 ..........      210,000        224,998
Coca-Cola Enterprises Inc.
   6.70%    10/15/36 ..........       80,000         84,343
Conagra Foods Inc.
   7.125%   10/01/26 ..........      115,000        122,596

                                    PRINCIPAL
                                       AMOUNT         VALUE

Conoco Inc.
   5.90%    04/15/04 ..........     $790,000  $     815,786
Conseco Inc.
   8.70%    11/15/26 ..........       20,000          9,600
Corporacion Andina De Fomento
   6.75%    03/15/05 ..........      130,000        133,068
CSC Holdings Inc.
   8.125%   07/15/09 ..........      130,000        133,727
Delhaize America Inc.
   7.375%   04/15/06 ..........      105,000        112,236(b)
   9.00%    04/15/31 ..........      185,000        209,178(b)
Delphi Automotive Systems Corp.
   6.125%   05/01/04 ..........       85,000         85,666
Delta Air Lines Inc.
   7.57%    11/18/10 ..........       50,000         51,015
Deutsche Telekom AG
   7.75%    06/15/05 ..........       60,000         64,083
   8.25%    06/15/30 ..........      210,000        221,811
Dominion Resources Inc.
   6.00%    01/31/03 ..........      140,000        143,861
Dresdner Funding Trust I
   8.151%   06/30/31 ..........      265,000        281,886(b)
Duke Capital Corp.
   7.25%    10/01/04 ..........      190,000        204,094
Duke Energy Corp.
   5.375%   01/01/09 ..........      150,000        145,140
El Paso Corp.
   7.375%   12/15/12 ..........      160,000        164,832
Empresa Nacional De Electricidad
   8.125%   02/01/97 ..........       65,000         50,375
Enron Corp.
   8.00%    08/15/05 ..........      365,000        385,007(b)
ERAC USA Finance Co.
   8.25%    05/01/05 ..........      225,000        242,309(b)
FedEx Corp.
   7.50%    01/15/18 ..........       92,407         97,381
First Union Corp.
   7.55%    08/18/05 ..........      130,000        141,818
Ford Motor Co.
   7.45%    07/16/31 ..........      200,000        188,944
Ford Motor Credit Co.
   7.60%    08/01/05 ..........      255,000        268,818
   6.875%   02/01/06 ..........      150,000        154,685
   7.375%   10/28/09 ..........       50,000         51,261
   7.875%   06/15/10 ..........      125,000        132,184
FPL Group Capital Inc.
   7.375%   06/01/09 ..........       60,000         64,772
France Telecom S.A.
   7.20%    03/01/06 ..........       80,000         85,087(b)
   8.50%    03/01/31 ..........      490,000        534,767(b)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001

                                    PRINCIPAL
                                       AMOUNT         VALUE

General Motors Acceptance Corp.
   5.80%    03/12/03 ..........     $130,000   $    132,904
   5.75%    11/10/03 ..........       50,000         51,519
   6.125%   09/15/06 ..........      120,000        120,419
   6.125%   01/22/08 ..........       85,000         82,478
   7.25%    03/02/11 ..........       65,000         66,189
Georgia-Pacific Group
   9.95%    06/15/02 ..........       50,000         51,554
Guangdong International Trust &
   Investment Corp.
   8.75%    10/24/16 ..........       50,000          3,500(b,l)
Heritage Media Corp.
   8.75%    02/15/06 ..........       80,000         79,000
Household Finance Corp.
   7.20%    07/15/06 ..........       95,000        102,777
   6.75%    05/15/11 ..........      660,000        679,932
HSBC Capital Funding LP
   9.547%   06/30/10 ..........       75,000         87,712(b,i)
Hydro-Quebec
   8.25%    04/15/26 ..........       50,000         60,237
International Paper Co.
   8.00%    07/08/03 ..........      130,000        138,231
   8.125%   07/08/05 ..........      100,000        108,929
Israel Electric Corp. Ltd.
   8.10%    12/15/96 ..........       25,000         21,636(b)
J.P. Morgan Chase & Co.
   6.75%    02/01/11 ..........       50,000         52,425
John Hancock Financial
   Services Inc.
   6.50%    03/01/11 ..........      180,000        183,727(b)
John Hancock Global Funding II
   5.625%   06/27/06 ..........      175,000        179,642(b)
Kellogg Co.
   5.50%    04/01/03 ..........      215,000        220,336
   7.45%    04/01/31 ..........       75,000         78,082
Kroger Co.
   7.375%   03/01/05 ..........      150,000        159,870
LCI International Inc.
   7.25%    06/15/07 ..........      129,000        133,759
Lehman Brothers Holdings Inc.
   7.50%    08/01/26 ..........      115,000        121,036
Marconi Corp. PLC
   8.375%   09/15/30 ..........      395,000        130,350
MidAmerican Energy Co.
   7.375%   08/01/02 ..........      130,000        134,497
Midwest Generation LLC
   8.56%    01/02/16 ..........      200,000        195,314
Mirant Americas Generation Inc.
   8.30%    05/01/11 ..........      180,000        190,244(b)
Monumental Global Funding
   6.05%    01/19/06 ..........      250,000        259,187(b)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Morgan Stanley Dean Witter & Co.
   7.125%   01/15/03 ..........     $185,000  $     193,184
   6.75%    04/15/11 ..........      270,000        278,084
Nabisco Inc.
   6.125%   02/01/03 ..........       70,000         71,872
National Rural Utilities Cooperative
   6.00%    05/15/06 ..........      205,000        214,204
NB Capital Trust IV
   8.25%    04/15/27 ..........      195,000        203,204
News America Holdings Inc.
   7.625%   11/30/28 ..........      110,000        105,975
Noram Energy Corp.
   6.375%   11/01/01 ..........       70,000         73,173(i)
Osprey Trust/Osprey I
   7.797%   01/15/03 ..........      250,000        258,869(b)
Pemex Finance Ltd.
   9.03%    02/15/11 ..........      165,000        178,240
Pepsi Bottling Holdings Inc.
   5.375%   02/17/04 ..........      150,000        155,971(b)
Petroleos Mexicanos
   9.50%    09/15/27 ..........      180,000        192,600
Phillips Petroleum Co.
   9.375%   02/15/11 ..........      195,000        237,122
PP&L Capital Funding Inc.
   7.75%    04/15/05 ..........      125,000        132,515
Procter & Gamble Co.
   9.36%    01/01/21 ..........      110,000        142,172
Progress Energy Inc.
   6.55%    03/01/04 ..........      105,000        110,202
   7.75%    03/01/31 ..........      105,000        112,456
Qwest Corp.
   7.625%   06/09/03 ..........      435,000        455,867
   5.625%   11/15/08 ..........       95,000         88,512
Raytheon Co.
   7.90%    03/01/03 ..........      140,000        145,916
   6.75%    08/15/07 ..........      150,000        154,636
Royal & Sun Alliance Insurance
   Group PLC
   8.95%    10/15/29 ..........      115,000        114,217
Royal Bank of Scotland Group PLC
   8.817%   03/31/49 ..........      100,000        110,845
   9.118%   03/31/49 ..........       35,000         40,594
   7.648%   08/31/49 ..........       65,000         65,325(i)
Safeway Inc.
   6.15%    03/01/06 ..........      135,000        141,126
SunAmerica Inc.
   5.60%    07/31/97 ..........      105,000         80,950
Systems 2001 Asset Trust
   7.156%   12/15/11 ..........      114,654        117,856(b)
Tele-Communications Inc.
   9.80%    02/01/12 ..........      125,000        154,271
The Walt Disney Co.
   5.62%    12/01/08 ..........       80,000         78,335


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

TRW Inc.
   6.625%   06/01/04 ..........     $110,000    $   112,913
Turner Broadcasting Systems Inc.
   8.375%   07/01/13 ..........      120,000        135,830
Tyco International Group S.A.
   4.95%    08/01/03 ..........      250,000        253,791
   6.375%   02/15/06 ..........      175,000        182,642
   6.75%    02/15/11 ..........      195,000        202,094
UBS PFD Funding Trust I
   8.622%   10/01/10 ..........      300,000        339,415(i)
Union Carbide Corp.
   6.79%    06/01/25 ..........      200,000        211,818
Union Pacific Corp.
   5.84%    05/25/04 ..........      120,000        122,053
United Air Lines Inc.
   7.73%    07/01/10 ..........      815,000        789,784
   9.56%    10/19/18 ..........       65,000         62,075
US Airways Pass-Through Trust
   8.36%    01/20/19 ..........      157,368        149,500
USA Networks Inc.
   6.75%    11/15/05 ..........       80,000         83,777
Vodafone Group PLC
   7.625%   02/15/05 ..........      180,000        194,586
WCG Note Trust
   8.25%    03/15/04 ..........      215,000        220,822(b)
Williams Cos. Inc.
   6.125%   12/01/03 ..........      120,000        124,154
WorldCom Inc.
   6.40%    08/15/05 ..........       85,000         86,343
   7.375%   01/15/06 ..........      130,000        136,726(b)
   7.50%    05/15/11 ..........      100,000        100,804
   8.25%    05/15/31 ..........      105,000        103,105
Yale University
   7.375%   04/15/96 ..........       45,000         49,085
Yorkshire Power Pass-Through
   Asset Trust
   8.25%    02/15/05 ..........      100,000        112,486(b)

TOTAL CORPORATE NOTES
   (COST $22,396,808) .........                  22,848,383



NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%

Bear Stearns Commercial
   Mortgage Securities
   6.20%    02/14/31 ..........       25,000         25,484
   6.48%    02/15/35 ..........       29,000         30,509
Chase Commercial Mortgage
   Securities Corp.
   6.025%   10/01/01 ..........      200,685        208,615
   6.39%    11/18/08 ..........      108,000        113,490

                                    PRINCIPAL
                                       AMOUNT         VALUE

Commercial Mortgage
   Acceptance Corp.
   6.03%    03/15/08 ..........     $100,000   $    104,185
   6.457%   02/16/34 ..........      200,000        207,641(b)
DLJ Commercial Mortgage Corp.
   1.049%   11/12/31 ..........      623,723         27,884(g)
   6.24%    11/12/31 ..........      183,000        191,196
First Nationwide Trust
   7.50%    12/19/30 ..........      188,704        195,191
First Union Lehman Brothers -
   Bank of America
   6.56%    11/18/35 ..........      350,000        372,828
GMAC Commercial Mortgage
   Security Inc.
   6.42%    08/15/08 ..........      174,000        182,961
GS Mortgage Securities Corp.
   (Class A)
   6.624%   05/03/18 ..........      130,000        135,017(b)
   6.86%    07/13/30 ..........      117,000        122,821
GS Mortgage Securities Corp. II
   5.946%   08/05/18 ..........       60,736         62,358(b)
LB-UBS Commercial Mortgage Trust
   6.512%   07/15/11 ..........       30,000         31,106
   6.653%   07/15/11 ..........       25,000         25,844
   6.155%   07/14/16 ..........       59,452         61,329(b)
   6.53%    07/14/16 ..........       60,000         61,912(b)
   6.647%   07/14/16 ..........       28,000         29,068(b)
   6.365%   12/15/28 ..........      150,000        155,953
Lehman Large Loan (Class A2)
   6.84%    09/12/06 ..........      143,000        151,925
Morgan Stanley Capital I
   6.34%    11/15/07 ..........       35,016         36,885
   7.11%    07/15/09 ..........       93,000        101,160
Morgan Stanley Dean Witter
   Capital I
   6.01%    11/15/10 ..........       59,619         61,942
   6.54%    10/15/11 ..........      100,000        105,979
   6.55%    03/15/12 ..........       25,000         26,182
   7.20%    10/15/33 ..........       25,000         27,342
Residential Asset Securitization Trust
   1.0659%  10/01/01 ..........      650,549          9,823(g)
Residential Funding Mortgage
   Securities Inc.
   15.004%  10/25/01 ..........      220,000        233,991(i)
Salomon Brothers Mortgage
   Securities Inc. VII
   07/25/24 ...................       89,804         85,501
   07/25/24 ...................      120,674        118,024
Structured Asset Securities Corp.
   1.6263%  02/25/28 ..........      304,553         18,654(g)


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


                                    PRINCIPAL
                                       AMOUNT         VALUE

TIAA Retail Commercial Mortgage
   5.77%    06/19/16 ..........    $  58,762   $     60,855(b)
   6.56%    06/19/26 ..........       60,000         63,574(b)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,318,674) ..........                   3,447,229


SOVEREIGN BONDS -- 0.1%

Ontario Province of Canada
   7.375%   01/27/03 ..........      150,000        158,886
Quebec Province of Canada
   7.50%    09/15/29 ..........       90,000        100,864

TOTAL SOVEREIGN BONDS
   (COST $241,110) ............                     259,750


TOTAL BONDS AND NOTES
   (COST $72,657,978) .........                  74,521,889

                                     NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
--------------------------------------------------------------------------------

DOMESTIC PREFERRED -- 0.2%

Centaur Funding Corp.
   (Series B), 9.08% ..........          425        459,550(b)


FOREIGN PREFERRED -- 0.3%

Fresenius AG ..................          169         16,456
Fresenius Medical Care AG .....        3,241        175,494
Henkel KGaA ...................        5,838        338,164
                                                    530,114

TOTAL PREFERRED STOCK
   (COST $955,055) ............                     989,664

                                       NUMBER
                                    OF SHARES         VALUE

WARRANTS -- 0.0%*
--------------------------------------------------------------------------------

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 ...................           27         $1,499(a)
Publicis SA-CVG, 03/07/02 .....        1,821          6,761(a)

TOTAL WARRANTS
   (COST $0) ..................                       8,260


TOTAL INVESTMENTS IN SECURITIES
   (COST $204,079,551) ........                 203,280,715

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.4%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............    4,960,591      4,960,591

                                   PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.1%

Banque National De Paris New York
   3.73%    12/17/01 ..........   $  870,000        870,000
Commerzbank AG
   3.73%    12/20/01 ..........    1,410,000      1,410,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $7,240,591) ..........                   7,240,591


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.5)% .................                  (1,119,521)
                                               ------------


NET ASSETS-- 100% .............                $209,401,785
                                               ============


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND


 INVESTMENT PROFILE

 A mutual fund designed for
 investors who seek a high level
 of current income consistent
 with the preservation of capital
 and maintenance of liquidity by
 investing primarily in short-term,
 U.S. dollar-denominated money
 market instruments.


LIPPER PERFORMANCE COMPARISON

Money Market Peer Group

Based on average annual total returns for the periods ended 9/30/01

                       ONE       FIVE
                       YEAR      YEAR
                     --------- ---------
Number of
Funds in
peer group:             347        237
--------------------------------------------
Peer group
average annual
total return:         4.50%      4.89%
--------------------------------------------
Lipper categories
in peer group:  Money Market


CHANGE IN VALUE OF A $10,000 INVESTMENT

 [LINE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

               GE Money Market Fund               90 Day T-Bill
2/22/93             10,000.00                        10,000.00
9/93                10,164.21                        10,176.55
9/94                10,500.20                        10,562.06
9/95                11,079.32                        11,160.37
9/96                11,653.48                        11,743.11
9/97                12,252.89                        12,350.23
9/98                12,894.00                        12,982.86
9/99                13,497.68                        13,575.93
9/00                14,281.39                        14,356.12
9/01                14,976.08                        15,018.82


AVERAGE ANNUAL
TOTAL RETURN

                    ONE     FIVE      SINCE
                    YEAR    YEAR    INCEPTION
                    -----   -----   ---------
GE Money Market     4.86%   5.15%     4.81%
90 Day T-Bill       4.51%   5.02%     4.83%


FUND YIELD
AT SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                       FUND      IBC MONEY FUND
                       -------   --------------
  7-day current         2.87%+        2.55%
  7-day effective       2.91%         2.59%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
 REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT
 SEPTEMBER 30, 2001.


AN INVESTMENT IN THE GE
MONEY MARKET FUND IS NOT
INSURED OR GUARANTEED BY THE
FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER
GOVERNMENT AGENCY. ALTHOUGH
THE FUND SEEKS TO PRESERVE
THE VALUE OF YOUR INVESTMENT
AT $1.00 PER SHARE, IT IS
POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Q&A

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2001?

A. The GE Money Market Fund returned 4.86% for the one-year period ended September 30, 2001. The Fund delivered a higher-yield than its broad-based benchmark, the 90-day U.S. Treasury Bill, which returned 4.51% and our Lipper peer group of 347 Money Market funds, which gained an average of 4.50%.


Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. Maintaining a longer average maturity throughout the period benefited relative returns, as the Federal Reserve provided liquidity to a weakening economy by lowering short-term interest rates.

                                                            GE MONEY MARKET FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2001


GE MONEY MARKET FUND

MARKET VALUE OF $279,483 (IN THOUSANDS)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]

COMMERICAL PAPER                      45.3%
YANKEE CERTIFICATES OF DEPOSITS       28.6%
U.S. GOVERNMENTS                      26.0%
TIME DEPOSITS                          0.1%


                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST

SHORT-TERM INVESTMENTS -- 100.4%
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 26.1%


U.S. AGENCIES (D)

Federal Farm Credit Bank
   4.46%    12/18/01 ..........   $3,250,000 $    3,219,369
Federal Home Loan Bank
   3.85%    10/31/01 ..........    4,160,000      4,146,861
   4.90%    02/07/02 ..........   11,000,000     10,998,843
                                                 15,145,704
Federal Home Loan Mortgage Corp.
   3.58%    12/14/01 ..........    3,120,000      3,097,425
   3.58%    12/28/01 ..........    3,000,000      2,968,100
   4.46%    03/28/02 ..........    8,250,000      8,154,140
                                                 14,219,665
Federal National Mortgage Assoc.
   4.90%    10/12/01 ..........      249,000        248,667
   3.35%    11/01/01 ..........   11,260,000     11,226,064
   3.35%    11/15/01 ..........   10,940,000     10,893,915
   3.83%    04/05/02 ..........   10,850,000     10,640,342
   3.32%    05/03/02 ..........    5,690,000      5,577,671
   2.52%    08/23/02 ..........    1,500,000      1,466,313
                                                 40,052,972

TOTAL U.S. GOVERNMENTS
   (COST $72,637,710) .........                  72,637,710


COMMERCIAL PAPER -- 45.5%

Morgan Stanley Dean Witter
   3.15%    10/02/01 ..........    5,180,000      5,179,547
Abbey National PLC
   3.558%   10/26/01 ..........   11,230,000     11,202,253
ABN AMRO
   3.21%    12/19/01 ..........   11,180,000     11,180,000
Banc One Corp.
   3.37%    11/20/01 ..........   10,250,000     10,202,024

                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST
Bank of America
   3.58%    10/18/01 ..........  $11,300,000    $11,280,897
Citicorp
   2.55%    10/30/01 ..........   11,300,000     11,276,788
Dexia Bank
   2.57%    12/18/01 ..........   11,150,000     11,150,000
Goldman Sachs Group LP
   2.95%    10/23/01 ..........   11,000,000     10,980,169
Halifax Group PLC
   3.195%   12/10/01 ..........   10,860,000     10,792,532
J.P. Morgan & Chase Co.
   3.39%    11/19/01 ..........   11,170,000     11,118,460
UBS Finance Inc.
   3.53%    10/25/01 ..........   11,260,000     11,233,501
Wells Fargo Bank N.A.
   3.40%    12/05/01 ..........   11,110,000     11,110,000

TOTAL COMMERCIAL PAPER
   (COST $126,706,171) ........                 126,706,171


YANKEE CERTIFICATES OF DEPOSIT -- 28.7%

Bank of Nova Scotia
   2.50%    11/30/01 ..........   14,000,000     14,000,000
Barclays US Funding Corp.
   2.50%    10/22/01 ..........    1,500,000      1,497,812
   2.52%    10/22/01 ..........   10,140,000     10,125,094
Bayerische Vereinsbank AG
   3.51%    10/09/01 ..........   11,300,000     11,291,186
Canadian Imperial
   Holding Inc.
   2.495%   10/22/01 ..........   10,000,000      9,985,446
Deutsche Bank AG
   3.438%   10/01/01 ..........   11,470,000     11,470,000
Dresdner Bank AG
   3.35%    11/30/01 ..........   11,160,000     11,160,000
Societe Generale
   North America Inc.
   3.67%    10/01/01 ..........   10,410,000     10,410,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $79,939,538) .........                  79,939,538


TIME DEPOSIT -- 0.1%

State Street Cayman Islands
   3.25%    10/01/01
   (COST $199,726) ............      199,726        199,726

TOTAL SHORT-TERM INVESTMENTS
   (COST $279,483,145) ........                 279,483,145


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.4)% .................                  (1,048,573)
                                               ------------

NET ASSETS-- 100% .............                $278,434,572
                                               ============


--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                             NOTES TO PERFORMANCE September 30, 2001 (unaudited)


Information on the preceding performance pages relating to the Fund's one year total return and top ten largest holdings is audited, all other information on the performance pages is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

The performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods except the years ended September 30, 2001, 2000, 1999 and 1998, respectively, reflect the prior performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, and GE Tax-Exempt Fund is limited to the period from the Merger Date to September 30, 2001.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") has agreed in writing to limit "Other Expenses" of each class of certain funds on an annualized basis through January 28, 2002. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the S&P 500/BARRA Growth Index (S&P 500/BARRA Growth), the S&P MidCap 400 Composite Price Index of stocks (S&P MidCap 400), the S&P MidCap 400/BARRA Value (S&P 400/BARRA Value), the Russell 2000 Index (Russell 2000), the Russell 1000 Value Index (Russell 1000 Value), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Morgan Stanley Capital International Europe Index (MSCI Europe), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Government), the Lehman Brothers 1-3 Year Government Bond Index (LB 1-3 Year), the Lehman Brothers 10-Year Municipal Index (LBMI) and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500/BARRA Growth and Value indices are capitalization-weighted indices constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. This splits the S&P 500 Index into two mutually exclusive groups designed to track two predominant investment styles in the U.S. equity market. The S&P 500 BARRA Value Index contains firms with higher book-to-price ratios; conversely, the S&P 500/BARRA Growth Index has firms with lower book-to-price ratios. The S&P MidCap 400 is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization. The S&P 400 MidCap 400/BARRA Value (S&P 400/BARRA Value) is a capitalization-weighted index of all the stocks in the S&P MidCap 400 Composite Price Index of stocks that have low price-to-book ratios. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 1000 measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. MSCI World is a composite of 1,303 securities traded in 24 developed markets of the world. MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and the Far East. MSCI Europe is a composite of securities traded in 22 developed markets in Europe. MSCI EMF is a composite of

                             NOTES TO PERFORMANCE September 30, 2001 (unaudited)


securities available to non-domestic investors traded in 25 emerging markets. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Government is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with remaining maturities greater than one year and with at least $100 million in outstanding issuance. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. LBMI is a composite of investment grade, fixed-rate municipal bonds and is considered to be representative of the municipal bond market. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The GE Tax-Exempt Fund changed its benchmark index during the fiscal year-ended September 30, 1999 from the Lehman Brothers 10-Year General Obligation Municipal Bond Index, which is an index comprised of all municipal general obligation investment-grade debt issues with maturities between 8 and 11 years and each issue being at least $50 million, to the LBMI.

The GE High Yield Fund changed its benchmark during the fiscal year-ended September 30, 2000 from the Salomon Smith Barney High Yield Market Index, which is an index comprised of below investment-grade corporate bonds issued in the United States, to the CS First Boston High Yield.

The GE Mid-Cap Value Equity Fund changed its benchmark index during the year ended September 30, 2001 from the S&P 400 MidCap Stock Index to the S&P MidCap 400/BARRA Value. The companies included in the S&P MidCap 400/BARRA Value better represent the equity investments of the Fund.

The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. The IBC Money Fund Report yields represent the average yields of 1,133 taxable money market funds.

A number of the broad market returns are not available from the Funds' commencement of investment operations through September 30, 2001 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The GE S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the GE S&P 500 Index Fund to track general stock market performance.

 + Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

                            NOTES TO SCHEDULES OF INVESTMENTS September 30, 2001


(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $62,803; $148,677; $539,358; $12,545,130; $2,171,275; $278,650; $3,233,547
    and $6,374,495 or 0.11%, 0.22%, 3.38.%, 5.95%, 0.93%, 0.88%, 12.45% and
    3.04% of net assets for the GE Global Equity, GE International Equity, GE Emerging Markets, GE Fixed Income, GE Government Securities, GE Short-Term Government, GE High Yield and GE Strategic Investment Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2001, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2001.

(j) All or a portion of the security out on loan.

(k) Treasury Inflation Protected Security. Principal amount has been adjusted for inflation.

(l) At September 30, 2001, the security is in default of its interest payments.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA or FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2001 (as a percentage of net assets) as follows:

    MBIA      12.73%
    AMBAC      5.43%
    FGIC       5.06%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Step coupon bond. Security becomes interest bearing at a future date.

(r) Issuer has filed for bankruptcy.

^   Denominated in USD unless otherwise indicated.

*   Less than 0.01%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.


Abbreviations:

ADR         American Depositary Receipt

AMBAC       AMBAC Indemnity Corporation

EUR         Euro

FDR         Finish Depositary Receipt

FGIC        Financial Guaranty Insurance Corporation

FHA         Federal Housing Administration

FSA         Financial Security Assurance

GBP         British Pound

GDR         Global Depositary Receipt

G.O.        General Obligation

MBIA        Municipal Bond Investors Assurance Corporation

REGD.       Registered

REMIC       Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and
            Principal of Security

USD         United States Dollar


                                                                                                 FINANCIAL HIGHLIGHTS
                                        SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE U.S. EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
                                                                        CLASS A
                                         ----------------------------------------------------------------------------
                                            9/30/01(b)      9/30/00(b)   9/30/99(b,c)  9/30/98(b)        9/30/97
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..........................        --             --           --            --           1/5/93
Net asset value, beginning of period ....      $32.45         $32.53       $27.82        $29.00         $23.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........        0.13           0.15         0.18          0.27           0.30
  Net realized and unrealized
   gains (losses) on investments ........       (5.52)          3.63         7.26          1.22           8.19
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS ............................       (5.39)          3.78         7.44          1.49           8.49
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................        0.12           0.14         0.23          0.24           0.32
  Net realized gains ....................        1.94           3.72         2.50          2.43           2.19
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................        2.06           3.86         2.73          2.67           2.51
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........      $25.00         $32.45       $32.53        $27.82         $29.00
=====================================================================================================================
TOTAL RETURN (A) ........................     (17.71%)        12.10%       27.79%         5.62%         39.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $285,417       $385,111     $311,958      $124,714        $97,886
  Ratios to average net assets:
   Net investment income (loss)* ........       0.43%          0.46%        0.56%         0.92%          1.18%
   Net expenses* ........................       0.87%          0.83%        0.81%         0.75%          0.75%
   Gross expenses* ......................       0.88%          0.83%        0.83%         0.84%          0.93%
  Portfolio turnover rate ...............         53%            48%          46%           29%            38%
---------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
                                         ---------------------------------------------------------------------------------
                                              9/30/01(b)      9/30/00(b)        9/30/99(b)       9/30/98(b)       9/30/97
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..........................         --               --                --                --        12/22/93
Net asset value, beginning of period ....       $31.30           $31.58            $27.11            $28.35        $22.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........        (0.09)           (0.09)            (0.06)             0.05          0.11
  Net realized and unrealized
   gains (losses) on investments ........        (5.30)            3.53              7.08              1.20          8.03
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS ............................        (5.39)            3.44              7.02              1.25          8.14
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         --               --                0.05              0.06          0.17
  Net realized gains ....................         1.94             3.72              2.50              2.43          2.19
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         1.94             3.72              2.55              2.49          2.36
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........       $23.97           $31.30            $31.58            $27.11        $28.35
==========================================================================================================================
TOTAL RETURN (A) ........................      (18.33%)          11.29%            26.83%             4.80%        38.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)     $35,163          $46,577           $36,921           $21,407        $14,380
  Ratios to average net assets:
   Net investment income (loss)* ........       (0.32%)          (0.29%)           (0.19%)            0.17%         0.44%
   Net expenses* ........................        1.62%            1.58%             1.56%             1.50%         1.50%
   Gross expenses* ......................        1.63%            1.58%             1.58%             1.63%         1.88%
  Portfolio turnover rate ...............          53%              48%               46%               29%           38%
--------------------------------------------------------------------------------------------------------------------------


                                                     CLASS C
                                                   (LEVEL LOAD)                             CLASS Y(D)
------------------------------------------------------------------------------------------------------------------------------------
                                             9/30/01(b)  9/30/00(b)    9/30/01(b)  9/30/00(b)   9/30/99(b)   9/30/98(b)    9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --       9/30/99         --          --          --          --         11/29/93
Net asset value, beginning of period           $31.08       $31.58       $32.38      $32.48      $27.78      $28.99         $23.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.09)       (0.10)        0.20        0.23        0.26        0.34           0.37
  Net realized and unrealized
   gains (losses) on investments                (5.26)        3.53        (5.50)       3.62        7.25        1.21           8.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS                                    (5.35)        3.43        (5.30)       3.85        7.51        1.55           8.56
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           --          0.21         0.20        0.23        0.31        0.33           0.41
  Net realized gains                             1.94         3.72         1.94        3.72        2.50        2.43           2.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              1.94         3.93         2.14        3.95        2.81        2.76           2.60
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $23.79       $31.08       $24.94      $32.38      $32.48      $27.78         $28.99
====================================================================================================================================
TOTAL RETURN (A)                               (18.30%)     11.25%      (17.50%)     12.38%      28.14%       5.86%         40.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $5,129      $4,811     $288,666    $377,913    $358,583    $281,071       $212,957
  Ratios to average net assets:
   Net investment income (loss)*                (0.33%)     (0.32%)       0.68%       0.71%       0.81%       1.16%          1.45%
   Net expenses*                                 1.62%       1.57%        0.62%       0.58%       0.56%       0.50%          0.50%
   Gross expenses*                               1.64%       1.57%        0.63%       0.58%       0.58%       0.56%          0.52%
  Portfolio turnover rate                          53%         48%          53%         48%         46%         29%            38%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                FINANCIAL HIGHLIGHTS
                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------

                                                                        Class A
                                          9/30/01(b)      9/30/00(b)   9/30/99(b,c)   9/30/98(b)      9/30/97(e)
                                        ----------------------------------------------------------------------------
INCEPTION DATE .........................        --              --            --          --            9/8/93

Net asset value, beginning of period ...      $12.76          $12.18        $9.93       $13.58          $10.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........        0.05            0.05         0.02         0.05            0.07
  Net realized and unrealized
   gains (losses) on investments .......       (1.96)           1.31         2.66         0.46            3.59
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...............       (1.91)           1.36         2.68         0.51            3.66
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................        --              --           0.03         --              0.04
  Net realized gains ...................        0.78            0.78         0.40         4.16            0.87
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................        0.78            0.78         0.43         4.16            0.91
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........      $10.07          $12.76       $12.18        $9.93          $13.58
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .......................     (15.95%)         11.35%       27.34%        5.86%          36.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................     $46,045         $43,283      $29,607      $14,276          $8,236
  Ratios to average net assets:
    Net investment income (loss)* ......       0.42%           0.38%        0.18%        0.50%           0.63%
    Net expenses* ......................       1.08%           1.05%        1.29%        1.31%           1.30%
    Gross expenses* ....................       1.09%           1.05%        1.30%        1.33%           1.33%
  Portfolio turnover rate ..............         52%             49%          31%          40%            131%
--------------------------------------------------------------------------------------------------------------------



                                                                             Class B
                                          9/30/01(b)      9/30/00(b)        9/30/99(b)       9/30/98(b)       9/30/97(e)
                                        --------------------------------------------------------------------------------

INCEPTION DATE .........................      --             --                --                --           9/8/93

Net asset value, beginning of period ...    $12.39         $11.94              $9.77           $13.48         $10.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........     (0.04)         (0.04)             (0.04)            --            (0.01)
  Net realized and unrealized
   gains (losses) on investments .......     (1.88)          1.27               2.61             0.45           3.57
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...............     (1.92)          1.23               2.57             0.45           3.56
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................      --             --                --                --             --
  Net realized gains ...................      0.78           0.78               0.40             4.16           0.87
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................      0.78           0.78               0.40             4.16           0.87
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........     $9.69         $12.39             $11.94            $9.77         $13.48
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .......................   (16.54%)        10.44%             26.67%            5.32%         35.23%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................   $28,131        $45,675            $51,369          $44,655        $46,035
  Ratios to average net assets:
    Net investment income (loss)* ......    (0.32%)        (0.36%)            (0.32%)           0.00%         (0.12%)
    Net expenses* ......................     1.83%          1.80%              1.81%            1.81%          2.05%
    Gross expenses* ....................     1.83%          1.80%              1.82%            1.81%          2.07%
  Portfolio turnover rate ..............       52%            49%                31%              40%           131%
----------------------------------------------------------------------------------------------------------------------


                                                     CLASS C
                                                    (LEVEL LOAD)                            CLASS Y(D)
                                             9/30/01(b)    9/30/00(b)      9/30/01(b)       9/30/00(b)    9/30/99(b)    9/30/98(b,h)
                                            ----------------------------------------------------------------------------------------
INCEPTION DATE .............................     --          9/30/99           --              --              --           1/5/98
Net asset value, beginning of period .......   $12.40         $11.94         $13.41          $12.74         $10.38          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............    (0.04)         (0.05)          0.08            0.08           0.08            0.08
  Net realized and unrealized
   gains (losses) on investments ...........    (1.90)          1.29          (2.06)           1.37           2.76            0.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................    (1.94)          1.24          (1.98)           1.45           2.84            0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     --             --             --              --             0.08             --
  Net realized gains .......................     0.78           0.78           0.78            0.78           0.40             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................     0.78           0.78           0.78            0.78           0.48             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............    $9.68         $12.40         $10.65          $13.41         $12.74          $10.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................  (16.70%)        10.53%        (15.69%)         11.56%         27.85%           3.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .     $982           $847         $5,686          $3,769         $2,292          $1,580
  Ratios to average net assets:
     Net investment income (loss)* .........   (0.34%)        (0.41%)         0.67%           0.61%          0.68%           0.98%
     Net expenses* .........................    1.83%          1.80%          0.83%           0.80%          0.81%           0.81%
     Gross expenses* .......................    1.84%          1.80%          0.84%           0.80%          0.82%           0.81%
  Portfolio turnover rate ..................      52%            49%            52%             49%            31%             40%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                              9/30/01(b)      9/30/00(b)     9/30/99(b,c)   9/30/98(b)      9/30/97(e)
                                            ------------------------------------------------------------------------------

INCEPTION DATE .............................     --               --             --             --            9/8/93
Net asset value, beginning of period .......   $12.57            $9.42          $8.27         $17.61          $13.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............     --(g)            0.01          (0.04)         (0.04)          (0.07)
  Net realized and unrealized
    gains (losses) on investments ..........     (2.40)           3.14           1.19          (1.86)           4.52
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
   OPERATIONS ..............................     (2.40)           3.15           1.15          (1.90)           4.45
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     --               --             --             --              --
  Net realized gains .......................     1.23             --             --              7.37           --
  Return of capital ........................     0.06             --             --              0.07           --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................     1.29             --             --             7.44            --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............    $8.88           $12.57          $9.42          $8.27          $17.61
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................  (20.89%)          33.44%         13.91%        (16.11%)         33.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................  $21,857          $23,942        $15,943        $10,134         $10,885
  Ratios to average net assets:
   Net investment income (loss)* ...........    0.00%**          0.12%         (0.41%)        (0.35%)         (0.51%)
   Net expenses* ...........................    1.14%            1.15%          1.38%          1.40%           1.31%
   Gross expenses* .........................    1.17%            1.25%          1.46%          1.45%           1.46%
  Portfolio turnover rate ..................      51%              47%            48%            13%            139%
--------------------------------------------------------------------------------------------------------------------------




                                                                          CLASS B
                                            ----------------------------------------------------------------------
                                              9/30/01(b)     9/30/00(b)   9/30/99(b)  9/30/98(b)     9/30/97(e)
                                            ----------------------------------------------------------------------

INCEPTION DATE .............................      --           --          --             --           9/8/93
Net asset value, beginning of period .......    $11.71        $8.84       $7.80        $17.11          $12.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............     (0.07)       (0.07)      (0.08)        (0.08)          (0.18)
  Net realized and unrealized
    gains (losses) on investments ..........     (2.21)        2.94        1.12         (1.79)           4.42
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
   OPERATIONS ..............................     (2.28)        2.87        1.04         (1.87)           4.24
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................      --           --          --             --              --
  Net realized gains .......................      1.23         --          --            7.40             --
  Return of capital ........................      0.06         --          --            0.04             --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      1.29         --          --            7.44             --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............     $8.14       $11.71       $8.84         $7.80          $17.11
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................   (21.45%)      32.47%      13.33%       (16.62%)         33.02%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................   $10,064      $16,908     $18,073       $22,038         $32,280
  Ratios to average net assets:
   Net investment income (loss)* ...........    (0.73%)      (0.65%)     (0.91%)       (0.86%)         (1.26%)
   Net expenses* ...........................     1.89%        1.90%       1.90%         1.90%           2.06%
   Gross expenses* .........................     1.93%        2.00%       1.97%         1.93%           2.21%
  Portfolio turnover rate ..................       51%          47%         48%           13%            139%
------------------------------------------------------------------------------------------------------------------


                                                       CLASS C
                                                     (LEVEL LOAD)                             CLASS Y(D)
                                            ----------------------------------------------------------------------------------------
                                             9/30/01(b)     9/30/00(b)      9/30/01(b)     9/30/00(b)     9/30/99(b)    9/30/98(b,h)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .............................     --           9/30/99          --              --              --          1/5/98
Net asset value, beginning of period .......   $11.71          $8.84         $13.35          $9.98           $8.71         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............   (0.08)         (0.07)           --(g)          0.03            0.01           0.01
  Net realized and unrealized
   gains (losses) on investments ...........   (2.20)          2.94          (2.32)           3.34            1.26          (1.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS .............................   (2.28)          2.87          (2.32)           3.37            1.27          (1.29)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     --             --             --              --              --             --
  Net realized gains .......................    1.23            --            1.23             --              --             --
  Return of capital ........................    0.06            --            0.06             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................    1.29            --            1.29             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............    $8.14        $11.71          $9.74          $13.35           $9.98          $8.71
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................  (21.44%)       32.47%        (18.87%)         33.77%          14.58%        (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .     $246          $186            $40             $14            $783           $471
  Ratios to average net assets:
     Net investment income (loss)* .........   (0.79%)       (0.60%)         0.01%           0.26%           0.09%          0.21%
  Net expenses* ............................    1.88%         1.90%          0.88%           0.90%           0.90%          0.89%

  Gross expenses* ..........................    1.91%         2.00%          0.89%           1.01%           0.97%          0.89%

Portfolio turnover rate ....................      51%           47%            51%             47%             48%            13%
------------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                 FINANCIAL HIGHLIGHTS
                                        SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE MID-CAP VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
                                                        CLASS A                                CLASS B
                                       ------------------------------------------------------------------------------
                                        9/30/01(b)   9/30/00(b) 9/30/99(b,c,i) 9/30/01(b)  9/30/00(b) 9/30/99(b,i)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................     --             --       12/31/98      --            --     12/31/98
Net asset value, beginning of period ..   $10.60         $9.83       $10.00     $10.50         $9.77    $10.00
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income (loss) ........     0.03          0.06         0.04     (0.05)        (0.02)     (0.02)
  Net realized and unrealized
    gains (losses) on investments .....    (0.60)         0.78        (0.21)    (0.59)          0.77     (0.21)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............    (0.57)         0.84        (0.17)     (0.64)         0.75     (0.23)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............     --            0.07          --        --           0.02        --
  Net realized gains ..................     0.06           --           --        0.06          --         --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................     0.06          0.07          --        0.06          0.02       --
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........    $9.97        $10.60        $9.83      $9.80        $10.50     $9.77
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................   (5.42%)        8.55%       (1.70%)    (6.14%)        7.69%    (2.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................   $2,145        $1,911         $708       $434          $298      $177
  Ratios to average net assets:
   Net investment income (loss)* ......    0.26%         0.54%        0.47%     (0.49%)       (0.19%)   (0.21%)
   Net expenses* ......................    1.27%         1.23%        1.15%      2.02%         1.98%     1.90%
   Gross expenses* ....................    1.27%         1.34%        1.54%      2.02%         2.09%     2.38%
  Portfolio turnover rate .............     101%           35%          17%       101%           35%       17%
---------------------------------------------------------------------------------------------------------------------



                                          CLASS C (LEVEL LOAD)                  CLASS Y(D)
                                       --------------------------------------------------------------------
                                         9/30/01(b)   9/30/00(b)   9/30/01(b)   9/30/00(b)   9/30/99(b,i)
-----------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................      --        9/30/99         --           --          12/31/98
Net asset value, beginning of period ..    $10.44       $9.77        $10.61        $9.84         $10.00
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income (loss) ........     (0.05)      (0.02)         0.06         0.08           0.06
  Net realized and unrealized
    gains (losses) on investments .....     (0.58)       0.77         (0.60)        0.78          (0.22)
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............     (0.63)       0.75         (0.54)        0.86          (0.16)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      --          0.08          0.02         0.09            --
  Net realized gains ..................      0.06         --           0.06         --              --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................      0.06        0.08          0.08         0.09            --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........     $9.75      $10.44         $9.99       $10.61          $9.84
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................    (6.08%)      7.69%        (5.15%)       8.72%         (1.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................      $804        $590       $10,421      $10,990        $10,103
  Ratios to average net assets:
   Net investment income (loss)* ......    (0.50%)     (0.23%)        0.50%        0.81%          0.79%
   Net expenses* ......................     2.02%       1.99%         1.02%        0.97%          0.90%
   Gross expenses* ....................     2.02%       2.09%         1.02%        1.09%          1.36%
  Portfolio turnover rate .............      101%         35%          101%          35%            17%
-----------------------------------------------------------------------------------------------------------


GE SMALL-CAP VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------

                                                     CLASS A                                    CLASS B
                                       -------------------------------------------------------------------------------------
                                       9/30/01(b)   9/30/00(b)   9/30/99(b,c)    9/30/01(b)    9/30/00(b)     9/30/99(b)
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................     --          --         9/30/98          --             --           9/30/98
Net asset value, beginning of period ..   $13.60      $12.16       $10.00         $13.41         $12.09         $10.00
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income (loss) ........     0.05       0.00(g)      (0.02)         (0.05)         (0.10)         (0.06)
  Net realized and unrealized
    gains (losses) on investments .....     0.56        3.10         2.24           0.55           3.08           2.19
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............     0.61        3.10         2.22           0.50           2.98           2.13
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............     --          --           0.03           --             --             0.01
  Net realized gains ..................     0.47        1.66         0.03           0.47           1.66           0.03
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................     0.47        1.66         0.06           0.47           1.66           0.04
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........   $13.74      $13.60       $12.16         $13.44         $13.41         $12.09
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................    4.70%      27.80%       22.28%          4.00%         26.77%         21.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ....................  $32,918     $29,228      $14,561        $13,320        $11,853         $8,505
  Ratios to average net assets:
   Net investment income (loss)* ......    0.36%       0.02%       (0.15%)        (0.40%)        (0.75%)        (0.56%)
   Net expenses* ......................    1.12%       1.10%        1.15%          1.88%          1.85%          1.90%
   Gross expenses* ....................    1.17%       1.11%        1.41%          1.92%          1.86%          2.19%
  Portfolio turnover rate .............     146%        219%         182%           146%           219%           182%
----------------------------------------------------------------------------------------------------------------------------


                                         CLASS C (LEVEL LOAD)             CLASS Y(D)
                                       -----------------------------------------------------------
                                        9/30/01(b)  9/30/00(b)   9/30/01(b) 9/30/00(b)  9/30/99(b)
--------------------------------------------------------------------------------------------------
INCEPTION DATE ........................    --        9/30/99       --          --        9/30/98
Net asset value, beginning of period ..  $13.41      $12.09      $13.66      $12.18      $10.00
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income (loss) ........   (0.06)      (0.10)       0.09        0.05        0.05
  Net realized and unrealized
    gains (losses) on investments .....    0.56        3.08        0.57        3.09        2.19
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............    0.50        2.98        0.66        3.14        2.24
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............    --          --          --          --          0.03
  Net realized gains ..................    0.47        1.66        0.47        1.66        0.03
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    0.47        1.66        0.47        1.66        0.06
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........  $13.44      $13.41      $13.85      $13.66      $12.18
--------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................   4.00%      26.77%       5.06%      28.11%      22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ....................    $455        $159      $5,892       $10,9        $293
  Ratios to average net assets:
   Net investment income (loss)* ......  (0.45%)     (0.76%)      0.65%       0.35%       0.41%
   Net expenses* ......................   1.88%       1.85%       0.87%       0.83%       0.90%
   Gross expenses* ....................   1.94%       1.86%       0.91%       0.83%       1.17%
  Portfolio turnover rate .............    146%        219%        146%        219%        182%
--------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                       FINANCIAL HIGHLIGHTS
                                              SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE S&P 500 INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS A
                                                             --------------------------------------------------------------
                                                                9/30/01              9/30/00(f)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ............................................        --                   4/28/00
Net asset value, beginning of period ......................       $9.94                  $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ............................        0.08                    0.04
  Net realized and unrealized
    gains (losses) on investments .........................       (2.74)                  (0.10)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............       (2.66)                  (0.06)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................................        0.07                    --
  Net realized gains ......................................        --                      --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................        0.07                    --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............................       $7.21                   $9.94
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..........................................     (26.95%)                 (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................     $24,695                 $28,534
  Ratios to average net assets:
   Net investment income (loss)* ..........................       0.99%                   1.13%
   Net expenses* ..........................................       0.45%                   0.45%
   Gross expenses* ........................................       0.50%                   1.06%
  Portfolio turnover rate .................................          5%                      6%
---------------------------------------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GLOBAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
                                         ------------------------------------------------------------------------------
                                          9/30/01(b)       9/30/00(b)      9/30/99(b,c)      9/30/98(b)      9/30/97
-----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..........................    --              --               --               --          1/5/93
Net asset value, beginning of period ....  $27.18          $25.86            $19.72          $24.81        $22.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........    0.08            0.03              0.06            0.05          0.04
  Net realized and unrealized
   gains (losses) on investments ........   (6.26)           3.61              7.05           (2.65)         3.94
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................   (6.18)           3.64              7.11           (2.60)         3.98
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    --              --               --                0.02         0.06
  Net realized gains ....................    4.42            2.32              0.97            2.47          1.29
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................    4.42            2.32              0.97            2.49          1.35
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........  $16.58          $27.18            $25.86          $19.72        $24.81
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................ (26.69%)         14.45%            36.89%         (10.86%)       18.82%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................... $42,200         $49,784           $39,245         $28,412       $35,120
  Ratios to average net assets:
   Net investment income (loss)* ........   0.39%           0.11%             0.23%           0.22%         0.24%
   Net expenses* ........................   1.34%           1.31%             1.35%           1.34%         1.35%
   Gross expenses* ......................   1.35%           1.31%             1.37%           1.35%         1.45%
  Portfolio turnover rate ...............     62%             77%               64%             71%           70%
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
                                                                   CLASS B
                                         ---------------------------------------------------------------------
                                            9/30/01(b)    9/30/00(b)   9/30/99(b)      9/30/98(b)     9/30/97
--------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..........................     --            --            --            --        12/22/93
Net asset value, beginning of period ....   $25.90        $24.92        $19.17        $24.32       $21.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........    (0.08)        (0.16)        (0.12)        (0.11)       (0.08)
  Net realized and unrealized
   gains (losses) on investments ........    (5.88)         3.46          6.84         (2.57)        3.82
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................    (5.96)         3.30          6.72         (2.68)        3.74
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................     --            --            --            --           --
  Net realized gains ....................     4.42          2.32          0.97          2.47         1.29
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................     4.42          2.32          0.97          2.47         1.29
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........   $15.52        $25.90        $24.92        $19.17       $24.32
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................  (27.24%)       13.56%        35.85%       (11.44%)      17.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................   $1,327        $2,384        $1,477          $989         $877
  Ratios to average net assets:
   Net investment income (loss)* ........   (0.42%)       (0.60%)       (0.51%)       (0.48%)      (0.52%)
   Net expenses* ........................    2.09%         2.06%         2.10%         2.10%        2.10%
   Gross expenses* ......................    2.10%         2.06%         2.12%         2.45%        3.33%
  Portfolio turnover rate ...............      62%           77%           64%           71%          70%
--------------------------------------------------------------------------------------------------------------



                                                CLASS C
                                              (LEVEL LOAD)                                 CLASS Y(D)
                                         -------------------------------------------------------------------------------------------
                                          9/30/01(b)   9/30/00(b)   9/30/01(b)    9/30/00(b)    9/30/99(b)   9/30/98(b)     9/30/97
------------------------------------------------------------------------------------------------------------------------------------
Inception date ..........................     --        9/30/99         --            --            --          --          11/29/93
Net asset value, beginning of period ....   $25.90       $24.92       $27.22        $25.84        $19.72      $24.83         $22.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........    (0.07)       (0.13)        0.10          0.11          0.12        0.09           0.10
  Net realized and unrealized
   gains (losses) on investments ........    (5.90)        3.43        (6.24)         3.59          7.04       (2.63)          3.94
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................    (5.97)        3.30        (6.14)         3.70          7.16       (2.54)          4.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................     --            --          --            --            0.07        0.10           0.17
  Net realized gains ....................     4.42         2.32         4.42          2.32          0.97        2.47           1.29
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................     4.42         2.32         4.42          2.32          1.04        2.57           1.46
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........   $15.51       $25.90       $16.66        $27.22        $25.84      $19.72         $24.83
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................  (27.27%)      13.56%      (26.50%)       14.75%        37.20%     (10.59%)        19.14%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................     $279         $180      $13,068       $30,956       $23,086     $15,039        $22,642
  Ratios to average net assets:
   Net investment income (loss)* ........   (0.36%)      (0.49%)       0.48%         0.38%         0.50%       0.37%          0.48%
   Net expenses* ........................    2.09%        2.05%        1.09%         1.06%         1.10%       1.07%          1.10%
   Gross expenses* ......................    2.10%        2.05%        1.10%         1.06%         1.12%       1.07%          1.10%
  Portfolio turnover rate ...............      62%          77%          62%           77%           64%         71%            70%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                               FINANCIAL HIGHLIGHTS
                                                      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                          -----------------------------------------------------------------------------------------

                                             9/30/01(b)        9/30/00(b)          9/30/99(b,c)         9/30/98(b)         9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...........................        --                  --                 --                  --             3/2/94
Net asset value, beginning of period .....      $19.24              $18.33             $15.11              $20.36           $17.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........        0.11                0.07               0.05                0.09             0.05
  Net realized and unrealized
   gains (losses) on investments .........       (5.64)               1.83               3.74               (1.60)            3.19
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................       (5.53)               1.90               3.79               (1.51)            3.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................        --                  --                 --                  --               0.03
  Net realized gains .....................        1.84                0.99               0.57                3.74             0.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................        1.84                0.99               0.57                3.74             0.53
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........      $11.87              $19.24             $18.33              $15.11           $20.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .........................     (31.34%)             10.50%             25.48%              (8.71%)          18.79%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................     $33,328             $40,282            $32,938              $6,114           $6,152
  Ratios to average net assets:
   Net investment income (loss)* .........       0.71%               0.33%              0.29%               0.50%            0.45%
   Net expenses* .........................       1.34%               1.33%              1.35%               1.35%            1.35%
   Gross expenses* .......................       1.34%               1.33%              1.39%               1.42%            1.58%
  Portfolio turnover rate ................         68%                 76%                51%                 93%              51%
-----------------------------------------------------------------------------------------------------------------------------------



                                                                             CLASS B
                                          -----------------------------------------------------------------------------------

                                          9/30/01(b)          9/30/00(b)      9/30/99(b)         9/30/98(b)         9/30/97
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...........................     --                 --                --                --              3/2/94
Net asset value, beginning of period .....   $18.36             $17.66            $14.68           $20.02             $17.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........    (0.02)             (0.08)            (0.07)           (0.05)             (0.06)
  Net realized and unrealized
   gains (losses) on investments .........    (5.32)              1.77              3.62            (1.55)              3.11
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................    (5.34)              1.69              3.55            (1.60)              3.05
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     --                 --                --                --                --
  Net realized gains .....................     1.84               0.99              0.57             3.74               0.50
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     1.84               0.99              0.57             3.74               0.50
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $11.18             $18.36            $17.66           $14.68             $20.02
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .........................  (31.92%)             9.68%            24.56%           (9.39%)            17.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $1,166             $1,828            $1,488             $948               $455
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.13%)            (0.39%)           (0.40%)          (0.26%)            (0.30%)
   Net expenses* .........................    2.09%              2.08%             2.10%            2.10%              2.10%
   Gross expenses* .......................    2.09%              2.08%             2.14%            2.59%              4.12%
  Portfolio turnover rate ................      68%                76%               51%              93%                51%
------------------------------------------------------------------------------------------------------------------------------


                                                       CLASS C
                                                    (LEVEL LOAD)
                                          ----------------------------------------
                                                9/30/01(b)       9/30/00(b)
-----------------------------------------------------------------------------------
INCEPTION DATE ...........................          --             9/30/99
Net asset value, beginning of period .....        $18.37            $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........         (0.01)            (0.06)
  Net realized and unrealized
   gains (losses) on investments .........         (5.34)             1.76
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................         (5.35)             1.70
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................          --                --
  Net realized gains .....................          1.84              0.99
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................          1.84              0.99
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........        $11.18            $18.37
-----------------------------------------------------------------------------------
TOTAL RETURN (A) .........................       (31.86%)            9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................          $246              $283
  Ratios to average net assets:
   Net investment income (loss)* .........        (0.06%)           (0.29%)
   Net expenses* .........................         2.09%             2.07%
   Gross expenses* .......................         2.09%             2.07%
  Portfolio turnover rate ................           68%               76%
-----------------------------------------------------------------------------------



                                                                              CLASS Y(D)
                                          --------------------------------------------------------------------------------------
                                          9/30/01(b)        9/30/00(b)         9/30/99(b)          9/30/98(b)          9/30/97
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...........................    --                --                  --                --                3/2/94
Net asset value, beginning of period .....  $19.42            $18.44             $15.18             $20.43              $17.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........    0.16              0.16               0.11               0.01                0.13
  Net realized and unrealized
   gains (losses) on investments .........   (5.72)             1.81               3.73              (1.46)               3.18
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................   (5.56)             1.97               3.84              (1.45)               3.31
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................    --                --                 0.01               0.06                0.14
  Net realized gains .....................    1.84              0.99               0.57               3.74                0.50
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................    1.84              0.99               0.58               3.80                0.64
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........  $12.02            $19.42             $18.44             $15.18              $20.43
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................... (31.22%)           10.77%             25.72%             (8.34%)             19.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................ $31,781           $38,241            $21,952            $15,367             $75,098
  Ratios to average net assets:
   Net investment income (loss)* .........   1.03%             0.75%              0.60%              0.08%               0.76%
   Net expenses* .........................   1.09%             1.08%              1.10%              1.04%               1.01%
   Gross expenses* .......................   1.09%             1.08%              1.14%              1.06%               1.01%
  Portfolio turnover rate ................     68%               76%                51%                93%                 51%
---------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE EUROPE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A                                            CLASS B

                                        9/30/01(b)   9/30/00(b)   9/30/99(b,c,j)     9/30/01(b)        9/30/00(b)      9/30/99(b,j)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................     --            --          1/29/99            --                 --             1/29/99
Net asset value, beginning of period     $12.63         $9.93         $10.00           $12.53             $9.88            $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ........    0.03          0.05           0.06            (0.05)            (0.05)             0.02
  Net realized and unrealized
    gains (losses) on investments .....   (3.49)         2.72          (0.13)           (3.43)             2.72             (0.14)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............   (3.46)         2.77          (0.07)           (3.48)             2.67             (0.12)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      --          0.07             --               --              0.02                --
  Net realized gains ..................    1.69            --             --             1.69                --                --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    1.69          0.07             --             1.69              0.02                --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........   $7.48        $12.63          $9.93            $7.36            $12.53             $9.88
====================================================================================================================================
TOTAL RETURN (A) ...................... (31.35%)       27.95%         (0.70%)         (31.81%)           27.01%            (1.20%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................  $2,088        $2,989           $669             $247              $350              $144
  Ratios to average net assets:
   Net investment income (loss)* ......    0.28%        0.39%          0.88%           (0.46%)           (0.38%)            0.24%
   Net expenses* ......................    1.56%        1.47%          1.45%            2.31%             2.21%             2.20%
   Gross expenses* ....................    1.67%        1.53%          1.91%            2.42%             2.28%             2.69%
  Portfolio turnover rate .............      61%          89%            47%              61%               89%               47%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE EUROPE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS C (LEVEL LOAD)                            CLASS Y(D)

                                              9/30/01(b)      9/30/00(b)       9/30/01(b)      9/30/00(b)     9/30/99(b,j)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ........................           --            9/30/99            --              --            1/29/99
Net asset value, beginning of period            $12.48           $9.88          $12.67           $9.94           $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ........          (0.08)          (0.04)           0.06             0.06            0.09
  Net realized and unrealized
    gains (losses) on investments .....          (3.42)           2.70           (3.51)            2.75           (0.15)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............          (3.50)           2.66           (3.45)            2.81           (0.06)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............             --            0.06              --            0.08               --
  Net realized gains ..................           1.69              --            1.69              --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................           1.69            0.06            1.69            0.08               --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........          $7.29          $12.48           $7.53          $12.67            $9.94
==========================================================================================================================
TOTAL RETURN (A) ......................        (32.12%)         27.04%         (31.14%)         28.39%           (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................           $77            $176           $8,928         $12,970          $10,051
  Ratios to average net assets:
   Net investment income (loss)* ......         (0.77%)         (0.34%)         (0.55%)          0.48%            1.36%
   Net expenses* ......................          2.30%           2.22%           1.31%           1.20%            1.20%
   Gross expenses* ....................          2.38%           2.28%           1.42%           1.29%            1.71%
  Portfolio turnover rate .............            61%             89%             61%             89%              47%
--------------------------------------------------------------------------------------------------------------------------







GE EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                                       CLASS B

                                        9/30/01(b)   9/30/00(b)  9/30/99(b,c,j)      9/30/01(b)    9/30/00(b)     9/30/99(b,j)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                              --            --         1/29/99               --           --            1/29/99

Net asset value, beginning of period ..  $14.51        $13.47         $10.00           $14.32       $13.40            $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             0.03         (0.08)         (0.05)           (0.04)       (0.21)            (0.10)
  Net realized and unrealized
    gains (losses) on investments .....   (5.48)         2.21           3.52            (5.38)        2.22              3.50
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..............   (5.45)         2.13           3.47            (5.42)        2.01              3.40
LESS DISTRIBUTIONS FROM:
  Net investment income ...............   --            --             --               --           --                --
  Net realized gains ..................    1.42          1.09          --                1.42         1.09             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    1.42          1.09          --                1.42         1.09             --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........   $7.64        $14.51         $13.47            $7.48       $14.32            $13.40
===================================================================================================================================
TOTAL RETURN (A) ......................  (40.42%)       15.27%         34.70%          (40.78%)      14.41%            34.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands) ......................  $5,235        $9,071           $900             $450         $659              $225
  Ratios to average net assets:
   Net investment income (loss)* ......    0.31%        (0.45%)        (0.56%)          (0.43%)      (1.22%)           (1.26%)
   Net expenses* ......................    1.69%         1.53%          1.60%            2.44%        2.28%             2.35%
   Gross expenses* ....................    1.71%         1.59%          1.90%            2.46%        2.34%             2.71%
  Portfolio turnover rate .............      70%           57%            59%              70%          57%               59%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------
See Notes to Financial Highlights and Notes to Financial Statements.





GE EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------------
                                            CLASS C (LEVEL LOAD)                          CLASS Y(D)

                                            9/30/01(b)      9/30/00(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,j)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --          9/30/99             --              --          1/29/99

Net asset value, beginning of period ..      $14.32          $13.50          $14.57           $13.49          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.06)          (0.21)           0.06            (0.05)          (0.01)
  Net realized and unrealized
    gains (losses) on investments .....       (5.38)           2.12           (5.51)            2.22            3.50
----------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..............       (5.44)           1.91           (5.45)            2.17            3.49
LESS DISTRIBUTIONS FROM:
  Net investment income ...............       --              --              --               --              --
  Net realized gains ..................        1.42            1.09            1.42             1.09           --
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................        1.42            1.09            1.42             1.09           --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........       $7.46          $14.32           $7.70           $14.57          $13.49
======================================================================================================================
TOTAL RETURN (A) ......................      (40.92%)         13.56%         (40.24%)          15.56%          34.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands) ......................         $78            $137         $10,149          17,466          $13,651
  Ratios to average net assets:
   Net investment income (loss)* ......       (0.57%)         (1.24%)          0.56%           (0.27%)         (0.18%)
   Net expenses* ......................        2.43%           2.27%           1.44%            1.27%           1.35%
   Gross expenses* ....................        2.45%           2.35%           1.46%            1.35%           1.74%
  Portfolio turnover rate .............          70%             57%             70%              57%             59%
----------------------------------------------------------------------------------------------------------------------

-----------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS A

                                         9/30/01(b)   9/30/00(b)   9/30/99(b,c)       9/30/98(b)        9/30/97(k)       9/30/01(b)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                               --           --             --              --             12/31/96              --
Net asset value, beginning of period ....  $31.38       $27.50         $20.44         $18.35              $15.00           $30.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........   (0.09)       (0.07)         (0.08)          0.03               --               (0.29)
  Net realized and unrealized
    gains (losses) on investments .......   (7.06)        5.10           7.83           2.38                3.35            (6.82)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................   (7.15)        5.03           7.75           2.41                3.35            (7.11)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    --           --             0.03           0.03               --                --
  Net realized gains ....................    1.60         1.15           0.66           0.29               --                1.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................    1.60         1.15           0.69           0.32               --                1.60
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........  $22.63       $31.38         $27.50         $20.44              $18.35           $21.84
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................  (23.94%)      18.61%         38.54%         13.35%              22.33%          (24.48%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................$104,215     $128,255        $67,311         $15,044             $7,287          $32,761
  Ratios to average net assets:
   Net investment income (loss)* ........   (0.32%)      (0.24%)        (0.29%)         0.17%              (0.03%)          (1.07%)
   Net expenses* ........................    1.08%        1.01%          1.10%          1.12%               1.15%            1.83%
   Gross expenses* ......................    1.10%        1.01%          1.10%          1.16%               1.62%            1.85%
  Portfolio turnover rate ...............      20%          22%            26%            35%                 17%              20%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS B                       CLASS C (LEVEL LOAD)

                                               9/30/00(b)    9/30/99(b)     9/30/98(b)    9/30/97(k)     9/30/01(b)    9/30/00(b)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --            --             --          12/31/96          --          9/30/99
Net asset value, beginning of period ....       $27.00         $20.20        $18.25         $15.00        $30.55          $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........        (0.30)         (0.27)        (0.12)         (0.09)        (0.29)          (0.31)
  Net realized and unrealized
    gains (losses) on investments .......         5.00           7.73          2.36           3.34         (6.82)           5.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................         4.70           7.46          2.24           3.25         (7.11)           4.70
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         --             --            --             --            --              --
  Net realized gains ....................         1.15           0.66          0.29          --             1.60            1.15
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         1.15           0.66          0.29          --             1.60            1.15
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........       $30.55         $27.00        $20.20         $18.25        $21.84          $30.55
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................        17.70%         37.53%        12.47%         21.67%       (24.48%)         17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................      $41,795        $15,501        $2,076           $447        $3,933          $3,134
  Ratios to average net assets:
   Net investment income (loss)* ........        (0.98%)        (1.03%)       (0.62%)        (0.76%)       (1.08%)         (0.98%)
   Net expenses* ........................         1.75%          1.84%         1.90%          1.90%         1.84%           1.75%
   Gross expenses* ......................         1.75%          1.84%         2.27%          9.30%         1.87%           1.75%
  Portfolio turnover rate ...............           22%            26%           35%            17%           20%             22%
----------------------------------------------------------------------------------------------------------------------------------

                                                                         CLASS Y(D)

                                         9/30/01(b)        9/30/00(b)     9/30/99(b)         9/30/98(b)          9/30/97(k)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --                --              --               --               12/31/96
Net asset value, beginning of period ...   $31.58            $27.60          $20.50            $18.38              $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........    (0.02)             0.00(g)        (0.01)             0.09                0.04
  Net realized and unrealized
      gains (losses) on investments ....    (7.12)             5.13            7.84              2.37                3.34
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................    (7.14)             5.13            7.83              2.46                3.38
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................      --                --            0.07              0.05                --
  Net realized gains ...................     1.60              1.15            0.66              0.29               --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................     1.60              1.15            0.73              0.34               --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........   $22.84            $31.58          $27.60            $20.50              $18.38
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .......................   (23.75%)           18.87%          38.92%            13.65%              22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $47,064         $33,089           $20,704              $7,580           $5,770
  Ratios to average net assets:
   Net investment income (loss)* .......    (0.09%)            0.01%          (0.03%)            0.47%               0.31%
   Net expenses* .......................     0.84%             0.76%           0.85%             0.88%               0.90%
   Gross expenses* .....................     0.87%             0.76%           0.85%             0.89%               1.17%
  Portfolio turnover rate ..............       20%               22%             26%               35%                 17%
---------------------------------------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER RESEARCH EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A                              CLASS B
                                                   9/30/01(b)       9/30/00(b,f)       9/30/01(b)       9/30/00(b,f)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --              4/28/00               --              4/28/00
Net asset value, beginning of period .......         $9.90            $10.00              $9.87             $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............          0.00(g)           0.00(g)           (0.07)             (0.04)
  Net realized and unrealized
    gains (losses) on investments ..........         (2.46)            (0.10)             (2.44)             (0.09)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        2.46)            (0.10)             (2.51)             (0.13)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................          0.01             --                   --                 --
  Net realized gains .......................          0.11             --                  0.11                --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................          0.12             --                  0.11              --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............         $7.32             $9.90              $7.25              $9.87
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................        (25.11%)           (1.00%)           (25.65%)            (1.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .        $9,905           $12,415               $345               $255
  Ratios to average net assets:
   Net investment income (loss)* ...........         (0.05%)            0.03%             (0.82%)            (0.81%)
   Net expenses* ...........................          1.20%             1.20%              1.96%              1.95%
   Gross expenses* .........................          1.29%             2.33%              1.96%              3.06%
  Portfolio turnover rate ..................           127%               39%               127%                39%
---------------------------------------------------------------------------------------------------------------------------




                                                                                             FINANCIAL HIGHLIGHTS
                                    SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER RESEARCH EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                                       CLASS C (LEVEL LOAD)                      CLASS Y
                                                   9/30/01(b)       9/30/00(b,f)        9/30/01(b)   9/30/00(b,f)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --             4/28/00               --        4/28/00
Net asset value, beginning of period .......          $9.87             $10.00             $9.91       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............          (0.07)             (0.03)             0.02         0.01
  Net realized and unrealized
    gains (losses) on investments ..........          (2.44)             (0.10)            (2.47)       (0.10)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        (2.51)             (0.13)            (2.45)       (0.09)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................             --               --                0.02        --
  Net realized gains .......................           0.11               --                0.11        --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................           0.11               --                0.13        --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............          $7.25              $9.87             $7.33        $9.91
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................         (25.65%)            (1.30%)          (24.97%)      (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .           $100               $119               $74          $99
  Ratios to average net assets:
   Net investment income (loss)* ...........          (0.80%)            (0.71%)            0.21%        0.31%
   Net expenses* ...........................           1.95%              1.95%             0.95%        0.95%
   Gross expenses* .........................           2.04%              3.08%             1.05%        2.09%
  Portfolio turnover rate ..................            127%                39%              127%          39%
-----------------------------------------------------------------------------------------------------------------



GE PREMIER INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
                                                         CLASS A                                  CLASS B
                                                  9/30/01(b)      9/30/00(b,f)        9/30/01(b)      9/30/00(b,f)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --            4/28/00             --            4/28/00
Net asset value, beginning of period ..........      $8.70            $10.00           $8.67             $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................       0.06              0.05            0.00(g)            0.02
  Net realized and unrealized
    gains (losses) on investments .............      (2.83)            (1.35)          (2.80)             (1.35)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS       (2.77)            (1.30)          (2.80)             (1.33)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................       0.09              --               0.06                --
  Net realized gains ..........................         --              --                --                 --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................       0.09              --               0.06                --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................      $5.84             $8.70           $5.81              $8.67
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................     (32.10%)          (13.00%)        (32.52%)           (13.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ....     $7,151           $10,339            $109               $225
  Ratios to average net assets:
   Net investment income (loss)* ..............       0.77%             1.26%          (0.04%)             0.38%
   Net expenses* ..............................       1.30%             1.30%           2.05%              2.05%
   Gross expenses* ............................       1.43%             2.56%           2.22%              3.29%
  Portfolio turnover rate .....................         58%               27%             58%                27%
-------------------------------------------------------------------------------------------------------------------



GE PREMIER INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------
                                                        CLASS C (LEVEL LOAD)                  CLASS Y
                                                  9/30/01(b)        9/30/00(b,f)     9/30/01(b)    9/30/00(b,f)
----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                         --            4/28/00            --           4/28/00
Net asset value, beginning of period ..........     $8.67             $10.00           $8.71          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................      0.00(g)            0.02            0.08            0.06
  Net realized and unrealized
    gains (losses) on investments .............     (2.81)             (1.35)          (2.82)          (1.35)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS      (2.81)             (1.33)          (2.74)          (1.29)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................      0.05                 --            0.11              --
  Net realized gains ..........................        --                 --              --              --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................         0.05              --            0.11              --
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................     $5.81              $8.67           $5.86           $8.71
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................    (32.55%)           (13.30%)        (31.84%)        (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ....       $79                $87             $59             $87
  Ratios to average net assets:
   Net investment income (loss)* ..............     (0.01%)             0.54%           1.02%           1.54%
   Net expenses* ..............................      2.08%              2.05%           1.05%           1.05%
   Gross expenses* ............................      2.08%              3.31%           1.18%           2.31%
  Portfolio turnover rate .....................        58%                27%             58%             27%
----------------------------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                            FINANCIAL HIGHLIGHTS
                                   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                             CLASS A                         CLASS B
                                                   9/30/01(b)      9/30/00(b,f)      9/30/01(b)     9/30/00(b,f)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                         --            4/28/00            --            4/28/00
Net asset value, beginning of period ...........     $11.08           $10.00          $11.05          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................       0.10             0.05            0.02            0.02
  Net realized and unrealized
    gains (losses) on investments ..............      (1.08)            1.03           (1.08)           1.03
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .      (0.98)            1.08           (1.06)           1.05
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................       0.09            --               0.06           --
  Net realized gains ...........................       0.11            --               0.11           --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................       0.20            --               0.17           --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................      $9.90           $11.08           $9.82          $11.05
====================================================================================================================
TOTAL RETURN (A) ...............................    (9.13%)          10.80%           (9.80%)         10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....    $14,694          $12,978            $662            $227
  Ratios to average net assets:
   Net investment income (loss)* ...............       0.93%            1.25%           0.14%           0.46%
   Net expenses* ...............................       1.10%            1.10%           1.88%           1.85%
   Gross expenses* .............................       1.14%            2.28%           1.88%           3.01%
  Portfolio turnover rate ......................         96%              34%             96%             34%
--------------------------------------------------------------------------------------------------------------------


                                                                                           FINANCIAL HIGHLIGHTS
                                  SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------------
                                                       CLASS C (LEVEL LOAD)              CLASS Y
                                                   9/30/01(b)     9/30/00(b,f)    30/01(b)     9/30/00(b,f)
------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                        --            4/28/00         --           4/28/00
Net asset value, beginning of period ...........    $11.05            $10.00      $11.09          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................      0.02              0.02        0.13            0.07
  Net realized and unrealized
    gains (losses) on investments ..............     (1.09)             1.03       (1.09)           1.02
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .     (1.07)             1.05       (0.96)           1.09
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................      0.04             --           0.10            --
  Net realized gains ...........................      0.11             --           0.11            --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................      0.15             --           0.21            --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................     $9.83            $11.05       $9.92          $11.09
============================================================================================================
TOTAL RETURN (A) ...............................    (9.90%)           10.50%       (8.92%)         10.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....      $160              $116        $101            $111
  Ratios to average net assets:
   Net investment income (loss)* ...............      0.16%             0.51%       1.18%           1.52%
   Net expenses* ...............................      1.86%             1.85%       0.84%           0.85%
   Gross expenses* .............................      1.86%             3.04%       0.91%           2.04%
  Portfolio turnover rate ......................        96%               34%         96%             34%
------------------------------------------------------------------------------- ----------------------------

-----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
                                                9/30/01(b)    9/30/00(b)     9/30/99(b,c)     9/30/98(b)        9/30/97
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --            --              --              --         1/5/93
Net asset value, beginning of period ..........  $11.72         $11.76         $12.55           $12.06         $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................    0.67           0.70           0.64             0.68           0.72
  Net realized and unrealized
   gains (losses) on investments ..............    0.72          (0.03)         (0.79)            0.50           0.35
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS     1.39           0.67          (0.15)            1.18           1.07
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................    0.70           0.71           0.64             0.67           0.71
  Net realized gains ..........................      --             --            --                --             --
  In excess of net investment income ..........      --             --            --              0.02          --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................    0.70           0.71           0.64             0.69           0.71
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................  $12.41         $11.72         $11.76           $12.55         $12.06
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................   12.12%          5.94%         (1.20%)          10.06%          9.45%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................$129,413       $100,745        $92,217          $49,736        $35,097
  Ratios to average net assets:
   Net investment income (loss)* ..............    5.54%          6.04%          5.27%            5.53%          6.17%
   Net expenses* ..............................    0.80%          0.80%          0.80%            0.80%          0.85%
   Gross expenses* ............................    0.81%          0.80%          0.83%            0.83%          0.96%
  Portfolio turnover rate .....................     270%           219%           246%             219%           258%
--------------------------------------------------------------------------------------------------------------------------



                                                                                                      FINANCIAL HIGHLIGHTS
                                             SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B
                                                 9/30/01(b)   9/30/00(b)     9/30/99(b)    9/30/98(b)      9/30/97
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --           --             --            --           12/22/93
Net asset value, beginning of period ..........   $11.73        $11.77         $12.55        $12.06        $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................     0.58          0.61           0.55          0.58          0.63
  Net realized and unrealized
   gains (losses) on investments ..............     0.71         (0.03)         (0.78)         0.50          0.36
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS      1.29          0.58           (0.23)        1.08
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................     0.61          0.62           0.55          0.57          0.63
  Net realized gains ..........................       --            --            --             --            --
  In excess of net investment income ..........       --            --            --           0.02            --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................     0.61          0.62           0.55          0.59          0.63
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................   $12.41        $11.73         $11.77        $12.55        $12.06
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................    11.26%         5.15%         (1.85%)        9.24%         8.64%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................   $2,501        $2,042         $2,854        $1,855        $1,401
  Ratios to average net assets:
   Net investment income (loss)* ..............     4.78%         5.24%          4.54%         4.79%         5.17%
   Net expenses* ..............................     1.55%         1.55%          1.55%         1.55%         1.56%
   Gross expenses* ............................     1.56%         1.55%          1.58%         1.85%         2.19%
  Portfolio turnover rate .....................      270%          219%           246%          219%          258%
--------------------------------------------------------------------------------------------------------------------



                                                        CLASS C
                                                     (LEVEL LOAD)                               CLASS Y(D)
                                               9/30/01(b)    9/30/00(b)   9/30/01(b)  9/30/00(b)   9/30/99(b)  9/30/98(b)  9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --      9/30/99        --             --           --          --     11/29/93
Net asset value, beginning of period .........    $11.73      $11.77      $11.71       $11.76        $12.54     $12.05      $11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............      0.58        0.62        0.70         0.74          0.67       0.71        0.75
  Net realized and unrealized
   gains (losses) on investments .............      0.71       (0.04)       0.72        (0.05)        (0.78)      0.50        0.35
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS      1.29        0.58        1.42         0.69       (0.11)        1.21        1.10
 ----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................      0.61        0.62        0.73        0.74          0.67        0.70        0.74
  Net realized gains .........................        --         --          --           --            --         --          --
  In excess of net investment income .........        --         --          --           --            --        0.02       --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      0.61        0.62        0.73        0.74          0.67        0.72        0.74
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $12.41      $11.73      $12.40      $11.71        $11.76      $12.54      $12.05
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................     11.28%       5.15%      12.49%       6.11%        (0.87%)     10.33%       9.74%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................      $305          298    $78,626     $59,259       $36,152     $30,067     $16,229
  Ratios to average net assets:
   Net investment income (loss)* .............      4.82%       5.40%       5.77%       6.34%         5.51%       5.58%       5.97%
   Net expenses* .............................      1.55%       1.55%       0.55%       0.55%         0.55%       0.55%       0.56%
   Gross expenses* ...........................      1.56%       1.55%       0.56%       0.55%         0.58%       0.57%       0.59%
  Portfolio turnover rate ....................       270%        219%        270%        219%          246%        219%        258%
------------------------------------------------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                       FINANCIAL HIGHLIGHTS
                              SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------
                                                                         CLASS A
                                            9/30/01(b)    9/30/00(b)  9/30/99(b,c)   9/30/98(b)    9/30/97
-----------------------------------------------------------------------------------------------------------
INCEPTION DATE                                  --            --           --            --        9/8/93
Net asset value, beginning of period...      $8.06          $8.14         $8.90        $8.53        $8.48
INCOME (LOSS) FROM  INVESTMENT OPERATIONS:
  Net investment income (loss).........       0.46           0.52          0.50         0.56         0.53
  Net realized and unrealized
   gains (losses) on investments.......       0.50         (0.02)        (0.68)         0.39         0.05
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS................       0.96           0.50        (0.18)         0.95         0.58
-----------------------------------------------------------------------------------------------------------
  Net investment income...............        0.47           0.58          0.58         0.53         0.53
  Net realized gains..................          --             --            --           --           --
  In excess of net investment income...       0.01             --            --         0.05           --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS....................       0.48           0.58          0.58         0.58         0.53
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $8.54          $8.06         $8.14        $8.90        $8.53
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A).......................      12.16%          6.48%       (2.01%)       11.61%        7.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)......................   $174,496       $102,907       $42,723      $24,541      $24,027
  Ratios to average net assets:
   Net investment income (loss)*.......       5.59%          6.53%         5.89%        6.52%        6.91%
   Net expenses*.......................       0.85%          0.85%         1.07%        1.10%        0.88%
   Gross expenses*.....................       0.92%          0.99%         1.11%        1.16%        0.88%
  Portfolio turnover rate..............        189%            79%          101%          64%         110%
-----------------------------------------------------------------------------------------------------------


                                                                                          FINANCIAL HIGHLIGHTS
                                 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------
                                                                           CLASS B
                                             9/30/01(b)   9/30/00(b)     9/30/99(b)   9/30/98(b)      9/30/97
--------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --           --             --           --          4/22/87
Net asset value, beginning of period...        $8.12        $8.20          $8.93        $8.54          $8.49
INCOME (LOSS) FROM  INVESTMENT OPERATIONS:
  Net investment income (loss).........         0.41         0.47           0.46         0.52           0.47
  Net realized and unrealized
   gains (losses) on investments.......         0.50       (0.03)         (0.67)         0.39           0.05
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS................         0.91         0.44         (0.21)         0.91           0.52
---------------------------------------------------------------------------------------------------------------
  Net investment income...............          0.41         0.52           0.52         0.48           0.47
  Net realized gains..................           --            --           --             --           --
  In excess of net investment income...         0.01           --           --          0.04             --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS....................         0.42         0.52           0.52         0.52           0.47
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........        $8.61        $8.12          $8.20        $8.93          $8.54
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A).......................        11.52%        5.56%        (2.42%)       10.99%          6.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)......................   $  $58,838     $135,488       $269,409     $399,675       $523,303
  Ratios to average net assets:
   Net investment income (loss)*.......         4.90%        5.83%          5.34%        6.00%          6.15%
   Net expenses*.......................         1.60%        1.60%          1.59%        1.60%          1.63%
   Gross expenses*.....................         1.70%        1.72%          1.63%        1.61%          1.63%
  Portfolio turnover rate..............          189%          79%           101%          64%           110%
---------------------------------------------------------------------------------------------------------------



                                                     CLASS C (LEVEL LOAD)
                                                9/30/01(b)         9/30/00(b)
-----------------------------------------------------------------------------
INCEPTION DATE                                     --               9/30/99
Net asset value, beginning of period ..........    $8.14             $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................     0.41              0.47
  Net realized and unrealized
   gains (losses) on investments ..............     0.51              0.01
-----------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS:     0.92              0.48
-----------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .......................     0.41              0.54
  Net realized gains ..........................       --                --
  In excess of net investment income ..........     0.01                --
-----------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...........................     0.42              0.54
-----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................    $8.64             $8.14
-----------------------------------------------------------------------------

TOTAL RETURN (A) ..............................    11.63%             6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................     $122               $10
  Ratios to average net assets:
   Net investment income (loss)* ..............     4.91%             5.95%
   Net expenses* ..............................     1.60%             1.60%
   Gross expenses* ............................     1.64%             1.71%
  Portfolio turnover rate .....................      189%               79%
-----------------------------------------------------------------------------

-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                              FINANCIAL HIGHLIGHTS
                                     SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------
                                                                           CLASS A
                                          9/30/01(b)     9/30/00(b)    9/30/99(b,c)      9/30/98(b)       9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --              --             --              --           3/2/94
Net asset value, beginning of period ....  $11.68          $11.71          $12.02         $11.86          $11.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........    0.65            0.65            0.55           0.65            0.67
  Net realized and unrealized
   gains (losses) on investments ........    0.50           (0.01)(j)       (0.25)          0.19            0.08
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS: ................    1.15            0.64            0.30           0.84            0.75
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    0.66            0.66            0.56           0.66            0.67
  Net realized gains ....................      --            0.01            0.05           0.02            0.01
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................    0.66            0.67            0.61           0.68            0.68
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........  $12.17          $11.68          $11.71         $12.02          $11.86
==================================================================================================================
TOTAL RETURN (A) ........................   10.10%           5.67%           2.52%          7.36%           6.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................... $27,798         $22,016         $23,106         $8,199          $5,319
  Ratios to average net assets:
   Net investment income (loss)* ........    5.50%           5.63%           4.70%          5.47%           5.57%
   Net expenses* ........................    0.70%           0.68%           0.70%          0.70%           0.70%
   Gross expenses* ......................    0.88%           0.74%           1.01%          0.95%           1.07%
  Portfolio turnover rate ...............      79%            170%            118%           185%            265%
------------------------------------------------------------------------------------------------------------------




                                                                                              FINANCIAL HIGHLIGHTS
                                     SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------
                                                                          CLASS B
                                         9/30/01(b)     9/30/00(b)       9/30/99(b)        9/30/98(b)     9/30/97
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                              --             --              --                  --         3/2/94
Net asset value, beginning of period .... $11.66         $11.70           $12.01            $11.84        $11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........   0.56           0.57             0.48              0.58          0.61
  Net realized and unrealized
   gains (losses) on investments ........   0.52          (0.01)(j)        (0.26)             0.20          0.06
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS: ................   1.08           0.56             0.22              0.78          0.67
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................   0.58           0.59             0.48              0.59          0.60
  Net realized gains ....................     --           0.01             0.05              0.02          0.01
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................   0.58           0.60             0.53              0.61          0.61
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......... $12.16         $11.66           $11.70            $12.01        $11.84
==================================================================================================================
TOTAL RETURN (A) ........................   9.55%          4.95%            1.91%             6.83%         5.84%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................   $972           $347             $641              $895        $1,031
  Ratios to average net assets:
   Net investment income (loss)* ........   4.77%          4.94%            4.10%             4.87%         4.84%
   Net expenses* ........................   1.30%          1.28%            1.30%             1.30%         1.30%
   Gross expenses* ......................   1.44%          1.35%            1.61%             1.88%         7.77%
  Portfolio turnover rate ...............     79%           170%             118%              185%          265%
-------------------------------------------------------------------------------------------------------------------






                                                       LASS C
                                                    (LEVEL LOAD)                                    CLASS Y(D)
                                               9/30/01(b)  9/30/00(b)   9/30/01(b)   9/30/00(b)    9/30/99(b)  9/30/98(b)  9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --         9/30/99       --           --           --            --      3/2/94
Net asset value, beginning of period ........   $11.66       $11.70      $11.67        $11.71       $12.01       $11.85     $11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............     0.52         0.56        0.75          0.74         0.58         0.68       0.70
  Net realized and unrealized
   gains (losses) on investments ............     0.55        (0.02)(k)    0.40         (0.08)(k)    (0.25)        0.19       0.08
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS    1.07         0.54        1.15          0.66         0.33         0.87       0.78
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.57         0.57         0.69          0.69         0.58         0.69       0.70
  Net realized gains ........................     --          0.01          --           0.01         0.05         0.02       0.01
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.57         0.58         0.69          0.70         0.63         0.71       0.71
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............  $12.16       $11.66       $12.13        $11.67       $11.71       $12.01     $11.85
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ............................    9.38%        4.80%       10.11%         5.85%        2.87%        7.65%      6.83%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................    $767         $121       $2,194       $49,358       $3,140       $9,444     $7,717
  Ratios to average net assets:
   Net investment income (loss)* ............    4.41%        4.93%        6.36%         6.34%        4.91%        5.74%      5.80%
   Net expenses* ............................    1.45%        1.43%        0.42%         0.42%        0.45%        0.45%      0.45%
   Gross expenses* ..........................    1.62%        1.48%        0.44%         0.42%        0.76%        0.68%      0.68%
  Portfolio turnover rate ...................      79%         170%          79%          170%         118%         185%       265%
-----------------------------------------------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.





                                                                                                          FINANCIAL HIGHLIGHTS
                                                 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS A

                                               9/30/01(b)     9/30/00(b)       9/30/99(b,c)       9/30/98(b)        9/30/97(e)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --             --                 --                 --           9/8/93
Net asset value, beginning of period .........  $11.16         $11.14            $11.83            $11.63           $11.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............    0.53           0.53              0.49              0.51             0.53
  Net realized and unrealized
   gains (losses) on investments .............    0.59           0.02             (0.69)             0.20             0.22
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS    1.12           0.55             (0.20)             0.71             0.75
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM: .....................
  Net investment income ......................    0.53           0.53              0.49              0.51             0.54
  Net realized gains .........................     --             --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................    0.53           0.53              0.49              0.51             0.54
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............  $11.75         $11.16            $11.14            $11.83           $11.63
===================================================================================================================================
TOTAL RETURN (A) .............................   10.27%          5.12%            (1.84%)            6.33%            6.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................ $26,304        $19,543           $22,228            $5,730          $16,542
  Ratios to average net assets:
   Net investment income (loss)* .............    4.62%          4.81%             4.28%             4.32%            5.01%
   Net expenses* .............................    0.80%          0.85%             1.08%             1.10%            0.35%
   Gross expenses* ...........................    0.83%          0.99%             1.21%             1.23%            1.57%
  Portfolio turnover rate ....................      12%            45%               48%               74%              13%
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                          FINANCIAL HIGHLIGHTS
                                                 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS B

                                                9/30/01(b)      9/30/00(b)      9/30/99(b)     9/30/98(b)      9/30/97(e)
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --              --             --            9/8/93
Net asset value, beginning of period .........    $11.16        $11.13          $11.83         $11.63          $11.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............      0.45          0.45            0.43           0.44            0.51
  Net realized and unrealized
   gains (losses) on investments .............      0.59          0.03           (0.70)          0.21            0.21
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS     1.04           0.48         (0.27)            0.65            0.72
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM: .....................
  Net investment income ......................      0.45          0.45            0.43           0.45            0.53
  Net realized gains .........................       --            --              --             --              --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................      0.45          0.45            0.43           0.45            0.53
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $11.75        $11.16          $11.13         $11.83          $11.63
=============================================================================================================================
TOTAL RETURN (A) .............................      9.44%         4.43%          (2.34%)         5.68%           6.46%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................    $4,739        $5,397          $7,269         $8,905         $10,133
  Ratios to average net assets:
   Net investment income (loss)* .............      3.88%         4.07%           3.72%          3.81%           4.79%
   Net expenses* .............................      1.55%         1.60%           1.60%          1.60%           0.57%
   Gross expenses* ...........................      1.59%         1.74%           1.75%          1.71%           2.32%
  Portfolio turnover rate ....................        12%           45%             48%            74%             13%
-----------------------------------------------------------------------------------------------------------------------------




                                                  CLASS C (LEVEL LOAD)                               CLASS Y(D)

                                                  9/30/01(b)  9/30/00(b)  9/30/01(b)  9/30/00(b) 9/30/99(b) 9/30/98(b)  9/30/97
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --     9/30/99        --           --          --        --     9/26/97
Net asset value, beginning of period                $11.16     $11.13      $11.61      $11.58      $12.30    $12.10      $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.45       0.44        0.58        0.58        0.57      0.58        0.02
  Net realized and unrealized gains
   (losses) on investments                            0.59       0.04        0.61        0.03       (0.72)     0.27          --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        1.04       0.48        1.19        0.61       (0.15)     0.85        0.02
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                               0.45       0.45        0.58        0.58        0.57      0.65        0.01
  Net realized gains                                    --         --          --          --          --      --            --
------------------------------------------- --------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   0.45       0.45        0.58        0.58        0.57      0.65        0.01
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $11.75     $11.16      $12.22      $11.61      $11.58    $12.30      $12.10
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      9.44%      4.43%      10.50%       5.47%      (1.37%)    7.30%       0.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                                     $115       $105         $28         $25         $24       $24      $3,216
  Ratios to average net assets:
   Net investment income (loss)*                      3.88%      4.06%       4.88%       5.07%       4.72%     4.74%       4.31%
   Net expenses*                                      1.55%      1.60%       0.55%       0.59%       0.59%     0.60%       0.54%
   Gross expenses*                                    1.59%      1.73%       0.58%       0.73%       0.74%     1.25%       0.56%
  Portfolio turnover rate                               12%        45%         12%         45%         48%       74%         13%
----------------------------------------------------------------------------------------------------------------------------------

---------------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                       SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS A                                          CLASS B
                                        --------------------------------------------------------------------------------------------
                                        9/30/01(b)     9/30/00(b)    9/30/99(b,c)      9/30/01(b)       9/30/00(b)        9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                              --        12/31/98                               --            12/31/98
Net asset value, beginning of period ...  $8.70           $9.53         $10.00          $8.70               $9.53           $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........   0.80            0.80           0.55           0.74                0.73             0.48
  Net realized and unrealized
    gains (losses) on investments ......  (2.00)          (0.83)         (0.49)         (2.00)              (0.83)           (0.48)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................  (1.20)          (0.03)          0.06          (1.26)              (0.10)            --
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................   0.85            0.80           0.53           0.79                0.73             0.47
  Net realized gains ...................   --              --             --             --                  --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................   0.85            0.80           0.53           0.79                0.73             0.47
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........  $6.65           $8.70          $9.53          $6.65               $8.70            $9.53
====================================================================================================================================

TOTAL RETURN (A) .......................(14.69%)         (0.52%)         0.53%        (15.32%)             (1.25%)          (0.03%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................... $6,055          $6,999         $1,931         $1,142              $1,082             $154
  Ratios to average net assets:
   Net investment income (loss)* ....... 10.30%           8.64%          7.57%          9.56%               7.93%            6.53%
   Expenses* ...........................  1.03%           0.97%          0.89%          1.78%               1.72%            1.70%
   Gross expenses* .....................  1.05%           1.01%          1.16%          1.80%               1.76%            2.05%
  Portfolio turnover rate ..............    51%             35%            27%            51%                 35%              27%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                           CLASS C (LEVEL LOAD)                             CLASS Y(D)
                                        --------------------------------------------------------------------------------------
                                            9/30/01(b)       9/30/00(b)       9/30/01(b)     9/30/00(b)            9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               9/30/99                              --                12/31/98
Net asset value, beginning of period ...      $8.70           $9.53             $8.70            $9.53               $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........       0.75            0.73              0.82             0.82                 0.55
  Net realized and unrealized
    gains (losses) on investments ......      (2.01)          (0.83)            (2.00)           (0.83)               (0.48)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................      (1.26)          (0.10)            (1.18)           (0.01)                0.07
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................       0.79            0.73              0.87             0.82                 0.54
  Net realized gains ...................       --              --                --               --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................       0.79            0.73              0.87             0.82                 0.54
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........      $6.65           $8.70             $6.65            $8.70                $9.53
==============================================================================================================================
TOTAL RETURN (A) .......................    (15.33%)         (1.27%)          (14.48%)          (0.26%)               0.71%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................       $497          $1,019           $18,289          $22,923              $20,126
  Ratios to average net assets:
   Net investment income (loss)* .......      9.51%           7.90%            10.54%            8.79%                7.49%
   Expenses* ...........................      1.78%           1.72%             0.78%            0.71%                0.70%
   Gross expenses* .....................      1.79%           1.76%             0.79%            0.77%                0.98%
  Portfolio turnover rate ..............        51%             35%               51%              35%                  27%
------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                              FINANCIAL HIGHLIGHTS
                                                     SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE STRATEGIC INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                            ----------------------------------------------------------------------------------------
                                             9/30/01(b)   9/30/00(b)           9/30/99(b,c)          9/30/98(b)         9/30/97
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .............................    --               --                  --                    --           1/5/93
Net asset value, beginning of period .......  $26.86           $25.04              $24.15                $24.11         $20.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............    0.58             0.64                0.55                  0.61           0.59
  Net realized and unrealized
    gains (losses) on investments ..........   (2.85)            2.69                2.98                  0.73           3.88
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................   (2.27)            3.33                3.53                  1.34           4.47
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................    0.64             0.50                0.56                  0.52           0.49
  Net realized gains .......................    1.75             1.01                2.08                  0.78           0.25
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................    2.39             1.51                2.64                  1.30           0.74
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............  $22.20           $26.86              $25.04                $24.15         $24.11
=================================================================================================================================

TOTAL RETURN (A) ...........................  (9.31%)          13.78%              15.28%                 5.88%         22.45%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................$104,421         $128,847            $107,034               $49,540        $40,516
  Ratios to average net assets:
   Net investment income (loss)* ...........   2.35%            2.44%               2.17%                 2.49%          2.66%
   Net expenses* ...........................   0.86%            0.84%               0.87%                 0.85%          0.90%
   Gross expenses* .........................   0.86%            0.84%               0.87%                 0.85%          0.94%
  Portfolio turnover rate ..................    121%             103%                109%                  119%           106%
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS B
                                            ---------------------------------------------------------------------------------------
                                               9/30/01(b)       9/30/00(b)         9/30/99(b)         9/30/98(b)          9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .............................       --               --                 --                 --             12/22/93
Net asset value, beginning of period .......     $26.13           $24.45             $23.65             $23.70              $20.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............       0.38             0.43               0.35               0.42                0.42
  Net realized and unrealized
    gains (losses) on investments ..........      (2.77)            2.63               2.93               0.69                3.82
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................      (2.39)            3.06               3.28               1.11                4.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................       0.46             0.37               0.40               0.38                0.33
  Net realized gains .......................       1.75             1.01               2.08               0.78                0.25
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................       2.21             1.38               2.48               1.16                0.58
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............     $21.53           $26.13             $24.45             $23.65              $23.70
===================================================================================================================================

TOTAL RETURN (A) ...........................    (10.00%)          12.94%             14.44%              4.91%              21.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................    $19,353          $21,225            $16,372            $11,158              $5,685
  Ratios to average net assets:
   Net investment income (loss)* ...........      1.60%            1.69%              1.44%              1.72%               1.92%
   Net expenses* ...........................      1.61%            1.59%              1.62%              1.63%               1.65%
   Gross expenses* .........................      1.61%            1.59%              1.62%              1.63%               1.93%
  Portfolio turnover rate ..................       121%             103%               109%               119%                106%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
                                                       CLASS C
                                           -----------------------------
                                            9/30/01(b)       9/30/00(b)
------------------------------------------------------------------------
INCEPTION DATE ............................     --            9/30/99
Net asset value, beginning of period ......   $25.91           $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ............     0.37             0.46
  Net realized and unrealized
    gains (losses) on investments .........    (2.71)            2.55
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................    (2.34)            3.01
------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................     0.51             0.54
  Net realized gains ......................     1.75             1.01
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     2.26             1.55
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............   $21.31           $25.91
========================================================================

TOTAL RETURN (A) ..........................  (10.00%)          12.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................  $2,778           $2,271
  Ratios to average net assets:
   Net investment income (loss)* ..........    1.59%            1.80%
   Net expenses* ..........................    1.61%            1.59%
   Gross expenses* ........................    1.61%            1.59%
  Portfolio turnover rate .................     121%             103%
------------------------------------------------------------------------


                                                                                   CLASS Y(D)
                                            ----------------------------------------------------------------------------------------
                                             9/30/01(b)          9/30/00(b)        9/30/99(b)         9/30/98(b)            9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .............................      --                  --                --                 --               11/29/93
Net asset value, beginning of period .......    $26.92              $25.10            $24.20             $24.16              $20.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............      0.63                0.70              0.61               0.67                0.64
  Net realized and unrealized
   gains (losses) on investments ...........     (2.85)               2.70              2.99               0.72                3.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................     (2.22)               3.40              3.60               1.39                4.53
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................      0.70                0.57              0.62               0.57                0.56
  Net realized gains .......................      1.75                1.01              2.08               0.78                0.25
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      2.45                1.58              2.70               1.35                0.81
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............    $22.25              $26.92            $25.10             $24.20              $24.16
====================================================================================================================================
TOTAL RETURN (A) ...........................    (9.10%)             14.06%            15.56%              6.10%              22.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................   $82,850             $70,334           $62,714            $51,802             $37,924
  Ratios to average net assets:
   Net investment income (loss)* ...........     2.59%               2.69%             2.41%              2.70%               2.90%
   Net expenses* ...........................     0.62%               0.59%             0.62%              0.64%               0.65%
   Gross expenses* .........................     0.62%               0.59%             0.62%              0.64%               0.65%
  Portfolio turnover rate ..................      121%                103%              109%               119%                106%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                      FINANCIAL HIGHLIGHTS
                                              SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATE

GE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------------------------------------------------
                                                        9/30/01           9/30/00          9/30/99          9/30/98         9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .................................            --                --              --               --            1/5/93
Net asset value, beginning of period ...........          $1.00             $1.00           $1.00            $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................           0.05              0.06            0.05             0.05            0.05
Net realized and unrealized gains
  on investments ...............................            --                --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ........           0.05              0.06            0.05             0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ........................           0.05              0.06            0.05             0.05            0.05
  Net realized gains ...........................            --                --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................           0.05              0.06            0.05             0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................          $1.00             $1.00           $1.00            $1.00           $1.00
====================================================================================================================================
TOTAL RETURN (A) ...............................          4.86%             5.81%           4.68%            5.23%           5.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....       $278,435          $268,886        $196,155         $153,665        $114,030
  Ratios to average net assets:
   Net investment income (loss)* ...............          4.75%             5.69%           4.58%            5.11%           5.04%
   Net expenses* ...............................          0.49%             0.50%           0.49%            0.50%           0.47%
   Gross expenses* .............................          0.50%             0.50%           0.50%            0.52%           0.56%
------------------------------------------------------------------------------------------------------------------------------------



                                                   NOTES TO FINANCIAL HIGHLIGHTS

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Per share data is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 8 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares are renamed Class Y shares.

(e) For the period November 1, 1996 through September 30, 1997.

(f) For the period April 28, 2000 (inception) through September 30, 2000.

(g) Less than $0.01 per share.

(h) For the period January 5, 1998 (inception) through September 30, 1998. (i) For the period December 31, 1998 (inception) through September 30, 1999.

(j) For the period January 29, 1999 (inception) through September 30, 1999. (k) For the period December 31, 1996 (inception) through September 30, 1997.

(l) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

*  Annualized for periods less than one year.

** Less than 0.01%.


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                         GE              GE              GE             GE
AND LIABILITIES                                                             U.S.           VALUE          MID-CAP        MID-CAP
SEPTEMBER 30, 2001                                                        EQUITY          EQUITY           GROWTH   VALUE EQUITY
                                                                           FUND            FUND             FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $619,953,224;
      $77,272,295; $31,700,501; $12,890,472; $50,491,108;
      $32,184,131; $57,402,955; $72,129,986; $13,851,503;
      $23,006,565; and $223,468,305, respectively) ............... $600,518,851     $78,792,406      $29,778,456    $12,329,627
   Short-term investments (at amortized cost) ....................   13,084,281       2,059,285        2,630,000      1,948,478
   Cash ..........................................................       94,580             240               --             --
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $80,508;
      $211,180; $26,680; $52,907; and $0, respectively) ..........           --              --               --             --
   Receivable for investments sold ...............................   15,488,965       3,794,291          392,602        103,324
   Income receivables ............................................      548,394          80,876           28,450         21,263
   Receivable for fund shares sold ...............................      110,420          26,513           19,408          2,763
   Variation margin receivable ...................................        3,710              --               --          3,725
   Deferred organizational costs .................................           --              --               --             --
   Receivable from adviser .......................................           --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...............................................  629,849,201      84,753,611       32,848,916     14,409,180
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased .............................   15,140,235       3,802,458          412,084        593,394
   Payable for fund shares redeemed ..............................       38,380          56,402           21,896             --
   Payable to GEAM ...............................................      296,254          49,453           33,754         12,071
   Variation margin payable ......................................           --           1,300           11,175             --
   Payable to custodian ..........................................           --              --          163,836             --
--------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..........................................   15,474,869       3,909,613          642,745        605,465
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ....................................................... $614,374,332     $80,843,998      $32,206,171    $13,803,715
================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...............................................  629,606,454      79,117,574       34,347,544     14,068,460
   Undistributed (distributions in excess of)
      net investment income ......................................    3,271,005         198,496          140,395         94,504
   Accumulated net realized gain (loss) ..........................      935,832           9,178         (367,223)       204,146
   Net unrealized appreciation/(depreciation) on:
      Investments ................................................  (19,434,373)      1,520,111       (1,922,045)      (560,845)
      Futures ....................................................       (3,900)         (1,300)           7,500         (2,550)
      Foreign currency related transactions ......................         (686)            (61)              --             --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ....................................................... $614,374,332     $80,843,998      $32,206,171    $13,803,715
================================================================================================================================
CLASS A:
Net assets .......................................................  285,416,553      46,045,445       21,856,638      2,144,766
Shares outstanding ($.001 par value) .............................   11,415,009       4,573,111        2,460,371        215,199
Net asset value per share ........................................        25.00           10.07             8.88           9.97
Maximum offering price per share .................................        26.53           10.68             9.42          10.58
CLASS B:
Net assets .......................................................   35,163,047      28,130,902       10,063,508        433,989
Shares outstanding ($.001 par value) .............................    1,466,785       2,903,502        1,236,221         44,295
Net asset value per share* .......................................        23.97            9.69             8.14           9.80
CLASS C (LEVEL LOAD):
Net assets .......................................................    5,128,838         982,007          245,701        803,996
Shares outstanding ($.001 par value) .............................      215,573         101,451           30,189         82,494
Net asset value per share* .......................................        23.79            9.68             8.14           9.75
CLASS Y:
Net assets .......................................................  288,665,894       5,685,644           40,324     10,420,964
Shares outstanding ($.001 par value) .............................   11,573,667         534,019            4,140      1,042,998
Net asset value per share ........................................        24.94           10.65             9.74           9.99



------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                            GE                  GE                GE
AND LIABILITIES                                                          SMALL-CAP            S&P 500             GLOBAL
SEPTEMBER 30, 2001                                                    VALUE EQUITY              INDEX             EQUITY
                                                                              FUND             FUND**               FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $619,953,224;
      $77,272,295; $31,700,501; $12,890,472; $50,491,108;
      $32,184,131; $57,402,955; $72,129,986; $13,851,503;
      $23,006,565; and $223,468,305, respectively) ...............     $50,168,746        $23,582,411        $46,844,938
   Short-term investments (at amortized cost) ....................       2,610,503          1,097,213          6,885,683
   Cash ..........................................................             215                115             11,229
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $80,508;
      $211,180; $26,680; $52,907; and $0, respectively) ..........              --                 --             80,705
   Receivable for investments sold ...............................         456,337                 --            167,476
   Income receivables ............................................          63,998             27,688            102,685
   Receivable for fund shares sold ...............................          26,171             79,928          3,051,000
   Variation margin receivable ...................................              --             21,200                 --
   Deferred organizational costs .................................              --                 --                 --
   Receivable from adviser .......................................         143,544                 --                 --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...............................................      53,469,514         24,808,555         57,143,716
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased .............................         807,376            104,685            218,009
   Payable for fund shares redeemed ..............................          76,916                 --              1,231
   Payable to GEAM ...............................................              --              9,183             50,754
   Variation margin payable ......................................              --                 --                 --
   Payable to custodian ..........................................              --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..........................................         884,292            113,868            269,994
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................     $52,585,222        $24,694,687        $56,873,722
==============================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...............................................      44,891,645         33,521,039         69,921,436
   Undistributed (distributions in excess of)
      net investment income ......................................         230,703            203,413            285,951
   Accumulated net realized gain (loss) ..........................       7,785,236           (432,495)        (2,776,257)
   Net unrealized appreciation/(depreciation) on:
      Investments ................................................        (322,362)        (8,601,720)       (10,558,017)
      Futures ....................................................              --              4,450                 --
      Foreign currency related transactions ......................              --                 --                609
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................     $52,585,222        $24,694,687        $56,873,722
==============================================================================================================================
CLASS A:
Net assets .......................................................      32,918,138         24,694,687         42,199,781
Shares outstanding ($.001 par value) .............................       2,395,031          3,425,443          2,545,801
Net asset value per share ........................................           13.74               7.21              16.58
Maximum offering price per share .................................           14.58                 --              17.59
CLASS B:
Net assets .......................................................      13,320,496                 --          1,326,509
Shares outstanding ($.001 par value) .............................         990,993                 --             85,450
Net asset value per share* .......................................           13.44                 --              15.52
CLASS C (LEVEL LOAD):
Net assets .......................................................         454,611                 --            279,281
Shares outstanding ($.001 par value) .............................          33,822                 --             18,009
Net asset value per share* .......................................           13.44                 --              15.51
CLASS Y:
Net assets .......................................................       5,891,977                 --         13,068,151
Shares outstanding ($.001 par value) .............................         425,522                 --            784,482
Net asset value per share ........................................           13.85                 --              16.66





----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                          GE             GE                GE              GE
AND LIABILITIES                                                    INTERNATIONAL        EUROPE          EMERGING          PREMIER
SEPTEMBER 30, 2001                                                        EQUITY        EQUITY           MARKETS           GROWTH
                                                                           FUND          FUND              FUND       EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $619,953,224;
      $77,272,295; $31,700,501; $12,890,472; $50,491,108;
      $32,184,131; $57,402,955; $72,129,986; $13,851,503;
      $23,006,565; and $223,468,305, respectively) ...............   $53,521,065     $10,531,146       $14,765,090     $183,425,344
   Short-term investments (at amortized cost) ....................     8,188,313         466,410         1,050,330        4,950,000
   Cash ..........................................................            --              --                --               --
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $80,508;
      $211,180; $26,680; $52,907; and $0, respectively) ..........       211,723          28,740            52,862               --
   Receivable for investments sold ...............................       431,386         136,114             8,559               --
   Income receivables ............................................       167,603          28,855            43,505           99,208
   Receivable for fund shares sold ...............................     4,385,355         219,130           116,515           29,780
   Variation margin receivable ...................................            --              --                --               --
   Deferred organizational costs .................................            --              --                --              380
   Receivable from adviser .......................................        10,137              --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...............................................    66,915,582      11,410,395        16,036,861      188,504,712
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased .............................       378,614          58,489            78,574          289,063
   Payable for fund shares redeemed ..............................        15,309              --            24,760               --
   Payable to GEAM ...............................................            --          12,758            20,936          171,189
   Variation margin payable ......................................            --              --                --            5,000
   Payable to custodian ..........................................            --              --                78           65,592
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..........................................       393,923          71,247           124,348          530,844
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................   $66,521,659     $11,339,148       $15,912,513     $187,973,868
===================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...............................................    89,634,726      15,827,561        27,058,082      223,184,904
   Undistributed (distributions in excess of)
      net investment income ......................................       568,135          97,425            77,734               --
   Accumulated net realized gain (loss) ..........................    (5,074,669)     (1,265,342)       (2,981,530)       4,843,175
   Net unrealized appreciation/(depreciation) on:
      Investments ................................................   (18,608,921)     (3,320,357)       (8,241,475)     (40,042,961)
      Futures ....................................................            --              --                --          (11,250)
      Foreign currency related transactions ......................         2,388            (139)             (298)              --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................   $66,521,659     $11,339,148       $15,912,513     $187,973,868
===================================================================================================================================
CLASS A:
Net assets .......................................................    33,328,165       2,087,533         5,235,440      104,215,484
Shares outstanding ($.001 par value) .............................     2,806,735         278,941           685,006        4,604,553
Net asset value per share ........................................         11.87            7.48              7.64            22.63
Maximum offering price per share .................................         12.59            7.94              8.11            24.01
CLASS B:
Net assets .......................................................     1,166,417         246,721           450,210       32,761,422
Shares outstanding ($.001 par value) .............................       104,332          33,523            60,220        1,500,280
Net asset value per share* .......................................         11.18            7.36              7.48            21.84
CLASS C (LEVEL LOAD):
Net assets .......................................................       246,291          76,738            77,726        3,932,750
Shares outstanding ($.001 par value) .............................        22,021          10,520            10,424          180,109
Net asset value per share* .......................................         11.18            7.29              7.46            21.84
CLASS Y:
Net assets .......................................................    31,780,786       8,928,156        10,149,137       47,064,212
Shares outstanding ($.001 par value) .............................     2,643,291       1,185,766         1,317,566        2,060,364
Net asset value per share ........................................         12.02            7.53              7.70            22.84



 *Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
**GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.


-------------
See Notes to Financial Statements.

                                      130 & 131



------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                  GE                GE                 GE                GE
AND LIABILITIES                                                  PREMIER           PREMIER            PREMIER             FIXED
SEPTEMBER 30, 2001                                              RESEARCH     INTERNATIONAL              VALUE            INCOME
                                                             EQUITY FUND       EQUITY FUND        EQUITY FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $12,191,369; $10,025,048; $16,068,155;
      $221,094,485; $246,279,112; $30,076,919; $28,659,102;
      $33,904,517; $204,079,551; and $0, respectively) ..... $10,244,329        $7,331,715        $15,359,348       $226,301,288
   Short-term investments (at amortized cost) ..............     165,390            50,312            228,873         42,986,214
   Cash ....................................................          --                --                 --              1,737
   Foreign currency (cost $0; $131; $328; $0; $0; $0; $0;
      $0; $85,392 and $0, respectively) ....................          --               129                328                 --
   Receivable for investments sold .........................      12,043                --                 --          5,459,656
   Income receivables ......................................      11,096            22,483             28,122          2,367,985
   Receivable for fund shares sold .........................       1,581               450             12,623             54,466
   Receivable for total return swaps .......................          --                --                 --             51,061
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .........................................  10,434,439         7,405,089         15,629,294        277,222,407
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distributions payable to shareholders ...................          --                --                 --            144,446
   Payable upon return of securities loaned ................          --                --                 --         35,148,326
   Payable for investments purchased .......................          --                --                 --         30,556,114
   Payable for fund shares redeemed ........................          --                --                 --            432,000
   Payable to GEAM .........................................       9,676             7,337             12,050             96,756
   Unrealized depreciation on forward foreign
      currency contracts ...................................          --                --                 --                 --
   Payable to custodian ....................................          --                --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................       9,676             7,337             12,050         66,377,642
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................. $10,424,763        $7,397,752        $15,617,244       $210,844,765
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .........................................  14,169,581        12,543,236         16,234,286        206,735,002
   Undistributed (distributions in excess of)
      net investment income ................................       7,975            78,602            104,212            433,860
   Accumulated net realized gain (loss) ....................  (1,805,753)       (2,531,027)           (12,447)        (1,530,900)
   Net unrealized appreciation/(depreciation) on:
      Investments ..........................................  (1,947,040)       (2,693,333)          (708,807)         5,206,803
      Foreign currency related transactions ................          --               274                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................. $10,424,763        $7,397,752        $15,617,244       $210,844,765
====================================================================================================================================
CLASS A:
Net assets .................................................   9,905,351         7,150,582         14,694,460        129,412,564
Shares outstanding ($.001 par value) .......................   1,353,427         1,223,428          1,484,507         10,429,437
Net asset value per share ..................................        7.32              5.84               9.90              12.41
Maximum offering price per share ...........................        7.77              6.20              10.50              12.96
CLASS B:
Net assets .................................................     344,947           108,877            662,037          2,501,219
Shares outstanding ($.001 par value) .......................      47,600            18,742             67,446            201,500
Net asset value per share* .................................        7.25              5.81               9.82              12.41
CLASS C (LEVEL LOAD):
Net assets .................................................     100,026            78,925            159,664            305,058
Shares outstanding ($.001 par value) .......................      13,803            13,583             16,234             24,577
Net asset value per share* .................................        7.25              5.81               9.83              12.41
CLASS Y:
Net assets .................................................      74,439            59,368            101,083         78,625,924
Shares outstanding ($.001 par value) .......................      10,149            10,137             10,188          6,340,034
Net asset value per share ..................................        7.33              5.86               9.92              12.40





------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                 GE                   GE
AND LIABILITIES                                              GOVERNMENT            SHORT-TERM                    GE
SEPTEMBER 30, 2001                                           SECURITIES            GOVERNMENT            TAX-EXEMPT
                                                                   FUND                  FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS

   Investments in securities, at market***
      (cost $12,191,369; $10,025,048; $16,068,155;
      $221,094,485; $246,279,112; $30,076,919; $28,659,102;
      $33,904,517; $204,079,551; and $0, respectively) .....$257,215,884          $31,043,376           $29,977,348
   Short-term investments (at amortized cost) ..............  51,807,405            5,498,012               664,269
   Cash ....................................................       7,986                   --                    --
   Foreign currency (cost $0; $131; $328; $0; $0; $0; $0;
      $0; $85,392 and $0, respectively) ....................          --                   --                    --
   Receivable for investments sold .........................   6,582,461                   --                    --
   Income receivables ......................................   3,249,597              478,894               573,566
   Receivable for fund shares sold .........................          --              113,929                 2,065
   Receivable for total return swaps .......................          --                   --                    --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ......................................... 318,863,333           37,134,211            31,217,248
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distributions payable to shareholders ...................     196,518               21,275                19,068
   Payable upon return of securities loaned ................  63,167,543            5,088,901                    --
   Payable for investments purchased .......................  20,359,381                   --                    --
   Payable for fund shares redeemed ........................   1,067,146              184,873                 1,804
   Payable to GEAM .........................................     617,520               12,837                10,651
   Unrealized depreciation on forward foreign
      currency contracts ...................................          --                   --                    --
   Payable to custodian ....................................          --               95,839                    --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................  85,408,108            5,403,725                31,523
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................$233,455,225          $31,730,486           $31,185,725
==============================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ......................................... 419,951,999           30,710,715            30,718,411
   Undistributed (distributions in excess of)
      net investment income ................................    (196,515)              23,613                76,817
   Accumulated net realized gain (loss) ....................(197,237,031)              29,701              (927,749)
   Net unrealized appreciation/(depreciation) on:
      Investments ..........................................  10,936,772              966,457             1,318,246
      Foreign currency related transactions ................          --                   --                    --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................$233,455,225          $31,730,486           $31,185,725
==============================================================================================================================
CLASS A:
Net assets ................................................. 174,495,591           27,797,647            26,303,614
Shares outstanding ($.001 par value) .......................  20,442,406            2,283,091             2,237,750
Net asset value per share ..................................        8.54                12.18                 11.75
Maximum offering price per share ...........................        8.92                12.49                 12.27
CLASS B:
Net assets .................................................  58,838,057              971,830             4,739,487
Shares outstanding ($.001 par value) .......................   6,832,219               79,931               403,294
Net asset value per share* .................................        8.61                12.16                 11.75
CLASS C (LEVEL LOAD):
Net assets .................................................     121,577              766,838               114,869
Shares outstanding ($.001 par value) .......................      14,075               63,066                 9,780
Net asset value per share* .................................        8.64                12.16                 11.75
CLASS Y:
Net assets .................................................          --            2,194,171                27,755
Shares outstanding ($.001 par value) .......................          --              180,832                 2,271
Net asset value per share ..................................          --                12.13                 12.22



--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                                           GE                    GE
AND LIABILITIES                                                           GE            STRATEGIC                  MONEY
SEPTEMBER 30, 2001                                                HIGH YIELD           INVESTMENT                 MARKET
                                                                        FUND                 FUND                 FUND**
--------------------------------------------------------------------------------------------------------------------------
ASSETS

   Investments in securities, at market***
      (cost $12,191,369; $10,025,048; $16,068,155;
      $221,094,485; $246,279,112; $30,076,919; $28,659,102;
      $33,904,517; $204,079,551; and $0, respectively) .....      $23,146,666         $203,280,715         $          --
   Short-term investments (at amortized cost) ..............        1,840,000            7,240,591           279,483,145
   Cash ....................................................               --                   --                    --
   Foreign currency (cost $0; $131; $328; $0; $0; $0; $0;
      $0; $85,392 and $0, respectively) ....................               --               85,398                    --
   Receivable for investments sold .........................          196,894            2,879,428                    --
   Income receivables ......................................          902,761            1,044,477               176,775
   Receivable for fund shares sold .........................            2,604              109,359                    --
   Receivable for total return swaps .......................               --               29,214                    --
--------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .........................................       26,088,925          214,669,182           279,659,920
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distributions payable to shareholders ...................           41,186                   --               107,032
   Payable upon return of securities loaned ................               --                   --                    --
   Payable for investments purchased .......................               --            5,082,367                    --
   Payable for fund shares redeemed ........................           15,669               93,423               998,212
   Payable to GEAM .........................................           17,588               91,607               116,383
   Unrealized depreciation on forward foreign
      currency contracts ...................................           31,016                   --                    --
   Payable to custodian ....................................            1,161                   --                 3,721
--------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................          106,620            5,267,397             1,225,348
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................      $25,982,305         $209,401,785          $278,434,572
==========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .........................................       37,763,250          199,780,508           278,384,092
   Undistributed (distributions in excess of)
      net investment income ................................           34,184            4,180,398                59,442
   Accumulated net realized gain (loss) ....................       (1,027,385)           6,239,554                (8,962)
   Net unrealized appreciation/(depreciation) on:
      Investments ..........................................      (10,757,851)            (798,836)                   --
      Foreign currency related transactions ................          (29,893)                 161                    --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................      $25,982,305         $209,401,785          $278,434,572
==========================================================================================================================
CLASS A:
Net assets .................................................        6,054,731          104,420,976           278,434,572
Shares outstanding ($.001 par value) .......................          910,480            4,704,272           278,445,509
Net asset value per share ..................................             6.65                22.20                  1.00
Maximum offering price per share ...........................             6.95                23.55                    --
CLASS B:
Net assets .................................................        1,141,701           19,353,305                    --
Shares outstanding ($.001 par value) .......................          171,674              898,999                    --
Net asset value per share* .................................             6.65                21.53                    --
CLASS C (LEVEL LOAD):
Net assets .................................................          496,746            2,777,547                    --
Shares outstanding ($.001 par value) .......................           74,662              130,370                    --
Net asset value per share* .................................             6.65                21.31                    --
CLASS Y:
Net assets .................................................       18,289,127           82,849,957                    --
Shares outstanding ($.001 par value) .......................        2,750,020            3,723,854                    --
Net asset value per share ..................................             6.65                22.25                    --




  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
 ** GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.
*** Includes $33,959,423, $61,101,827 and $4,885,976 of securities on loan in the GE Fixed Income Fund, GE Government Securities
    Fund and GE Short-Term Government Fund, respectively.


-------------
See Notes to Financial Statements.


                                   132 & 133


-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                              GE                GE                GE                GE
FOR THE YEAR ENDED                                                  U.S.             VALUE           MID-CAP           MID-CAP
SEPTEMBER 30, 2001                                                EQUITY            EQUITY            GROWTH      VALUE EQUITY
                                                                    FUND              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ...........................................  $   8,576,150     $    1,236,047    $    192,187       $  138,848
      Interest ............................................      1,006,753            153,400         252,522           86,074
      Less: Foreign taxes withheld ........................        (33,333)            (6,358)           (282)              --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ...........................................      9,549,570          1,383,089         444,427          224,922
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ....................      2,942,915            505,970         233,619          117,862
      Distribution Fees (Notes 4 & 8)
         Class A ..........................................        845,010            118,803          61,998            5,198
         Class B ..........................................        427,072            383,658         138,514            3,852
         Class C ..........................................         52,392              9,430           2,494            8,049
      Blue Sky fees .......................................        276,984             34,136          14,590            5,322
      Transfer agent fees .................................        647,475            133,715          69,721           12,456
      Trustees' fees ......................................         19,556              2,410           1,030              375
      Custody and accounting expenses .....................        305,218             37,615          16,078            5,864
      Professional fees                                            171,728             21,164           9,046            3,299
      Registration expenses ...............................         66,624              8,211           3,510            1,280
      Amortization of deferred organization expense .......             --                 --              --               --
      Other expenses ......................................        212,249             26,158          11,179            4,077
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER ...........................      5,967,223          1,281,270         561,779          167,634
      Less: Expenses waived or borne
         by the adviser ...................................        (88,456)            (7,033)        (13,575)              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................      5,878,767          1,274,237         548,204          167,634
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ...........................      3,670,803            108,852        (103,777)          57,288
===================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ......................................     20,690,735            742,127         215,335          256,524
         Futures ..........................................     (2,077,556)          (426,516)         22,795          (54,385)
         Written options ..................................             --                 --              --               --
         Foreign currency related transactions ............           (304)               270              --               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ......................................   (157,487,382)       (16,209,015)     (8,855,813)      (1,082,178)
         Futures ..........................................        631,682             19,875          (3,250)          (2,550)
         Written options ..................................             --                 --              --               --
         Foreign currency related transactions ............            313                 86              --               --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ...................................   (138,242,512)       (15,873,173)     (8,620,933)        (882,589)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................  $(134,571,709)      $(15,764,321)    $(8,724,710)       $(825,301)
===================================================================================================================================




--------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                            GE               GE                 GE                 GE
 FOR THE YEAR ENDED                                           SMALL-CAP          S&P 500             GLOBAL      INTERNATIONAL
 SEPTEMBER 30, 2001                                        VALUE EQUITY            INDEX             EQUITY             EQUITY
                                                                   FUND            FUND*               FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ..........................................  $   679,719       $   324,062      $    999,950      $   1,435,115
      Interest ...........................................      127,892            66,359           247,490            323,378
      Less: Foreign taxes withheld .......................           --            (1,516)          (81,603)          (172,543)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..........................................      807,611           388,905         1,165,837          1,585,950
--------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ...................      380,706            81,094           519,263            607,062
      Distribution Fees (Notes 4 & 8)
         Class A .........................................       79,551                --           115,695             86,763
         Class B .........................................      129,651                --            18,853             15,374
         Class C .........................................        2,701                --             2,506              2,788
      Blue Sky fees ......................................       19,496             9,938            27,284             28,760
      Transfer agent fees ................................       44,585            16,823           141,365            115,684
      Trustees' fees .....................................        1,377               701             1,927              2,031
      Custody and accounting expenses ....................       21,483            10,950            30,065             31,691
      Professional fees                                          12,088             6,161            16,916             17,832
      Registration expenses ..............................        4,689             2,390             6,562              6,919
      Amortization of deferred organization expense ......           --                --                --                 --
      Other expenses .....................................       14,937             7,615            20,906             22,038
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER ..........................      711,264           135,672           901,342            936,942
      Less: Expenses waived or borne
         by the adviser ..................................      (24,019)          (14,066)           (9,521)                --
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses .......................................      687,245           121,606           891,821            936,942
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ..........................      120,366           267,299           274,016            649,008
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments .....................................    8,015,261            62,743        (1,911,418)        (4,189,987)
         Futures .........................................           --          (532,288)               --                 --
         Written options .................................       16,202                --                --                 --
         Foreign currency related transactions ...........           --                --           (44,614)          (155,075)

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments .....................................   (5,595,320)       (8,264,580)      (17,014,511)       (21,066,790)
         Futures .........................................           --            74,400                --                 --
         Written options .................................       (2,252)               --                --                 --
         Foreign currency related transactions ...........           --                --             1,851              1,769
--------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ..................................    2,433,891        (8,659,725)      (18,968,692)       (25,410,083)
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................   $2,554,257       $(8,392,426)     $(18,694,676)      $(24,761,075)
================================================================================================================================


 ------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                            GE                GE                GE
 FOR THE YEAR ENDED                                              EUROPE          EMERGING           PREMIER
 SEPTEMBER 30, 2001                                              EQUITY           MARKETS            GROWTH
                                                                   FUND              FUND       EQUITY FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ......................................... $    276,714   $      375,628     $    1,100,487
      Interest ..........................................       33,745           91,328            537,412
      Less: Foreign taxes withheld ......................      (35,691)         (29,524)            (4,577)
------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................      274,768          437,432          1,633,322
------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................      155,880          262,942          1,297,603
      Distribution Fees (Notes 4 & 8)
         Class A ........................................        6,836           18,092            314,109
         Class B ........................................        3,219            5,729            400,376
         Class C ........................................        1,481            1,247             37,049
      Blue Sky fees .....................................        5,741            8,415             78,680
      Transfer agent fees ...............................       33,888           25,156            255,432
      Trustees' fees ....................................          406              594              5,556
      Custody and accounting expenses ...................        6,326            9,273             86,701
      Professional fees                                          3,559            5,217             48,782
      Registration expenses .............................        1,381            2,024             18,926
      Amortization of deferred organization expense .....           --               --              2,821
      Other expenses ....................................        4,400            6,449             60,293
------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .........................      223,117          345,138          2,606,328
      Less: Expenses waived or borne
         by the adviser .................................      (16,940)          (5,032)           (55,758)
------------------------------------------------------------------------------------------------------------
      Net expenses ......................................      206,177          340,106          2,550,570
------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .........................       68,591           97,326           (917,248)
============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ....................................   (1,209,668)      (2,981,469)         7,472,317
         Futures ........................................           --               --           (896,715)
         Written options ................................           --           23,237                 --
         Foreign currency related transactions ..........       15,542          (53,445)                --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ....................................   (3,955,933)      (7,881,584)       (62,742,163)
         Futures ........................................           --               --             (6,600)
         Written options ................................           --               --                 --
         Foreign currency related transactions ..........         (898)             768                 --
------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .................................   (5,150,957)     (10,892,493)       (56,173,161)
------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................  $(5,082,366)    $(10,795,167)      $(57,090,409)
============================================================================================================

  *GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.



-------------
See Notes to Financial Statements.


                                      134 & 135


--------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                                            GE                    GE               GE
 FOR THE YEAR ENDED                                                             PREMIER               PREMIER          PREMIER
 SEPTEMBER 30, 2001                                                            RESEARCH         INTERNATIONAL            VALUE
                                                                            EQUITY FUND           EQUITY FUND      EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ........................................................   $    128,059          $   212,947     $    303,531
      Interest** .......................................................         13,584                7,130           15,699
      Less: Foreign taxes withheld .....................................            (31)             (24,861)            (538)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................................        141,612              195,216          318,692
--------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................................         85,968               75,418           94,186
      Distribution fees (Notes 4 & 8)
         Class A .......................................................         29,270               22,750           37,469
         Class B .......................................................          3,671                1,663            4,689
         Class C .......................................................          1,184                  850            1,449
      Blue Sky fees ....................................................          4,584                3,595            5,609
      Transfer agent fees ..............................................         24,360               21,826           23,827
      Trustees' fees ...................................................            324                  254              396
      Custody and accounting expenses ..................................          5,051                3,961            6,180
      Professional fees ................................................          2,842                2,229            3,478
      Registration expenses ............................................          1,102                  865            1,349
      Other expenses ...................................................          3,512                2,754            4,298
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER ........................................        161,868              136,165          182,930
      Less: Expenses waived or borne
         by the adviser ................................................        (11,090)             (11,910)          (5,898)
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................................        150,778              124,255          177,032
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ........................................         (9,166)              70,961          141,660
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ...................................................     (1,780,802)          (1,942,090)         154,525
         Futures .......................................................             --                   --          (37,435)
         Swaps .........................................................             --                   --               --
         Foreign currency related transactions .........................             --                  393               (7)

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
         Investments ...................................................     (1,645,901)          (1,605,133)      (1,919,151)
         Foreign currency related transactions .........................             --                  598               --
--------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)on investments ............     (3,426,703)          (3,546,232)      (1,802,068)
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....    $(3,435,869)         $(3,475,271)     $(1,660,408)
================================================================================================================================




-------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                                           GE                 GE                 GE
 FOR THE YEAR ENDED                                                              FIXED         GOVERNMENT          SHORT-TERM
 SEPTEMBER 30, 2001                                                             INCOME         SECURITIES          GOVERNMENT
                                                                                  FUND               FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ........................................................  $    57,545    $            --      $           --
      Interest** .......................................................   11,727,999         15,259,584           2,832,820
      Less: Foreign taxes withheld .....................................           --                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................................   11,785,544         15,259,584           2,832,820
-------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................................      651,996            944,720             133,538
      Distribution fees (Notes 4 & 8)
         Class A .......................................................      277,552            349,123              61,091
         Class B .......................................................       21,018            961,612               3,644
         Class C .......................................................        2,553                395               3,339
      Blue Sky fees ....................................................       65,229             87,018              18,558
      Transfer agent fees ..............................................      134,105            333,051              38,749
      Trustees' fees ...................................................        4,605              6,144               1,310
      Custody and accounting expenses ..................................       71,879             95,889              20,449
      Professional fees ................................................       40,442             53,950              11,506
      Registration expenses ............................................           --             20,931               4,465
      Other expenses ...................................................       65,673             68,365              14,220
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER ........................................    1,335,052          2,921,198             310,869
      Less: Expenses waived or borne
         by the adviser ................................................       (9,729)          (191,309)            (50,651)
-------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................................    1,325,323          2,729,889             260,218
-------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ........................................   10,460,221         12,529,695           2,572,602
===============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ...................................................    4,828,706          5,083,141           1,189,396
         Futures .......................................................       (1,873)                --                  --
         Swaps .........................................................      384,676                 --                  --
         Foreign currency related transactions .........................           --                 --                  --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
         Investments ...................................................    5,771,336          9,308,098             667,934
         Foreign currency related transactions .........................            1                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)on investments ............   10,982,846         14,391,239           1,857,330
------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $21,443,067        $26,920,934          $4,429,932
===============================================================================================================================



---------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                                                                      GE             GE
 FOR THE YEAR ENDED                                                              GE             GE      STRATEGIC           MONEY
 SEPTEMBER 30, 2001                                                      TAX-EXEMPT     HIGH YIELD     INVESTMENT          MARKET
                                                                               FUND           FUND           FUND           FUND*
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .......................................................$       --     $    52,247   $  1,564,297     $        --
      Interest** ...................................................... 1,560,818       3,315,784      5,776,918      14,680,352
      Less: Foreign taxes withheld ....................................        --              --        (81,811)             --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ....................................................... 1,560,818       3,368,031      7,259,404      14,680,352
---------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ................................   100,712         178,444        790,977         700,648
      Distribution fees (Notes 4 & 8)
         Class A ......................................................    58,951          16,650        297,900              --
         Class B ......................................................    50,532          11,451        214,088              --
         Class C ......................................................     1,103           6,936         28,749              --
      Blue Sky fees ...................................................    10,238          11,131         82,322         102,371
      Transfer agent fees .............................................    27,794          15,648        280,422         308,994
      Trustees' fees ..................................................       722             786          5,812           7,228
      Custody and accounting expenses .................................    11,283          12,266         90,715         112,805
      Professional fees ...............................................     6,348           6,901         51,040          63,469
      Registration expenses ...........................................     2,463           2,677         19,802              --
      Other expenses ..................................................     7,845           8,530         63,081         103,069
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .......................................   277,991         271,420      1,924,908       1,398,584
      Less: Expenses waived or borne
         by the adviser ...............................................    (8,838)         (4,109)            --         (39,115)
---------------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................................   269,153         267,311      1,924,908       1,359,469
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................................... 1,291,665       3,100,720      5,334,496      13,320,883
=================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ..................................................   (23,565)       (466,010)     7,473,098            (120)
         Futures ......................................................        --              --       (296,676)             --
         Swaps ........................................................        --              --        214,719              --
         Foreign currency related transactions ........................        --          96,460        (76,892)             --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON
         Investments .................................................. 1,446,530      (7,134,499)   (33,666,389)             --
         Foreign currency related transactions ........................        --         (80,953)         3,565              --
---------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)on investments ........... 1,422,965      (7,585,002)   (26,348,575)           (120)
-----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....$2,714,630     $(4,484,282)  $(21,014,079)    $13,320,763
=================================================================================================================================



  *GE Money Market Fund is a no load fund offering only one class of shares to all investors.
 **Income attributable to security lending activity, net of rebate expenses, for the GE Fixed Income Fund,
   GE Government Securities Fund and GE Short-Term Government Fund was $309,907, $580,687 and $44,107, respectively.

-------------
See Notes to Financial Statements.


                                      136 & 137


------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                    GE                                           GE
IN NET ASSETS                                                           U.S.                                       VALUE
                                                                     EQUITY                                       EQUITY
                                                                       FUND                                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                           SEPTEMBER            SEPTEMBER            SEPTEMBER          SEPTEMBER
                                                           30, 2001             30, 2000             30, 2001           30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................   $  3,670,803          $  4,245,014         $   108,852        $   (21,759)
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......     18,612,875            58,800,231             315,881          6,810,749
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................   (156,855,387)           25,886,282         (16,189,054)         2,199,188
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........   (134,571,709)           88,931,527         (15,764,321)         8,988,178
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................     (1,443,223)           (1,380,844)                 --                 --
       Class B .......................................             --                    --                  --                 --
       Class C .......................................             --                (9,291)                 --                 --
       Class Y .......................................     (2,289,407)           (2,602,693)                 --                 --
     Net realized gains
       Class A .......................................    (23,083,433)          (36,780,485)         (2,823,592)        (2,129,544)
       Class B .......................................     (2,840,570)           (4,638,890)         (2,736,439)        (3,277,572)
       Class C .......................................       (312,297)             (162,704)            (53,377)           (18,991)
       Class Y .......................................    (22,080,759)          (41,627,300)           (244,481)          (130,787)
     Return of capital
       Class A .......................................             --                    --                  --                 --
       Class Y .......................................             --                    --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................    (52,049,689)          (87,202,207)         (5,857,889)        (5,556,894)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................   (186,621,398)            1,729,320         (21,622,210)         3,431,284
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................     68,910,298           115,674,931          20,468,048         35,101,545
       Class B .......................................      5,185,275            12,874,150           2,868,437          6,110,000
       Class C .......................................      2,273,813             5,072,015             442,951            867,785
       Class Y .......................................     45,075,854            84,261,884           2,985,186          3,609,415
     Value of distributions reinvested
       Class A .......................................     24,081,018            37,394,137           2,718,788          2,077,451
       Class B .......................................      2,670,417             4,410,373           2,672,253          3,190,950
       Class C .......................................        312,302               171,977              53,729             18,989
       Class Y .......................................     24,250,796            43,848,215             244,478            130,786
     Cost of shares redeemed
       Class A .......................................   (105,924,249)          (81,078,197)         (9,308,779)       (24,708,494)
       Class B .......................................     (8,252,543)           (7,398,342)        (14,123,032)       (16,977,546)
       Class C .......................................       (854,557)             (488,861)           (120,186)          (122,795)
       Class Y .......................................    (71,144,616)         (109,591,822)            (10,984)        (2,491,529)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................    (13,416,192)          105,150,460           8,890,889          6,806,557
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........   (200,037,590)          106,879,780         (12,731,321)        10,237,841
NET ASSETS
     Beginning of period .............................    814,411,922           707,532,142          93,575,319         83,337,478
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................   $614,374,332          $814,411,922         $80,843,998        $93,575,319
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................   $  3,271,005          $  3,333,136         $   198,496        $    89,374




------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                    GE                                         GE
IN NET ASSETS                                                       MID-CAP                                    MID-CAP
                                                                     GROWTH                               VALUE EQUITY
                                                                       FUND                                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                          SEPTEMBER           SEPTEMBER            SEPTEMBER            SEPTEMBER
                                                          30, 2001             30, 2000              30, 2001           30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................   $  (103,777)        $    (97,436)        $    57,288           $   93,197
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......       238,130            5,591,510             202,139              199,528
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................    (8,859,063)           5,583,561          (1,084,728)             723,095
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........    (8,724,710)          11,077,635            (825,301)           1,015,820
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................            --                   --                  --               (7,497)
       Class B .......................................            --                   --                  --                 (423)
       Class C .......................................            --                   --                  --               (2,044)
       Class Y .......................................            --                   --             (20,471)             (87,910)
     Net realized gains
       Class A .......................................    (2,503,902)                  --             (10,083)                  --
       Class B .......................................    (1,704,824)                  --              (1,767)                  --
       Class C .......................................       (24,835)                  --              (3,884)                  --
       Class Y .......................................        (2,192)                  --             (61,721)                  --
     Return of capital
       Class A .......................................      (128,900)                  --                  --                   --
       Class Y .......................................          (113)                  --                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................    (4,453,808)                  --             (97,926)             (97,874)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................   (13,178,518)          11,077,635            (923,227)             917,946
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................    10,170,789           47,731,977             735,763            1,750,674
       Class B .......................................       854,594              976,894             229,911              232,126
       Class C .......................................       143,534               90,395             323,273              643,035
       Class Y .......................................     2,050,642               35,977          12,411,755                   30
     Value of distributions reinvested
       Class A .......................................     2,605,658                   29              10,016                7,675
       Class B .......................................     1,748,403                   38               1,766                  423
       Class C .......................................        26,430                   --               3,883                2,044
       Class Y .......................................         2,305                   --              82,186               87,910
     Cost of shares redeemed
       Class A .......................................    (6,650,932)         (45,213,360)           (342,448)            (647,495)
       Class B .......................................    (4,588,681)          (7,491,278)            (57,723)            (130,011)
       Class C .......................................       (27,281)                 (33)            (49,518)            (132,287)
       Class Y .......................................    (2,000,526)          (1,028,064)        (12,411,755)                 (42)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................     4,334,935           (4,897,425)            937,109            1,814,082
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........    (8,843,583)           6,180,210              13,882            2,732,028
NET ASSETS
     Beginning of period .............................    41,049,754           34,869,544          13,789,833           11,057,805
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................   $32,206,171          $41,049,754         $13,803,715          $13,789,833
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................   $   140,395          $   224,136         $    94,504          $    59,694





------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                        GE                                  GE
IN NET ASSETS                                                          SMALL-CAP                            S&P 500
                                                                    VALUE EQUITY                              INDEX
                                                                            FUND                             FUND++
------------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED              YEAR ENDED       YEAR ENDED         PERIOD ENDED
                                                         SEPTEMBER               SEPTEMBER         SEPTEMBER         SEPTEMBER
                                                         30, 2001                30, 2000          30, 2001          30, 2000+
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................  $   120,366            $   (53,353)      $    267,299       $   124,587
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......    8,031,463              2,504,914           (469,545)           37,050
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................   (5,597,572)             4,645,669         (8,190,180)         (407,090)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........    2,554,257              7,097,230         (8,392,426)         (245,453)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................           --                     --           (200,000)               --
       Class B .......................................           --                     --                 --                --
       Class C .......................................           --                     --                 --                --
       Class Y .......................................           --                     --                 --                --
     Net realized gains
       Class A .......................................   (1,017,331)            (2,055,057)                --                --
       Class B .......................................     (413,166)            (1,179,620)                --                --
       Class C .......................................       (5,735)               (10,923)                --                --
       Class Y .......................................     (376,934)               (47,787)                --                --
     Return of capital
       Class A .......................................           --                     --                 --                --
       Class Y .......................................           --                     --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................   (1,813,166)            (3,293,387)          (200,000)               --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................      741,091              3,803,843         (8,592,426)         (245,453)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................   31,201,645             32,881,546          5,660,496       103,871,059
       Class B .......................................   10,807,624             15,810,977                 --                --
       Class C .......................................      299,595                160,452                 --                --
       Class Y .......................................    1,731,253             11,933,541                 --                --
     Value of distributions reinvested
       Class A .......................................    1,011,725              2,040,255            195,959                --
       Class B .......................................      410,019              1,167,330                 --                --
       Class C .......................................        5,733                 10,919                 --                --
       Class Y .......................................      376,932                 47,779                 --                --
     Cost of shares redeemed
       Class A .......................................  (28,879,492)           (22,708,887)        (1,103,112)      (75,091,836)
       Class B .......................................   (9,775,835)           (14,762,605)                --                --
       Class C .......................................         (868)               (97,083)                --                --
       Class Y .......................................   (7,517,505)            (1,544,007)                --                --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................     (329,174)            24,940,217          4,753,343        28,779,223
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........      411,917             28,744,060         (3,839,083)       28,533,770
NET ASSETS
     Beginning of period .............................   52,173,305             23,429,245         28,533,770                --
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................  $52,585,222            $52,173,305        $24,694,687       $28,533,770
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................  $   230,703            $   141,453        $   203,413       $   136,090



------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                  GE                                         GE
IN NET ASSETS                                                      GLOBAL                              INTERNATIONAL
                                                                   EQUITY                                     EQUITY
                                                                     FUND                                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED       YEAR ENDED           YEAR ENDED              YEAR ENDED
                                                         SEPTEMBER        SEPTEMBER            SEPTEMBER               SEPTEMBER
                                                         30, 2001         30, 2000             30, 2001                30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................  $    274,016    $    154,608          $    649,008           $   379,484
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......    (1,956,032)     12,677,476           (4,345,062)              6,988,986
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................   (17,012,660)      3,760,837)          (21,065,021)            (2,877,844)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........   (18,694,676)       9,071,247          (24,761,075)             4,490,626
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................            --              --                    --                     --
       Class B .......................................            --              --                    --                     --
       Class C .......................................            --              --                    --                     --
       Class Y .......................................            --              --                    --                     --
     Net realized gains
       Class A .......................................    (8,202,568)     (3,657,749)           (3,771,329)            (1,829,560)
       Class B .......................................      (406,056)       (154,668)             (179,278)               (86,688)
       Class C .......................................       (30,812)         (6,517)              (28,567)                (4,188)
       Class Y .......................................    (4,823,066)     (2,112,455)           (3,685,789)            (1,190,119)
     Return of capital
       Class A .......................................            --              --                    --                     --
       Class Y .......................................            --              --                    --                     --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................   (13,462,502)     (5,931,389)           (7,664,963)            (3,110,555)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................   (32,157,178)      3,139,858           (32,426,038)             1,380,071
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................   235,001,363      37,425,451           335,348,425             80,857,100
       Class B .......................................       143,312       1,200,395               200,046                754,153
       Class C .......................................     1,082,879         108,879                 81,937               310,916
       Class Y .......................................     4,204,680      11,812,925            24,141,538             28,101,237
     Value of distributions reinvested
       Class A .......................................     7,862,365       3,466,570             3,665,264              1,812,538
       Class B .......................................       397,227         154,548               178,413                 74,242
       Class C .......................................        30,754           6,515                28,564                  4,186
       Class Y .......................................     4,823,070       2,116,923             3,685,781              1,190,127
     Cost of shares redeemed
       Class A .......................................  (229,982,758)    (32,318,003)         (332,405,894)           (77,169,950)
       Class B .......................................      (639,197)       (474,782)             (305,483)              (512,952)
       Class C .......................................      (934,750)             --               (12,503)               (89,467)
       Class Y .......................................   (16,262,907)     (7,212,711)          (16,292,235)           (12,526,760)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................     5,726,038      16,286,710            18,313,853             22,805,370
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........   (26,431,140)     19,426,568           (14,112,185)            24,185,441
NET ASSETS
     Beginning of period .............................    83,304,862      63,878,294            80,633,844             56,448,403
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................   $56,873,722     $83,304,862           $66,521,659            $80,633,844
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................   $   285,951     $    42,236           $   568,135            $    77,830



------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                      GE                                     GE
IN NET ASSETS                                                          EUROPE                               EMERGING
                                                                       EQUITY                                MARKETS
                                                                         FUND                                   FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED           YEAR ENDED       YEAR ENDED              YEAR ENDED
                                                          SEPTEMBER            SEPTEMBER        SEPTEMBER               SEPTEMBER
                                                          30, 2001             30, 2000         30, 2001                30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................  $     68,591          $   69,945      $     97,326           $    (87,962)
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......    (1,194,126)          2,209,873        (3,011,677)             2,888,857
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................    (3,956,831)            680,289        (7,880,816)            (2,901,122)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........    (5,082,366)          2,960,107       (10,795,167)              (100,227)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................            --              (5,880)               --                     --
       Class B .......................................            --                (250)               --                     --
       Class C .......................................            --                (459)               --                     --
       Class Y .......................................            --             (82,706)               --                     --
     Net realized gains
       Class A .......................................      (418,292)                 --          (866,143)              (131,270)
       Class B .......................................       (48,768)                 --           (66,952)               (20,058)
       Class C .......................................       (23,931)                 --           (14,019)                (5,643)
       Class Y .......................................    (1,727,651)                 --        (1,726,075)            (1,099,471)
     Return of capital
       Class A .......................................             --                 --                --                     --
       Class Y .......................................             --                 --                --                     --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................    (2,218,642)            (89,295)       (2,673,189)            (1,256,442)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................    (7,301,008)          2,870,812       (13,468,356)            (1,356,669)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................     4,011,433           3,552,970        30,131,911             11,879,825
       Class B .......................................        28,212             246,908           108,904                530,265
       Class C .......................................           798             102,647           911,648                 68,487
       Class Y .......................................            --          65,998,294           647,826            103,792,521
     Value of distributions reinvested
       Class A .......................................       411,485               5,872           859,715                129,842
       Class B .......................................        48,764                 250            66,950                 20,067
       Class C .......................................        23,928                 459            14,017                  5,641
       Class Y .......................................     1,727,653              82,701         1,726,069              1,099,469
     Cost of shares redeemed
       Class A .......................................    (4,015,533)         (1,322,744)      (30,527,952)            (2,118,407)
       Class B .......................................       (17,312)            (67,234)          (25,136)               (32,502)
       Class C .......................................       (61,259)                 (9)         (892,071)                  (120)
       Class Y .......................................        (3,890)        (65,919,100)         (973,774)          (101,531,462)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................     2,154,279           2,681,014         2,048,107             13,843,626
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........    (5,146,729)          5,551,826       (11,420,249)            12,486,957
NET ASSETS
     Beginning of period .............................    16,485,877          10,934,051        27,332,762             14,845,805
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................   $11,339,148         $16,485,877       $15,912,513            $27,332,762
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................   $    97,425         $    13,292       $    77,734            $    44,146



------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                             GE
IN NET ASSETS                                                                PREMIER
                                                                              GROWTH
                                                                         EQUITY FUND
------------------------------------------------------------------------------------------------
                                                                YEAR ENDED          YEAR ENDED
                                                                SEPTEMBER           SEPTEMBER
                                                                30, 2001            30, 2000
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................       $   (917,248)        $    (589,450)
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps .......          6,575,602            10,071,640
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written
       options and foreign
       currency translations .........................        (62,748,763)           10,834,568
------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........        (57,090,409)           20,316,758
------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................                 --                    --
       Class B .......................................                 --                    --
       Class C .......................................                 --                    --
       Class Y .......................................                 --                    --
     Net realized gains
       Class A .......................................         (6,760,834)           (3,161,016)
       Class B .......................................         (2,230,371)             (805,004)
       Class C .......................................           (170,920)              (25,553)
       Class Y .......................................         (1,977,311)             (860,280)
     Return of capital
       Class A .......................................                 --                    --
       Class Y .......................................                 --                    --
------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................        (11,139,436)           (4,851,853)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................        (68,229,845)           15,464,905
------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................         38,112,205            78,416,887
       Class B .......................................          7,441,660            27,339,909
       Class C .......................................          2,440,328             3,265,531
       Class Y .......................................         41,724,728            48,836,927
     Value of distributions reinvested
       Class A .......................................          6,644,670             3,081,478
       Class B .......................................          2,139,343               779,461
       Class C .......................................            171,178                25,553
       Class Y .......................................          1,977,317               860,280
     Cost of shares redeemed
       Class A .......................................        (29,000,977)          (31,015,385)
       Class B .......................................         (5,614,952)           (4,148,005)
       Class C .......................................           (533,049)             (271,549)
       Class Y .......................................        (15,572,358)          (39,948,372)
------------------------------------------------------------------------------------------------
     Net increase (decrease) from
     share transactions ..............................         49,930,093            87,222,715
------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (18,299,752)          102,687,620
NET ASSETS
     Beginning of period .............................        206,273,620           103,586,000
------------------------------------------------------------------------------------------------
     End of period ...................................       $187,973,868          $206,273,620
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME,
    END OF PERIOD ....................................       $         --          $    454,018


 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.


-------------
See Notes to Financial Statements.

                                    138 &  139

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                 GE                                         GE
IN NET ASSETS (CONTINUED)                                            U.S.                                      VALUE
CHANGES IN FUND SHARES                                             EQUITY                                     EQUITY
                                                                     FUND                                       FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED        YEAR ENDED              YEAR ENDED         YEAR ENDED
                                                           SEPTEMBER        SEPTEMBER               SEPTEMBER          SEPTEMBER
                                                           30, 2001         30, 2000                30, 2001           30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................    2,350,051         3,592,861               1,758,249          2,736,575
Issued for distributions reinvested ..................      794,742         1,198,516                 226,944            168,215
Shares redeemed ......................................   (3,595,943)       (2,516,038)               (804,866)        (1,943,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............     (451,150)        2,275,339               1,180,327            961,578
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................      184,461           411,688                 252,058            494,576
Issued for distributions reinvested ..................       91,347           144,316                 230,367            264,152
Shares redeemed ......................................     (296,977)         (237,045)             (1,264,375)        (1,377,186)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............      (21,169)          318,959                (781,950)          (618,458)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................       81,222           162,392                  39,009             70,652
Issued for distributions reinvested ..................       10,765             5,719                   4,628              1,572
Shares redeemed ......................................      (31,220)          (15,522)                (10,533)            (9,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............       60,767           152,589                  33,104             62,484
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................    1,539,435         2,639,226                 234,596            287,635
Issued for distributions reinvested ..................      804,071         1,411,272                  19,326             10,084
Shares redeemed ......................................   (2,439,762)       (3,422,298)                   (863)          (196,613)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............      (96,256)          628,200                 253,059            101,106
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                      GE                                GE
IN NET ASSETS (CONTINUED)                                             MID-CAP                           MID-CAP
CHANGES IN FUND SHARES                                                 GROWTH                      VALUE EQUITY
                                                                         FUND                              FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                       SEPTEMBER       SEPTEMBER       SEPTEMBER        SEPTEMBER
                                                        30, 2001       30, 2000         30, 2001         30, 2000
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................   962,447       3,876,694          65,635         172,464
Issued for distributions reinvested ..................   241,265               3             935             742
Shares redeemed ......................................  (648,673)     (3,663,935)        (31,743)        (64,861)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............   555,039         212,762          34,827         108,345
--------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................    86,206          89,700          21,409          22,892
Issued for distributions reinvested ..................   175,542               4             167              41
Shares redeemed ......................................  (469,807)       (689,536)         (5,671)        (12,679)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............  (208,059)       (599,832)         15,905          10,254
--------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................    14,548           7,967          30,263          62,304
Issued for distributions reinvested ..................     2,656              --             368             198
Shares redeemed ......................................    (2,898)             (3)         (4,672)        (13,132)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............    14,306           7,964          25,959          49,370
--------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................   182,899           3,223       1,042,991               3
Issued for distributions reinvested ..................       199              --           7,667           8,477
Shares redeemed ......................................  (180,008)        (80,667)     (1,043,005)             (4)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............     3,090         (77,444)          7,653           8,476
--------------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                  GE                                      GE
IN NET ASSETS  (CONTINUED)                                      SMALL-CAP                                 S&P 500
CHANGES IN FUND SHARES                                       VALUE EQUITY                                   INDEX
                                                                     FUND                                  FUND++
----------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED     YEAR ENDED              YEAR ENDED     YEAR ENDED
                                                          SEPTEMBER      SEPTEMBER               SEPTEMBER      SEPTEMBER
                                                          30, 2001       30, 2000                30, 2001       30, 2000
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................    2,164,288     2,459,715                 669,500       10,102,575
Issued for distributions reinvested ..................       78,065       174,829                  20,693               --
Shares redeemed ......................................   (1,996,709)   (1,682,856)               (135,372)      (7,231,953)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............      245,644       951,688                 554,821        2,870,622
----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................      766,271     1,180,874                      --               --
Issued for distributions reinvested ..................       32,158       100,806                      --               --
Shares redeemed ......................................     (691,563)   (1,101,154)                     --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............      106,866       180,526                      --               --
----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................       21,550        12,221                      --               --
Issued for distributions reinvested ..................          450           943                      --               --
Shares redeemed ......................................          (66)       (7,066)                     --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............       21,934         6,098                      --               --
----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................      126,209       887,010                      --               --
Issued for distributions reinvested ..................       28,928         4,084                      --               --
Shares redeemed ......................................     (529,916)     (114,831)                     --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............     (374,779)      776,263                      --               --
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES                                                   GE                                  GE
IN NET ASSETS (CONTINUED)                                          GLOBAL                       INTERNATIONAL
CHANGES IN FUND SHARES                                             EQUITY                              EQUITY
                                                                     FUND                                FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED           YEAR ENDED     YEAR ENDED
                                                           SEPTEMBER      SEPTEMBER            SEPTEMBER      SEPTEMBER
                                                           30, 2001       30, 2001             30, 2000       30, 2001
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................    11,837,244      1,307,254           22,605,139      3,914,975
Issued for distributions reinvested ..................       359,213        133,023              224,312         95,441
Shares redeemed ......................................   (11,482,579)    (1,126,056)         (22,116,155)    (3,714,381)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............       713,878        314,221              713,296        296,035
----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................         6,864         43,961               14,498         38,058
Issued for distributions reinvested ..................        19,245          6,182               11,518          4,073
Shares redeemed ......................................       (32,711)       (17,374)             (21,256)       (26,839)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............        (6,602)        32,769                4,760         15,292
----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................        45,874          3,896                5,731         15,572
Issued for distributions reinvested ..................         1,491            261                1,844            230
Shares redeemed ......................................       (36,322)            --                 (935)        (4,385)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............        11,043          4,157                6,640         11,417
----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................       188,666        417,035            1,538,852      1,314,617
Issued for distributions reinvested ..................       219,530         81,227              223,110         62,213
Shares redeemed ......................................      (760,779)      (254,515)          (1,087,737)      (597,923)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............      (352,583)       243,747              674,225        778,907
----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                               GE                                     GE
IN NET ASSETS (CONTINUED)                                       EUROPE                               EMERGING
CHANGES IN FUND SHARES                                          EQUITY                                MARKETS
                                                                  FUND                                   FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED     YEAR ENDED             YEAR ENDED     YEAR ENDED
                                                        SEPTEMBER      SEPTEMBER              SEPTEMBER      SEPTEMBER
                                                        30, 2001       30, 2000               30, 2001       30, 2000
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................   426,802        267,331               3,148,401       677,841
Issued for distributions reinvested ..................    38,819            520                  79,677         8,371
Shares redeemed ......................................  (423,325)       (98,554)             (3,168,422)     (127,650)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............    42,296        169,297                  59,656       558,562
-------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................     2,668         18,680                  10,339        29,204
Issued for distributions reinvested ..................     4,649             22                   6,310         1,302
Shares redeemed ......................................    (1,740)        (5,335)                 (2,457)       (1,286)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............     5,577         13,367                  14,192        29,220
-------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................       648          7,007                  67,233         4,018
Issued for distributions reinvested ..................     2,298             41                   1,324           366
Shares redeemed ......................................    (6,558)            (1)                (67,702)           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............   (3,612)          7,047                     855         4,384
-------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................        --      5,095,525                  59,253     5,460,328
Issued for distributions reinvested ..................   162,373          7,312                 159,085        70,705
Shares redeemed ......................................      (347)    (5,089,897)                (99,504)   (5,343,962)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............   162,026         12,940                 118,834       187,071
-------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                         GE
IN NET ASSETS (CONTINUED)                                                PREMIER
CHANGES IN FUND SHARES                                                     GROWTH
                                                                      EQUITY FUND
-----------------------------------------------------------------------------------------
                                                               YEAR ENDED     YEAR ENDED
                                                               SEPTEMBER      SEPTEMBER
                                                               30, 2001       30, 2000
-----------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................................       1,377,399        2,521,621
Issued for distributions reinvested ..................         226,705          104,914
Shares redeemed ......................................      (1,087,025)        (986,923)
-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............         517,079        1,639,612
-----------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................................         271,914          902,439
Issued for distributions reinvested ..................          75,197           27,093
Shares redeemed ......................................        (214,924)        (135,665)
-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............         132,187          793,867
-----------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................................          92,119          107,962
Issued for distributions reinvested ..................           6,017              888
Shares redeemed ......................................        (20,633)          (8,838)
-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............          77,503          100,012
-----------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................................       1,505,379        1,536,037
Issued for distributions reinvested ..................          66,982           29,162
Shares redeemed ......................................        (559,837)      (1,267,484)
-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............       1,012,524          297,715
-----------------------------------------------------------------------------------------


 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.

-------------
See Notes to Financial Statements.

                                   140 & 141


------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES                                                       GE                                      GE
 IN NET ASSETS                                                          PREMIER                                  PREMIER
                                                                       RESEARCH                            INTERNATIONAL
                                                                    EQUITY FUND                                     FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                           SEPTEMBER           SEPTEMBER            SEPTEMBER          SEPTEMBER
                                                           30, 2001            30, 2000+             30, 2001          30, 2000+
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .................... $       (9,166)       $        808          $     70,961      $      57,204
     Net realized gain (loss) on investments,
        futures, written options, foreign
        currency transactions and swaps ..............     (1,780,802)            127,717            (1,941,697)          (541,426)
     Net increase (decrease) in unrealized
       appreciation / (depreciation) on
       investments, futures, written options
       and foreign currency translations .............     (1,645,901)           (301,139)           (1,604,535)        (1,088,524)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........     (3,435,869)           (172,614)           (3,475,271)        (1,572,746)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................         (9,329)                 --              (112,963)                --
       Class B .......................................             --                  --                (1,227)                --
       Class C .......................................             --                  --                  (559)                --
       Class Y .......................................           (211)                 --                (1,070)                --
     Net realized gains
       Class A .......................................       (145,776)                 --                    --                 --
       Class B .......................................         (4,320)                 --                    --                 --
       Class C .......................................         (1,425)                 --                    --                 --
       Class Y .......................................         (1,147)                 --                    --                 --
     In excess of net investment income
       Class A .......................................             --                  --                    --                 --
       Class B .......................................             --                  --                    --                 --
       Class C                                                     --                  --                    --                 --
       Class Y .......................................             --                  --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................       (162,208)                 --              (115,819)                --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................     (3,598,077)           (172,614)           (3,591,090)        (1,572,746)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................      1,620,540          33,465,536               964,214         32,500,224
       Class B .......................................        238,106             264,340                15,002            257,541
       Class C .......................................         14,381             121,498                27,524            100,273
       Class Y .......................................             --             100,070                    --            100,070
     Value of distributions reinvested
       Class A .......................................        154,938                  --               112,387                 --
       Class B .......................................          3,872                  --                 1,078                 --
       Class C .......................................          1,424                  --                   559                 --
       Class Y                                                  1,358                  --                 1,070                 --
     Cost of shares redeemed
       Class A .......................................       (863,134)        (20,886,074)             (803,429)       (20,646,741)
       Class B .......................................        (37,084)             (4,246)              (66,914)               (10)
       Class C .......................................             --                (61)               (1,240)                (10)
       Class Y .......................................             --                (10)                    --                (10)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
     transactions ....................................      1,134,401          13,061,053               250,251         12,311,337
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........     (2,463,676)         12,888,439            (3,340,839)        10,738,591
NET ASSETS
     Beginning of period .............................     12,888,439                  --            10,738,591                 --
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................    $10,424,763         $12,888,439            $7,397,752        $10,738,591
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME,
   END OF PERIOD .....................................    $     7,975         $    19,452            $   78,602       $    125,330




------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                      GE                                 GE
IN NET ASSETS                                                         PREMIER                              FIXED
                                                                        VALUE                             INCOME
                                                                  EQUITY FUND                               FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED           YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           SEPTEMBER            SEPTEMBER        SEPTEMBER        SEPTEMBER
                                                           30, 2001             30, 2000+          30, 2001         30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................   $     141,660         $     59,892    $ 10,460,221        $   8,927,672
     Net realized gain (loss) on investments,
        futures, written options, foreign
        currency transactions and swaps ..............         117,083               11,320       5,211,509          (3,496,921)
     Net increase (decrease) in unrealized
       appreciation / (depreciation) on
       investments, futures, written options
       and foreign currency translations .............      (1,919,151)           1,210,344       5,771,337            3,487,706
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........      (1,660,408)           1,281,556      21,443,067            8,918,457
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................        (112,327)                  --      (6,415,692)          (5,758,338)
       Class B .......................................          (1,927)                  --        (105,524)            (133,338)
       Class C .......................................            (438)                  --         (12,919)              (6,401)
       Class Y .......................................          (1,012)                  --      (4,376,368)          (3,152,159)
     Net realized gains
       Class A .......................................        (135,530)                  --              --                   --
       Class B .......................................          (3,135)                  --              --                   --
       Class C .......................................          (1,138)                  --              --                   --
       Class Y .......................................          (1,054)                  --              --                   --
     In excess of net investment income
       Class A .......................................              --                   --              --                   --
       Class B .......................................              --                   --              --                   --
       Class C                                                      --                   --              --                   --
       Class Y .......................................              --                   --              --                   --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................        (256,561)                  --     (10,910,503)          (9,050,236)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................      (1,916,969)            1,281,556     10,532,564             (131,779)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................      16,191,153           44,104,283      81,388,862           28,880,314
       Class B .......................................         610,482              206,481         723,184              450,443
       Class C .......................................          62,582              105,157         116,264              291,616
       Class Y .......................................              --              100,070      47,534,801           39,700,946
     Value of distributions reinvested
       Class A .......................................         247,054                   --       5,533,924            5,029,447
       Class B .......................................           4,657                   --          96,336              120,881
       Class C .......................................           1,576                   --          13,002                6,126
       Class Y                                                   2,066                   --       4,379,364            3,116,605
     Cost of shares redeemed
       Class A .......................................     (12,926,195)         (32,365,766)    (64,685,081)         (25,058,379)
       Class B .......................................         (88,337)                 (10)       (482,238)          (1,358,658)
       Class C .......................................          (2,576)                 (10)       (137,255)             (70,528)
       Class Y .......................................              --                  (10)    (36,513,399)         (19,925,233)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
     transactions ....................................       4,102,462           12,150,195      37,967,764           31,183,580
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........       2,185,493           13,431,751      48,500,328           31,051,801
NET ASSETS
     Beginning of period .............................      13,431,751                   --     162,344,437          131,292,636
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................     $15,617,244          $13,431,751    $210,844,765         $162,344,437
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME,
   END OF PERIOD .....................................    $    104,212        $      78,263    $    433,860         $    499,466


-----------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES                                                        GE                                  GE
 IN NET ASSETS                                                        GOVERNMENT                          SHORT-TERM
                                                                      SECURITIES                          GOVERNMENT
                                                                            FUND                                FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED          YEAR ENDED      YEAR ENDED           YEAR ENDED
                                                            SEPTEMBER           SEPTEMBER       SEPTEMBER            SEPTEMBER
                                                            30, 2001            30, 2000        30, 2001             30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................   $   12,529,695        $ 16,112,114    $ 2,572,602           $ 3,255,293
     Net realized gain (loss) on investments,
        futures, written options, foreign
        currency transactions and swaps ..............        5,083,141          (8,135,218)     1,189,396             (307,405)
     Net increase (decrease) in unrealized
       appreciation / (depreciation) on
       investments, futures, written options
       and foreign currency translations .............        9,308,098           6,286,974        667,934               554,437
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........       26,920,934          14,263,870      4,429,932             3,502,325
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................       (7,912,576)         (5,143,977)    (1,339,944)           (1,271,321)
       Class B .......................................       (5,000,522)        (12,657,996)       (20,401)              (23,799)
       Class C .......................................           (1,846)             (2,439)       (14,756)               (6,047)
       Class Y .......................................               --                  --     (1,189,692)           (1,959,995)
     Net realized gains
       Class A .......................................               --                  --             --              (25,818)
       Class B .......................................               --                  --             --                 (541)
       Class C .......................................               --                  --             --                 (115)
       Class Y .......................................               --                  --             --               (3,090)
     In excess of net investment income
       Class A .......................................         (242,013)                 --             --                    --
       Class B .......................................         (152,945)                 --             --                    --
       Class C                                                      (57)                 --             --                    --
       Class Y .......................................               --                  --             --                    --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................      (13,309,959)        (17,804,412)    (2,564,793)           (3,290,726)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................       13,610,975          (3,540,542)     1,865,139               211,599
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................      208,814,030          85,368,939     39,602,509            13,128,046
       Class B .......................................          795,530             947,663        736,708               265,425
       Class C .......................................          107,866               8,169        896,942               361,742
       Class Y .......................................               --                  --        221,739            53,851,214
     Value of distributions reinvested
       Class A .......................................        5,108,474           3,365,815      1,189,370             1,197,066
       Class B .......................................        2,895,725           6,819,460         18,594                20,738
       Class C .......................................            1,840               2,424         13,105                 5,964
       Class Y                                                       --                  --      1,117,468             1,917,867
     Cost of shares redeemed
       Class A .......................................     (150,575,640)        (28,770,495)   (36,061,599)          (15,310,144)
       Class B .......................................      (85,708,279)       (137,929,461)      (153,817)             (576,637)
       Class C .......................................               (5)            (69,445)      (282,047)             (316,627)
       Class Y .......................................                --                 --    (49,275,419)           (9,871,543)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
     transactions ....................................      (18,560,459)        (70,256,931)   (41,976,447)            44,673,111
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........       (4,949,484)        (73,797,473)   (40,111,308)            44,884,710
NET ASSETS
     Beginning of period .............................      238,404,709         312,202,182     71,841,794            26,957,084
-----------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................     $233,455,225        $238,404,709    $31,730,486           $71,841,794
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME,
   END OF PERIOD .....................................     $   (196,515)       $    188,734    $   23,613            $    15,804


------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                   GE                                       GE
IN NET ASSETS                                                   TAX-EXEMPT                               HIGH YIELD
                                                                      FUND                                     FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED       YEAR ENDED             YEAR ENDED         YEAR ENDED
                                                          SEPTEMBER        SEPTEMBER             SEPTEMBER           SEPTEMBER
                                                          30, 2001         30, 2000              30, 2001            30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................  $ 1,291,665      $ 1,110,824           $ 3,100,720          $ 2,508,154
     Net realized gain (loss) on investments,
        futures, written options, foreign
        currency transactions and swaps ..............      (23,565)        (314,048)             (369,550)            (247,994)
     Net increase (decrease) in unrealized
       appreciation / (depreciation) on
       investments, futures, written options
       and foreign currency translations .............    1,446,530          326,240            (7,215,452)          (2,691,521)
---------------------------------------------------------------------------------------------------------------------------------- -
     Net increase (decrease) from operations .........    2,714,630        1,123,016            (4,484,282)            (431,361)
---------------------------------------------------------------------------------------------------------------------------------- -
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................   (1,090,075)        (854,370)             (728,577)            (437,925)
       Class B .......................................     (196,017)        (251,418)             (116,295)             (63,824)
       Class C .......................................       (4,280)          (3,810)              (71,468)             (65,416)
       Class Y .......................................       (1,294)          (1,229)           (2,383,960)          (1,956,386)
     Net realized gains
       Class A .......................................           --               --                    --                   --
       Class B .......................................           --               --                    --                   --
       Class C .......................................           --               --                    --                   --
       Class Y .......................................           --               --                    --                   --
     In excess of net investment income
       Class A .......................................           --               --                    --                   --
       Class B .......................................           --               --                    --                   --
       Class C                                                   --               --                    --                   --
       Class Y .......................................           --               --                    --                   --
---------------------------------------------------------------------------------------------------------------------------------- -
   TOTAL DISTRIBUTIONS ...............................   (1,291,666)      (1,110,827)           (3,300,300)          (2,523,551)
---------------------------------------------------------------------------------------------------------------------------------- -
Increase (decrease) in net assets from
operations and distributions .........................    1,422,964           12,189            (7,784,582)          (2,954,912)
---------------------------------------------------------------------------------------------------------------------------------- -
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................    7,742,929        5,296,750             2,416,185            6,530,900
       Class B .......................................      150,925          318,608               485,425            1,218,673
       Class C .......................................           --          100,148                96,694            1,132,704
       Class Y .......................................           --               30               398,248            3,113,478
     Value of distributions reinvested
       Class A .......................................      840,761          639,239               552,059              324,867
       Class B .......................................      130,827          173,468                24,255               17,854
       Class C .......................................        4,270            3,735                19,555               23,943
       Class Y                                                1,292            1,222             2,385,094            1,944,059
     Cost of shares redeemed
       Class A .......................................   (2,974,676)      (8,638,554)           (2,146,918)          (1,162,812)
       Class B .......................................   (1,203,994)      (2,356,703)             (147,726)            (209,552)
       Class C .......................................           --          (70,507)             (461,213)             (93,991)
       Class Y .......................................           (6)            (157)           (1,879,333)            (141,817)
---------------------------------------------------------------------------------------------------------------------------------- -
     Net increase (decrease) from share
     transactions ....................................    4,692,328       (4,532,721)             1,742,325          12,698,306
---------------------------------------------------------------------------------------------------------------------------------- -
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........    6,115,292       (4,520,532)           (6,042,257)           9,743,394
NET ASSETS
     Beginning of period .............................   25,070,433       29,590,965            32,024,562           22,281,168
---------------------------------------------------------------------------------------------------------------------------------- -
     End of period ...................................  $31,185,725      $25,070,433           $25,982,305          $32,024,562
================================================================================================================================== =
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME,
   END OF PERIOD .....................................  $    76,817      $    76,818           $    34,184          $   179,355



---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                            GE                               GE
IN NET ASSETS                                                             STRATEGIC                            MONEY
                                                                         INVESTMENT                           MARKET
                                                                              FUND                              FUND++
---------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED       YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                            SEPTEMBER        SEPTEMBER           SEPTEMBER           SEPTEMBER
                                                            30, 2001         30, 2000            30, 2001            30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ....................   $ 5,334,496        $   5,110,486      $ 13,320,883        $13,234,931
     Net realized gain (loss) on investments,
        futures, written options, foreign
        currency transactions and swaps ..............     7,314,249           14,465,547              (120)                --
     Net increase (decrease) in unrealized
       appreciation / (depreciation) on
       investments, futures, written options
       and foreign currency translations .............   (33,662,824)           6,201,425                --                 --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........   (21,014,079)          25,777,458        13,320,763         13,234,931
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .......................................    (3,135,787)          (2,169,346)      (13,320,435)       (13,235,011)
       Class B .......................................      (383,711)            (264,181)               --                 --
       Class C .......................................       (52,970)              (4,264)               --                 --
       Class Y .......................................    (1,900,947)          (1,416,422)               --                 --
     Net realized gains
       Class A .......................................    (8,584,018)          (4,392,881)               --                 --
       Class B .......................................    (1,455,614)            (717,573)               --                 --
       Class C .......................................      (182,522)              (7,991)               --                 --
       Class Y .......................................    (4,732,512)          (2,514,509)               --                 --
     In excess of net investment income
       Class A .......................................            --                   --                --                 --
       Class B .......................................            --                   --                --                 --
       Class C                                                    --                   --                --                 --
       Class Y .......................................            --                   --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................   (20,428,081)         (11,487,167)      (13,320,435)       (13,235,011)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
operations and distributions .........................   (41,442,160)          14,290,291               328                (80)
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .......................................    22,215,133           34,348,783       602,071,210        478,683,865
       Class B .......................................     3,881,306            6,102,581                --                 --
       Class C .......................................     1,171,877            2,323,941                --                 --
       Class Y .......................................    34,792,061           13,080,715                --                 --
     Value of distributions reinvested
       Class A .......................................    11,350,459            6,392,931        12,603,332         12,458,869
       Class B .......................................     1,735,642              927,614                --                 --
       Class C .......................................       212,244               12,253                --                 --
       Class Y                                             6,633,455            3,931,461                --                 --
     Cost of shares redeemed
       Class A .......................................   (35,482,571)         (27,235,062)     (605,126,164)      (418,412,087)
       Class B .......................................    (3,461,950)          (3,405,297)               --                 --
       Class C .......................................      (340,367)            (222,532)               --                 --
       Class Y .......................................   (14,539,869)         (14,061,637)               --                 --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
     transactions ....................................    28,167,420           22,195,751         9,548,378         72,730,647
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........   (13,274,740)          36,486,042         9,548,706         72,730,567
NET ASSETS
     Beginning of period .............................   222,676,525          186,190,483       268,885,866        196,155,299
--------------------------------------------------------------------------------------------------------------------------------
     End of period ...................................  $209,401,785         $222,676,525      $278,434,572       $268,885,866
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME,
   END OF PERIOD .....................................  $  4,180,398         $  4,181,549      $     59,442       $     58,994




  +For the period April 28, 2000 (inception) through September 30, 2000.
++GE Money Market Fund is a no load fund offering only one class of shares to all investors.


-------------
See Notes to Financial Statements.


                                      142 & 143


------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES                                                       GE                                        GE
 IN NET ASSETS (CONTINUED)                                              PREMIER                                   PREMIER
 CHANGES IN FUND SHARES                                                RESEARCH                             INTERNATIONAL
                                                                     EQUITY FUND                              EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                          SEPTEMBER          SEPTEMBER             SEPTEMBER          SEPTEMBER
                                                          30, 2001           30, 2000+              30, 2001          30, 2000+
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold .............................................   178,205            3,256,830              123,855            3,192,742
Issued for distributions reinvested .....................    16,396                   --               13,790                   --
Shares redeemed .........................................   (95,513)          (2,002,491)            (102,977)          (2,003,982)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................    99,088            1,254,339               34,668            1,188,760
------------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .............................................    25,929               26,245                1,883               25,984
Issued for distributions reinvested                             411                   --                  132                   --
Shares redeemed .........................................   (4,592)                 (393)              (9,256)                  (1)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................    21,748               25,852               (7,241)              25,983
------------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .............................................     1,577               12,081                3,705               10,028
Issued for distributions reinvested .....................       151                   --                   68                   --
Shares redeemed .........................................        --                   (6)                (217)                  (1)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................     1,728               12,075                3,556               10,027
------------------------------------------------------------------------------------------------------------------------------------


CLASS Y:

Shares sold .............................................        --               10,007                   --               10,007
Issued for distributions reinvested .....................       143                   --                  131                   --
Shares redeemed .........................................        --                   (1)                  --                   (1)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       143               10,006                  131               10,006
====================================================================================================================================





 -----------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES                                                       GE                              GE
 IN NET ASSETS (CONTINUED)                                              PREMIER                           FIXED
 CHANGES IN FUND SHARES                                                   VALUE                          INCOME
                                                                    EQUITY FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED           YEAR ENDED       YEAR ENDED            YEAR ENDED
                                                             SEPTEMBER            SEPTEMBER        SEPTEMBER             SEPTEMBER
                                                             30, 2001             30, 2000+         30, 2001              30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold .............................................    1,425,360            4,176,641        6,715,309            2,486,291
Issued for distributions reinvested .....................       21,767                  --           458,566              434,027
Shares redeemed .........................................   (1,133,761)         (3,005,500)       (5,340,402)         (2,163,024)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................      313,366           1,171,141         1,833,473              757,294
------------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .............................................       55,215              20,501            59,379               38,630
Issued for distributions reinvested                                411                  --             7,982               10,429
Shares redeemed .........................................       (8,680)                 (1)          (40,039)            (117,307)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       46,946              20,500            27,322              (68,248)
------------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .............................................        5,825              10,509             9,586               25,026
Issued for distributions reinvested .....................          139                  --             1,078                  528
Shares redeemed .........................................         (238)                 (1)          (11,492)              (6,096)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................        5,726              10,508              (828)              19,458
------------------------------------------------------------------------------------------------------------------------------------


CLASS Y:

Shares sold .............................................           --              10,007         3,933,023            3,437,151
Issued for distributions reinvested .....................          182                  --           362,857              269,121
Shares redeemed .........................................           --                  (1)       (3,014,540)          (1,721,915)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................          182              10,006         1,281,340            1,984,357
====================================================================================================================================


 -----------------------------------------------------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES                                                   GE                                      GE
  IN NET ASSETS (CONTINUED)                                       GOVERNMENT                              SHORT-TERM
  CHANGES IN FUND SHARES                                          SECURITIES                              GOVERNMENT
                                                                        FUND                                    FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED       YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                            SEPTEMBER        SEPTEMBER             SEPTEMBER           SEPTEMBER
                                                            30, 2001         30, 2000              30, 2001            30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold .............................................   25,169,854        10,715,569           3,330,979           1,129,607
Issued for distributions reinvested .....................      616,769           421,712             100,078             103,037
Shares redeemed .........................................  (18,119,150)       (3,611,149)         (3,033,243)         (1,319,773)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................    7,667,473         7,526,132             397,814             (87,129)
------------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .............................................       76,022           117,142              61,552              22,857
Issued for distributions reinvested                            347,738           847,818               1,563               1,787
Shares redeemed .........................................  (10,271,376)      (17,149,479)            (12,959)            (49,647)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................   (9,847,616)      (16,184,519)             50,156             (25,003)
------------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .............................................       12,651             1,005              75,369              31,074
Issued for distributions reinvested .....................          219               301               1,098                 514
Shares redeemed .........................................           --            (8,638)            (23,762)            (27,210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       12,870            (7,332)             52,705               4,378
------------------------------------------------------------------------------------------------------------------------------------


CLASS Y:

Shares sold .............................................           --                --              18,785           4,646,365
Issued for distributions reinvested .....................           --                --              95,002             165,304
Shares redeemed .........................................           --                --          (4,160,909)           (851,906)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................           --                --          (4,047,122)          3,959,763
====================================================================================================================================


----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                      GE                                     GE
IN NET ASSETS (CONTINUED)                                          TAX-EXEMPT                             HIGH YIELD
CHANGES IN FUND SHARES                                                   FUND                                   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                           SEPTEMBER       SEPTEMBER         SEPTEMBER           SEPTEMBER
                                                           30, 2001        30, 2000          30, 2001            30, 2000
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold .............................................   672,296         480,624           299,953               689,772
Issued for distributions reinvested .....................                    72,858            58,062                71,609
Shares redeemed .........................................  (257,812)       (784,415)         (265,504)            (123,345)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................   487,342        (245,729)          106,058               601,781
----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .............................................    12,968          29,200            62,434               129,073
Issued for distributions reinvested                          11,361          15,775             3,167                 1,931
Shares redeemed .........................................  (104,531)       (214,404)          (18,316)              (22,758)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................   (80,202)       (169,429)           47,285               108,246
----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .............................................        --           9,196            12,463               117,251
Issued for distributions reinvested .....................       371             339             2,506                 2,580
Shares redeemed .........................................        --          (6,415)          (57,421)              (10,062)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       371           3,120           (42,452)              109,769
----------------------------------------------------------------------------------------------------------------------------------


CLASS Y:

Shares sold .............................................        --               2            51,465               328,842
Issued for distributions reinvested .....................       108             107           308,851               209,537
Shares redeemed .........................................        (1)            (13)         (244,565)              (15,586)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       107              96           115,751               522,793
==================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES                                                        GE                                 GE
 IN NET ASSETS (CONTINUED)                                             STRATEGIC                              MONEY
 CHANGES IN FUND SHARES                                               INVESTMENT                             MARKET
                                                                            FUND                             FUND++
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED         YEAR ENDED        YEAR ENDED             YEAR ENDED
                                                            SEPTEMBER          SEPTEMBER         SEPTEMBER              SEPTEMBER
                                                            30, 2001           30, 2000          30, 2001               30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold .............................................      889,694         1,315,556         602,071,210           478,683,865
Issued for distributions reinvested .....................      462,147           257,151          12,603,331            12,458,869
Shares redeemed .........................................   (1,444,199)       (1,050,173)       (605,126,164)         (418,412,087)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................      (92,358)          522,534           9,548,377            72,730,647
------------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .............................................      161,140           237,855                  --                    --
Issued for distributions reinvested                             72,409            38,126                  --                    --
Shares redeemed .........................................     (146,866)         (133,234)                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       86,683           142,747                  --                    --
------------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .............................................       48,524            92,967                  --                    --
Issued for distributions reinvested .....................        8,955               507                  --                    --
Shares redeemed .........................................      (14,766)           (8,680)                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................       42,713            84,794                  --                    --
------------------------------------------------------------------------------------------------------------------------------------


CLASS Y:

Shares sold .............................................    1,450,748           495,258                  --                    --
Issued for distributions reinvested .....................      269,982           158,143                  --                    --
Shares redeemed .........................................     (609,462)         (539,160)                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................    1,111,268           114,241                  --                    --
====================================================================================================================================



  +For the period April 28, 2000 (inception) through September 30, 2000.
 ++GE Money Market Fund is a no load fund offering only one class of shares to all investors.


-------------
See Notes to Financial Statements.


                                   144 & 145

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001



1.   ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of twenty-two investment portfolios (each a "Fund" and collectively the "Funds"), although only the following twenty-one are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE S&P 500 Index Fund, GE Global Equity Fund, GE International Equity Fund, GE Europe Equity Fund, GE Emerging Markets Fund, GE Premier Growth Equity Fund, GE Premier Research Equity Fund, GE Premier International Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE S&P 500 Index Fund and GE Money Market Fund) are presently authorized to issue four classes of shares. As of September 30, 2001, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active.

Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):

5.75%                                                4.25%                                    2.50%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                  GE Fixed Income Fund                     GE Short-Term Government Fund
GE Value Equity Fund                                 GE Government Securities Fund
GE Mid-Cap Growth Fund                               GE Tax-Exempt Fund
GE Mid-Cap Value Equity Fund                         GE High Yield Fund
GE Small-Cap Value Equity Fund
GE Global Equity Fund
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund
GE Premier Growth Equity Fund
GE Premier Research Equity Fund
GE Premier International Equity Fund
GE Premier Value Equity Fund
GE Strategic Investment Fund

There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.


                                                                 NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                                3.00%
-----------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                  GE Fixed Income Fund
GE Value Equity Fund                                 GE Government Securities Fund
GE Mid-Cap Growth Fund                               GE Short-Term Government Fund
GE Mid-Cap Value Equity Fund                         GE Tax-Exempt Fund
GE Small-Cap Value Equity Fund                       GE High Yield Fund
GE Global Equity Fund
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund
GE Premier Growth Equity Fund
GE Premier Research Equity Fund
GE Premier International Equity Fund
GE Premier Value Equity Fund
GE Strategic Investment Fund

Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge for Class B redemptions from shares acquired, either by purchase or exchange, as a result of the combination on September 26, 1997 of the Investors Trust Fund with the GE Funds is as follows:
5.00% within the first year, 4.00% within the second year, 3.00% within the third year, 2.00% within the fourth year, 1.00% within the fifth year, and 0.00% thereafter.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more in Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to Class Y shares or shares of GE S&P 500 Index Fund or GE Money Market Fund.



2.  SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange (or NASDAQ) quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested net of any rebate. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments.

Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS Certain Funds may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return swaps as part of their investment strategies. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed,

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

As of September 30, 2001, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


Fund                                                                 Amount                                     Expires
---------------------------------------------------------------------------------------------------------------------------

GE S&P 500 Index Fund                                        $          2,641                                     2009
GE Europe Equity Fund                                                  58,268                                     2009
GE Emerging Markets Fund                                              185,755                                     2009
GE Premier Research Equity Fund                                       124,591                                     2009
GE Premier International Equity Fund                                  671,036                                     2009
GE Fixed Income Fund                                                1,407,052                                     2008
GE Government Securities Fund                                      73,930,665                                     2002
                                                                  107,525,597                                     2003
                                                                    1,748,819                                     2004
                                                                   13,930,305                                     2008
GE Tax-Exempt Fund                                                    333,580                                     2004
                                                                      437,039                                     2008
                                                                      115,020                                     2009
GE High Yield Fund                                                    176,620                                     2008
                                                                      482,038                                     2009
GE Money Market Fund                                                    3,153                                     2003
                                                                        5,688                                     2005

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2000 as follows:

         Fund                                                       Currency                                  Capital
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                               $       120                            $          --

GE Mid-Cap Growth Fund                                                     20                                  170,448

GE S&P 500 Index Fund                                                      --                                  335,320

GE Global Equity Fund                                                  44,226                                1,896,935

GE International Equity Fund                                          162,034                                2,573,128

GE Europe Equity Fund                                                      --                                1,095,156

GE Emerging Markets Fund                                               51,108                                2,520,170

GE Premier Research Equity Fund                                            --                                1,596,431

GE Premier International Equity Fund                                    1,469                                1,848,175

GE Premier Value Equity Fund                                                7                                       --

GE Tax-Exempt Fund                                                         --                                   28,888

GE High Yield Fund                                                     73,291                                  340,061

GE Strategic Investment Fund                                           66,195                                       --

GE Money Market Fund                                                       --                                      120




DISTRIBUTIONS TO SHAREHOLDERS GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds (except for premiums on bonds held by the U.S. Government Securities Fund) are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Funds have estimated that the initial adjustments required upon adoption of premium and discount amortization will increase (decrease) the recorded cost of its investments (but not their market value).


The following table indicates those estimates had this principle been in effect during the year ended September 30, 2001:

                                                                   Increase/(Decrease)                Increase/(Decrease)
                                  Increase/(Decrease)           in Net Investment Income           in Net Investment Income
Fund                             in Cost of Investments                Per Share*                    as a % of Net Assets
---------------------------------------------------------------------------------------------------------------------------
GE Government Securities Fund         $(539,795)                            --                                  --

   Class A                                   --                            $(0.02)                              (0.23%)
   Class B                                   --                             (0.02)                              (0.23%)
   Class C                                   --                             (0.02)                              (0.23%)



* THE INCREASE/(DECREASE) IN NET INVESTMENT INCOME PER SHARE WILL BE OFFSET BY A CORRESPONDING (DECREASE)/INCREASE IN REALIZED AND UNREALIZED GAIN/LOSS PER SHARE.


EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

DEFERRED ORGANIZATIONAL COSTS Organizational expenses applicable to the GE Premier Growth Equity Fund have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.


3.   LINE OF CREDIT

Effective December 20, 2000, and expiring December 19, 2001, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.08% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the year ended September 30, 2001.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

4.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. Through
January 28, 2002, GEAM has agreed to reduce other operating expenses (exclusive of advisory, administration and distribution fees)
for each Fund to the levels as stated in the following schedule:

                                                                             Annualized based on Average daily net assets
                                                            ------------------------------------------------------------------------
                                                                       Advisory and                                 Other
                                                                    Administration Fees                      Operating Expenses*
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                                         .40%                                     .25%
GE Value Equity Fund                                                        .55%                                     .30%
GE Mid-Cap Growth Fund                                                      .60%                                     .30%
GE Mid-Cap Value Equity Fund                                                .80%                                     .25%
GE Small-Cap Value Equity Fund                                              .70%                                     .20%
GE S&P 500 Index Fund                                                       .30%                                     .15%
GE Global Equity Fund                                                       .75%                                     .35%
GE International Equity Fund                                                .80%                                     .30%
GE Europe Equity Fund                                                      1.05%                                     .30%
GE Emerging Markets Fund                                                   1.20%                                     .30%
GE Premier Growth Equity Fund                                               .60%                                     .30%
GE Premier Research Equity Fund                                             .70%                                     .25%
GE Premier International Equity Fund                                        .80%                                     .25%
GE Premier Value Equity Fund                                                .60%                                     .25%
GE Fixed Income Fund                                                        .35%                                     .20%
GE Government Securities Fund                                               .40%                                     .20%
GE Short-Term Government Fund                                               .30%                                     .15%
GE Tax-Exempt Fund                                                          .35%                                     .25%
GE High Yield Fund                                                          .60%                                     .20%
GE Strategic Investment Fund                                                .35%                                     .30%
GE Money Market Fund                                                        .25%                                     .25%

*  AFTER REIMBURSEMENT, IF ANY


DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE S&P 500 Index Fund and GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was .85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001


TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the year ended September 30, 2001, the Trust was informed that GEID acting as underwriter received net commissions of $279,519 from the sale of Class A shares and $298,828 in contingent deferred sales charges from redemptions of Class B and Class C shares.


5.   SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund; effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund); and Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) ("MSI") is the Sub-Adviser to the GE High Yield Fund.

Palisade, SSgA and MSI are responsible for the day-to-day portfolio management of the assets of the GE Small-Cap Value Equity Fund, the GE S&P 500 Index Fund and the GE High Yield Fund, respectively, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Palisade, SSgA and MSI monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

Effective October 1, 2000, GEAM, as Investment Adviser to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, assumed day-to-day portfolio management responsibility from NWQ Investment Management Company and Brown Brothers Harriman & Co., the previous Sub-Advisers to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, respectively.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended September 30, 2001, were as follows:

                                                                  Purchases                                   Sales
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                              $377,900,412                             $393,030,691
GE Value Equity Fund                                               52,628,201                               46,244,190
GE Mid-Cap Growth Fund                                             18,173,747                               17,718,742
GE Mid-Cap Value Equity Fund                                       13,841,578                               13,271,566
GE Small-Cap Value Equity Fund                                     77,462,932                               80,280,467
GE S&P 500 Index Fund                                               6,127,188                                1,284,202
GE Global Equity Fund                                              35,991,746                               49,377,155
GE International Equity Fund                                       49,108,414                               46,918,580
GE Europe Equity Fund                                               8,959,511                                8,614,503
GE Emerging Markets Fund                                           14,020,870                               14,063,077
GE Premier Growth Equity Fund                                      82,518,416                               40,709,870
GE Premier Research Equity Fund                                    16,344,090                               15,299,537
GE Premier International Equity Fund                                5,748,470                                5,406,962
GE Premier Value Equity Fund                                       19,266,806                               14,883,094
GE Fixed Income Fund                                              587,291,119                              539,125,252
GE Government Securities Fund                                     485,647,114                              498,073,194
GE Short-Term Government Fund                                      37,859,160                               74,483,824
GE Tax-Exempt Fund                                                  7,438,874                                3,250,126
GE High Yield Fund                                                 15,258,921                               14,030,686
GE Strategic Investment Fund                                      285,103,385                              262,412,179

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

IN-KIND REDEMPTION On February 9, 2001, an affiliated party redeemed 3,877,573 Class Y Shares of the Short-Term Government Fund
"in-kind" (i.e. in securities rather than cash) worth approximately $45,949,240 and representing 65% of the Fund's net assets.
The redemption proceeds were paid in securities valued at $44,012,872 and $1,936,368 in cash. The in-kind redemptions resulted in a realized gain of $843,700.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION Aggregate gross unrealized appreciation/(depreciation) of investments for each
Fund at September 30, 2001, was as follows:

                                                                                                                     Net
                                                           Gross                       Gross                     Unrealized
                                                        Unrealized                  Unrealized                  Appreciation/
                                                       Appreciation                Depreciation                (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                    $55,303,419                 $74,737,792                 $(19,434,373)
GE Value Equity Fund                                     8,056,753                   6,536,642                    1,520,111
GE Mid-Cap Growth Fund                                   3,845,974                   5,768,019                   (1,922,045)
GE Mid-Cap Value Equity Fund                             1,258,111                   1,818,956                     (560,845)
GE Small-Cap Value Equity Fund                           6,055,566                   6,377,928                     (322,362)
GE S&P 500 Index Fund                                    1,402,620                  10,004,340                   (8,601,720)
GE Global Equity Fund                                    1,896,641                  12,454,658                  (10,558,017)
GE International Equity Fund                               512,755                  19,121,676                  (18,608,921)
GE Europe Equity Fund                                      294,435                   3,614,792                   (3,320,357)
GE Emerging Markets Fund                                   708,754                   8,950,229                   (8,241,475)
GE Premier Growth Equity Fund                           12,368,751                  52,411,712                  (40,042,961)
GE Premier Research Equity Fund                            282,911                   2,229,951                   (1,947,040)
GE Premier International Equity Fund                        57,406                   2,750,739                   (2,693,333)
GE Premier Value Equity Fund                               564,059                   1,272,866                     (708,807)
GE Fixed Income Fund                                     6,939,635                   1,732,832                    5,206,803
GE Government Securities Fund                           10,998,529                      61,757                   10,936,772
GE Short-Term Government Fund                              973,178                       6,721                      966,457
GE Tax-Exempt Fund                                       1,349,832                      31,586                    1,318,246
GE High Yield Fund                                         568,100                  11,325,951                  (10,757,851)
GE Strategic Investment Fund                            19,990,543                  20,789,379                     (798,836)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at
September 30, 2001.


OPTIONS During the year ended September 30, 2001, the following option contracts were written:

                                                                    GE Emerging                           GE Small-Cap
                                                                   Markets Fund                         Value Equity Fund
                                                        --------------------------------------   ----------------------------
                                                            Number                                  Number
                                                         of Contracts           Premium          of Contracts         Premium
-----------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2000                              --              $      --                93            $ 16,202
Written                                                       21                 26,453               --                   --
Closed and Expired                                           (21)               (26,453)             (93)             (16,202)
Exercised                                                     --                     --               --                   --
------------------------------------------------------------------------------------------------------------------------------
Balance as of September 31, 2001                              --              $      --               --            $      --

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of September 30, 2001:

GE FIXED INCOME FUND                                                                                              Notional Amount
------------------------------------------------------------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires January 31, 2002.                                                                                              $2,758,000


GE STRATEGIC INVESTMENT FUND                                                                                      Notional Amount
------------------------------------------------------------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires January 31, 2002.                                                                                              $1,578,000

SECURITY LENDING At September 30, 2001, the following Funds participated in securities lending:


                                                     Loaned securities
                                                (including accrued interest)              Cash Collateral
---------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund                                     $34,361,525                          $35,148,326
GE Government Securities Fund                             61,733,862                           63,167,543
GE Short-Term Government Fund                              4,979,948                            5,088,901

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

7.   BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of
General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2001 are:

                                                           5% or Greater Shareholders
                                                       -----------------------------------               % of Fund Held by
                                                           Number       % of Fund Held                    GE Affiliates*
-------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                           3               25%                               25%
GE Value Equity Fund                                          1                6%                                6%
GE Mid-Cap Growth Fund                                        1               19%                               19%
GE Mid-Cap Value Fund                                         1               75%                               75%
GE Small-Cap Value Equity Fund                                3               44%                               44%
GE S&P 500 Index Fund                                         1               71%                               71%
GE Global Equity Fund                                         1               20%                               20%
GE International Equity Fund                                  4               41%                               41%
GE Europe Equity Fund                                         1               79%                               79%
GE Emerging Markets Fund                                      2               65%                               65%
GE Premier Growth Equity Fund                                 1               14%                               14%
GE Premier Research Equity Fund                               1               71%                               71%
GE Premier International Equity Fund                          1               80%                               80%
GE Premier Value Equity Fund                                  1               65%                               65%
GE Fixed Income Fund                                          2               19%                               19%
GE Short-Term Government Fund                                 1                7%                                7%
GE Tax-Exempt Fund                                            1               18%                                0%
GE High Yield Fund                                            2               73%                               73%
GE Strategic Investment Fund                                  4               35%                               35%

The GE LifeStyle Moderate Strategy Fund, GE Lifestyle Conservative Allocation Fund and GE Lifestyle Aggressive Allocation Fund,
each an open-ended management investment company operating as a "fund of funds" that is advised by GEAM, also owned 5% or more of the outstanding shares of certain Funds.

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001


8.   CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation results in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).

                                               REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of GE Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE Funds (the "Trust") at September 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2001

                                                     TAX INFORMATION (UNAUDITED)

For the ordinary income distributions paid by the following Funds during the year ended September 30, 2001, the total amount of qualified passive income per share received from sources within foreign countries and possessions of the United States and total amount of taxes paid per share by the Funds to such countries was as follows:

                                Foreign Source     Taxes Paid
Fund                           Income Per Share     Per Share
--------------------------------------------------------------------------------

GE International Equity Fund       $0.34857         $0.04345
GE Emerging Markets Fund            0.14791          0.05101
GE Europe Equity Fund               0.21447          0.02723
GE Premier International
   Equity Fund                      0.08638          0.00838

Of the dividends paid from net investment income by the GE Tax-Exempt Fund for the tax period ended September 30, 2001, 99.00% represents exempt interest dividends for Federal income tax purposes.

During the year ended September 30, 2001, the following Funds paid to shareholders of record on December 4, 2000 the following long-term capital gain dividends reported on Form 1099-DIV for 2000.


Fund                                        Per Share Amount
--------------------------------------------------------------------------------
GE U.S. Equity Fund                             $1.92369
GE Value Equity Fund                             0.77613
GE Mid-Cap Growth Fund                           1.13412
GE Mid-Cap Value Equity Fund                     0.05961
GE Small-Cap Value Equity Fund                   0.07095
GE Global Equity Fund                            4.42210
GE International Equity Fund                     1.83791
GE Europe Equity Fund                            0.14958
GE Emerging Markets Fund                         1.08391
GE Premier Growth Equity Fund                    1.60225
GE Premier Research Equity Fund                  0.00762
GE Strategic Investment Fund                     1.60266

Please consult a tax advisor if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

                                                                 INVESTMENT TEAM

EUGENE K. BOLTON
--------------------------------------------------------------------------------
Portfolio Manager for GE U.S. Equity Fund
Gene is responsible for managing GEAM's U.S. Equity Operation and also personally manages the US Equity Select Strategy. Gene joined GE in 1964 and, after completing GE's Financial Management Program, held a number of financial and strategic planning positions in the U.S. and Europe. His experience includes assignments with GE's Medical Systems and Major Appliance businesses as well as Corporate Finance. Joining GE Asset Management in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and managed a GE Pension Fund portfolio through 1991 when he was named to his present position. Gene is a trustee of the GE Pension Trust and GE's Employee Savings Plan as well as chairman of GEAM's Asset Allocation committee. He is also a trustee of Rensselaer Polytechnic Institute and chairman of their investment committee, a trustee of the Investment Management Workshop, and a past member of the New York Stock Exchange Pension Advisory Committee. Gene is a graduate of Mundelein College with a BA degree in Business and Management.

CHRIS BROWN
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Chris Brown is a Senior Vice President with GE Asset Management. He is responsible for managing a number of institutional portfolios, including the co-managed GE U.S. Research Select portfolio, which is part of the GE U.S. Equity portfolio. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.

DAVID CARLSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier Growth Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Dave Carlson is the Senior Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He has nineteen years investment experience. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.

MICHAEL CAUFIELD
--------------------------------------------------------------------------------
Portfolio Manager for the GE Tax-Exempt Fund
Michael Caufield, Senior Vice President and Portfolio Manager, leads GEAM's fixed income municipal bond team. Mike has over 23 years investment experience in the municipal bond market. Prior to joining GEAM, Mike was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a credit analyst at Moody's Investor Service and Dun & Bradstreet for five years. Mike received his Bachelor of Science in Finance from Fordham University.

PETER HATHAWAY
--------------------------------------------------------------------------------
Portfolio Manager for GE Value Equity Fund
Pete is a Senior Vice president of GE Asset Management and heads the US Large Cap Value Equity Team. Mr. Hathaway has more than thirty-nine years of investment experience and has been with GE Asset Management since 1985. He was a Senior Vice President and Portfolio Manager at Ameritrust from 1975 to 1985, and has previously held positions at Merrill Lynch, Equitable Life and US Trust. Mr. Hathaway holds a Bachelor's degree in Finance from Arizona State University and an MBA from the Wharton School at the University of Pennsylvania.

BRIAN HOPKINSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier International Equity Fund
Brian Hopkinson is Senior Vice President and Portfolio Manager with GE Asset Management's International Equities team. Brian joined GEAM in 1996. He has twenty-two years of investment experience, eleven years earned in London and eleven in the New York/Stamford area. Before joining GE Asset Management he was with the Columbus Circle Investors and Fiduciary Trust Company International. He received a Bachelor of Science (Honours) degree in Mathematics/Statistics from the University of Leeds and is an Associate of the Institute of Actuaries.

RALPH LAYMAN
--------------------------------------------------------------------------------
Portfolio Manager for GE International Equity Fund
Portfolio Manager for GE Emerging Markets Fund
Co-Portfolio Manager for GE Global Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. He has twenty-one years of experience in the business, including five years as a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.

ROBERT MACDOUGALL
--------------------------------------------------------------------------------
Portfolio Manager for the GE Fixed Income Fund Portfolio Manager for the GE Government Securities Fund Portfolio Manager for the GE Short-Term Government Fund Portfolio Manager for the GE Money Market Fund Co-Portfolio Manager for the GE Strategic Investment Fund
Robert MacDougall is Chief Investment Officer and Lead Portfolio Manager for GE Asset Management's fixed income investment team. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Bob has over twenty-eight years of investment experience. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.


PAUL REINHARDT
--------------------------------------------------------------------------------
Portfolio Manager for GE Premier Value Equity Fund
Paul Reinhardt is the Senior Vice President with GE Asset Management responsible for U.S. Large Cap Value equity portfolios. Paul has nineteen years investment experience with GEAM. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.

RICHARD L. SANDERSON
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Dick Sanderson, Senior Vice President, is responsible for directing the efforts of the U.S. Equity research team. In addition, Dick shares portfolio management responsibility for the U.S. Equity Select and U.S. Research Select portfolios. He has twenty-nine years of investment experience, six with GE Asset Management. Prior to joining GEAM, Dick held positions with Alliance Capital, Neuberger and Berman, Investors Diversified Services, First National Bank of Denver, and Northern Trust Company. During his career, he was voted "Best of Buy Side" three times by Institutional Investor magazine. He received both a BA (Anthropology) and MBA (Finance) from the University of Michigan and is the holder of a Chartered Financial Analyst designation.

MICHAEL SOLECKI
--------------------------------------------------------------------------------
Portfolio Manager for the GE Europe Equity Fund
Co-Portfolio Manager for GE Global Equity Fund
Michael Solecki is Senior Vice President of GE Asset Management with International Equity portfolio management responsibilities, with particular research emphasis on European securities. Michael has fourteen years of investment experience, ten of them with GE. After completing the GE Financial Management Program, Michael became an international securities analyst with GE Asset Management. He was based in our affiliated European office in London, England from 1992-1995. Before joining GE, Michael worked for Monarch Capital Corporation as a financial analyst. He has an MBA from Fordham University, a BS in Finance from Western New England College and is a holder of the Chartered Financial Analyst designation.

DIANE WEHNER
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Growth Fund
Diane Wehner is a Vice President with GE Asset Management responsible for Mid-Cap Growth portfolios. Diane has sixteen years of investment experience. Prior to joining GE Asset Management in 2001, she was a Vice President-Senior Portfolio Manager with Benefit Capital Management Corporation. Diane holds a Chartered Financial Analyst designation, a BA in economics from Drew University, and a MBA in finance from New York University.

CHIP WHITMAN
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Value Equity Fund
Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid-Cap Value portfolios. Chip joined GEAM after completing GE's Financial Management Program and has sixteen years investment experience. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.

SUB-ADVISERS
--------------------------------------------------------------------------------
Morgan Stanley Investments LP
Sub-Adviser for the GE High Yield Fund
Steve F. Esser joined Morgan Stanley in 1988 and has 17 years of investment experience. Steve is a portfolio manager for our Fixed Income portfolios. He is a member of the Credit team and leads the High Yield and Emerging Markets Debt teams. Prior to joining the Firm, he worked in the fixed-income group at Kidder, Peabody & Co., Incorporated. Previously, he was a credit analyst at First National Bank of Maryland. Steve received a B.S., Summa Cum Laude, from the University of Delaware, and is a Chartered Financial Analyst.

Gordon W. Loery joined Morgan Stanley in 1996 and has 11 years of investment experience. He is a portfolio manager for the High Yield product focusing on the paper, gaming and healthcare sectors. Previously, he was a High Yield bond analyst. Prior to joining the Firm, he worked at Alex Brown, Inc., Cortez Capital Management, and Mabon Nugent. Gordon received a B.A. from Cornell University in Economics and is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Deanna L. Loughnane joined Morgan Stanley in 1997 and has 12 years of investment experience. She is a portfolio manager for our High Yield portfolio. Prior to joining the Firm, she served as a vice president and senior corporate bond analyst at Putnam Investments. Previously, she was a financial analyst at The First Boston Corporation. Deanna received a B.S. from the University of Virginia's McIntire School of Commerce, an M.B.A. from Harvard Graduate School of Business Administration, and is a Chartered Financial Analyst.

Palisade Capital Management, L.L.C.
Sub-Adviser for the GE Small-Cap Value Equity Fund
The GE Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, and Dennison Veru. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

SSgA Funds Management, Inc.
Sub-Adviser for the GE S&P 500 Index Fund
Effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund. SSgA assumed this role from State Street Global Advisors, a division of State Street Bank and Trust Company, an affiliate of SSgA. The GE S&P 500 Index Fund is managed by a team of portfolio managers led by Karl A. Schneider. Since 1999, Karl has been a Principal and portfolio manager in the U.S. Structured Products Group of the State Street Bank and Trust Company organization. Prior to joining the U.S. Structured Products Group, Karl was a portfolio manager in the firm's Currency Risk Management Group. Karl holds B.S. degrees in Finance and Investments from Babson College.

TRUSTEES
Michael J. Cosgrove

John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Michael J. Tansley

ASSISTANT TREASURERS
Michael M. D'Ambrosio
Scott D. Sawyer

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, PRESIDENT
Eugene K. Bolton, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, MUTUAL FUNDS
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Geoffrey R. Norman, EVP, MARKETING
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3003 Summer Street
Stamford, CT 06905

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO  64141-9631

CUSTODIAN
State Street Bank & Trust Company

COUNSEL
Willkie Farr & Gallagher

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

                                                           SHAREHOLDER INQUIRIES


Please contact your financial advisor, or if you receive account statements directly from GE Funds, call (800) 242-0134. Telephone representatives are available from 8:30 am to 8:00 pm. Correspondence can be mailed to:
GE FUNDS C/O NFDS
330 WEST 9TH STREET
KANSAS CITY, MO  64105
(816) 843-7335

Also, visit us on the web at gefn.com/mutualfunds.

Y SHARE CLASS INVESTORS:  Contact your designated GE Asset Management account representative.

401(K) PLAN INVESTORS:    Call your company's designated plan number.

At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

The GE Family of Funds is just one of the investment product lines available through GE Financial Assurance -- a dynamic family of investment and insurance companies devoted to providing financial solutions to consumers seeking to accumulate, preserve and protect wealth over their lifetimes.

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

WWW.GEFN.COM/MUTUALFUNDS

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                                                                   CANTON, MA
                                                                 PERMIT NO. 313
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[GE LOGO]

               WE BRING GOOD THINGS TO LIFE.
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GEF-2 (9/01)